UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: February 29, 2005

                   Date of reporting period: November 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS
                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
COMMON STOCK - 23.99%

AGRICULTURAL PRODUCTION CROPS - 0.01%
             192  ALICO INCORPORATED                                                         $      10,706
             541  CHIQUITA BRANDS INTERNATIONAL INCORPORATED                                        10,701

                                                                                                    21,407
                                                                                             -------------

AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL SPECIALIZED - 0.00%
               2  SEABOARD CORPORATION                                                               1,500
                                                                                             -------------

AMUSEMENT & RECREATION SERVICES - 0.06%
             544  GAYLORD ENTERTAINMENT COMPANY+                                                    19,171
             331  HARRAH'S ENTERTAINMENT INCORPORATED                                               20,323
             740  INTERNATIONAL GAME TECHNOLOGY                                                     26,159
             318  MULTIMEDIA GAMES INCORPORATED+<<                                                   4,159
             188  PENN NATIONAL GAMING INCORPORATED+                                                 9,921

                                                                                                    79,733
                                                                                             -------------

APPAREL & ACCESSORY STORES - 0.11%
             298  ABERCROMBIE & FITCH COMPANY CLASS A                                               13,574
             354  AEROPOSTALE INCORPORATED+                                                         10,089
             263  CHICO'S FAS INCORPORATED+                                                         10,152
             339  CHRISTOPHER & BANKS CORPORATION                                                    6,688
           1,341  GAP INCORPORATED                                                                  29,301
             606  KOHL'S CORPORATION+                                                               27,973
             947  LIMITED BRANDS                                                                    23,145
             347  NORDSTROM INCORPORATED                                                            15,181
             533  ROSS STORES INCORPORATED                                                          14,338

                                                                                                   150,441
                                                                                             -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.10%
           3,663  BENETTON GROUP SPA ADR                                                            88,168
             403  LIZ CLAIBORNE INCORPORATED                                                        16,551
             559  PHILLIPS-VAN HEUSEN CORPORATION                                                   15,261
             439  QUIKSILVER INCORPORATED+                                                          13,016
             565  WARNACO GROUP INCORPORATED+                                                       11,227

                                                                                                   144,223
                                                                                             -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
             129  AUTOZONE INCORPORATED+                                                            11,042
             206  CARMAX INCORPORATED+<<                                                             5,737
             241  COPART INCORPORATED+                                                               5,206
             372  MARINEMAX INCORPORATED+                                                           10,937
             242  UNITED AUTO GROUP INCORPORATED                                                     6,902

                                                                                                    39,824
                                                                                             -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
             263  RYDER SYSTEM INCORPORATED                                                         14,107
                                                                                             -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.11%
             119  BEAZER HOMES USA INCORPORATED                                                     14,756
             287  CENTEX CORPORATION                                                                15,059
             566  D.R. HORTON INCORPORATED                                                          19,929
              68  KB HOME                                                                            5,976
             271  LENNAR CORPORATION CLASS A                                                        12,176
           2,793  VIVENDI UNIVERSAL SA ADR+<<                                                       82,142

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                   VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
             243  WCI COMMUNITIES INCORPORATED+                                              $      6,226

                                                                                                  156,264
                                                                                             ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.19%
             283  CENTRAL GARDEN & PET COMPANY+                                                    10,952
             177  FASTENAL COMPANY                                                                 10,825
           3,957  HOME DEPOT INCORPORATED                                                         165,205
           1,312  LOWE'S COMPANIES INCORPORATED                                                    72,593
             363  SHERWIN-WILLIAMS COMPANY                                                         16,190

                                                                                                  275,765
                                                                                             ------------

BUSINESS SERVICES - 1.54%
             931  24/7 REAL MEDIA INCORPORATED+                                                     3,519
             449  AARON RENTS INCORPORATED                                                         10,893
             504  ADOBE SYSTEMS INCORPORATED                                                       30,522
             228  ADVO INCORPORATED                                                                 8,005
             388  AKAMAI TECHNOLOGIES INCORPORATED+<<                                               5,025
             213  ALTIRIS INCORPORATED+                                                             5,964
             380  ANSYS INCORPORATED+                                                              11,662
             291  ARBITRON INCORPORATED+                                                           10,889
             762  ASCENTIAL SOFTWARE CORPORATION+                                                  10,417
             162  ASK JEEVES INCORPORATED+                                                          4,186
             469  ASPECT COMMUNICATIONS CORPORATION+                                                5,089
             280  AUTODESK INCORPORATED                                                            18,315
             948  AUTOMATIC DATA PROCESSING INCORPORATED                                           43,162
             181  AVOCENT CORPORATION+                                                              6,865
             876  BEA SYSTEMS INCORPORATED+                                                         7,078
             834  BISYS GROUP INCORPORATED+                                                        13,352
             151  BLUE COAT SYSTEMS INCORPORATED+                                                   2,520
             641  BMC SOFTWARE INCORPORATED+                                                       11,910
             187  CACI INTERNATIONAL INCORPORATED CLASS A+                                         11,618
             765  CADENCE DESIGN SYSTEMS INCORPORATED+                                             10,511
             429  CATALINA MARKETING CORPORATION                                                   12,055
           2,012  CENDANT CORPORATION                                                              45,612
             239  CERNER CORPORATION+                                                              12,600
             385  CERTEGY INCORPORATED                                                             13,244
             214  CHECKFREE CORPORATION+                                                            7,929
             571  CITRIX SYSTEMS INCORPORATED+                                                     13,481
             855  CNET NETWORKS INCORPORATED+                                                       7,969
             390  COGNEX CORPORATION                                                               10,062
             411  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                      15,671
           1,015  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                   30,988
             428  COMPUTER SCIENCES CORPORATION+                                                   23,155
           1,339  COMPUWARE CORPORATION+                                                            7,726
             173  COSTAR GROUP INCORPORATED+                                                        7,577
             497  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                           9,030
             316  DELUXE CORPORATION                                                               12,495
             459  DIGIMARC CORPORATION+                                                             4,227
             202  DIGITAL RIVER INCORPORATED+                                                       8,468
             949  EBAY INCORPORATED+                                                              106,715
             810  ELECTRO RENT CORPORATION+                                                        11,486
             616  ELECTRONIC ARTS INCORPORATED+                                                    30,122
           1,092  ELECTRONIC DATA SYSTEMS CORPORATION                                              24,515
             434  ELECTRONICS FOR IMAGING INCORPORATED+                                             7,261
             493  EQUIFAX INCORPORATED                                                             13,617
             189  F5 NETWORKS INCORPORATED+                                                         8,136
             209  FACTSET RESEARCH SYSTEMS INCORPORATED                                            10,795
           1,242  FALCONSTOR SOFTWARE INCORPORATED+<<                                               9,725
             233  FILENET CORPORATION+                                                              6,247
           1,637  FIRST DATA CORPORATION                                                           67,264

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                   VALUE
BUSINESS SERVICES (continued)
             514  FISERV INCORPORATED+                                                       $     19,794
             248  GEVITY HR INCORPORATED                                                            4,392
             269  HUDSON HIGHLAND GROUP INCORPORATED+                                               7,346
             254  HYPERION SOLUTIONS CORPORATION+                                                  11,382
             327  IDX SYSTEMS CORPORATION+                                                         11,484
             640  IMS HEALTH INCORPORATED                                                          14,445
             180  INFOSPACE INCORPORATED+<<                                                         7,974
             413  INTERGRAPH CORPORATION+                                                          10,821
             571  INTERNET CAPITAL GROUP INCORPORATED+                                              3,923
             271  INTERNET SECURITY SYSTEMS+                                                        6,561
           1,042  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                   12,931
             410  INTUIT INCORPORATED+                                                             17,154
             178  IPAYMENT INCORPORATED+                                                            6,842
             414  KORN/FERRY INTERNATIONAL+                                                         7,713
             228  KRONOS INCORPORATED+                                                             11,523
             207  MACROMEDIA INCORPORATED+                                                          5,906
             264  MANHATTAN ASSOCIATES INCORPORATED+                                                6,415
             636  MENTOR GRAPHICS CORPORATION+                                                      7,982
             106  MERCURY INTERACTIVE CORPORATION+<<                                                4,835
          16,202  MICROSOFT CORPORATION                                                           434,376
              93  MICROSTRATEGY INCORPORATED CLASS A+                                               6,003
             243  MONSTER WORLDWIDE INCORPORATED+                                                   6,850
             862  MPS GROUP INCORPORATED+                                                           9,706
             396  NCO GROUP INCORPORATED+                                                           9,944
             289  NCR CORPORATION+                                                                 17,262
             959  NOVELL INCORPORATED+                                                              5,850
             389  OMNICOM GROUP INCORPORATED                                                       31,509
           6,349  ORACLE CORPORATION+                                                              80,378
             312  PACKETEER INCORPORATED+                                                           4,056
             269  PALMSOURCE INCORPORATED+                                                          4,261
             732  PEOPLESOFT INCORPORATED+                                                         17,283
             653  PEROT SYSTEMS CORPORATION CLASS A+                                               10,455
             393  RADISYS CORPORATION+                                                              5,537
             408  RED HAT INCORPORATED+<<                                                           5,908
           4,142  RENTOKIL INITIAL PLC ADR                                                         56,214
           1,258  REUTERS GROUP PLC ADR                                                            55,453
             520  ROBERT HALF INTERNATIONAL INCORPORATED                                           14,056
             390  RSA SECURITY INCORPORATED+                                                        8,248
             635  S1 CORPORATION+                                                                   5,950
             182  SAFENET INCORPORATED+                                                             6,490
           1,692  SAP AG<<                                                                         75,294
             475  SECURE COMPUTING CORPORATION+                                                     4,950
             322  SERENA SOFTWARE INCORPORATED+                                                     6,714
           1,378  SIEBEL SYSTEMS INCORPORATED+                                                     13,890
             466  SOTHEBY'S HOLDINGS INCORPORATED+                                                  7,307
           7,434  SUN MICROSYSTEMS INCORPORATED+                                                   41,259
             449  SUNGARD DATA SYSTEMS INCORPORATED+                                               11,903
             594  SYMANTEC CORPORATION+                                                            37,903
             388  SYNOPSYS INCORPORATED+                                                            6,840
             318  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                    11,114
             349  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                              7,161
              18  TRAVELZOO INCORPORATED+                                                           1,674
             995  UNISYS CORPORATION+                                                              11,433
             396  UNITED ONLINE INCORPORATED+                                                       4,225
             417  UNITED RENTALS INCORPORATED+<<                                                    7,452
             566  VALUECLICK INCORPORATED+                                                          7,301
             533  VERISIGN INCORPORATED+                                                           17,536
             953  VERITAS SOFTWARE CORPORATION+                                                    20,871
             502  VERITY INCORPORATED+                                                              6,882
             144  WEBSENSE INCORPORATED+                                                            6,921
             532  WIND RIVER SYSTEMS INCORPORATED+                                                  6,437
           1,141  WPP GROUP PLC ADR                                                                62,652

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                   VALUE
BUSINESS SERVICES (continued)
           2,138  YAHOO! INCORPORATED+                                                       $     80,432

                                                                                                2,203,037
                                                                                             ------------

CHEMICALS & ALLIED PRODUCTS - 2.23%
           2,612  ABBOTT LABORATORIES                                                             109,599
             541  ABGENIX INCORPORATED+<<                                                           5,491
             511  AIR PRODUCTS & CHEMICALS INCORPORATED                                            29,255
           2,270  AKZO NOBEL NV ADR                                                                93,955
             270  ALBERTO-CULVER COMPANY CLASS B                                                   12,501
             365  ALEXION PHARMACEUTICALS INCORPORATED+                                             7,548
             626  ALKERMES INCORPORATED+                                                            8,632
             342  ALPHARMA INCORPORATED CLASS A<<                                                   5,681
           2,324  AMGEN INCORPORATED+                                                             139,533
           2,237  ASTRAZENECA PLC ADR<<                                                            88,115
             221  ATHEROGENICS INCORPORATED+                                                        5,240
             341  AVERY DENNISON CORPORATION                                                       20,003
             898  AVON PRODUCTS INCORPORATED                                                       33,711
             177  BARR LABORATORIES INCORPORATED+                                                   6,912
           3,259  BRISTOL-MYERS SQUIBB COMPANY                                                     76,586
             398  CAMBREX CORPORATION                                                               9,870
              81  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                            3,787
             365  CHIRON CORPORATION+                                                              11,888
             299  CLOROX COMPANY                                                                   16,481
             816  COLGATE PALMOLIVE COMPANY                                                        37,528
           1,400  CORIXA CORPORATION+                                                               5,250
             464  CUBIST PHARMACEUTICALS INCORPORATED+                                              5,568
             549  DENDREON CORPORATION+<<                                                           5,386
             179  DIGENE CORPORATION+                                                               4,329
             521  DISCOVERY LABORATORIES INCORPORATED+                                              3,637
           1,659  DOW CHEMICAL COMPANY                                                             83,730
           1,648  DU PONT (E.I.) DE NEMOURS & COMPANY                                              74,687
             320  EASTMAN CHEMICAL COMPANY                                                         17,402
             602  ECOLAB INCORPORATED                                                              21,058
           1,789  ELI LILLY & COMPANY                                                              95,407
             297  EPIX MEDICAL INCORPORATED+                                                        5,227
             301  FMC CORPORATION+                                                                 14,915
             731  FOREST LABORATORIES INCORPORATED+                                                28,487
             823  GENENTECH INCORPORATED+                                                          39,710
             448  GENZYME CORPORATION+                                                             25,092
             185  GEORGIA GULF CORPORATION                                                         10,652
             844  GILEAD SCIENCES INCORPORATED+                                                    29,084
           1,622  GILLETTE COMPANY                                                                 70,541
           2,647  GLAXOSMITHKLINE PLC ADR                                                         112,603
             502  GREAT LAKES CHEMICAL CORPORATION                                                 14,709
             453  HOSPIRA INCORPORATED+                                                            14,600
             200  IDEXX LABORATORIES INCORPORATED+                                                 10,320
             337  ILEX ONCOLOGY INCORPORATED+                                                       8,378
             119  IMCLONE SYSTEMS INCORPORATED+                                                     5,024
             197  IMMUCOR INCORPORATED+                                                             6,334
             432  IMPAX LABORATORIES INCORPORATED+                                                  5,409
             771  INKINE PHARMACEUTICAL COMPANY INCORPORATED+                                       4,036
             369  INSPIRE PHARMACEUTICALS INCORPORATED+                                             6,609
             316  INTERMUNE INCORPORATED+                                                           3,922
             356  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                  14,418
             476  IVAX CORPORATION+                                                                 7,430
             313  K-V PHARMACEUTICAL COMPANY CLASS A+                                               5,884
             900  KING PHARMACEUTICALS INCORPORATED+                                               11,205
             443  LIGAND PHARMACEUTICALS INCORPORATED CLASS B+<<                                    4,962
             100  MARTEK BIOSCIENCES CORPORATION+                                                   3,887
             343  MEDICINES COMPANY+<<                                                              8,554
             546  MEDIMMUNE INCORPORATED+                                                          14,524
           3,891  MERCK & COMPANY INCORPORATED                                                    109,026

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
             190  MGI PHARMA INCORPORATED+                                                   $      5,128
             446  MILLENNIUM CHEMICALS INCORPORATED+                                               11,855
             747  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                          9,427
             596  MONSANTO COMPANY                                                                 27,428
             582  MOSAIC COMPANY+                                                                  10,115
             434  NABI BIOPHARMACEUTICALS+                                                          6,250
             394  NEKTAR THERAPEUTICS+                                                              7,362
             104  NEUROCRINE BIOSCIENCES INCORPORATED+<<                                            4,784
           3,075  NOVARTIS AG ADR                                                                 147,754
             273  NOVEN PHARMACEUTICALS INCORPORATED+                                               4,990
           1,104  NOVO NORDISK A/S ADR                                                             58,567
             299  NPS PHARMACEUTICALS INCORPORATED+<<                                               5,355
             258  OM GROUP INCORPORATED+<<                                                          7,931
             191  ONYX PHARMACEUTICALS INCORPORATED+<<                                              5,974
             791  ORASURE TECHNOLOGIES INCORPORATED+                                                5,664
             111  OSI PHARMACEUTICALS INCORPORATED+                                                 5,281
             183  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                        7,221
             377  PENWEST PHARMACEUTICALS COMPANY+                                                  4,694
             489  PERRIGO COMPANY                                                                   8,822
          13,100  PFIZER INCORPORATED                                                             363,787
             129  PHARMION CORPORATION+                                                             5,462
           1,244  PHARMOS CORPORATION+                                                              4,976
             427  PPG INDUSTRIES INCORPORATED                                                      28,810
             710  PRAXAIR INCORPORATED                                                             31,879
           4,355  PROCTER & GAMBLE COMPANY                                                        232,905
             265  PROTEIN DESIGN LABS INCORPORATED+                                                 4,802
           1,243  ROCHE HOLDING AG ADR                                                            131,084
             510  ROHM & HAAS COMPANY                                                              22,486
             364  SALIX PHARMACEUTICALS LIMITED+<<                                                  5,515
           1,910  SANOFI-AVENTIS ADR<<                                                             72,122
           2,841  SCHERING-PLOUGH CORPORATION                                                      50,712
             175  SEPRACOR INCORPORATED+                                                            7,789
           7,000  SHISEIDO COMPANY LIMITED                                                         96,629
             294  SIGMA-ALDRICH CORPORATION                                                        17,561
             497  VALEANT PHARMACEUTICALS INTERNATIONAL                                            12,032
             662  VERTEX PHARMACEUTICALS INCORPORATED+                                              7,030
             366  VICURON PHARMACEUTICALS INCORPORATED+                                             6,438
             246  WATSON PHARMACEUTICALS INCORPORATED+                                              7,146
           2,522  WYETH                                                                           100,552

                                                                                                3,188,631
                                                                                             ------------

COAL MINING - 0.01%
             250  MASSEY ENERGY COMPANY                                                             8,780
                                                                                             ------------

COMMUNICATIONS - 1.29%
             607  ALLTEL CORPORATION                                                               34,411
             665  AMERICAN TOWER CORPORATION CLASS A+                                              12,056
           1,937  AT&T CORPORATION                                                                 35,447
           1,061  AVAYA INCORPORATED+                                                              17,422
             871  BEASLEY BROADCAST GROUP INCORPORATED CLASS A+                                    15,286
           3,547  BELLSOUTH CORPORATION                                                            95,131
             965  BRITISH SKY BROADCASTING GROUP PLC ADR                                           41,080
           2,005  BT GROUP PLC ADR                                                                 74,726
             547  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                      11,678
             570  CENTURYTEL INCORPORATED                                                          18,764
           1,144  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                        38,530
           4,150  COMCAST CORPORATION CLASS A+                                                    124,666
             766  CROWN CASTLE INTERNATIONAL CORPORATION+                                          12,930
           3,827  DEUTSCHE TELEKOM AG ADR+<<                                                       81,209
           1,357  DIRECTV GROUP INCORPORATED+                                                      21,698
             571  ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                     18,723

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                   VALUE
COMMUNICATIONS (continued)
             601  EMMIS COMMUNICATIONS CORPORATION CLASS A+                                  $     11,112
             359  FOUNDRY NETWORKS INCORPORATED+<<                                                  4,793
           1,673  FRANCE TELECOM SA ADR                                                            52,499
             215  GOLDEN TELECOM INCORPORATED                                                       6,514
             761  IAC INTERACTIVECORP+                                                             18,789
           1,049  ITC DELTACOM INCORPORATED+                                                        1,794
             156  J2 GLOBAL COMMUNICATIONS INCORPORATED+                                            5,437
             493  LIBERTY CORPORATION                                                              21,495
             516  LIBERTY MEDIA INTERNATIONAL INCORPORATED CLASS A+                                22,219
           2,032  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                      57,831
             425  NEXTEL PARTNERS INCORPORATED CLASS A+<<                                           7,688
           1,658  NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR                                   37,123
             199  NOVATEL WIRELESS INCORPORATED+                                                    4,191
             232  NTL INCORPORATED+                                                                16,143
           2,502  NTT DOCOMO INCORPORATED ADR                                                      43,435
           6,249  SBC COMMUNICATIONS INCORPORATED                                                 157,287
           2,947  SPRINT CORPORATION-FON GROUP                                                     67,221
           1,283  TELECOM CORPORATION OF NEW ZEALAND LIMITED ADR                                   44,546
           2,470  TELEFONICA SA ADR                                                               129,799
             854  TIVO INCORPORATED+                                                                4,022
             600  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                 18,060
             233  UTSTARCOM INCORPORATED+<<                                                         4,553
           5,019  VERIZON COMMUNICATIONS INCORPORATED                                             206,933
           8,160  VODAFONE GROUP PLC ADR<<                                                        222,523
             234  WEBEX COMMUNICATIONS INCORPORATED+                                                5,555
             265  WESTERN WIRELESS CORPORATION CLASS A+                                             7,155
             485  XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                      17,901

                                                                                                1,850,375
                                                                                             ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.02%
             107  CHEMED CORPORATION                                                                6,638
             400  DYCOM INDUSTRIES INCORPORATED+<<                                                 11,656
             246  EMCOR GROUP INCORPORATED+                                                        11,370

                                                                                                   29,664
                                                                                             ------------

DEPOSITORY INSTITUTIONS - 2.83%
           3,862  ABN AMRO HOLDING NV ADR                                                          95,082
           1,972  ALLIED IRISH BANKS PLC ADR                                                       76,888
           1,157  AMSOUTH BANCORPORATION                                                           30,001
           5,215  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                           85,422
           5,739  BANCO SANTANDER CENTRAL HISPANO SA ADR                                           68,811
           1,595  BANCTRUST FINANCIAL GROUP INCORPORATED                                           33,973
           7,370  BANK OF AMERICA CORPORATION                                                     341,010
           1,812  BANK OF NEW YORK COMPANY INCORPORATED                                            59,633
             625  BANKUNITED FINANCIAL CORPORATION CLASS A+                                        19,212
           3,203  BARCLAYS PLC ADR<<                                                              133,309
           1,299  BB&T CORPORATION                                                                 55,143
           3,818  BNP PARIBAS SA ADR<<                                                            132,693
           1,171  CASCADE BANCORP                                                                  25,528
           1,333  CENTRAL COAST BANCORP+                                                           30,992
             856  CHITTENDEN CORPORATION                                                           25,235
           9,123  CITIGROUP INCORPORATED                                                          408,254
             736  CITY BANK LYNNWOOD WASHINGTON                                                    28,365
           1,462  COASTAL FINANCIAL CORPORATION                                                    22,222
             495  COMERICA INCORPORATED                                                            30,442
             396  COMMERCIAL CAPITAL BANCORPORATION INCORPORATED<<                                  9,449
             589  CORUS BANKSHARES INCORPORATED                                                    28,667
           1,319  DEUTSCHE BANK AG                                                                111,851
             314  EURONET WORLDWIDE INCORPORATED+                                                   7,724
           1,159  FARMERS CAPITAL BANK CORPORATION                                                 44,042

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                   VALUE
DEPOSITORY INSTITUTIONS (continued)
           1,116  FIFTH THIRD BANCORP                                                        $     56,202
             469  FIRST BANCORP PUERTO RICO                                                        30,072
             620  FIRST HORIZON NATIONAL CORPORATION                                               27,094
           1,520  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                       21,949
             568  FIRST OF LONG ISLAND CORPORATION                                                 27,906
             288  GOLDEN WEST FINANCIAL CORPORATION                                                34,341
           2,291  HBOS PLC ADR                                                                     96,234
           2,554  HSBC HOLDINGS PLC ADR                                                           218,061
           1,334  HUNTINGTON BANCSHARES INCORPORATED                                               32,363
             260  ITLA CAPITAL CORPORATION+                                                        14,204
           6,590  JP MORGAN CHASE & COMPANY                                                       248,114
           1,448  KEYCORP                                                                          48,204
             781  MARSHALL & ILSLEY CORPORATION                                                    32,560
             616  MB FINANCIAL INCORPORATED                                                        25,995
           1,320  MELLON FINANCIAL CORPORATION                                                     38,570
             445  NASB FINANCIAL INCORPORATED                                                      17,822
             592  NATIONAL AUSTRALIA BANK LIMITED ADR<<                                            64,238
           1,552  NATIONAL CITY CORPORATION                                                        57,548
             811  NEW YORK COMMUNITY BANCORP INCORPORATED                                          16,042
             724  NORTHERN TRUST CORPORATION                                                       34,057
             897  PNC FINANCIAL SERVICES GROUP                                                     48,797
           1,173  REGIONS FINANCIAL CORPORATION                                                    41,043
             520  RIGGS NATIONAL CORPORATION                                                       10,462
           3,666  SAN PAOLO-IMI SPA                                                               100,778
             431  SILICON VALLEY BANCSHARES+<<                                                     18,093
             384  SMITHTOWN BANCORPORATION INCORPORATED                                            12,618
             812  STATE STREET CORPORATION                                                         36,183
             858  SUN BANCORP INCORPORATED NEW JERSEY+                                             21,321
             720  SUNTRUST BANKS INCORPORATED                                                      51,336
           1,227  SYNOVUS FINANCIAL CORPORATION                                                    33,129
           3,735  US BANCORP                                                                      110,668
             552  USB HOLDING COMPANY INCORPORATED                                                 15,423
           2,926  WACHOVIA CORPORATION                                                            151,421
           1,535  WASHINGTON MUTUAL INCORPORATED                                                   62,490
             380  WEBSTER FINANCIAL CORPORATION                                                    19,019
           2,385  WESTPAC BANKING CORPORATION ADR                                                 170,599
             416  WINTRUST FINANCIAL CORPORATION                                                   24,893
             446  WSFS FINANCIAL CORPORATION                                                       27,318
             559  YARDVILLE NATIONAL BANCORP                                                       18,620
             453  ZIONS BANCORPORATION                                                             30,125

                                                                                                4,049,860
                                                                                             ------------

EATING & DRINKING PLACES - 0.13%
             637  DARDEN RESTAURANTS INCORPORATED                                                  17,365
             507  KRISPY KREME DOUGHNUTS INCORPORATED+<<                                            5,106
           2,227  MCDONALD'S CORPORATION                                                           68,458
             305  P.F. CHANG'S CHINA BISTRO INCORPORATED+                                          17,153
             544  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                     16,298
              89  RED ROBIN GOURMET BURGERS INCORPORATED+                                           4,570
             518  WENDY'S INTERNATIONAL INCORPORATED                                               18,477
             708  YUM! BRANDS INCORPORATED                                                         32,143

                                                                                                  179,570
                                                                                             ------------

EDUCATIONAL SERVICES - 0.04%
             322  APOLLO GROUP INCORPORATED CLASS A+                                               25,664
             314  CAREER EDUCATION CORPORATION+                                                    12,215
             302  CORINTHIAN COLLEGES INCORPORATED+                                                 5,262
             140  STRAYER EDUCATION INCORPORATED                                                   15,047

                                                                                                   58,188
                                                                                             ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
ELECTRIC, GAS & SANITARY SERVICES - 1.05%
           1,671  AES CORPORATION+                                                           $     20,453
           1,156  ALLIED WASTE INDUSTRIES INCORPORATED+                                            10,508
             506  AMEREN CORPORATION                                                               24,500
             966  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                     33,008
           1,000  AMERICAN STATES WATER COMPANY                                                    26,010
             643  BLACK HILLS CORPORATION                                                          19,747
           2,000  CALPINE CORPORATION+<<                                                            7,760
           1,316  CENTERPOINT ENERGY INCORPORATED                                                  14,687
             613  CH ENERGY GROUP INCORPORATED                                                     28,486
             585  CINERGY CORPORATION                                                              24,213
             765  CMS ENERGY CORPORATION+                                                           7,803
             583  CONSOLIDATED EDISON INCORPORATED                                                 25,565
             519  CONSTELLATION ENERGY GROUP INCORPORATED                                          22,680
             641  DOMINION RESOURCES INCORPORATED                                                  41,966
             534  DTE ENERGY COMPANY                                                               23,432
           1,743  DUKE ENERGY CORPORATION<<                                                        44,063
           1,528  E.ON AG                                                                         128,551
             807  EDISON INTERNATIONAL                                                             25,743
           2,372  EL PASO CORPORATION                                                              24,764
           6,728  ENDESA SA ADR                                                                   145,258
             465  ENTERGY CORPORATION                                                              30,141
           1,267  EXELON CORPORATION                                                               52,847
             738  FIRSTENERGY CORPORATION                                                          31,166
             401  FPL GROUP INCORPORATED                                                           28,202
             377  KINDER MORGAN INCORPORATED                                                       26,126
           3,094  NATIONAL GRID TRANSCO PLC                                                       142,262
             198  NICOR INCORPORATED                                                                7,306
           1,218  NISOURCE INCORPORATED                                                            26,540
             705  PEOPLES ENERGY CORPORATION                                                       31,457
             830  PG&E CORPORATION+                                                                27,606
             690  PROGRESS ENERGY INCORPORATED                                                     30,298
             605  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                     26,614
             895  RELIANT RESOURCES INCORPORATED+<<                                                10,633
           3,373  SCOTTISH POWER PLC                                                              100,313
             528  SEMPRA ENERGY                                                                    19,525
             624  SOUTH JERSEY INDUSTRIES INCORPORATED                                             32,080
           1,351  SOUTHERN COMPANY                                                                 44,299
             141  TEXAS GENCO HOLDINGS INCORPORATED                                                 6,606
             565  TXU CORPORATION                                                                  35,493
             372  UIL HOLDINGS CORPORATION                                                         19,887
           1,386  WASTE MANAGEMENT INCORPORATED                                                    41,317
           1,364  WILLIAMS COMPANIES INCORPORATED                                                  22,738
             969  XCEL ENERGY INCORPORATED                                                         17,500

                                                                                                1,510,153
                                                                                             ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.02%
             307  ACUITY BRANDS INCORPORATED                                                        9,035
             601  ADVANCED MICRO DEVICES INCORPORATED+                                             12,789
             587  AEROFLEX INCORPORATED+                                                            7,191
             819  ALTERA CORPORATION+                                                              18,575
             532  AMERICAN POWER CONVERSION CORPORATION                                            11,247
             438  AMETEK INCORPORATED                                                              14,314
             779  ANALOG DEVICES INCORPORATED                                                      28,784
             437  ANDREW CORPORATION+                                                               6,205
           1,214  APPLIED MICRO CIRCUITS CORPORATION+                                               4,468
             233  ARTISAN COMPONENTS INCORPORATED+                                                  8,039
             338  ATMI INCORPORATED+                                                                7,781
             309  BENCHMARK ELECTRONICS INCORPORATED+                                              10,830
             545  BROADCOM CORPORATION CLASS A+                                                    17,723
             449  C&D TECHNOLOGIES INCORPORATED                                                     7,781
           1,057  CANON INCORPORATED ADR                                                           53,030
             167  CATAPULT COMMUNICATIONS CORPORATION+                                              4,532

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
             141  CERADYNE INCORPORATED+                                                            $       6,965
           4,213  CHARTERED SEMICONDUCTOR+<<                                                               26,205
             572  COMVERSE TECHNOLOGY INCORPORATED+                                                        12,166
             188  CREE INCORPORATED+<<                                                                      6,727
             416  CUBIC CORPORATION                                                                        10,608
             350  CYMER INCORPORATED+<<                                                                    10,647
             257  DITECH COMMUNICATIONS CORPORATION+                                                        4,050
             359  DSP GROUP INCORPORATED+                                                                   7,963
             667  EMERSON ELECTRIC COMPANY                                                                 44,569
           2,345  FUJITSU LIMITED ADR                                                                      73,912
          18,291  GENERAL ELECTRIC COMPANY                                                                646,770
             605  GRAFTECH INTERNATIONAL LIMITED+                                                           5,772
          11,626  INTEL CORPORATION                                                                       259,841
             374  INTERDIGITAL COMMUNICATIONS CORPORATION+                                                  7,611
           2,945  INTERNATIONAL BUSINESS MACHINES CORPORATION                                             277,537
             674  INTERSIL CORPORATION CLASS A                                                             10,851
             539  JABIL CIRCUIT INCORPORATED+                                                              13,507
           5,369  JDS UNIPHASE CORPORATION+                                                                17,020
             454  KLA-TENCOR CORPORATION+                                                                  20,457
           2,408  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                     61,982
             689  LINEAR TECHNOLOGY CORPORATION                                                            26,292
             293  LITTELFUSE INCORPORATED+                                                                 11,433
           1,525  LSI LOGIC CORPORATION+                                                                    8,067
           7,450  LUCENT TECHNOLOGIES INCORPORATED+                                                        29,279
             667  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                   27,320
             360  MAYTAG CORPORATION                                                                        7,236
             471  MEDIS TECHNOLOGIES LIMITED+<<                                                             7,654
             571  MICROCHIP TECHNOLOGY INCORPORATED                                                        16,091
           1,436  MICRON TECHNOLOGY INCORPORATED+<<                                                        15,911
             500  MICROSEMI CORPORATION+<<                                                                  8,900
          12,981  MINEBEA COMPANY LIMITED ADR                                                             104,561
             583  MOLEX INCORPORATED<<                                                                     16,073
             370  MOOG INCORPORATED CLASS A+                                                               15,547
           3,938  MOTOROLA INCORPORATED                                                                    75,846
             584  MYKROLIS CORPORATION+                                                                     7,160
             898  NATIONAL SEMICONDUCTOR CORPORATION<<                                                     13,883
             775  NETWORK APPLIANCE INCORPORATED+                                                          23,374
           2,883  NOKIA OYJ ADR                                                                            46,618
             455  NOVELLUS SYSTEMS INCORPORATED+                                                           12,258
             450  NVIDIA CORPORATION+                                                                       8,609
             371  OMNIVISION TECHNOLOGIES INCORPORATED+                                                     6,619
           3,110  OMRON CORPORATION                                                                        71,249
             445  OPENWAVE SYSTEMS INCORPORATED+                                                            5,865
           2,700  PIONEER CORPORATION                                                                      50,706
             565  PMC-SIERRA INCORPORATED+                                                                  6,238
             209  QLOGIC CORPORATION+                                                                       7,188
           2,836  QUALCOMM INCORPORATED                                                                   118,034
             257  RAMBUS INCORPORATED+                                                                      5,939
             835  REMEC INCORPORATED+                                                                       5,035
           1,573  RF MICRO DEVICES INCORPORATED+<<                                                         10,948
             542  ROCKWELL COLLINS INCORPORATED                                                            21,604
             164  ROGERS CORPORATION+                                                                       7,782
           1,900  SANMINA-SCI CORPORATION+                                                                 16,777
             421  SCIENTIFIC-ATLANTA INCORPORATED                                                          12,470
             388  SEACHANGE INTERNATIONAL INCORPORATED+                                                     6,627
             199  SIGMATEL INCORPORATED+                                                                    7,120
             623  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                  4,336
             487  SILICON IMAGE INCORPORATED+                                                               8,182
           1,014  SKYWORKS SOLUTIONS INCORPORATED+<<                                                       10,069
             217  SOHU.COM INCORPORATED+                                                                    3,678
           2,705  SOLECTRON CORPORATION+                                                                   16,906
           1,715  SONY CORPORATION ADR                                                                     62,357
             569  SPATIALIGHT INCORPORATED+<<                                                               5,104

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                               VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           1,658  STMICROELECTRONICS NV NY SHARES                                                        $       33,160
             389  TECHNITROL INCORPORATED+                                                                        6,710
             412  TEKELEC+                                                                                        9,645
           1,215  TELLABS INCORPORATED+                                                                          10,388
           2,948  TEXAS INSTRUMENTS INCORPORATED                                                                 71,283
             538  THOMAS & BETTS CORPORATION+                                                                    17,022
             304  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                        10,798
              36  WHIRLPOOL CORPORATION<<                                                                         2,324
             797  XILINX INCORPORATED                                                                            24,882
             439  ZORAN CORPORATION+                                                                              5,202

                                                                                                              2,891,843
                                                                                                         --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.16%
             141  AFFYMETRIX INCORPORATED+<<                                                                      4,787
             228  AMERICAN HEALTHCORP+                                                                            7,604
             315  AMYLIN PHARMACEUTICALS INCORPORATED+                                                            6,420
             650  ANTIGENICS INCORPORATED+<<                                                                      6,123
             534  APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                      7,519
             558  AXONYX INCORPORATED+                                                                            4,107
             323  CDI CORPORATION                                                                                 6,240
             314  CELGENE CORPORATION+                                                                            8,610
              78  CHARLES RIVER ASSOCIATES INCORPORATED+                                                          3,365
             188  CORPORATE EXECUTIVE BOARD COMPANY                                                              12,611
             255  CV THERAPEUTICS INCORPORATED+                                                                   5,528
             276  ERESEARCH TECHNOLOGY INCORPORATED+                                                              4,068
             269  FLUOR CORPORATION                                                                              13,961
             112  GEN-PROBE INCORPORATED+                                                                         4,469
             328  MAXMUS INCORPORATED+                                                                           10,276
             280  MOODY'S CORPORATION                                                                            22,610
             382  NAVIGANT CONSULTING INCORPORATED+                                                               8,920
             785  PAYCHEX INCORPORATED                                                                           26,031
             771  PER-SE TECHNOLOGIES INCORPORATED+<<                                                            10,632
             178  QUEST DIAGNOSTICS INCORPORATED                                                                 16,687
             167  RESOURCES CONNECTION INCORPORATED+                                                              7,575
             391  TELIK INCORPORATED+<<                                                                           7,472
             388  URS CORPORATION+                                                                               11,656
             410  WASHINGTON GROUP INTERNATIONAL INCORPORATED+                                                   15,990

                                                                                                                233,261
                                                                                                         --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.18%
             366  BALL CORPORATION                                                                               16,371
             422  CRANE COMPANY                                                                                  12,770
           1,197  CROWN HOLDINGS INCORPORATED+<<                                                                 15,322
             296  FORTUNE BRANDS INCORPORATED                                                                    23,230
             507  GRIFFON CORPORATION+                                                                           12,715
             800  GULF ISLAND FABRICATION INCORPORATED                                                           17,016
             485  ILLINOIS TOOL WORKS INCORPORATED                                                               45,701
             959  MASCO CORPORATION                                                                              33,824
             345  METALS USA INCORPORATED+                                                                        6,469
             318  NCI BUILDING SYSTEMS INCORPORATED+                                                             11,798
             506  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                     17,002
             443  SNAP-ON INCORPORATED                                                                           14,003
             264  TASER INTERNATIONAL INCORPORATED+<<                                                             7,244
             578  WATTS WATER TECHNOLOGIES INCORPORATED                                                          17,704

                                                                                                                251,169
                                                                                                         --------------

FINANCIAL SERVICES - 0.01%
             846  JANUS CAPITAL GROUP INCORPORATED<<                                                             14,001
                                                                                                         --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                   VALUE
FOOD & KINDRED PRODUCTS - 0.85%
              88  ADOLPH COORS COMPANY CLASS B                                               $      6,591
             305  AMERICAN ITALIAN PASTA COMPANY CLASS A                                            5,874
           1,151  ANHEUSER-BUSCH COMPANIES INCORPORATED                                            57,653
           1,067  ARCHER-DANIELS-MIDLAND COMPANY                                                   22,620
           3,929  CADBURY SCHWEPPES PLC ADR<<                                                     141,444
             758  CAMPBELL SOUP COMPANY                                                            21,626
           3,796  COCA COLA COMPANY                                                               149,221
             694  COCA COLA ENTERPRISES INCORPORATED                                               14,435
           1,240  CONAGRA FOODS INCORPORATED                                                       33,542
             745  DEL MONTE FOODS COMPANY+                                                          8,083
           1,928  DIAGEO PLC ADR                                                                  108,623
             634  GENERAL MILLS INCORPORATED                                                       28,841
             137  HANSEN NATURAL CORPORATION+                                                       4,631
             981  HERCULES INCORPORATED+                                                           14,617
             394  HERSHEY FOODS CORPORATION                                                        20,409
             838  HJ HEINZ COMPANY                                                                 31,140
             557  KELLOGG COMPANY                                                                  24,341
          11,537  KIRIN BREWERY COMPANY LIMITED                                                   111,332
           2,762  NESTLE SA ADR                                                                   177,495
             502  PEPSI BOTTLING GROUP INCORPORATED                                                14,066
           2,860  PEPSICO INCORPORATED                                                            142,743
             123  SANDERSON FARMS INCORPORATED                                                      4,582
           1,631  SARA LEE CORPORATION                                                             38,296
           1,464  TOPPS COMPANY INCORPORATED                                                       14,596
             386  WM WRIGLEY JR COMPANY<<                                                          26,557

                                                                                                1,223,358
                                                                                             ------------

FOOD STORES - 0.23%
             909  ALBERTSON'S INCORPORATED<<                                                       22,998
           2,609  COLES MYER LIMITED ADR                                                          162,515
           1,033  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+                                7,809
           5,947  KONINKLIJKE AHOLD NV ADR+                                                        43,651
           1,575  KROGER COMPANY+                                                                  25,483
             325  PANERA BREAD COMPANY+                                                            12,981
             853  STARBUCKS CORPORATION+                                                           47,990
             674  WINN-DIXIE STORES INCORPORATED+<<                                                 2,696

                                                                                                  326,123
                                                                                             ------------

FORESTRY - 0.02%
             506  WEYERHAEUSER COMPANY                                                             33,396
                                                                                             ------------

FURNITURE & FIXTURES - 0.05%
             485  FURNITURE BRANDS INTERNATIONAL INCORPORATED                                      11,781
             445  HERMAN MILLER INCORPORATED                                                       10,930
             226  HOOKER FURNITURE CORPORATION                                                      5,277
             701  LEGGETT & PLATT INCORPORATED                                                     20,925
             871  NEWELL RUBBERMAID INCORPORATED                                                   20,103
             317  SELECT COMFORT CORPORATION+<<                                                     6,178

                                                                                                   75,194
                                                                                             ------------

GENERAL MERCHANDISE STORES - 0.17%
             658  BIG LOTS INCORPORATED+                                                            7,633
             766  DOLLAR GENERAL CORPORATION                                                       15,128
             423  FEDERATED DEPARTMENT STORES INCORPORATED                                         23,180
             302  FRED'S INCORPORATED                                                               5,234
             526  JC PENNEY COMPANY INCORPORATED                                                   20,304
             102  KMART HOLDING CORPORATION+<<                                                     10,489
             471  MAY DEPARTMENT STORES COMPANY                                                    13,244
             455  SEARS ROEBUCK & COMPANY                                                          23,674

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
GENERAL MERCHANDISE STORES (continued)
             650  SHOPKO STORES INCORPORATED+                                                $     11,622
           1,559  TARGET CORPORATION                                                               79,852
           1,137  TJX COMPANIES INCORPORATED                                                       26,765

                                                                                                  237,125
                                                                                             ------------

HEALTH SERVICES - 0.20%
             479  AMSURG CORPORATION+                                                              12,315
             364  APRIA HEALTHCARE GROUP INCORPORATED+                                             11,164
             769  BEVERLY ENTERPRISES INCORPORATED+                                                 6,667
             639  BIOGEN IDEC INCORPORATED+                                                        37,497
             920  CAREMARK RX INCORPORATED+                                                        32,899
             308  DAVITA INCORPORATED+                                                             10,232
             709  FIRST HEALTH GROUP CORPORATION+                                                  12,634
             656  HCA INCORPORATED                                                                 25,860
             678  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                               14,977
           1,083  HUMAN GENOME SCIENCES INCORPORATED+                                              11,913
             327  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                      15,680
             291  LIFEPOINT HOSPITALS INCORPORATED+                                                10,703
             147  MANOR CARE INCORPORATED                                                           5,064
             207  MATRIA HEALTHCARE INCORPORATED+                                                   7,245
             283  NEIGHBORCARE INCORPORATED+                                                        7,949
             376  ODYSSEY HEALTHCARE INCORPORATED+<<                                                5,020
             169  PEDIATRIX MEDICAL GROUP INCORPORATED+                                            10,529
             612  SELECT MEDICAL CORPORATION                                                       10,679
             206  SIERRA HEALTH SERVICES INCORPORATED+<<                                           11,460
           1,340  TENET HEALTHCARE CORPORATION+<<                                                  14,539
             301  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                             11,880

                                                                                                  286,906
                                                                                             ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.43%
             341  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                     24,484
             735  AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                    24,064
           1,490  BEDFORD PROPERTY INVESTORS                                                       41,571
           1,189  CAPITAL AUTOMOTIVE                                                               40,081
           1,035  CEDAR SHOPPING CENTERS INCORPORATED                                              14,076
             896  CORPORATE OFFICE PROPERTIES TRUST SBI MD                                         24,891
             844  ENTERTAINMENT PROPERTIES TRUST                                                   36,216
           1,552  EQUITY OFFICE PROPERTIES TRUST                                                   42,602
           1,182  EQUITY RESIDENTIAL                                                               39,845
           1,577  FELCOR LODGING TRUST INCORPORATED+                                               20,406
           1,074  GENERAL GROWTH PROPERTIES INCORPORATED                                           36,849
             229  HEADWATERS INCORPORATED+                                                          7,335
           1,008  HOME PROPERTIES INCORPORATED                                                     41,509
             692  IMPAC MORTGAGE HOLDINGS INCORPORATED                                             16,214
             935  LASALLE HOTEL PROPERTIES                                                         28,705
             985  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                   38,868
           1,385  NATIONAL HEALTH INVESTORS INCORPORATED                                           40,096
             321  NOVASTAR FINANCIAL INCORPORATED<<                                                14,121
             595  SIMON PROPERTY GROUP INCORPORATED                                                36,938
           1,110  SOVRAN SELF STORAGE INCORPORATED                                                 46,886

                                                                                                  615,757
                                                                                             ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.07%
             649  BED BATH & BEYOND INCORPORATED+                                                  25,913
             521  BEST BUY COMPANY INCORPORATED                                                    29,374
             478  BROOKSTONE INCORPORATED+                                                          8,748
             726  CIRCUIT CITY STORES INCORPORATED                                                 11,318
             184  COST PLUS INCORPORATED+                                                           5,848
             177  GUITAR CENTER INCORPORATED+                                                       8,563

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
             337  MOVIE GALLERY INCORPORATED                                                 $      5,874
             183  RADIO SHACK CORPORATION                                                           5,777

                                                                                                  101,415
                                                                                             ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.08%
             472  BOYD GAMING CORPORATION                                                          17,351
             364  EMPIRE RESORTS INCORPORATED+<<                                                    3,917
             894  HILTON HOTELS CORPORATION                                                        18,470
           2,001  LA QUINTA CORPORATION+                                                           16,108
             512  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                      29,107
             548  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                 28,655

                                                                                                  113,608
                                                                                             ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.13%
           1,276  3M COMPANY                                                                      101,557
             261  ACTUANT CORPORATION CLASS A+                                                     12,272
             766  APPLE COMPUTER INCORPORATED+                                                     51,360
           3,223  APPLIED MATERIALS INCORPORATED+                                                  53,631
           1,051  AXCELIS TECHNOLOGIES INCORPORATED+                                                7,672
             657  BAKER HUGHES INCORPORATED                                                        29,125
             187  BLACK & DECKER CORPORATION                                                       15,725
             283  BLACK BOX CORPORATION                                                            12,078
              28  BRIGGS & STRATTON CORPORATION                                                     1,098
           1,450  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                     10,049
             468  BROOKS AUTOMATION INCORPORATED+                                                   7,184
             267  CASCADE CORPORATION                                                               8,568
             494  CATERPILLAR INCORPORATED                                                         45,226
             188  CDW CORPORATION                                                                  12,355
          12,333  CISCO SYSTEMS INCORPORATED+                                                     230,750
             497  DEERE & COMPANY                                                                  35,650
           4,547  DELL INCORPORATED+                                                              184,244
             544  DOVER CORPORATION                                                                22,005
           4,069  EMC CORPORATION+                                                                 54,606
             563  EMULEX CORPORATION+                                                               7,961
             185  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                          10,175
             148  EQUINIX INCORPORATED+                                                             5,754
             585  FLOWSERVE CORPORATION+                                                           14,754
             480  GARDNER DENVER INCORPORATED+                                                     16,512
           1,178  GATEWAY INCORPORATED+                                                             8,022
             608  GENERAL BINDING CORPORATION+                                                      8,105
             321  GLOBAL IMAGING SYSTEMS INCORPORATED+                                             12,012
             602  GRANT PRIDECO INCORPORATED+                                                      12,973
             841  HITACHI LIMITED ADR                                                              54,076
             455  JOY GLOBAL INCORPORATED                                                          18,514
           1,088  JUNIPER NETWORKS INCORPORATED+                                                   29,953
             620  KADANT INCORPORATED+                                                             12,555
             276  LEXMARK INTERNATIONAL INCORPORATED+                                              23,432
             450  LUFKIN INDUSTRIES INCORPORATED                                                   18,117
           7,066  MAKITA CORPORATION                                                              109,947
             390  MODINE MANUFACTURING COMPANY                                                     12,539
           8,609  NEC CORPORATION ADR                                                              47,436
             602  PALL CORPORATION                                                                 16,308
             226  PALMONE INCORPORATED+<<                                                           7,919
             578  PITNEY BOWES INCORPORATED                                                        25,299
             375  PROQUEST COMPANY+                                                                10,144
             337  SANDISK CORPORATION+                                                              7,609
             586  SCIENTIFIC GAMES CORPORATION CLASS A+                                            14,005
           1,539  SIEMENS AG<<                                                                    122,843
             253  SMITH INTERNATIONAL INCORPORATED+                                                15,324
             308  STANLEY WORKS                                                                    14,402

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
             776  SYMBOL TECHNOLOGIES INCORPORATED                                           $     11,764
             333  TEREX CORPORATION+                                                               15,265
             214  TORO COMPANY                                                                     15,515
             157  TRANSACT TECHNOLOGIES INCORPORATED+                                               3,509
             272  WATSCO INCORPORATED                                                               8,995
             531  WESTERN DIGITAL CORPORATION+                                                      5,188

                                                                                                1,612,081
                                                                                             ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.11%
             818  AON CORPORATION                                                                  17,276
             382  HILB, ROGAL & HAMILTON COMPANY                                                   13,251
             571  HUMANA INCORPORATED+                                                             14,172
             564  LABONE INCORPORATED+<<                                                           17,005
             908  MARSH & MCLENNAN COMPANIES INCORPORATED                                          25,960
             602  MEDCO HEALTH SOLUTIONS INCORPORATED+                                             22,707
             720  METLIFE INCORPORATED                                                             28,080
             201  NATIONAL FINANCIAL PARTNERS CORPORATION                                           6,983
             900  UNUMPROVIDENT CORPORATION<<                                                      14,013

                                                                                                  159,447
                                                                                             ------------

INSURANCE CARRIERS - 0.99%
           2,415  AEGON NV<<                                                                       29,922
             275  AETNA INCORPORATED                                                               32,590
           1,035  AFLAC INCORPORATED                                                               38,937
             373  ALLMERICA FINANCIAL CORPORATION+                                                 12,141
           1,377  ALLSTATE CORPORATION                                                             69,538
             302  AMBAC FINANCIAL GROUP INCORPORATED                                               24,562
           4,111  AMERICAN INTERNATIONAL GROUP INCORPORATED                                       260,432
             214  AMERIGROUP CORPORATION+                                                          14,766
             251  ANTHEM INCORPORATED+                                                             25,434
           3,440  AXA ADR<<                                                                        80,668
             227  CENTENE CORPORATION+                                                             12,144
             360  CHUBB CORPORATION                                                                27,436
             276  CIGNA CORPORATION                                                                19,326
             523  CINCINNATI FINANCIAL CORPORATION                                                 23,430
             627  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                   40,128
             180  HEALTH NET INCORPORATED+                                                          4,900
           3,630  ING GROEP NV ADR                                                                 99,571
             376  KANSAS CITY LIFE INSURANCE COMPANY                                               18,589
             267  LANDAMERICA FINANCIAL GROUP INCORPORATED                                         14,258
             469  LINCOLN NATIONAL CORPORATION                                                     21,583
             472  LOEWS CORPORATION                                                                32,998
              71  MARKEL CORPORATION+                                                              22,862
             284  MBIA INCORPORATED                                                                17,029
             302  MGIC INVESTMENT CORPORATION                                                      20,536
           1,145  MILLEA HOLDINGS INCORPORATED                                                     81,146
           1,122  PHOENIX COMPANIES INCORPORATED<<                                                 13,688
             773  PRINCIPAL FINANCIAL GROUP INCORPORATED                                           29,127
             520  PROASSURANCE CORPORATION+                                                        20,306
             436  PROGRESSIVE CORPORATION                                                          39,672
           1,004  PRUDENTIAL FINANCIAL INCORPORATED                                                49,146
             447  SAFECO CORPORATION                                                               21,666
           1,453  ST. PAUL COMPANIES INCORPORATED                                                  53,005
             353  TORCHMARK CORPORATION                                                            19,383
             315  UNITED INSURANCE COMPANIES INCORPORATED                                          10,521
           1,098  UNITEDHEALTH GROUP INCORPORATED                                                  90,969
             275  WELLPOINT HEALTH NETWORKS INCORPORATED+                                          34,402

                                                                                                1,426,811
                                                                                             ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                            VALUE
JUSTICE, PUBLIC ORDER & SAFETY - 0.01%
             351  CORRECTIONS CORPORATION OF AMERICA+                                                  $     13,864
                                                                                                       ------------

LEATHER & LEATHER PRODUCTS - 0.02%
             460  COACH INCORPORATED+                                                                        22,926
                                                                                                       ------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.01%
             703  LAIDLAW INTERNATIONAL INCORPORATED+                                                        13,287
                                                                                                       ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.04%
             771  CHAMPION ENTERPRISES INCORPORATED+                                                          8,851
             565  GEORGIA-PACIFIC CORPORATION                                                                20,685
             504  SKYLINE CORPORATION                                                                        20,840

                                                                                                             50,376
                                                                                                       ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.66%
             298  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                    12,391
             220  ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+<<                                            7,942
           1,024  AGILENT TECHNOLOGIES INCORPORATED+                                                         23,439
           1,156  AKSYS LIMITED+<<                                                                            7,641
             409  ALIGN TECHNOLOGY INCORPORATED+                                                              4,323
             300  ALLERGAN INCORPORATED                                                                      22,050
             349  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                            13,318
             314  ANALOGIC CORPORATION                                                                       14,230
             530  ANAREN INCORPORATED+                                                                        7,120
             533  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                               10,926
             182  BAUSCH & LOMB INCORPORATED                                                                 10,716
           1,231  BAXTER INTERNATIONAL INCORPORATED                                                          38,961
             556  BECTON DICKINSON & COMPANY                                                                 30,458
             579  BIOMET INCORPORATED                                                                        27,717
           1,262  BOSTON SCIENTIFIC CORPORATION+                                                             43,930
             261  C.R. BARD INCORPORATED                                                                     15,636
             403  CONMED CORPORATION+                                                                        11,675
             740  CREDENCE SYSTEMS CORPORATION+<<                                                             5,654
             237  CYBERONICS INCORPORATED+<<                                                                  4,401
             512  DANAHER CORPORATION                                                                        29,123
             700  EASTMAN KODAK COMPANY                                                                      22,897
             188  ESCO TECHNOLOGIES INCORPORATED+                                                            13,762
             121  FLIR SYSTEMS INCORPORATED+                                                                  6,818
             601  GUIDANT CORPORATION                                                                        38,963
             338  INTEGRA LIFESCIENCES HOLDINGS+                                                             11,489
             119  INVISION TECHNOLOGIES INCORPORATED+                                                         5,769
             180  LASERSCOPE+                                                                                 5,854
           2,091  MEDTRONIC INCORPORATED                                                                    100,473
             376  MENTOR CORPORATION                                                                         11,603
             103  MILLIPORE CORPORATION+                                                                      5,018
             218  OCULAR SCIENCES INCORPORATED+                                                              10,532
             331  POLYMEDICA CORPORATION                                                                     11,767
             244  POSSIS MEDICAL INCORPORATED+                                                                2,816
             748  RAYTHEON COMPANY                                                                           30,174
             202  RESMED INCORPORATED+<<                                                                     10,112
             390  RICOH COMPANY LIMITED ADR                                                                  34,320
             468  ROCKWELL AUTOMATION INCORPORATED                                                           22,136
             696  ST. JUDE MEDICAL INCORPORATED+                                                             26,545
             613  STRYKER CORPORATION                                                                        26,966
             347  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                    11,916
             301  TECHNE CORPORATION+                                                                        11,182
             648  TERADYNE INCORPORATED+                                                                     11,055
             532  THERMO ELECTRON CORPORATION+                                                               16,093
           1,001  THERMOGENESIS+                                                                              6,076
             387  TRIMBLE NAVIGATION LIMITED+<<                                                              12,218
             326  VARIAN INCORPORATED+                                                                       12,209

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
             463  VIASYS HEALTHCARE INCORPORATED+                                                      $      8,621
             281  VISX INCORPORATED+                                                                          7,267
             336  WATERS CORPORATION+                                                                        15,678
             295  WRIGHT MEDICAL GROUP INCORPORATED+                                                          7,803
             835  X-RITE INCORPORATED                                                                        12,450
           1,820  XEROX CORPORATION+                                                                         27,882
             485  ZIMMER HOLDINGS INCORPORATED+                                                              39,576

                                                                                                            939,691
                                                                                                       ------------

MEDICAL EQUIPMENT & SUPPLIES - 0.00%
             193  WILSON GREATBATCH TECHNOLOGIES INCORPORATED+                                                3,870
                                                                                                       ------------

METAL MINING - 0.13%
              89  CLEVELAND CLIFFS INCORPORATED<<                                                             8,624
           1,052  NEWMONT MINING CORPORATION                                                                 49,812
             190  PHELPS DODGE CORPORATION                                                                   18,455
             828  RIO TINTO PLC ADR<<                                                                        97,364
             494  STILLWATER MINING COMPANY+                                                                  5,859

                                                                                                            180,114
                                                                                                       ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.01%
             210  VULCAN MATERIALS COMPANY                                                                   10,889
                                                                                                       ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.36%
             320  EATON CORPORATION                                                                          21,568
             476  HASBRO INCORPORATED                                                                         9,058
           5,349  HEWLETT-PACKARD COMPANY                                                                   106,980
             240  ITT INDUSTRIES INCORPORATED                                                                20,429
           5,145  JOHNSON & JOHNSON                                                                         310,346
           1,068  MATTEL INCORPORATED                                                                        20,239
             401  TIFFANY & COMPANY                                                                          12,271
             550  YANKEE CANDLE COMPANY INCORPORATED+<<                                                      16,753

                                                                                                            517,644
                                                                                                       ------------

MISCELLANEOUS RETAIL - 0.40%
             642  1-800-FLOWERS.COM INCORPORATED CLASS A+                                                     5,329
             542  AMAZON.COM INCORPORATED+                                                                   21,507
             436  CASH AMERICA INTERNATIONAL INCORPORATED                                                    11,184
             964  COSTCO WHOLESALE CORPORATION                                                               46,850
             774  CVS CORPORATION                                                                            35,116
             406  DILLARDS INCORPORATED CLASS A                                                              10,223
             517  GSI COMMERCE INCORPORATED+                                                                  7,822
             771  HANCOCK FABRICS INCORPORATED<<                                                              7,679
             336  J JILL GROUP INCORPORATED+                                                                  5,803
             380  LONGS DRUG STORES CORPORATION                                                              10,146
             373  MICHAELS STORES INCORPORATED                                                               10,194
             636  OFFICE DEPOT INCORPORATED+                                                                 10,430
              81  OVERSTOCK.COM INCORPORATED+<<                                                               5,772
           1,035  PC CONNECTION INCORPORATED+                                                                 7,276
             391  PETSMART INCORPORATED                                                                      13,400
             222  PRICELINE.COM INCORPORATED+<<                                                               5,299
             168  SPORTS AUTHORITY INCORPORATED+                                                              4,790
           1,050  STAPLES INCORPORATED                                                                       33,506
           4,487  WAL-MART STORES INCORPORATED                                                              233,593
           1,657  WALGREEN COMPANY                                                                           63,264
             281  WORLD FUEL SERVICES CORPORATION                                                            11,577

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
MISCELLANEOUS RETAIL (continued)
             424  ZALE CORPORATION+                                                          $     12,402

                                                                                                  573,162
                                                                                             ------------

MISCELLANEOUS SERVICES - 0.04%
           3,571  ADECCO SA ADR                                                                    44,602
             232  D&B CORPORATION+                                                                 13,771

                                                                                                   58,373
                                                                                             ------------

MOTION PICTURES - 0.21%
           5,653  LIBERTY MEDIA CORPORATION CLASS A+                                               58,396
             357  MACROVISION CORPORATION+                                                          9,478
           7,709  TIME WARNER INCORPORATED+                                                       136,526
           3,842  WALT DISNEY COMPANY                                                             103,273

                                                                                                  307,673
                                                                                             ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.09%
             314  FORWARD AIR CORPORATION+                                                         14,554
             298  LANDSTAR SYSTEM INCORPORATED+                                                    21,012
           1,008  UNITED PARCEL SERVICE INCORPORATED CLASS B                                       84,823
             400  USF CORPORATION                                                                  14,788

                                                                                                  135,177
                                                                                             ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.50%
             177  ACCREDITED HOME LENDERS HOLDING COMPANY+                                          7,602
           1,889  AMERICAN EXPRESS COMPANY                                                        105,236
             407  AMERICREDIT CORPORATION+                                                          8,523
           1,246  APOLLO INVESTMENT CORPORATION                                                    18,378
             466  CAPITAL ONE FINANCIAL CORPORATION                                                36,618
           1,035  CHARTER MUNICIPAL MORTGAGE ACCEPTANCE COMPANY                                    25,150
             521  CIT GROUP INCORPORATED                                                           22,273
             984  COUNTRYWIDE FINANCIAL CORPORATION                                                32,679
           1,677  FANNIE MAE                                                                      115,210
             378  FINANCIAL FEDERAL CORPORATION+                                                   14,538
           1,127  FREDDIE MAC                                                                      76,929
           1,825  MBNA CORPORATION                                                                 48,472
           2,079  ORIX CORPORATION ADR                                                            132,578
             782  PROVIDIAN FINANCIAL CORPORATION+                                                 12,551
             888  SLM CORPORATION                                                                  45,439
             164  WFS FINANCIAL INCORPORATED+                                                       7,631
             407  WORLD ACCEPTANCE CORPORATION+                                                    10,497

                                                                                                  720,304
                                                                                             ------------

OIL & GAS EXTRACTION - 0.71%
             580  ANADARKO PETROLEUM CORPORATION                                                   40,368
             745  APACHE CORPORATION                                                               40,275
             298  ATWOOD OCEANICS INCORPORATED+                                                    15,624
           4,349  BHP BILLITON LIMITED ADR                                                        103,332
             403  BJ SERVICES COMPANY                                                              20,420
             938  BURLINGTON RESOURCES INCORPORATED                                                43,533
             116  CHENIERE ENERGY INCORPORATED+                                                     6,596
             728  DENBURY RESOURCES INCORPORATED+                                                  21,076
           1,068  DEVON ENERGY CORPORATION                                                         44,236
             916  ENI SPA ADR<<                                                                   112,897
             544  FX ENERGY INCORPORATED+<<                                                         5,462
             720  HALLIBURTON COMPANY                                                              29,772
             716  HANOVER COMPRESSOR COMPANY+                                                      10,454

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
OIL & GAS EXTRACTION (continued)
             359  KERR-MCGEE CORPORATION                                                     $     22,340
             786  MAGNUM HUNTER RESOURCES INCORPORATED+                                            10,532
             806  OCCIDENTAL PETROLEUM CORPORATION                                                 48,529
             420  OCEANEERING INTERNATIONAL INCORPORATED+                                          16,128
             570  PATTERSON-UTI ENERGY INCORPORATED                                                11,400
             497  PIONEER NATURAL RESOURCES                                                        17,494
             465  PLAINS EXPLORATION & PRODUCTION COMPANY+                                         13,034
           2,987  REPSOL YPF SA ADR                                                                72,763
             584  ROWAN COMPANIES INCORPORATED+                                                    15,126
             181  SOUTHWESTERN ENERGY COMPANY+                                                      9,937
             336  SPINNAKER EXPLORATION COMPANY+                                                   12,187
             322  STONE ENERGY CORPORATION+                                                        15,449
           1,491  TOTAL SA ADR<<                                                                  163,414
             559  UNIT CORPORATION+                                                                22,148
             727  UNOCAL CORPORATION                                                               33,471
             390  VERITAS DGC INCORPORATED+                                                         9,126
             649  XTO ENERGY INCORPORATED                                                          23,591

                                                                                                1,010,714
                                                                                             ------------

PAPER & ALLIED PRODUCTS - 0.23%
             651  BEMIS COMPANY INCORPORATED                                                       18,124
             614  CHESAPEAKE CORPORATION                                                           16,572
           1,152  GLATFELTER                                                                       16,508
             996  INTERNATIONAL PAPER COMPANY                                                      41,354
             865  KIMBERLY-CLARK CORPORATION                                                       55,023
             703  MEADWESTVACO CORPORATION                                                         23,656
             373  OFFICEMAX INCORPORATED                                                           11,291
             632  PACTIV CORPORATION+                                                              15,705
             145  POTLATCH CORPORATION                                                              7,354
           3,097  STORA ENSO OYJ                                                                   49,211
             216  TEMPLE-INLAND INCORPORATED                                                       12,871
           2,814  UPM-KYMMENE OYJ ADR<<                                                            63,681

                                                                                                  331,350
                                                                                             ------------

PERSONAL SERVICES - 0.04%
             430  CINTAS CORPORATION                                                               19,229
             374  H & R BLOCK INCORPORATED                                                         17,840
             320  REGIS CORPORATION                                                                14,288

                                                                                                   51,357
                                                                                             ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.97%
             233  AMERADA HESS CORPORATION                                                         20,702
             253  ASHLAND INCORPORATED                                                             14,965
           3,754  BP PLC ADR                                                                      230,308
           3,807  CHEVRONTEXACO CORPORATION                                                       207,862
           1,287  CONOCOPHILLIPS                                                                  117,104
             378  ELKCORP                                                                          11,189
          11,204  EXXON MOBIL CORPORATION                                                         574,205
             833  MARATHON OIL CORPORATION                                                         32,854
           2,051  ROYAL DUTCH PETROLEUM COMPANY                                                   117,440
             210  SUNOCO INCORPORATED                                                              17,338
             395  TESORO PETROLEUM CORPORATION+                                                    13,082
             562  VALERO ENERGY CORPORATION                                                        26,296

                                                                                                1,383,345
                                                                                             ------------

PRIMARY METAL INDUSTRIES - 0.21%
           1,709  ALCOA INCORPORATED                                                               58,072
             581  ALLEGHENY TECHNOLOGIES INCORPORATED                                              12,782

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
PRIMARY METAL INDUSTRIES (continued)
             540  BELDEN CDT INCORPORATED                                                    $     12,522
             197  CARPENTER TECHNOLOGY CORPORATION<<                                               11,515
             203  CENTURY ALUMINUM COMPANY+<<                                                       5,201
             442  COMMSCOPE INCORPORATED+                                                           8,539
             559  ENGELHARD CORPORATION                                                            16,708
           3,828  KUBOTA CORPORATION ADR                                                           95,011
             172  LONE STAR TECHNOLOGIES INCORPORATED+                                              5,401
             220  MAVERICK TUBE CORPORATION+                                                        6,974
             379  MUELLER INDUSTRIES INCORPORATED                                                  11,647
             287  STEEL DYNAMICS INCORPORATED                                                      11,632
             233  TEXAS INDUSTRIES INCORPORATED                                                    13,980
             325  UNITED STATES STEEL CORPORATION                                                  17,017
             555  WORTHINGTON INDUSTRIES INCORPORATED                                              11,938

                                                                                                  298,939
                                                                                             ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.35%
             502  AMERICAN GREETINGS CORPORATION CLASS A                                           13,363
             843  BOWNE & COMPANY INCORPORATED                                                     12,982
             300  CONSOLIDATED GRAPHICS INCORPORATED+                                              14,190
             343  DOW JONES & COMPANY INCORPORATED                                                 14,663
             489  GANNETT COMPANY INCORPORATED                                                     40,338
             249  KNIGHT-RIDDER INCORPORATED                                                       16,954
             354  MCGRAW-HILL COMPANIES INCORPORATED                                               31,057
             114  MEREDITH CORPORATION                                                              6,010
             508  NEW YORK TIMES COMPANY CLASS A                                                   20,828
           6,527  PEARSON PLC                                                                      77,084
             247  R.H. DONNELLEY CORPORATION+                                                      13,511
           2,929  REED ELSEVIER NV ADR<<                                                           78,761
             608  RR DONNELLEY & SONS COMPANY                                                      21,098
             611  TRIBUNE COMPANY                                                                  26,499
             460  VALASSIS COMMUNICATIONS INCORPORATED+                                            15,617
           2,696  VIACOM INCORPORATED CLASS B                                                      93,551

                                                                                                  496,506
                                                                                             ------------

RAILROAD TRANSPORTATION - 0.08%
             756  BURLINGTON NORTHERN SANTA FE CORPORATION                                         34,050
             615  CSX CORPORATION                                                                  23,450
             896  NORFOLK SOUTHERN CORPORATION                                                     30,760
             520  UNION PACIFIC CORPORATION                                                        32,989

                                                                                                  121,249
                                                                                             ------------

REAL ESTATE - 0.03%
             413  JONES LANG LASALLE INCORPORATED+                                                 14,827
             273  NEW CENTURY FINANCIAL CORPORATION<<                                              17,270
           2,002  STEWART ENTERPRISES INCORPORATED CLASS A+                                        14,855

                                                                                                   46,952
                                                                                             ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.08%
             796  A. SCHULMAN INCORPORATED                                                         17,074
             535  COOPER TIRE & RUBBER COMPANY                                                     10,925
             960  GOODYEAR TIRE & RUBBER COMPANY+<<                                                12,115
             154  JARDEN CORPORATION+                                                               5,909
             353  NIKE INCORPORATED CLASS B                                                        29,885
             269  SEALED AIR CORPORATION+                                                          13,829
             127  TREX COMPANY INCORPORATED+<<                                                      5,963
             811  TUPPERWARE CORPORATION                                                           15,182

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
             432  WEST PHARMACEUTICAL SERVICES INCORPORATED                                  $     10,100

                                                                                                  120,982
                                                                                             ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.41%
             207  BEAR STEARNS COMPANIES INCORPORATED                                              20,199
           2,078  CHARLES SCHWAB CORPORATION                                                       22,401
              77  CHICAGO MERCANTILE EXCHANGE                                                      15,070
           2,347  CREDIT SUISSE GROUP ADR+                                                         91,674
             403  FRANKLIN RESOURCES INCORPORATED                                                  26,449
             403  FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A                               7,705
             572  GOLDMAN SACHS GROUP INCORPORATED                                                 59,923
             520  LEHMAN BROTHERS HOLDINGS INCORPORATED                                            43,565
           1,785  MERRILL LYNCH & COMPANY INCORPORATED                                             99,442
           1,881  MORGAN STANLEY                                                                   95,461
           4,694  NOMURA HOLDINGS INCORPORATED ADR                                                 65,434
             235  PIPER JAFFRAY COMPANIES INCORPORATED+                                            10,812
             373  T ROWE PRICE GROUP INCORPORATED                                                  22,067

                                                                                                  580,202
                                                                                             ------------

SOCIAL SERVICES - 0.01%
             241  BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                   15,123
                                                                                             ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.27%
             186  CABOT MICROELECTRONICS CORPORATION+<<                                             6,873
             193  CARBO CERAMICS INCORPORATED                                                      14,996
           2,738  CORNING INCORPORATED+                                                            34,444
             388  GENTEX CORPORATION<<                                                             12,540
           2,485  HANSON PLC ADR                                                                   99,947
           4,589  HOLCIM LIMITED ADR                                                              131,673
           3,922  LAFARGE SA ADR                                                                   92,441

                                                                                                  392,914
                                                                                             ------------

TEXTILE MILL PRODUCTS - 0.02%
             399  ALBANY INTERNATIONAL CORPORATION CLASS A                                         13,347
           1,195  INTERFACE INCORPORATED+                                                          11,830
              56  OXFORD INDUSTRIES INCORPORATED                                                    2,285

                                                                                                   27,462
                                                                                             ------------

TOBACCO PRODUCTS - 0.18%
           3,491  ALTRIA GROUP INCORPORATED                                                       200,697
             412  LOEWS CORPORATION - CAROLINA GROUP                                               12,113
             373  UNIVERSAL CORPORATION                                                            18,158
             437  UST INCORPORATED                                                                 19,241
             609  VECTOR GROUP LIMITED                                                              9,988

                                                                                                  260,197
                                                                                             ------------

TRANSPORTATION BY AIR - 0.22%
             709  AMR CORPORATION+<<                                                                6,402
           9,391  BAA PLC ADR                                                                     104,474
             886  DELTA AIR LINES INCORPORATED+                                                     6,175
             436  EGL INCORPORATED+                                                                14,711
             631  FEDEX CORPORATION                                                                59,964
           5,619  JAPAN AIRLINES SYSTEM ADR+                                                       79,807
             400  JETBLUE AIRWAYS CORPORATION+<<                                                    9,604

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
TRANSPORTATION BY AIR (continued)
           2,037  SOUTHWEST AIRLINES COMPANY                                                 $     32,042

                                                                                                  313,179
                                                                                             ------------

TRANSPORTATION EQUIPMENT - 0.74%
             690  ARVIN INDUSTRIES INCORPORATED                                                    15,145
           4,735  BAE SYSTEMS PLC ADR                                                              88,790
           1,426  BOEING COMPANY                                                                   76,391
             374  BRUNSWICK CORPORATION                                                            18,259
           1,515  DAIMLERCHRYSLER AG<<                                                             67,887
           1,607  DELPHI CORPORATION                                                               14,463
           9,160  FIAT SPA ADR                                                                     67,692
             569  FLEETWOOD ENTERPRISES INCORPORATED+                                               7,710
           3,303  FORD MOTOR COMPANY                                                               46,837
             388  GENERAL DYNAMICS CORPORATION                                                     42,044
             838  GENERAL MOTORS CORPORATION<<                                                     32,338
             472  GOODRICH CORPORATION                                                             14,986
             303  GROUP 1 AUTOMOTIVE INCORPORATED+                                                  8,942
             637  HARLEY-DAVIDSON INCORPORATED                                                     36,831
           2,198  HONDA MOTOR COMPANY LIMITED ADR                                                  52,642
           1,657  HONEYWELL INTERNATIONAL INCORPORATED                                             58,542
             397  JOHNSON CONTROLS INCORPORATED                                                    24,376
             704  LOCKHEED MARTIN CORPORATION                                                      42,831
             720  NORTHROP GRUMMAN CORPORATION                                                     40,558
             356  PACCAR INCORPORATED                                                              27,804
             205  SEQUA CORPORATION+                                                               12,238
           1,621  SPORTS RESORTS INTERNATIONAL INCORPORATED+<<                                      4,652
             387  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                 10,933
             454  TENNECO AUTOMOTIVE INCORPORATED+                                                  7,037
             294  TEXTRON INCORPORATED                                                             21,350
             370  THOR INDUSTRIES INCORPORATED                                                     12,358
           1,387  TOYOTA MOTOR CORPORATION ADR                                                    103,623
             427  TRINITY INDUSTRIES INCORPORATED                                                  15,094
             345  TRIUMPH GROUP INCORPORATED+                                                      13,993
             813  UNITED TECHNOLOGIES CORPORATION                                                  79,333

                                                                                                1,065,679
                                                                                             ------------

TRANSPORTATION SERVICES - 0.02%
             376  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                              20,026
             454  SABRE HOLDINGS CORPORATION                                                       10,478

                                                                                                   30,504
                                                                                             ------------

WATER TRANSPORTATION - 0.01%
             452  KIRBY CORPORATION+                                                               20,575
                                                                                             ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.17%
             479  ADVANCED MARKETING SERVICES INCORPORATED                                          5,149
             227  AMERISOURCE-BERGEN CORPORATION                                                   13,380
             268  BROWN-FORMAN CORPORATION CLASS B                                                 12,870
             847  CARDINAL HEALTH INCORPORATED                                                     44,281
             580  HANDLEMAN COMPANY                                                                12,296
             620  MCKESSON CORPORATION                                                             18,321
             379  MEN'S WEARHOUSE INCORPORATED+                                                    11,995
             342  NU SKIN ENTERPRISES INCORPORATED CLASS A                                          7,688
           1,035  SAFEWAY INCORPORATED+                                                            19,955
             348  SCHOOL SPECIALTY INCORPORATED+                                                   13,224
             527  SUPERVALU INCORPORATED                                                           16,648
           1,360  SYSCO CORPORATION                                                                47,260
             318  TRACTOR SUPPLY COMPANY+                                                          10,087

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
             332  UNITED NATURAL FOODS INCORPORATED+                                         $      9,339

                                                                                                  242,493
                                                                                             ------------

WHOLESALE TRADE-DURABLE GOODS - 0.30%
             524  1-800 CONTACTS INCORPORATED+                                                     10,737
             310  IMAGISTICS INTERNATIONAL INCORPORATED+                                           11,098
             468  INSIGHT ENTERPRISES INCORPORATED+                                                 9,468
             413  INTAC INTERNATIONAL+                                                              3,990
             520  KYOCERA CORPORATION ADR                                                          36,551
           3,198  MITSUBISHI CORPORATION ADR                                                       81,074
             546  MITSUI & COMPANY LIMITED ADR                                                     94,731
           1,650  NISSAN MOTOR COMPANY LIMITED ADR                                                 34,600
             323  OMNICARE INCORPORATED                                                            10,468
             426  PEP BOYS-MANNY, MOE & JACK<<                                                      6,709
             337  RELIANCE STEEL & ALUMINUM COMPANY                                                13,450
             431  SCP POOL CORPORATION                                                             13,589
          11,873  SUMITOMO MITSUI FINANCIAL                                                        82,584
           1,112  VISTEON CORPORATION                                                               9,407
             279  W.W. GRAINGER INCORPORATED                                                       17,259

                                                                                                  435,715
                                                                                             ------------

TOTAL COMMON STOCK (COST $29,970,064)                                                          34,355,804
                                                                                             ------------

PRINCIPAL                                                  INTEREST RATE  MATURITY DATE
US TREASURY SECURITIES - 43.30%

US TREASURY NOTES - 43.30%
$     12,020,000  US TREASURY NOTE<<                             2.63%      05/15/2008         11,727,013
       2,990,000  US TREASURY NOTE                               5.63       05/15/2008          3,207,125
          95,000  US TREASURY NOTE<<                             3.25       08/15/2008             94,365
       7,385,000  US TREASURY NOTE<<                             3.13       09/15/2008          7,297,303
         590,000  US TREASURY NOTE<<                             3.38       11/15/2008            587,188
       3,335,000  US TREASURY NOTE                               4.75       11/15/2008          3,488,333
       6,560,000  US TREASURY NOTE<<                             3.38       12/15/2008          6,524,123
       8,130,000  US TREASURY NOTE<<                             2.63       03/15/2009          7,822,263
         600,000  US TREASURY NOTE                               5.50       05/15/2009            647,508
      14,620,000  US TREASURY NOTE<<                             4.00       06/15/2009         14,838,160
       3,235,000  US TREASURY NOTE                               3.38       09/15/2009          3,191,150
       2,600,000  US TREASURY NOTE                               3.50       11/15/2009          2,576,439

                                                                                               62,000,970
                                                                                             ------------

TOTAL US TREASURY SECURITIES (COST $61,788,536)                                                62,000,970
                                                                                             ------------

COLLATERAL FOR SECURITIES LENDING - 31.62%
                  COLLATERAL FOR SECURITY LENDING                                              45,282,267

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $45,282,267)                                     45,282,267
                                                                                             ------------

SHORT-TERM INVESTMENTS - 1.09%

US TREASURY BILLS - 1.09%
       1,557,000  US TREASURY BILL^                              1.96       12/23/2004          1,555,135
                                                                                             ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,555,135)                                                  1,555,135
                                                                                             ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $138,596,002)*                                     100.00%                             $143,194,176
                                                         ------                              ------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


23

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCK - 33.12%

AMUSEMENT & RECREATION SERVICES - 0.09%
           1,266  ALLIANCE GAMING CORPORATION+<<                                                                $    15,306
             786  CHURCHILL DOWNS INCORPORATED                                                                       36,510
           1,327  GAYLORD ENTERTAINMENT COMPANY+                                                                     46,763
             984  HARRAH'S ENTERTAINMENT INCORPORATED                                                                60,417
           2,114  INTERNATIONAL GAME TECHNOLOGY                                                                      74,730
             773  MULTIMEDIA GAMES INCORPORATED+<<                                                                   10,111
             731  WESTWOOD ONE INCORPORATED+                                                                         16,389

                                                                                                                    260,226
                                                                                                                -----------

APPAREL & ACCESSORY STORES - 0.16%
             749  ABERCROMBIE & FITCH COMPANY CLASS A                                                                34,117
             862  AEROPOSTALE INCORPORATED+                                                                          24,567
           1,003  CATO CORPORATION                                                                                   26,760
           3,455  CHARMING SHOPPES INCORPORATED+                                                                     32,304
             742  CHICO'S FAS INCORPORATED+                                                                          28,641
           1,895  DEB SHOPS INCORPORATED                                                                             46,712
           3,889  GAP INCORPORATED                                                                                   84,975
           1,735  KOHL'S CORPORATION+                                                                                80,088
           2,684  LIMITED BRANDS                                                                                     65,597
             846  NORDSTROM INCORPORATED                                                                             37,012
             987  ROSS STORES INCORPORATED                                                                           26,550

                                                                                                                    487,323
                                                                                                                -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.18%
           7,136  BENETTON GROUP SPA ADR<<                                                                          171,764
           1,181  JONES APPAREL GROUP INCORPORATED                                                                   41,961
             829  LIZ CLAIBORNE INCORPORATED                                                                         34,047
           1,085  QUIKSILVER INCORPORATED+                                                                           32,170
             827  VF CORPORATION                                                                                     44,650
           3,335  WACOAL CORPORATION ADR<<                                                                          186,096
           1,214  WARNACO GROUP INCORPORATED+                                                                        24,122

                                                                                                                    534,810
                                                                                                                -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
             397  AUTOZONE INCORPORATED+                                                                             33,983
             949  CARMAX INCORPORATED+<<                                                                             26,430
             850  COPART INCORPORATED+                                                                               18,360
             703  O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                30,608

                                                                                                                    109,381
                                                                                                                -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.20%
             286  BEAZER HOMES USA INCORPORATED                                                                      35,464
             891  CENTEX CORPORATION                                                                                 46,751
           1,507  D.R. HORTON INCORPORATED                                                                           53,061

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
             846  LENNAR CORPORATION CLASS A                                                                    $    38,011
              45  NVR INCORPORATED+                                                                                  31,090
             764  PULTE HOMES INCORPORATED                                                                           42,219
          18,151  SEKISUI HOUSE LIMITED<<                                                                           200,765
             312  STANDARD-PACIFIC CORPORATION                                                                       17,475
           4,517  VIVENDI UNIVERSAL SA ADR+<<                                                                       132,845

                                                                                                                    597,681
                                                                                                                -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.28%
             525  FASTENAL COMPANY                                                                                   32,109
          12,043  HOME DEPOT INCORPORATED                                                                           502,795
           4,354  LOWE'S COMPANIES INCORPORATED                                                                     240,907
           1,120  SHERWIN-WILLIAMS COMPANY                                                                           49,952

                                                                                                                    825,763
                                                                                                                -----------

BUSINESS SERVICES - 2.07%
           2,792  24/7 REAL MEDIA INCORPORATED+                                                                      10,554
           1,078  AARON RENTS INCORPORATED                                                                           26,152
           1,417  ADOBE SYSTEMS INCORPORATED                                                                         85,814
             836  ADVO INCORPORATED                                                                                  29,352
             738  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                 43,675
           1,488  AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                19,270
             635  ALTIRIS INCORPORATED+                                                                              17,780
             815  ANSYS INCORPORATED+                                                                                25,012
             586  ARBITRON INCORPORATED+                                                                             21,928
           1,247  ASCENTIAL SOFTWARE CORPORATION+                                                                    17,046
             563  ASK JEEVES INCORPORATED+                                                                           14,548
             790  AUTODESK INCORPORATED                                                                              51,674
           3,252  AUTOMATIC DATA PROCESSING INCORPORATED                                                            148,064
             616  AVOCENT CORPORATION+                                                                               23,365
           2,869  BEA SYSTEMS INCORPORATED+                                                                          23,182
           2,150  BISYS GROUP INCORPORATED+                                                                          34,421
             438  BLUE COAT SYSTEMS INCORPORATED+                                                                     7,310
           1,512  BMC SOFTWARE INCORPORATED+                                                                         28,093
             442  CACI INTERNATIONAL INCORPORATED CLASS A+                                                           27,461
           2,234  CADENCE DESIGN SYSTEMS INCORPORATED+                                                               30,695
             582  CCC INFORMATION SERVICES GROUP+                                                                    12,164
           6,053  CENDANT CORPORATION                                                                               137,222
             544  CERNER CORPORATION+<<                                                                              28,680
             962  CERTEGY INCORPORATED                                                                               33,093
             724  CHECKFREE CORPORATION+                                                                             26,824
             780  CHOICEPOINT INCORPORATED+                                                                          34,203
           1,377  CITRIX SYSTEMS INCORPORATED+<<                                                                     32,511
           2,550  CNET NETWORKS INCORPORATED+                                                                        23,766
           1,004  COGNEX CORPORATION<<                                                                               25,903
           1,017  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                                        38,778
           2,896  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<                                                   88,415

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
BUSINESS SERVICES (continued)
           1,188  COMPUTER SCIENCES CORPORATION+                                                                $    64,271
           5,550  COMPUWARE CORPORATION+                                                                             32,023
           1,699  CONVERGYS CORPORATION+<<                                                                           25,264
           1,262  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                            22,931
           1,131  DIGITAL INSIGHT CORPORATION+                                                                       18,464
             586  DIGITAL RIVER INCORPORATED+                                                                        24,565
             600  DST SYSTEMS INCORPORATED+<<                                                                        29,250
           2,776  EBAY INCORPORATED+                                                                                312,161
           2,801  ELECTRO RENT CORPORATION+                                                                          39,718
           1,718  ELECTRONIC ARTS INCORPORATED+                                                                      84,010
           2,870  ELECTRONIC DATA SYSTEMS CORPORATION                                                                64,431
           1,108  ELECTRONICS FOR IMAGING INCORPORATED+                                                              18,537
           1,310  EQUIFAX INCORPORATED                                                                               36,182
             597  F5 NETWORKS INCORPORATED+                                                                          25,701
             491  FACTSET RESEARCH SYSTEMS INCORPORATED                                                              25,360
             517  FAIR ISAAC CORPORATION                                                                             17,154
             750  FILENET CORPORATION+                                                                               20,108
           4,777  FIRST DATA CORPORATION                                                                            196,287
           1,359  FISERV INCORPORATED+                                                                               52,335
             694  HYPERION SOLUTIONS CORPORATION+                                                                    31,098
             616  IDX SYSTEMS CORPORATION+                                                                           21,634
           1,450  IMS HEALTH INCORPORATED                                                                            32,727
             516  INFOSPACE INCORPORATED+<<                                                                          22,859
           1,134  INSURANCE AUTO AUCTIONS INCORPORATED+                                                              25,163
             885  INTERGRAPH CORPORATION+                                                                            23,187
           1,458  INTERNET CAPITAL GROUP INCORPORATED+                                                               10,016
           3,246  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                       40,283
             982  INTRADO INCORPORATED+<<                                                                            13,277
           1,108  INTUIT INCORPORATED+                                                                               46,359
           2,134  KEYNOTE SYSTEMS INCORPORATED+                                                                      27,166
           3,317  KIDDE PLC ADR<<                                                                                    96,375
             557  KRONOS INCORPORATED+                                                                               28,151
             801  LAMAR ADVERTISING COMPANY+<<                                                                       31,591
             820  MANHATTAN ASSOCIATES INCORPORATED+                                                                 19,926
             786  MANPOWER INCORPORATED                                                                              38,019
           1,199  MCAFEE INCORPORATED+                                                                               34,651
           1,551  MENTOR GRAPHICS CORPORATION+                                                                       19,465
             722  MERCURY INTERACTIVE CORPORATION+<<                                                                 32,930
          48,608  MICROSOFT CORPORATION                                                                           1,303,180
           1,011  MONSTER WORLDWIDE INCORPORATED+                                                                    28,500
           2,273  MPS GROUP INCORPORATED+                                                                            25,594
             676  NCR CORPORATION+                                                                                   40,377
           3,177  NOVELL INCORPORATED+<<                                                                             19,380
           1,054  OMNICOM GROUP INCORPORATED                                                                         85,374
          20,131  ORACLE CORPORATION+                                                                               254,858
             523  PALMSOURCE INCORPORATED+                                                                            8,284
           2,306  PEOPLESOFT INCORPORATED+                                                                           54,445
           1,344  RED HAT INCORPORATED+<<                                                                            19,461
           4,530  RENTOKIL INITIAL PLC ADR                                                                           61,479

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
BUSINESS SERVICES (continued)
           2,133  REUTERS GROUP PLC ADR<<                                                                       $    94,023
           1,302  ROBERT HALF INTERNATIONAL INCORPORATED                                                             35,193
           1,079  RSA SECURITY INCORPORATED+                                                                         22,821
             558  SAFENET INCORPORATED+                                                                              19,898
           3,103  SAP AG<<                                                                                          138,084
           3,140  SIEBEL SYSTEMS INCORPORATED+                                                                       31,651
             404  SRA INTERNATIONAL INCORPORATED CLASS A+                                                            23,448
          23,236  SUN MICROSYSTEMS INCORPORATED+                                                                    128,960
           1,991  SUNGARD DATA SYSTEMS INCORPORATED+                                                                 52,781
           1,807  SYMANTEC CORPORATION+                                                                             115,305
           1,550  SYNOPSYS INCORPORATED+                                                                             27,327
             794  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                      27,750
             929  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                               19,063
              95  TRAVELZOO INCORPORATED+<<                                                                           8,835
           3,299  UNISYS CORPORATION+                                                                                37,906
           1,227  UNITED ONLINE INCORPORATED+                                                                        13,092
           1,211  UNITED RENTALS INCORPORATED+<<                                                                     21,641
             522  USA MOBILITY INCORPORATED+                                                                         18,966
           1,728  VALUECLICK INCORPORATED+                                                                           22,291
           1,741  VERISIGN INCORPORATED+                                                                             57,279
           2,367  VERITAS SOFTWARE CORPORATION+                                                                      51,837
             462  WEBSENSE INCORPORATED+                                                                             22,204
           1,385  WIND RIVER SYSTEMS INCORPORATED+                                                                   16,759
           1,789  WPP GROUP PLC ADR<<                                                                                98,234
           6,233  YAHOO! INCORPORATED+                                                                              234,485

                                                                                                                  6,111,349
                                                                                                                -----------

CHEMICALS & ALLIED PRODUCTS - 3.19%
           8,195  ABBOTT LABORATORIES                                                                               343,862
           1,981  ABGENIX INCORPORATED+<<                                                                            20,107
           1,560  AIR PRODUCTS & CHEMICALS INCORPORATED                                                              89,310
           3,292  AKZO NOBEL NV ADR                                                                                 136,256
             772  ALBERTO-CULVER COMPANY CLASS B                                                                     35,744
           1,757  ALKERMES INCORPORATED+                                                                             24,229
           6,817  AMGEN INCORPORATED+                                                                               409,293
             735  ANDRX CORPORATION+                                                                                 13,083
           6,142  ASTRAZENECA PLC ADR                                                                               241,933
             875  AVERY DENNISON CORPORATION                                                                         51,328
           2,760  AVON PRODUCTS INCORPORATED                                                                        103,610
           3,254  BASF AG ADR                                                                                       219,482
           3,868  BAYER AG ADR                                                                                      123,118
          10,074  BRISTOL-MYERS SQUIBB COMPANY                                                                      236,739
             510  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                             23,843
             883  CHIRON CORPORATION+                                                                                28,759
             933  CLOROX COMPANY                                                                                     51,427
           3,012  COLGATE PALMOLIVE COMPANY                                                                         138,522
           1,339  DENDREON CORPORATION+<<                                                                            13,136
           1,703  DISCOVERY LABORATORIES INCORPORATED+<<                                                             11,887


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           5,234  DOW CHEMICAL COMPANY                                                                          $   264,160
           5,452  DU PONT (E.I.) DE NEMOURS & COMPANY                                                               247,085
             938  EASTMAN CHEMICAL COMPANY                                                                           51,008
           1,391  ECOLAB INCORPORATED                                                                                48,657
           5,226  ELI LILLY & COMPANY                                                                               278,703
             767  FMC CORPORATION+                                                                                   38,005
           2,085  FOREST LABORATORIES INCORPORATED+                                                                  81,252
           2,509  GENENTECH INCORPORATED+                                                                           121,059
           1,322  GENZYME CORPORATION+                                                                               74,045
           1,922  GERON CORPORATION+<<                                                                               13,358
           2,458  GILEAD SCIENCES INCORPORATED+                                                                      84,703
           5,460  GILLETTE COMPANY                                                                                  237,455
           9,895  GLAXOSMITHKLINE PLC ADR<<                                                                         420,933
           1,212  GREAT LAKES CHEMICAL CORPORATION                                                                   35,512
           1,264  HOSPIRA INCORPORATED+                                                                              40,739
             804  ILEX ONCOLOGY INCORPORATED+                                                                        19,987
             479  IMCLONE SYSTEMS INCORPORATED+                                                                      20,223
             565  IMMUCOR INCORPORATED+                                                                              18,165
           1,165  IMPAX LABORATORIES INCORPORATED+                                                                   14,586
           3,714  INKINE PHARMACEUTICAL COMPANY INCORPORATED+                                                        19,443
           1,033  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                    41,837
             394  INVITROGEN CORPORATION+<<                                                                          23,837
           1,392  IVAX CORPORATION+                                                                                  21,729
             915  K-V PHARMACEUTICAL COMPANY CLASS A+<<                                                              17,202
           2,286  KING PHARMACEUTICALS INCORPORATED+                                                                 28,461
           1,364  LIGAND PHARMACEUTICALS INCORPORATED CLASS B+<<                                                     15,277
             312  MARTEK BIOSCIENCES CORPORATION+<<                                                                  12,127
           1,234  MEDAREX INCORPORATED+<<                                                                            13,451
             912  MEDICINES COMPANY+<<                                                                               22,745
           1,736  MEDIMMUNE INCORPORATED+                                                                            46,178
          11,869  MERCK & COMPANY INCORPORATED                                                                      332,569
             648  MGI PHARMA INCORPORATED+                                                                           17,490
           2,446  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                           30,869
           1,905  MONSANTO COMPANY                                                                                   87,668
           1,842  MOSAIC COMPANY+                                                                                    32,014
           2,011  MYLAN LABORATORIES INCORPORATED<<                                                                  36,520
           1,235  NEKTAR THERAPEUTICS+<<                                                                             23,076
          11,482  NOVARTIS AG ADR                                                                                   551,710
             658  NOVEN PHARMACEUTICALS INCORPORATED+                                                                12,028
           2,061  NOVO NORDISK A/S ADR                                                                              109,336
             911  NPS PHARMACEUTICALS INCORPORATED+<<                                                                16,316
             672  OM GROUP INCORPORATED+<<                                                                           20,657
             619  ONYX PHARMACEUTICALS INCORPORATED+<<                                                               19,362
             345  OSI PHARMACEUTICALS INCORPORATED+                                                                  16,415
             583  PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                       23,005
           1,098  PENWEST PHARMACEUTICALS COMPANY+                                                                   13,670
           1,097  PERRIGO COMPANY                                                                                    19,790
          40,508  PFIZER INCORPORATED                                                                             1,124,907
             322  PHARMION CORPORATION+                                                                              13,633

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           3,282  PHARMOS CORPORATION+                                                                          $    13,128
           1,228  PPG INDUSTRIES INCORPORATED                                                                        82,853
           1,988  PRAXAIR INCORPORATED                                                                               89,261
          13,364  PROCTER & GAMBLE COMPANY                                                                          714,707
             896  PROTEIN DESIGN LABS INCORPORATED+                                                                  16,236
           3,157  ROCHE HOLDING AG ADR                                                                              332,929
           1,264  ROHM & HAAS COMPANY                                                                                55,730
             913  SALIX PHARMACEUTICALS LIMITED+<<                                                                   13,832
           3,923  SANOFI-AVENTIS ADR<<                                                                              148,132
           7,919  SCHERING-PLOUGH CORPORATION                                                                       141,354
             659  SEPRACOR INCORPORATED+                                                                             29,332
          13,000  SHISEIDO COMPANY LIMITED                                                                          179,455
             685  SIGMA-ALDRICH CORPORATION                                                                          40,915
           1,262  VALEANT PHARMACEUTICALS INTERNATIONAL                                                              30,553
           1,682  VERTEX PHARMACEUTICALS INCORPORATED+                                                               17,863
             734  VICURON PHARMACEUTICALS INCORPORATED+                                                              12,911
           3,885  VION PHARMACEUTICALS INCORPORATED+                                                                 18,415
             863  WATSON PHARMACEUTICALS INCORPORATED+                                                               25,070
           7,068  WYETH                                                                                             281,801

                                                                                                                  9,433,102
                                                                                                                -----------

COAL MINING - 0.03%
             856  CONSOL ENERGY INCORPORATED                                                                         36,551
             803  MASSEY ENERGY COMPANY                                                                              28,201
             788  PENN VIRGINIA CORPORATION                                                                          34,247

                                                                                                                     98,999
                                                                                                                -----------

COMMUNICATIONS - 1.76%
           1,692  ALLTEL CORPORATION                                                                                 95,919
           1,844  AMERICAN TOWER CORPORATION CLASS A+                                                                33,432
           5,032  AT&T CORPORATION                                                                                   92,086
           2,926  AVAYA INCORPORATED+                                                                                48,045
          10,185  BELLSOUTH CORPORATION                                                                             273,162
           1,194  BOSTON COMMUNICATIONS GROUP INCORPORATED+                                                          10,627
           2,250  BRITISH SKY BROADCASTING GROUP PLC ADR                                                             95,782
           2,955  BT GROUP PLC ADR                                                                                  110,133
           1,342  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                        28,652
           1,376  CENTURYTEL INCORPORATED                                                                            45,298
           3,285  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                         110,639
          11,898  COMCAST CORPORATION CLASS A+                                                                      357,416
           1,950  CROWN CASTLE INTERNATIONAL CORPORATION+                                                            32,916
           9,420  DEUTSCHE TELEKOM AG ADR+<<                                                                        199,892
           4,232  DIRECTV GROUP INCORPORATED+                                                                        67,670
           1,784  ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                       58,497
           1,581  EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                          29,233
           3,119  EXTREME NETWORKS INCORPORATED+                                                                     21,303
           1,256  FOUNDRY NETWORKS INCORPORATED+<<                                                                   16,768

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMUNICATIONS (continued)
           3,741  FRANCE TELECOM SA ADR<<                                                                       $   117,392
             578  GOLDEN TELECOM INCORPORATED                                                                        17,512
           1,824  GRAY TELEVISION INCORPORATED                                                                       27,360
           2,329  IAC INTERACTIVECORP+                                                                               57,503
           1,288  LAGARDERE SCA ADR                                                                                  91,924
             782  LIBERTY CORPORATION                                                                                34,095
           1,272  LIN TV CORPORATION CLASS A+<<                                                                      22,921
           1,235  LODGENET ENTERTAINMENT CORPORATION+                                                                19,044
           5,775  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                       164,356
           1,174  NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                            21,238
           4,359  NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR                                                     97,598
             516  NOVATEL WIRELESS INCORPORATED+                                                                     10,867
             597  NTL INCORPORATED+                                                                                  41,539
           5,597  NTT DOCOMO INCORPORATED ADR                                                                        97,164
           2,611  REED ELSEVIER PLC ADR<<                                                                            96,163
           8,941  ROYAL KPN NV ADR                                                                                   77,608
           1,542  SAGA COMMUNICATIONS INCORPORATED CLASS A+                                                          26,199
          18,359  SBC COMMUNICATIONS INCORPORATED                                                                   462,096
           2,464  SPANISH BROADCASTING SYSTEMS INCORPORATED+                                                         26,340
           8,346  SPRINT CORPORATION-FON GROUP                                                                      190,372
           5,401  TDC A/S ADR                                                                                       110,720
           5,685  TELEFONICA SA ADR                                                                                 298,747
             450  TELEPHONE & DATA SYSTEMS INCORPORATED                                                              34,875
           1,759  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                   52,946
           1,114  UTSTARCOM INCORPORATED+<<                                                                          21,767
          14,818  VERIZON COMMUNICATIONS INCORPORATED                                                               610,946
          21,488  VODAFONE GROUP PLC ADR<<                                                                          585,978
             807  WESTERN WIRELESS CORPORATION CLASS A+<<                                                            21,789
           1,202  XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                        44,366

                                                                                                                  5,208,895
                                                                                                                -----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.02%
             989  DYCOM INDUSTRIES INCORPORATED+<<                                                                   28,820
             564  EMCOR GROUP INCORPORATED+<<                                                                        26,068

                                                                                                                     54,888
                                                                                                                -----------

DEPOSITORY INSTITUTIONS - 3.99%
           6,523  ABN AMRO HOLDING NV ADR                                                                           160,596
           5,732  ALLIED IRISH BANKS PLC ADR                                                                        223,491
           1,466  AMCORE FINANCIAL INCORPORATED                                                                      47,689
           2,942  AMSOUTH BANCORPORATION                                                                             76,286
          10,419  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                            170,663
          18,125  BANCO SANTANDER CENTRAL HISPANO SA ADR                                                            217,319
           2,811  BANCTRUST FINANCIAL GROUP INCORPORATED                                                             59,874
          21,402  BANK OF AMERICA CORPORATION                                                                       990,271
           4,927  BANK OF NEW YORK COMPANY INCORPORATED                                                             162,148
           1,181  BANKUNITED FINANCIAL CORPORATION CLASS A+                                                          36,304

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
DEPOSITORY INSTITUTIONS (continued)
           1,840  BANNER CORPORATION                                                                            $    60,757
           6,753  BARCLAYS PLC ADR<<                                                                                281,060
           3,008  BAYERISCHE HYPO-UND VEREINSBANK AG ADR+                                                            67,083
           3,444  BB&T CORPORATION                                                                                  146,198
           7,745  BNP PARIBAS SA ADR<<                                                                              269,174
           1,949  CASCADE BANCORP                                                                                    42,488
           1,411  CATHAY GENERAL BANCORPORATION                                                                      54,634
           1,729  CHITTENDEN CORPORATION                                                                             50,971
          27,334  CITIGROUP INCORPORATED                                                                          1,223,196
           1,697  CITIZENS BANKING CORPORATION MI                                                                    59,565
           1,456  CITY BANK LYNNWOOD WASHINGTON                                                                      56,114
           2,802  COASTAL FINANCIAL CORPORATION                                                                      42,590
           1,164  COMERICA INCORPORATED                                                                              71,586
           1,403  COMMERCIAL FEDERAL CORPORATION                                                                     40,869
           1,854  COMMUNITY TRUST BANCORP                                                                            62,055
           1,046  CORUS BANKSHARES INCORPORATED                                                                      50,909
           2,467  DEUTSCHE BANK AG<<                                                                                209,202
           1,855  DIME COMMUNITY BANCSHARES                                                                          34,039
             938  EAST WEST BANCORP INCORPORATED                                                                     38,899
           1,708  FARMERS CAPITAL BANK CORPORATION                                                                   64,904
           3,014  FIFTH THIRD BANCORP                                                                               151,785
           1,225  FIRST HORIZON NATIONAL CORPORATION                                                                 53,532
           1,108  FIRST OF LONG ISLAND CORPORATION                                                                   54,436
           1,062  FIRST REPUBLIC BANK                                                                                54,576
             750  FIRSTFED FINANCIAL CORPORATION+                                                                    39,465
           1,107  FLAGSTAR BANCORP INCORPORATED                                                                      24,122
           2,716  GOLD BANC CORP INCORPORATED                                                                        40,631
             652  GOLDEN WEST FINANCIAL CORPORATION                                                                  77,744
           1,543  GREATER BAY BANCORP<<                                                                              44,824
           5,810  HBOS PLC ADR                                                                                      244,050
           6,788  HSBC HOLDINGS PLC ADR                                                                             579,559
           2,744  HUNTINGTON BANCSHARES INCORPORATED                                                                 66,569
             752  HYPO REAL ESTATE HOLDING AG ADR+                                                                   29,134
             654  INVESTORS FINANCIAL SERVICES CORPORATION                                                           28,671
          19,134  JP MORGAN CHASE & COMPANY                                                                         720,395
           2,964  KEYCORP                                                                                            98,672
           5,389  LLOYDS TSB GROUP PLC ADR<<                                                                        175,250
           1,832  MARSHALL & ILSLEY CORPORATION                                                                      76,376
           3,250  MELLON FINANCIAL CORPORATION                                                                       94,965
             770  NASB FINANCIAL INCORPORATED                                                                        30,838
           2,158  NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                             234,165
          35,490  NATIONAL BANK OF GREECE SA ADR<<                                                                  218,264
           3,557  NATIONAL CITY CORPORATION                                                                         131,894
           3,273  NBT BANCORP INCORPORATED                                                                           83,101
           1,621  NORTHERN TRUST CORPORATION                                                                         76,252
           1,967  NORTHWEST BANCORP INCORPORATED                                                                     50,886
           1,381  OCEANFIRST FINANCIAL CORPORATION                                                                   35,022
           1,938  PNC FINANCIAL SERVICES GROUP                                                                      105,427
           2,497  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                          48,517

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
DEPOSITORY INSTITUTIONS (continued)
             825  R&G FINANCIAL CORPORATION CLASS B                                                             $    32,010
           3,039  REGIONS FINANCIAL CORPORATION                                                                     106,335
           3,531  REPUBLIC BANCORP INCORPORATED                                                                      54,872
           1,994  REPUBLIC BANCORP INCORPORATED CLASS A                                                              55,334
           3,399  ROYAL BANCSHARES OF PENNSYLVANIA INCORPORATED CLASS A                                              98,571
           7,998  SAN PAOLO-IMI SPA                                                                                 219,865
           1,109  SILICON VALLEY BANCSHARES+<<                                                                       46,556
             726  SMITHTOWN BANCORPORATION INCORPORATED                                                              23,856
           9,877  SOCIETE GENERALE<<                                                                                190,735
           1,970  SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED                                                     48,186
           2,671  SOVEREIGN BANCORP INCORPORATED                                                                     58,361
           2,099  STATE STREET CORPORATION                                                                           93,531
           1,972  STERLING BANCORPORATION NY                                                                         63,439
           2,180  STERLING FINANCIAL CORPORATION                                                                     63,852
           1,949  SUNTRUST BANKS INCORPORATED                                                                       138,964
           2,637  SYNOVUS FINANCIAL CORPORATION                                                                      71,199
             845  TOMPKINS TRUSTCOMPANY INCORPORATED                                                                 44,532
           1,220  UMPQUA HOLDINGS CORPORATION                                                                        31,195
           4,450  UNITED COMMUNITY FINANCIAL CORPORATION                                                             51,131
          10,712  US BANCORP                                                                                        317,397
           1,548  USB HOLDING COMPANY INCORPORATED                                                                   43,258
           8,536  WACHOVIA CORPORATION                                                                              441,738
           4,444  WASHINGTON MUTUAL INCORPORATED                                                                    180,915
           2,621  WEST COAST BANCORP OREGON                                                                          68,959
           5,628  WESTPAC BANKING CORPORATION ADR                                                                   402,571
             745  WINTRUST FINANCIAL CORPORATION                                                                     44,581
             924  ZIONS BANCORPORATION                                                                               61,446

                                                                                                                 11,793,445
                                                                                                                -----------

EATING & DRINKING PLACES - 0.19%
           1,087  BOB EVANS FARMS INCORPORATED                                                                       27,447
             829  CHEESECAKE FACTORY INCORPORATED+                                                                   40,530
           1,723  DARDEN RESTAURANTS INCORPORATED                                                                    46,969
             990  IHOP CORPORATION<<                                                                                 41,946
             947  JACK IN THE BOX INCORPORATED+                                                                      35,778
           1,289  KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                             12,980
           7,188  MCDONALD'S CORPORATION                                                                            220,959
           1,189  WENDY'S INTERNATIONAL INCORPORATED                                                                 42,412
           1,851  YUM! BRANDS INCORPORATED                                                                           84,035

                                                                                                                    553,056
                                                                                                                -----------

EDUCATIONAL SERVICES - 0.04%
             876  APOLLO GROUP INCORPORATED CLASS A+                                                                 69,817
             872  CAREER EDUCATION CORPORATION+                                                                      33,921

                                                                                                                    103,738
                                                                                                                -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
ELECTRIC, GAS & SANITARY SERVICES - 1.57%
           4,906  AES CORPORATION+                                                                              $    60,049
           2,886  ALLIED WASTE INDUSTRIES INCORPORATED+                                                              26,234
           1,382  AMEREN CORPORATION                                                                                 66,916
           2,737  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                       93,523
           4,729  BG GROUP PLC ADR                                                                                  166,414
           1,131  BLACK HILLS CORPORATION                                                                            34,733
           6,014  CALPINE CORPORATION+<<                                                                             23,334
           3,870  CENTERPOINT ENERGY INCORPORATED                                                                    43,189
           1,258  CH ENERGY GROUP INCORPORATED                                                                       58,459
           1,298  CINERGY CORPORATION                                                                                53,724
           3,729  CMS ENERGY CORPORATION+<<                                                                          38,036
           1,224  CONSTELLATION ENERGY GROUP INCORPORATED                                                            53,489
           1,853  DOMINION RESOURCES INCORPORATED                                                                   121,316
           1,446  DTE ENERGY COMPANY                                                                                 63,451
           5,779  DUKE ENERGY CORPORATION<<                                                                         146,093
           2,896  E.ON AG<<                                                                                         243,640
           2,374  EDISON INTERNATIONAL                                                                               75,731
           5,861  EL PASO CORPORATION                                                                                61,189
           7,994  ENDESA SA ADR                                                                                     172,590
           4,955  ENEL SPA ADR<<                                                                                    221,439
           1,352  ENTERGY CORPORATION                                                                                87,637
           3,836  EXELON CORPORATION                                                                                160,000
           1,929  FIRSTENERGY CORPORATION                                                                            81,462
           1,115  FPL GROUP INCORPORATED                                                                             78,418
         110,319  HONG KONG & CHINA GAS COMPANY LIMITED ADR<<                                                       227,709
          36,000  HONG KONG ELECTRIC HOLDINGS LIMITED ADR<<                                                         161,575
           3,479  INTERNATIONAL POWER PLC+<<                                                                        102,665
             866  KINDER MORGAN INCORPORATED                                                                         60,014
           3,676  MIDDLESEX WATER COMPANY                                                                            73,152
           3,624  NATIONAL GRID TRANSCO PLC                                                                         166,632
             250  NICOR INCORPORATED                                                                                  9,225
           3,010  NISOURCE INCORPORATED                                                                              65,588
           2,554  PG&E CORPORATION+                                                                                  84,946
           2,529  PICO HOLDINGS INCORPORATED+                                                                        52,123
           1,039  PINNACLE WEST CAPITAL CORPORATION                                                                  45,924
           1,381  PPL CORPORATION                                                                                    71,743
           1,731  PROGRESS ENERGY INCORPORATED                                                                       76,008
           1,740  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                       76,543
           2,941  RELIANT RESOURCES INCORPORATED+<<                                                                  34,939
           4,389  SCOTTISH POWER PLC                                                                                130,529
           1,448  SEMPRA ENERGY                                                                                      53,547
           3,993  SOUTHERN COMPANY                                                                                  130,930
           5,936  SUEZ SA<<                                                                                         140,090
             554  TEXAS GENCO HOLDINGS INCORPORATED                                                                  25,955
           1,746  TXU CORPORATION                                                                                   109,684
             803  UIL HOLDINGS CORPORATION                                                                           42,928
           9,566  UNITED UTILITIES PLC<<                                                                            208,634
           3,950  WASTE MANAGEMENT INCORPORATED                                                                     117,750
           3,597  WILLIAMS COMPANIES INCORPORATED                                                                    59,962

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
           3,719  XCEL ENERGY INCORPORATED                                                                      $    67,165

                                                                                                                  4,627,026
                                                                                                                -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.87%
           2,105  ADVANCED MICRO DEVICES INCORPORATED+                                                               44,794
           1,567  AEROFLEX INCORPORATED+                                                                             19,196
           4,127  ALCATEL SA ADR+<<                                                                                  64,134
           2,111  ALTERA CORPORATION+                                                                                47,877
           1,321  AMERICAN POWER CONVERSION CORPORATION                                                              27,926
             895  AMETEK INCORPORATED                                                                                29,249
           2,150  ANALOG DEVICES INCORPORATED                                                                        79,442
           1,649  ANDREW CORPORATION+<<                                                                              23,416
           4,013  APPLIED MICRO CIRCUITS CORPORATION+                                                                14,768
           2,683  ASML HOLDING NV NY SHARES+                                                                         40,916
             814  ATMI INCORPORATED+                                                                                 18,738
             777  BENCHMARK ELECTRONICS INCORPORATED+                                                                27,234
           1,645  BROADCOM CORPORATION CLASS A+                                                                      53,495
           1,712  C-COR INCORPORATED+                                                                                15,322
           3,058  CANON INCORPORATED ADR<<                                                                          153,420
           3,500  CHARTERED SEMICONDUCTOR+<<                                                                         21,770
           1,350  COMVERSE TECHNOLOGY INCORPORATED+                                                                  28,714
             642  CREE INCORPORATED+<<                                                                               22,971
             860  CYMER INCORPORATED+<<                                                                              26,161
             683  DITECH COMMUNICATIONS CORPORATION+                                                                 10,764
           1,067  DSP GROUP INCORPORATED+                                                                            23,666
             925  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                                      17,964
           2,116  ELECTROLUX AB ADR CLASS B<<                                                                        93,358
           2,267  EMERSON ELECTRIC COMPANY                                                                          151,481
           4,046  FUJITSU LIMITED ADR                                                                               127,526
          56,083  GENERAL ELECTRIC COMPANY                                                                        1,983,095
           1,692  GRAFTECH INTERNATIONAL LIMITED+                                                                    16,142
             398  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                       48,894
             678  HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                              22,218
             721  IMATION CORPORATION                                                                                23,223
           3,925  INFINEON TECHNOLOGIES AG ADR+                                                                      43,175
          34,519  INTEL CORPORATION                                                                                 771,500
             844  INTER-TEL INCORPORATED                                                                             23,902
           1,103  INTERDIGITAL COMMUNICATIONS CORPORATION+                                                           22,446
           8,785  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                       827,898
             649  INTERNATIONAL RECTIFIER CORPORATION+                                                               27,479
           1,463  INTERSIL CORPORATION CLASS A                                                                       23,554
           1,440  JABIL CIRCUIT INCORPORATED+                                                                        36,086
          10,973  JDS UNIPHASE CORPORATION+                                                                          34,784
           1,234  KLA-TENCOR CORPORATION+<<                                                                          55,604
           3,968  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES<<                                            102,136
             692  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                           51,499
           1,713  LINEAR TECHNOLOGY CORPORATION                                                                      65,368
             709  LITTELFUSE INCORPORATED+                                                                           27,665

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           3,589  LSI LOGIC CORPORATION+                                                                        $    18,986
          23,357  LUCENT TECHNOLOGIES INCORPORATED+                                                                  91,793
           9,718  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR<<                                              144,798
           1,878  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                             76,923
           1,062  MAYTAG CORPORATION                                                                                 21,346
           2,342  MCDATA CORPORATION CLASS A+                                                                        13,232
           1,532  MICROCHIP TECHNOLOGY INCORPORATED                                                                  43,172
           3,847  MICRON TECHNOLOGY INCORPORATED+<<                                                                  42,625
          12,000  MINEBEA COMPANY LIMITED ADR                                                                        96,659
           1,477  MOLEX INCORPORATED<<                                                                               40,721
          12,544  MOTOROLA INCORPORATED                                                                             241,597
           1,756  MYKROLIS CORPORATION+                                                                              21,529
           1,015  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                            46,020
           2,667  NATIONAL SEMICONDUCTOR CORPORATION<<                                                               41,232
           1,817  NETWORK APPLIANCE INCORPORATED+                                                                    54,801
          12,239  NOKIA OYJ ADR                                                                                     197,905
           1,239  NOVELLUS SYSTEMS INCORPORATED+                                                                     33,379
           1,534  NVIDIA CORPORATION+                                                                                29,345
           1,127  OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                            20,106
           4,790  OMRON CORPORATION                                                                                 109,737
           1,400  OPENWAVE SYSTEMS INCORPORATED+                                                                     18,452
           3,808  PIONEER CORPORATION                                                                                71,514
             794  QLOGIC CORPORATION+                                                                                27,306
           8,782  QUALCOMM INCORPORATED                                                                             365,507
           1,019  RAMBUS INCORPORATED+                                                                               23,549
           3,169  RF MICRO DEVICES INCORPORATED+<<                                                                   22,056
           1,339  ROCKWELL COLLINS INCORPORATED                                                                      53,373
             444  ROGERS CORPORATION+                                                                                21,068
           4,863  SANMINA-SCI CORPORATION+                                                                           42,940
           1,287  SCIENTIFIC-ATLANTA INCORPORATED                                                                    38,121
           1,275  SILICON IMAGE INCORPORATED+                                                                        21,420
           2,429  SKYWORKS SOLUTIONS INCORPORATED+<<                                                                 24,120
             597  SOHU.COM INCORPORATED+                                                                             10,119
           7,832  SOLECTRON CORPORATION+                                                                             48,950
           4,002  SONY CORPORATION ADR                                                                              145,513
           1,726  SPATIALIGHT INCORPORATED+                                                                          15,482
           3,238  STMICROELECTRONICS NV NY SHARES                                                                    64,760
           1,404  TDK CORPORATION ADR                                                                               100,274
           4,764  TELEFONAKTIEBOLAGET LM ERICSSON ADR+<<                                                            158,403
           3,572  TELLABS INCORPORATED+                                                                              30,541
           9,515  TEXAS INSTRUMENTS INCORPORATED                                                                    230,073
           1,061  THOMAS & BETTS CORPORATION+                                                                        33,570
             752  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                            26,711
             396  WHIRLPOOL CORPORATION<<                                                                            25,562
           2,169  XILINX INCORPORATED                                                                                67,716
           1,479  ZORAN CORPORATION+                                                                                 17,526

                                                                                                                  8,481,502
                                                                                                                -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.19%
             610  AFFYMETRIX INCORPORATED+<<                                                                    $    20,709
             582  AMERICAN HEALTHCORP+<<                                                                             19,410
           1,194  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                             24,334
           1,667  APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                         23,471
           1,466  AXONYX INCORPORATED+                                                                               10,790
             894  CDI CORPORATION                                                                                    17,272
           1,038  CELGENE CORPORATION+                                                                               28,462
             509  CEPHALON INCORPORATED+                                                                             24,193
             472  CORPORATE EXECUTIVE BOARD COMPANY                                                                  31,662
             929  ERESEARCH TECHNOLOGY INCORPORATED+                                                                 13,693
             789  FLUOR CORPORATION                                                                                  40,949
             491  GEN-PROBE INCORPORATED+                                                                            19,591
             783  MOODY'S CORPORATION                                                                                63,227
             957  NAVIGANT CONSULTING INCORPORATED+                                                                  22,346
           2,002  PAYCHEX INCORPORATED                                                                               66,386
           1,311  PER-SE TECHNOLOGIES INCORPORATED+<<                                                                18,079
             464  QUEST DIAGNOSTICS INCORPORATED                                                                     43,500
             534  RESOURCES CONNECTION INCORPORATED+                                                                 24,222
           1,061  TELIK INCORPORATED+<<                                                                              20,276
           3,026  UNITEDGLOBAL.COM INCORPORATED+                                                                     25,207

                                                                                                                    557,779
                                                                                                                -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.16%
             995  BALL CORPORATION                                                                                   44,506
             915  FORTUNE BRANDS INCORPORATED                                                                        71,809
           1,455  ILLINOIS TOOL WORKS INCORPORATED                                                                  137,105
           2,841  MASCO CORPORATION                                                                                 100,202
             756  NCI BUILDING SYSTEMS INCORPORATED+                                                                 28,048
           1,098  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                         36,893
           1,087  SNAP-ON INCORPORATED                                                                               34,360
             808  TASER INTERNATIONAL INCORPORATED+<<                                                                22,171

                                                                                                                    475,094
                                                                                                                -----------

FINANCIAL SERVICES - 0.01%
           2,381  JANUS CAPITAL GROUP INCORPORATED                                                                   39,406
                                                                                                                -----------

FOOD & KINDRED PRODUCTS - 1.10%
             693  AMERICAN ITALIAN PASTA COMPANY CLASS A                                                             13,347
           4,056  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                             203,165
           3,812  ARCHER-DANIELS-MIDLAND COMPANY                                                                     80,814
           7,106  CADBURY SCHWEPPES PLC ADR<<                                                                       255,816
           1,987  CAMPBELL SOUP COMPANY                                                                              56,689
          11,319  COCA COLA COMPANY                                                                                 444,950
           1,954  COCA COLA ENTERPRISES INCORPORATED                                                                 40,643
          17,900  COMPASS GROUP PLC<<                                                                                78,440
           3,545  CONAGRA FOODS INCORPORATED                                                                         95,892
           4,105  DIAGEO PLC ADR<<                                                                                  231,276

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
FOOD & KINDRED PRODUCTS (continued)
           1,707  GENERAL MILLS INCORPORATED                                                                    $    77,651
             442  HANSEN NATURAL CORPORATION+                                                                        14,940
           2,791  HERCULES INCORPORATED+                                                                             41,586
           1,104  HERSHEY FOODS CORPORATION                                                                          57,187
           2,330  HJ HEINZ COMPANY                                                                                   86,583
             780  J & J SNACK FOODS CORPORATION                                                                      36,613
           1,532  KELLOGG COMPANY                                                                                    66,948
          17,982  KIRIN BREWERY COMPANY LIMITED<<                                                                   173,526
           3,993  NATIONAL BEVERAGE CORPORATION+                                                                     37,574
           7,403  NESTLE SA ADR                                                                                     475,740
           1,247  PEPSI BOTTLING GROUP INCORPORATED                                                                  34,941
           8,993  PEPSICO INCORPORATED                                                                              448,841
             264  SANDERSON FARMS INCORPORATED                                                                        9,834
           4,714  SARA LEE CORPORATION                                                                              110,685
             972  WM WRIGLEY JR COMPANY                                                                              66,874

                                                                                                                  3,240,555
                                                                                                                -----------

FOOD STORES - 0.30%
           2,084  ALBERTSON'S INCORPORATED<<                                                                         52,725
           4,635  COLES MYER LIMITED ADR                                                                            288,714
           8,369  KONINKLIJKE AHOLD NV ADR+                                                                          61,429
           4,640  KROGER COMPANY+                                                                                    75,075
           2,318  STARBUCKS CORPORATION+                                                                            130,411
          13,579  TESCO PLC ADR<<                                                                                   234,774
             352  WHOLE FOODS MARKET INCORPORATED                                                                    31,951
           2,113  WINN-DIXIE STORES INCORPORATED+<<                                                                   8,452

                                                                                                                    883,531
                                                                                                                -----------

FORESTRY - 0.03%
           1,403  WEYERHAEUSER COMPANY                                                                               92,598
                                                                                                                -----------

FURNITURE & FIXTURES - 0.07%
           1,237  FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                        30,047
             599  HILLENBRAND INDUSTRIES INCORPORATED                                                                32,945
             694  HOOKER FURNITURE CORPORATION                                                                       16,205
           1,839  LEGGETT & PLATT INCORPORATED                                                                       54,894
           2,098  NEWELL RUBBERMAID INCORPORATED                                                                     48,422
             932  SELECT COMFORT CORPORATION+<<                                                                      18,164

                                                                                                                    200,677
                                                                                                                -----------

GENERAL MERCHANDISE STORES - 0.23%
           1,997  DOLLAR GENERAL CORPORATION                                                                         39,441
           1,341  FAMILY DOLLAR STORES INCORPORATED                                                                  39,291
           1,132  FEDERATED DEPARTMENT STORES INCORPORATED                                                           62,034
           1,007  FRED'S INCORPORATED                                                                                17,451
           1,526  JC PENNEY COMPANY INCORPORATED                                                                     58,904

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
GENERAL MERCHANDISE STORES (continued)
             310  KMART HOLDING CORPORATION+<<                                                                  $    31,877
           1,812  MAY DEPARTMENT STORES COMPANY                                                                      50,953
           1,262  SEARS ROEBUCK & COMPANY                                                                            65,662
           4,871  TARGET CORPORATION                                                                                249,493
           3,164  TJX COMPANIES INCORPORATED                                                                         74,480

                                                                                                                    689,586
                                                                                                                -----------

HEALTH SERVICES - 0.26%
             844  APRIA HEALTHCARE GROUP INCORPORATED+                                                               25,886
           1,784  BIOGEN IDEC INCORPORATED+                                                                         104,685
           2,457  CAREMARK RX INCORPORATED+                                                                          87,862
             869  DAVITA INCORPORATED+                                                                               28,868
           1,765  FIRST HEALTH GROUP CORPORATION+                                                                    31,452
           2,369  HCA INCORPORATED                                                                                   93,386
           1,769  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                 39,077
           2,413  HUMAN GENOME SCIENCES INCORPORATED+                                                                26,543
             888  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                        42,580
             681  LIFEPOINT HOSPITALS INCORPORATED+                                                                  25,047
             861  LINCARE HOLDINGS INCORPORATED+<<                                                                   33,226
             931  MANOR CARE INCORPORATED                                                                            32,073
             786  NEIGHBORCARE INCORPORATED+                                                                         22,079
             401  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                              24,982
           1,547  SELECT MEDICAL CORPORATION                                                                         26,995
             414  SIERRA HEALTH SERVICES INCORPORATED+<<                                                             23,031
           3,674  TENET HEALTHCARE CORPORATION+<<                                                                    39,863
             791  TRIAD HOSPITALS INCORPORATED+                                                                      29,022
             681  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                               26,879

                                                                                                                    763,536
                                                                                                                -----------

HOLDING & OTHER INVESTMENT OFFICES - 0.75%
             876  4KIDS ENTERTAINMENT INCORPORATED+<<                                                                17,897
             612  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                       43,942
           1,024  AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                      33,526
           1,819  AMLI RESIDENTIAL PROPERTIES TRUST                                                                  59,099
           1,851  BEDFORD PROPERTY INVESTORS                                                                         51,643
           1,935  BRANDYWINE REALTY TRUST                                                                            55,051
           1,967  CAPSTEAD MORTGAGE CORPORATION<<                                                                    21,558
           2,022  CARRAMERICA REALTY CORPORATION                                                                     65,493
           1,952  CEDAR SHOPPING CENTERS INCORPORATED                                                                26,547
           1,432  COLONIAL PROPERTIES TRUST                                                                          56,707
           1,371  CORPORATE OFFICE PROPERTIES TRUST SBI MD                                                           38,086
           1,297  COUSINS PROPERTIES INCORPORATED                                                                    42,542
           2,500  CRT PROPERTIES INCORPORATED                                                                        61,350
           1,521  EASTGROUP PROPERTIES INCORPORATED                                                                  57,220
           1,412  ENTERTAINMENT PROPERTIES TRUST                                                                     60,589
           1,357  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                           49,232
           2,896  FELCOR LODGING TRUST INCORPORATED+                                                                 37,474

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
           1,857  GENERAL GROWTH PROPERTIES INCORPORATED                                                        $    63,714
             774  HEADWATERS INCORPORATED+                                                                           24,791
           1,439  HEALTHCARE REALTY TRUST INCORPORATED                                                               58,567
           1,676  HERITAGE PROPERTY INVESTMENT TRUST                                                                 53,800
           1,173  IMPAC MORTGAGE HOLDINGS INCORPORATED                                                               27,483
           1,282  KILROY REALTY CORPORATION                                                                          51,818
           2,804  KRAMONT REALTY TRUST                                                                               56,416
           1,253  LASALLE HOTEL PROPERTIES                                                                           38,467
           1,605  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                     63,333
          15,000  MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED ADR                                                 142,200
           1,822  NATIONAL HEALTH INVESTORS INCORPORATED                                                             52,747
             602  NOVASTAR FINANCIAL INCORPORATED<<                                                                  26,482
           1,190  PARKWAY PROPERTIES INCORPORATED                                                                    59,619
           1,274  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                          51,916
           1,612  PLUM CREEK TIMBER COMPANY                                                                          59,644
           1,149  PS BUSINESS PARKS INCORPORATED                                                                     51,533
           1,911  RAMCO-GERSHENSON PROPERTIES                                                                        58,152
           1,252  REALTY INCORPORATEDOME CORPORATION                                                                 62,387
           1,129  SAUL CENTERS INCORPORATED                                                                          41,152
           1,488  SOVRAN SELF STORAGE INCORPORATED                                                                   62,853
          16,164  SUN HUNG KAI PROPERTIES                                                                           160,581
           1,377  TANGER FACTORY OUTLET CENTERS INCORPORATED                                                         69,001
           1,691  WASHINGTON REAL ESTATE INVESTMENT TRUST                                                            55,685
           4,047  WINSTON HOTELS INCORPORATED                                                                        46,055

                                                                                                                  2,216,352
                                                                                                                -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.11%
           1,986  BED BATH & BEYOND INCORPORATED+                                                                    79,297
           1,562  BEST BUY COMPANY INCORPORATED                                                                      88,066
           1,905  CIRCUIT CITY STORES INCORPORATED                                                                   29,699
             546  GUITAR CENTER INCORPORATED+<<                                                                      26,415
             965  LINENS 'N THINGS INCORPORATED+<<                                                                   23,971
           1,027  RADIO SHACK CORPORATION                                                                            32,422
             856  WILLIAMS-SONOMA INCORPORATED+<<                                                                    31,338

                                                                                                                    311,208
                                                                                                                -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.15%
           7,614  ACCOR SA ADR                                                                                      162,213
           1,091  EMPIRE RESORTS INCORPORATED+                                                                       11,739
           3,340  HILTON HOTELS CORPORATION                                                                          69,004
             507  MANDALAY RESORT GROUP                                                                              35,338
           1,376  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                        78,226
           1,524  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                   79,690

                                                                                                                    436,210
                                                                                                                -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.50%
           4,104  3M COMPANY                                                                                    $   326,637
           1,327  AMERICAN STANDARD COMPANIES INCORPORATED+                                                          51,673
           2,177  APPLE COMPUTER INCORPORATED+                                                                      145,968
           9,014  APPLIED MATERIALS INCORPORATED+                                                                   149,993
           2,173  BAKER HUGHES INCORPORATED                                                                          96,329
             542  BLACK & DECKER CORPORATION                                                                         45,577
             555  BLACK BOX CORPORATION                                                                              23,687
             662  BRIGGS & STRATTON CORPORATION                                                                      25,964
           1,211  BROOKS AUTOMATION INCORPORATED+                                                                    18,589
           1,804  CATERPILLAR INCORPORATED                                                                          165,156
             564  CDW CORPORATION                                                                                    37,066
          36,218  CISCO SYSTEMS INCORPORATED+                                                                       677,639
           1,399  DEERE & COMPANY                                                                                   100,350
          13,513  DELL INCORPORATED+                                                                                547,547
           1,484  DOVER CORPORATION                                                                                  60,028
          13,167  EMC CORPORATION+                                                                                  176,701
           1,737  EMULEX CORPORATION+                                                                                24,561
             425  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                            23,375
             439  EQUINIX INCORPORATED+<<                                                                            17,068
           1,049  FLOWSERVE CORPORATION+                                                                             26,456
           4,484  GATEWAY INCORPORATED+                                                                              30,536
             639  GLOBAL IMAGING SYSTEMS INCORPORATED+                                                               23,911
           1,285  IDEX CORPORATION                                                                                   51,400
           1,051  JOY GLOBAL INCORPORATED                                                                            42,765
           3,179  JUNIPER NETWORKS INCORPORATED+                                                                     87,518
             953  KADANT INCORPORATED+                                                                               19,298
             757  KENNAMETAL INCORPORATED                                                                            38,834
           4,521  KOMATSU LIMITED ADR                                                                               123,322
           1,186  LAM RESEARCH CORPORATION+<<                                                                        30,848
             756  LEXMARK INTERNATIONAL INCORPORATED+                                                                64,184
          13,857  MAKITA CORPORATION                                                                                215,615
             808  MANITOWOC COMPANY INCORPORATED                                                                     30,179
          12,147  NEC CORPORATION ADR                                                                                66,930
             785  NORDSON CORPORATION                                                                                29,877
           1,890  OIL STATES INTERNATIONAL INCORPORATED+                                                             38,499
           1,595  PALL CORPORATION                                                                                   43,209
             660  PALMONE INCORPORATED+<<                                                                            23,126
             819  PARKER HANNIFIN CORPORATION                                                                        61,261
           1,226  PITNEY BOWES INCORPORATED                                                                          53,662
           1,228  SANDISK CORPORATION+                                                                               27,728
           1,380  SCIENTIFIC GAMES CORPORATION CLASS A+                                                              32,982
           2,896  SIEMENS AG<<                                                                                      231,159
             783  SMITH INTERNATIONAL INCORPORATED+                                                                  47,426
             780  SPX CORPORATION                                                                                    32,066
             747  STANLEY WORKS                                                                                      34,930
           1,697  SYMBOL TECHNOLOGIES INCORPORATED                                                                   25,727
             679  TENNANT COMPANY                                                                                    27,160
             766  TEREX CORPORATION+                                                                                 35,114
             487  TORO COMPANY                                                                                       35,308

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
             373  TRANSACT TECHNOLOGIES INCORPORATED+                                                           $     8,337
           1,043  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                               43,890
           1,896  WESTERN DIGITAL CORPORATION+                                                                       18,524
             487  ZEBRA TECHNOLOGIES CORPORATION CLASS A+                                                            24,486

                                                                                                                  4,440,175
                                                                                                                -----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.15%
           2,182  AON CORPORATION                                                                                    46,084
           1,123  JEFFERSON-PILOT CORPORATION                                                                        55,240
             749  LABONE INCORPORATED+<<                                                                             22,582
           3,218  MARSH & MCLENNAN COMPANIES INCORPORATED                                                            92,003
           1,517  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                               57,221
           2,527  METLIFE INCORPORATED                                                                               98,553
             719  NATIONAL FINANCIAL PARTNERS CORPORATION                                                            24,978
           2,729  UNUMPROVIDENT CORPORATION<<                                                                        42,491

                                                                                                                    439,152
                                                                                                                -----------

INSURANCE CARRIERS - 1.33%
           1,310  AEGON NV                                                                                           16,230
             768  AETNA INCORPORATED                                                                                 91,016
           3,127  AFLAC INCORPORATED                                                                                117,638
           6,550  ALLIANZ AG ADR<<                                                                                   82,006
             867  ALLMERICA FINANCIAL CORPORATION+                                                                   28,221
           3,666  ALLSTATE CORPORATION                                                                              185,133
             715  AMBAC FINANCIAL GROUP INCORPORATED                                                                 58,151
          12,287  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                         778,381
             575  AMERICAN MEDICAL SECURITY GROUP INCORPORATED+                                                      18,590
             421  AMERIGROUP CORPORATION+                                                                            29,049
             778  ANTHEM INCORPORATED+                                                                               78,835
           2,979  AXA ADR                                                                                            69,857
           1,159  CHUBB CORPORATION                                                                                  88,327
             856  CIGNA CORPORATION                                                                                  59,937
           1,292  CINCINNATI FINANCIAL CORPORATION                                                                   57,882
             794  COMMERCE GROUP INCORPORATED                                                                        47,156
           1,088  FIDELITY NATIONAL FINANCIAL INCORPORATED                                                           46,664
           1,605  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                    102,720
           1,016  HEALTH NET INCORPORATED+                                                                           27,655
           5,389  ING GROEP NV ADR                                                                                  147,820
           1,332  LINCOLN NATIONAL CORPORATION                                                                       61,299
           1,025  LOEWS CORPORATION                                                                                  71,658
           1,068  MBIA INCORPORATED                                                                                  64,037
             746  MGIC INVESTMENT CORPORATION                                                                        50,728
           2,406  MILLEA HOLDINGS INCORPORATED                                                                      170,513
           1,508  OHIO CASUALTY CORPORATION+                                                                         32,392
             703  PACIFICARE HEALTH SYSTEMS INCORPORATED+<<                                                          34,025
             603  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                     41,155
           2,251  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                             84,818

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
INSURANCE CARRIERS (continued)
             915  PROASSURANCE CORPORATION+                                                                     $    35,731
           1,254  PROGRESSIVE CORPORATION                                                                           114,101
           3,017  PRUDENTIAL FINANCIAL INCORPORATED                                                                 147,682
             697  RADIAN GROUP INCORPORATED                                                                          35,721
             968  RLI CORPORATION                                                                                    40,317
           1,089  SAFECO CORPORATION                                                                                 52,784
             980  SELECTIVE INSURANCE GROUP INCORPORATED                                                             43,894
           3,773  ST PAUL COMPANIES INCORPORATED                                                                    137,639
           1,840  SWISS REINSURANCE COMPANY ADR                                                                     123,136
           1,003  TORCHMARK CORPORATION                                                                              55,075
           3,485  UNITEDHEALTH GROUP INCORPORATED                                                                   288,732
             860  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                           107,586

                                                                                                                  3,924,291
                                                                                                                -----------

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
             904  CORRECTIONS CORPORATION OF AMERICA+                                                                35,708
           1,242  GEO GROUP INCORPORATED+                                                                            28,628

                                                                                                                     64,336
                                                                                                                -----------

LEATHER & LEATHER PRODUCTS - 0.02%
           1,110  COACH INCORPORATED+                                                                                55,322
                                                                                                                -----------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.01%
           1,774  LAIDLAW INTERNATIONAL INCORPORATED+                                                                33,529
                                                                                                                -----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.03%
           2,211  CHAMPION ENTERPRISES INCORPORATED+                                                                 25,382
           1,801  GEORGIA-PACIFIC CORPORATION                                                                        65,935

                                                                                                                     91,317
                                                                                                                -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.93%
             648  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                            26,944
             523  ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+<<                                                   18,880
           4,449  ADVANTEST CORPORATION ADR                                                                          83,063
           3,147  AGILENT TECHNOLOGIES INCORPORATED+                                                                 72,035
           1,322  ALIGN TECHNOLOGY INCORPORATED+                                                                     13,974
             766  ALLERGAN INCORPORATED                                                                              56,301
             705  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                  26,903
           1,222  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                       25,051
             496  ARMOR HOLDINGS INCORPORATED+<<                                                                     21,412
             501  BAUSCH & LOMB INCORPORATED                                                                         29,499
           3,531  BAXTER INTERNATIONAL INCORPORATED                                                                 111,756
           1,589  BECTON DICKINSON & COMPANY                                                                         87,046
           1,459  BIOMET INCORPORATED                                                                                69,842
           3,527  BOSTON SCIENTIFIC CORPORATION+                                                                    122,775
             788  C.R. BARD INCORPORATED                                                                             47,209

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
           1,840  CREDENCE SYSTEMS CORPORATION+<<                                                               $    14,058
           1,424  DANAHER CORPORATION                                                                                80,997
           1,807  EASTMAN KODAK COMPANY                                                                              59,107
             675  ENERGY CONVERSION DEVICES INCORPORATED+                                                            15,026
           4,362  FUJI PHOTO FILM COMPANY LIMITED ADR                                                               153,630
           1,782  GUIDANT CORPORATION                                                                               115,527
             289  II-VI INCORPORATED+                                                                                12,470
             547  INTEGRA LIFESCIENCES HOLDINGS+                                                                     18,593
             385  INVISION TECHNOLOGIES INCORPORATED+                                                                18,665
           1,147  KEITHLEY INSTRUMENTS INCORPORATED                                                                  21,701
             582  LASERSCOPE+<<                                                                                      18,927
           6,379  MEDTRONIC INCORPORATED                                                                            306,511
             948  MENTOR CORPORATION                                                                                 29,255
             243  MILLIPORE CORPORATION+                                                                             11,839
             502  OCULAR SCIENCES INCORPORATED+                                                                      24,254
           1,590  PERKINELMER INCORPORATED                                                                           33,915
             787  PHOTON DYNAMICS INCORPORATED+                                                                      17,353
           2,127  PINNACLE SYSTEMS INCORPORATED+                                                                     11,103
             721  POSSIS MEDICAL INCORPORATED+                                                                        8,320
           2,683  RAYTHEON COMPANY                                                                                  108,232
             923  RICOH COMPANY LIMITED ADR                                                                          81,224
           1,360  ROCKWELL AUTOMATION INCORPORATED                                                                   64,328
           2,072  ST. JUDE MEDICAL INCORPORATED+                                                                     79,026
           1,272  STERIS CORPORATION+                                                                                29,103
           1,771  STRYKER CORPORATION                                                                                77,906
             842  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                            28,914
             667  TECHNE CORPORATION+                                                                                24,779
             890  TEKTRONIX INCORPORATED                                                                             27,919
           1,839  TERADYNE INCORPORATED+                                                                             31,373
           1,459  THERMO ELECTRON CORPORATION+                                                                       44,135
           2,576  THERMOGENESIS+                                                                                     15,636
           1,031  TRIMBLE NAVIGATION LIMITED+<<                                                                      32,549
             798  VARIAN INCORPORATED+                                                                               29,885
           1,152  VIASYS HEALTHCARE INCORPORATED+                                                                    21,450
             671  VISX INCORPORATED+                                                                                 17,352
             965  WATERS CORPORATION+                                                                                45,027
             766  WRIGHT MEDICAL GROUP INCORPORATED+                                                                 20,261
           5,075  XEROX CORPORATION+                                                                                 77,749
           1,427  ZIMMER HOLDINGS INCORPORATED+                                                                     116,443

                                                                                                                  2,757,232
                                                                                                                -----------

MEDICAL EQUIPMENT & SUPPLIES - 0.01%
             839  WILSON GREATBATCH TECHNOLOGIES INCORPORATED+<<                                                     16,822
                                                                                                                -----------

METAL MINING - 0.15%
           1,065  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                              41,673
           2,702  NEWMONT MINING CORPORATION                                                                        127,940
             645  PHELPS DODGE CORPORATION                                                                           62,649

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
METAL MINING (continued)
           1,683  RIO TINTO PLC ADR<<                                                                           $   197,904

                                                                                                                    430,166
                                                                                                                -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
             992  VULCAN MATERIALS COMPANY                                                                           51,435
                                                                                                                -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.54%
             891  BLYTH INCORPORATED                                                                                 26,115
             911  EATON CORPORATION                                                                                  61,401
           1,426  HASBRO INCORPORATED                                                                                27,137
          16,514  HEWLETT-PACKARD COMPANY                                                                           330,280
             616  ITT INDUSTRIES INCORPORATED                                                                        52,434
          15,423  JOHNSON & JOHNSON                                                                                 930,315
           2,960  MATTEL INCORPORATED                                                                                56,092
             476  RC2 CORPORATION+                                                                                   14,894
             898  STEINWAY MUSICAL INSTRUMENTS+                                                                      25,387
             947  TIFFANY & COMPANY                                                                                  28,978
           1,143  YANKEE CANDLE COMPANY INCORPORATED+<<                                                              34,816

                                                                                                                  1,587,849
                                                                                                                -----------

MISCELLANEOUS RETAIL - 0.55%
           1,793  AMAZON.COM INCORPORATED+<<                                                                         71,146
           2,694  COSTCO WHOLESALE CORPORATION                                                                      130,928
           2,354  CVS CORPORATION                                                                                   106,801
             670  DICK'S SPORTING GOODS INCORPORATED+                                                                24,120
           1,132  DOLLAR TREE STORES INCORPORATED+<<                                                                 31,504
             491  EXPRESS SCRIPTS INCORPORATED+                                                                      35,332
           1,196  MICHAELS STORES INCORPORATED                                                                       32,687
           2,704  OFFICE DEPOT INCORPORATED+                                                                         44,346
             347  OVERSTOCK.COM INCORPORATED+<<                                                                      24,727
           1,201  PETSMART INCORPORATED                                                                              41,158
             838  PRICELINE.COM INCORPORATED+<<                                                                      20,003
           2,883  STAPLES INCORPORATED                                                                               91,997
           2,063  TOYS R US INCORPORATED+<<                                                                          39,898
          13,379  WAL-MART STORES INCORPORATED                                                                      696,511
           5,675  WALGREEN COMPANY                                                                                  216,672
             576  WORLD FUEL SERVICES CORPORATION                                                                    23,731

                                                                                                                  1,631,561
                                                                                                                -----------

MISCELLANEOUS SERVICES - 0.04%
           6,325  ADECCO SA ADR                                                                                      78,999
             593  D&B CORPORATION+                                                                                   35,201

                                                                                                                    114,200
                                                                                                                -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
MOTION PICTURES - 0.31%
          16,113  LIBERTY MEDIA CORPORATION CLASS A+                                                            $   166,448
             895  MACROVISION CORPORATION+                                                                           23,762
          24,045  TIME WARNER INCORPORATED+                                                                         425,837
          11,232  WALT DISNEY COMPANY                                                                               301,916

                                                                                                                    917,963
                                                                                                                -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.13%
             625  ARKANSAS BEST CORPORATION                                                                          26,950
             586  FORWARD AIR CORPORATION+                                                                           27,161
             746  HUNT (J.B.) TRANSPORT SERVICES INCORPORATED                                                        29,989
             612  LANDSTAR SYSTEM INCORPORATED+                                                                      43,152
           2,862  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                        240,837
             685  USF CORPORATION                                                                                    25,325

                                                                                                                    393,414
                                                                                                                -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.64%
           6,074  AMERICAN EXPRESS COMPANY                                                                          338,383
           1,334  AMERICREDIT CORPORATION+<<                                                                         27,934
           1,301  CAPITAL ONE FINANCIAL CORPORATION                                                                 102,233
           2,005  CHARTER MUNICIPAL MORTGAGE ACCEPTANCE COMPANY                                                      48,721
           1,542  CIT GROUP INCORPORATED                                                                             65,920
           3,128  COUNTRYWIDE FINANCIAL CORPORATION                                                                 103,881
           5,228  FANNIE MAE                                                                                        359,164
             616  FINANCIAL FEDERAL CORPORATION+                                                                     23,691
           3,671  FREDDIE MAC                                                                                       250,582
           6,726  MBNA CORPORATION                                                                                  178,643
           3,436  ORIX CORPORATION ADR<<                                                                            219,114
           2,748  PROVIDIAN FINANCIAL CORPORATION+                                                                   44,105
           2,618  SLM CORPORATION                                                                                   133,963

                                                                                                                  1,896,334
                                                                                                                -----------

OIL & GAS EXTRACTION - 1.04%
           1,458  ANADARKO PETROLEUM CORPORATION                                                                    101,477
           1,876  APACHE CORPORATION                                                                                101,416
             683  ATWOOD OCEANICS INCORPORATED+                                                                      35,810
          12,404  BHP BILLITON LIMITED ADR<<                                                                        294,719
           1,126  BJ SERVICES COMPANY                                                                                57,054
           2,480  BURLINGTON RESOURCES INCORPORATED                                                                 115,097
             909  CABOT OIL AND GAS CORPORATION<<                                                                    43,977
           1,144  CAL DIVE INTERNATIONAL INCORPORATED+<<                                                             49,261
             435  CHENIERE ENERGY INCORPORATED+                                                                      24,734
           1,109  CIMAREX ENERGY COMPANY+                                                                            44,560
           1,435  DENBURY RESOURCES INCORPORATED+                                                                    41,543
           2,754  DEVON ENERGY CORPORATION                                                                          114,071
             941  ENCORE ACQUISITION COMPANY+                                                                        33,133
           2,671  ENI SPA ADR<<                                                                                     329,201

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
OIL & GAS EXTRACTION (continued)
           1,632  FX ENERGY INCORPORATED+<<                                                                     $    16,385
           2,718  HALLIBURTON COMPANY                                                                               112,389
           1,951  HANOVER COMPRESSOR COMPANY+                                                                        28,484
             956  KERR-MCGEE CORPORATION                                                                             59,492
           2,356  OCCIDENTAL PETROLEUM CORPORATION                                                                  141,855
           1,713  PRIDE INTERNATIONAL INCORPORATED+                                                                  33,506
             734  QUICKSILVER RESOURCES INCORPORATED+                                                                25,250
           1,751  RANGE RESOURCES CORPORATION                                                                        36,316
           1,128  REMINGTON OIL & GAS CORPORATION+                                                                   32,656
           7,644  REPSOL YPF SA ADR<<                                                                               186,208
           1,295  ROWAN COMPANIES INCORPORATED+                                                                      33,540
             594  SEACOR SMIT INCORPORATED+                                                                          32,967
           3,688  SHELL TRANSPORT & TRADING COMPANY PLC ADR                                                         186,686
             557  SOUTHWESTERN ENERGY COMPANY+                                                                       30,579
             700  SPINNAKER EXPLORATION COMPANY+                                                                     25,389
             900  ST. MARY LAND & EXPLORATION COMPANY<<                                                              38,691
           1,170  SWIFT ENERGY COMPANY+<<                                                                            35,498
           3,771  TOTAL SA ADR<<                                                                                    413,302
           1,052  UNIT CORPORATION+                                                                                  41,680
           1,866  UNOCAL CORPORATION                                                                                 85,911
             671  VERITAS DGC INCORPORATED+                                                                          15,701
           1,831  XTO ENERGY INCORPORATED                                                                            66,557

                                                                                                                  3,065,095
                                                                                                                -----------

PAPER & ALLIED PRODUCTS - 0.25%
           1,409  BEMIS COMPANY INCORPORATED                                                                         39,227
             782  GREIF INCORPORATED CLASS A                                                                         37,818
           2,862  INTERNATIONAL PAPER COMPANY                                                                       118,830
           2,670  KIMBERLY-CLARK CORPORATION                                                                        169,839
           1,505  MEADWESTVACO CORPORATION                                                                           50,643
             966  OFFICEMAX INCORPORATED                                                                             29,241
           1,122  POPE & TALBOT INCORPORATED                                                                         18,850
             571  POTLATCH CORPORATION                                                                               28,961
           5,544  STORA ENSO OYJ<<                                                                                   88,094
             575  TEMPLE-INLAND INCORPORATED                                                                         34,264
           5,329  UPM-KYMMENE OYJ ADR<<                                                                             120,595

                                                                                                                    736,362
                                                                                                                -----------

PERSONAL SERVICES - 0.05%
           1,149  CINTAS CORPORATION                                                                                 51,383
             890  G & K SERVICES INCORPORATED CLASS A                                                                36,561
           1,134  H & R BLOCK INCORPORATED                                                                           54,092
             558  REGIS CORPORATION                                                                                  24,915
             895  UNIFIRST CORPORATION                                                                               24,738

                                                                                                                    191,689
                                                                                                                -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 1.35%
             594  AMERADA HESS CORPORATION                                                                      $    52,777
          10,294  BP PLC ADR                                                                                        631,537
          11,315  CHEVRONTEXACO CORPORATION                                                                         617,799
           3,699  CONOCOPHILLIPS                                                                                    336,572
          34,489  EXXON MOBIL CORPORATION                                                                         1,767,561
             932  FRONTIER OIL CORPORATION                                                                           24,838
           1,991  MARATHON OIL CORPORATION                                                                           78,525
             619  MURPHY OIL CORPORATION                                                                             52,807
           5,584  ROYAL DUTCH PETROLEUM COMPANY                                                                     319,740
           1,006  TESORO PETROLEUM CORPORATION+                                                                      33,318
           1,552  VALERO ENERGY CORPORATION                                                                          72,618

                                                                                                                  3,988,092
                                                                                                                -----------

PRIMARY METAL INDUSTRIES - 0.30%
           5,097  ALCOA INCORPORATED                                                                                173,196
           1,668  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                36,696
             500  CARPENTER TECHNOLOGY CORPORATION                                                                   29,225
           1,120  COMMSCOPE INCORPORATED+                                                                            21,638
             581  CURTISS-WRIGHT CORPORATION                                                                         34,628
           1,185  ENGELHARD CORPORATION                                                                              35,420
           1,453  GENERAL CABLE CORPORATION+                                                                         19,761
           3,023  JOHNSON MATTHEY PLC ADR                                                                           117,014
           7,326  KUBOTA CORPORATION ADR<<                                                                          181,831
             645  LONE STAR TECHNOLOGIES INCORPORATED+                                                               20,253
             822  MAVERICK TUBE CORPORATION+                                                                         26,057
             910  MUELLER INDUSTRIES INCORPORATED                                                                    27,964
             924  NUCOR CORPORATION                                                                                  48,880
             818  STEEL DYNAMICS INCORPORATED                                                                        33,153
             581  TEXAS INDUSTRIES INCORPORATED                                                                      34,860
             902  UNITED STATES STEEL CORPORATION                                                                    47,229

                                                                                                                    887,805
                                                                                                                -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.44%
           1,018  BANTA CORPORATION                                                                                  45,301
             651  CONSOLIDATED GRAPHICS INCORPORATED+                                                                30,792
             977  DOW JONES & COMPANY INCORPORATED                                                                   41,767
           1,548  GANNETT COMPANY INCORPORATED                                                                      127,695
             764  KNIGHT-RIDDER INCORPORATED                                                                         52,021
           1,195  MCGRAW-HILL COMPANIES INCORPORATED                                                                104,837
           1,315  NEW YORK TIMES COMPANY CLASS A                                                                     53,915
           7,463  PEARSON PLC<<                                                                                      88,138
             769  PULITZER INCORPORATED                                                                              48,916
           4,979  REED ELSEVIER NV ADR<<                                                                            133,885
           1,592  RR DONNELLEY & SONS COMPANY                                                                        55,242
           2,152  TOPPAN PRINTING COMPANY LIMITED ADR                                                               112,106
           1,780  TRIBUNE COMPANY                                                                                    77,199
             794  VALASSIS COMMUNICATIONS INCORPORATED+                                                              26,956

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
           8,398  VIACOM INCORPORATED CLASS B                                                                   $   291,411

                                                                                                                  1,290,181
                                                                                                                -----------

RAILROAD TRANSPORTATION - 0.11%
           1,895  BURLINGTON NORTHERN SANTA FE CORPORATION                                                           85,351
           1,435  CSX CORPORATION                                                                                    54,717
           2,022  KANSAS CITY SOUTHERN+                                                                              34,394
           2,298  NORFOLK SOUTHERN CORPORATION                                                                       78,890
           1,169  UNION PACIFIC CORPORATION                                                                          74,161

                                                                                                                    327,513
                                                                                                                -----------

REAL ESTATE - 0.02%
             910  JONES LANG LASALLE INCORPORATED+                                                                   32,669
             512  NEW CENTURY FINANCIAL CORPORATION<<                                                                32,389

                                                                                                                     65,058
                                                                                                                -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.08%
           1,199  COOPER TIRE & RUBBER COMPANY                                                                       24,483
           3,069  GOODYEAR TIRE & RUBBER COMPANY+<<                                                                  38,731
             641  JARDEN CORPORATION+                                                                                24,595
             939  NIKE INCORPORATED CLASS B                                                                          79,496
             792  SEALED AIR CORPORATION+                                                                            40,717
           1,291  WEST PHARMACEUTICAL SERVICES INCORPORATED                                                          30,184

                                                                                                                    238,206
                                                                                                                -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.59%
           4,974  AMVESCAP PLC ADR                                                                                   61,777
             610  BEAR STEARNS COMPANIES INCORPORATED                                                                59,524
             890  BKF CAPITAL GROUP INCORPORATED                                                                     28,658
           7,030  CHARLES SCHWAB CORPORATION                                                                         75,783
             234  CHICAGO MERCANTILE EXCHANGE                                                                        45,796
           4,355  CREDIT SUISSE GROUP ADR+<<                                                                        170,106
           2,835  E*TRADE FINANCIAL CORPORATION+                                                                     39,293
             768  EATON VANCE CORPORATION                                                                            36,826
           1,066  FRANKLIN RESOURCES INCORPORATED                                                                    69,962
           1,301  FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A                                                24,875
           1,723  GOLDMAN SACHS GROUP INCORPORATED                                                                  180,501
           1,519  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                             127,262
           5,172  MERRILL LYNCH & COMPANY INCORPORATED                                                              288,132
           6,030  MORGAN STANLEY                                                                                    306,023
           9,706  NOMURA HOLDINGS INCORPORATED ADR<<                                                                135,302
             626  PIPER JAFFRAY COMPANIES INCORPORATED+                                                              28,802
             975  T ROWE PRICE GROUP INCORPORATED                                                                    57,681

                                                                                                                  1,736,303
                                                                                                                -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
SOCIAL SERVICES - 0.02%
           9,723  ABB LIMITED ADR+                                                                              $    60,088
                                                                                                                -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.23%
             530  CABOT MICROELECTRONICS CORPORATION+<<                                                              19,584
             531  CARBO CERAMICS INCORPORATED                                                                        41,259
           7,861  CORNING INCORPORATED+                                                                              98,891
             869  GENTEX CORPORATION<<                                                                               28,086
           3,851  HANSON PLC ADR                                                                                    154,887
           7,419  HOLCIM LIMITED ADR<<                                                                              212,875
           5,223  LAFARGE SA ADR<<                                                                                  123,106

                                                                                                                    678,688
                                                                                                                -----------

TEXTILE MILL PRODUCTS - 0.01%
             476  OXFORD INDUSTRIES INCORPORATED                                                                     19,421
                                                                                                                -----------

TOBACCO PRODUCTS - 0.32%
          10,698  ALTRIA GROUP INCORPORATED                                                                         615,028
           4,932  BRITISH AMERICAN TOBACCO PLC ADR                                                                  164,531
             928  REYNOLDS AMERICAN INCORPORATED                                                                     70,185
             770  UNIVERSAL CORPORATION                                                                              37,484
           1,008  UST INCORPORATED                                                                                   44,382

                                                                                                                    931,610
                                                                                                                -----------

TRANSPORTATION BY AIR - 0.19%
             887  ALASKA AIR GROUP INCORPORATED+                                                                     27,701
           2,502  AMR CORPORATION+<<                                                                                 22,593
          10,458  BAA PLC ADR<<                                                                                     116,344
           3,187  DELTA AIR LINES INCORPORATED+<<                                                                    22,214
             814  EGL INCORPORATED+                                                                                  27,464
           1,558  FEDEX CORPORATION                                                                                 148,057
           7,165  JAPAN AIRLINES SYSTEM ADR+                                                                        101,765
           5,562  SOUTHWEST AIRLINES COMPANY                                                                         87,490

                                                                                                                    553,628
                                                                                                                -----------

TRANSPORTATION EQUIPMENT - 0.94%
             844  AUTOLIV INCORPORATED                                                                               39,448
           5,674  BAE SYSTEMS PLC ADR                                                                               106,398
           4,637  BOEING COMPANY                                                                                    248,404
             885  CLARCOR INCORPORATED                                                                               46,480
           3,179  DAIMLERCHRYSLER AG<<                                                                              142,451
           1,806  DANA CORPORATION                                                                                   29,528
           5,340  DELPHI CORPORATION                                                                                 48,060
           9,216  FIAT SPA ADR                                                                                       68,106
          10,050  FORD MOTOR COMPANY<<                                                                              142,509
           1,060  GENERAL DYNAMICS CORPORATION                                                                      114,862
           2,681  GENERAL MOTORS CORPORATION                                                                        103,460

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
TRANSPORTATION EQUIPMENT (continued)
           1,327  GENUINE PARTS COMPANY                                                                         $    57,605
             887  GOODRICH CORPORATION                                                                               28,162
             530  GREENBRIER COS INCORPORATED                                                                        15,762
             728  GROUP 1 AUTOMOTIVE INCORPORATED+                                                                   21,483
           1,740  HARLEY-DAVIDSON INCORPORATED                                                                      100,607
           7,522  HONDA MOTOR COMPANY LIMITED ADR                                                                   180,152
           4,886  HONEYWELL INTERNATIONAL INCORPORATED                                                              172,622
           1,074  JOHNSON CONTROLS INCORPORATED                                                                      65,944
           1,935  LOCKHEED MARTIN CORPORATION                                                                       117,725
             591  NAVISTAR INTERNATIONAL CORPORATION+<<                                                              24,320
           1,942  NORTHROP GRUMMAN CORPORATION                                                                      109,393
           1,067  PACCAR INCORPORATED                                                                                83,333
           4,465  SPORTS RESORTS INTERNATIONAL INCORPORATED+<<                                                       12,814
             840  TEXTRON INCORPORATED                                                                               61,001
             509  THOR INDUSTRIES INCORPORATED                                                                       17,001
           4,125  TOYOTA MOTOR CORPORATION ADR                                                                      308,179
             930  TRINITY INDUSTRIES INCORPORATED                                                                    32,875
             735  TRIUMPH GROUP INCORPORATED+                                                                        29,812
           2,543  UNITED TECHNOLOGIES CORPORATION                                                                   248,146

                                                                                                                  2,776,642
                                                                                                                -----------

TRANSPORTATION SERVICES - 0.04%
             734  CH ROBINSON WORLDWIDE INCORPORATED                                                                 39,453
             750  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                39,945
           1,732  PEGASUS SOLUTIONS INCORPORATED+                                                                    20,247
           1,317  SABRE HOLDINGS CORPORATION                                                                         30,396

                                                                                                                    130,041
                                                                                                                -----------

WATER TRANSPORTATION - 0.04%
             959  ALEXANDER & BALDWIN INCORPORATED                                                                   40,575
             642  KIRBY CORPORATION+                                                                                 29,224
             544  OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                            35,735

                                                                                                                    105,534
                                                                                                                -----------

WHOLESALE TRADE NON-DURABLE GOODS - 0.33%
             642  AMERISOURCE-BERGEN CORPORATION                                                                     37,840
             570  BROWN-FORMAN CORPORATION CLASS B                                                                   27,371
           2,455  CARDINAL HEALTH INCORPORATED                                                                      128,347
           1,492  MAUI LAND & PINEAPPLE COMPANY INCORPORATED+                                                        48,639
           1,884  MCKESSON CORPORATION                                                                               55,672
             499  NASH FINCH COMPANY                                                                                 18,518
           3,007  SAFEWAY INCORPORATED+                                                                              57,975
           2,563  SMURFIT-STONE CONTAINER CORPORATION+                                                               46,031
           1,196  SUPERVALU INCORPORATED                                                                             37,782
           3,897  SYSCO CORPORATION                                                                                 135,421
             707  TRACTOR SUPPLY COMPANY+                                                                            22,426

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
           2,797  UNILEVER NV                                                                                   $   176,211
           4,093  UNILEVER PLC ADR                                                                                  151,482
             882  UNITED NATURAL FOODS INCORPORATED+                                                                 24,811

                                                                                                                    968,526
                                                                                                                -----------

WHOLESALE TRADE-DURABLE GOODS - 0.35%
             883  ARROW ELECTRONICS INCORPORATED+<<                                                                  21,660
           1,192  AVNET INCORPORATED+                                                                                21,933
           1,106  CYTYC CORPORATION+                                                                                 29,685
             664  HUGHES SUPPLY INCORPORATED                                                                         21,832
             757  IMAGISTICS INTERNATIONAL INCORPORATED+                                                             27,101
           1,268  INSIGHT ENTERPRISES INCORPORATED+                                                                  25,652
           1,231  INTAC INTERNATIONAL+<<                                                                             11,891
           1,309  KYOCERA CORPORATION ADR                                                                            92,010
           6,401  MITSUBISHI CORPORATION ADR                                                                        162,274
             954  MITSUI & COMPANY LIMITED ADR<<                                                                    165,519
           5,348  NISSAN MOTOR COMPANY LIMITED ADR<<                                                                112,147
             920  OMNICARE INCORPORATED                                                                              29,817
             987  PATTERSON COMPANIES INCORPORATED+<<                                                                40,329
           1,201  PEP BOYS-MANNY, MOE & JACK<<                                                                       18,916
             956  SCP POOL CORPORATION                                                                               30,143
          20,019  SUMITOMO MITSUI FINANCIAL                                                                         139,244
             563  TECH DATA CORPORATION+                                                                             25,555
           3,588  VISTEON CORPORATION                                                                                30,354
             687  W.W. GRAINGER INCORPORATED                                                                         42,498

                                                                                                                  1,048,560
                                                                                                                -----------

TOTAL COMMON STOCK (COST $84,863,979)                                                                            97,831,856
                                                                                                                -----------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES - 35.16%
                                                                                                                -----------

US TREASURY NOTES - 35.16%
      22,545,000  US TREASURY NOTE<<                                                    2.63       05/15/2008    21,995,466
       4,860,000  US TREASURY NOTE                                                      5.63       05/15/2008     5,212,919
      12,610,000  US TREASURY NOTE<<                                                    3.13       09/15/2008    12,460,256
       1,425,000  US TREASURY NOTE                                                      4.75       11/15/2008     1,490,517
      12,190,000  US TREASURY NOTE<<                                                    3.38       12/15/2008    12,123,333
      12,730,000  US TREASURY NOTE<<                                                    2.63       03/15/2009    12,248,144
      27,020,000  US TREASURY NOTE<<                                                    4.00       06/15/2009    27,423,192
       1,500,000  US TREASURY NOTE<<                                                    6.00       08/15/2009     1,650,468
       6,360,000  US TREASURY NOTE<<                                                    3.38       09/15/2009     6,273,790

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES (continued)
$      3,000,000  US TREASURY NOTE                                                      3.50%      11/15/2009   $   2,972,814

                                                                                                                  103,850,899
                                                                                                                -------------

TOTAL US TREASURY SECURITIES (COST $103,965,299)                                                                  107,954,977

COLLATERAL FOR SECURITIES LENDING - 30.33%
                  COLLATERAL FOR SECURITY LENDING                                                                  89,599,290

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $89,599,290)                                                         89,599,290

SHORT TERM INVESTMENTS - 1.39%

US TREASURY BILLS - 1.39%
$      4,109,000  US TREASURY BILL^                                                     1.96%      12/23/2004   $   4,104,078

                                                                                                                    4,104,078

TOTAL SHORT-TERM INVESTMENTS

 (COST $4,104,078)                                                                                                  4,104,078
                                                                                                                -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $282,532,646)*                                     100.00%                                                $ 295,386,123
                                                         ------                                                 -------------

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


29

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
COMMON STOCK - 44.42%

AMUSEMENT & RECREATION SERVICES - 0.11%
           6,569  CAESARS ENTERTAINMENT INCORPORATED+                                             $    123,497
           2,903  GAYLORD ENTERTAINMENT COMPANY+                                                       102,302
           1,991  HARRAH'S ENTERTAINMENT INCORPORATED                                                  122,247
           4,665  INTERNATIONAL GAME TECHNOLOGY                                                        164,908
           2,328  MULTIMEDIA GAMES INCORPORATED+<<                                                      30,450

                                                                                                       543,404
                                                                                                  ------------

APPAREL & ACCESSORY STORES - 0.18%
           1,714  ABERCROMBIE & FITCH COMPANY CLASS A                                                   78,073
           2,009  AEROPOSTALE INCORPORATED+                                                             57,256
           1,996  CHICO'S FAS INCORPORATED+                                                             77,046
           9,518  GAP INCORPORATED                                                                     207,968
           3,988  KOHL'S CORPORATION+                                                                  184,086
           6,598  LIMITED BRANDS                                                                       161,255
           2,198  NORDSTROM INCORPORATED                                                                96,162
           2,803  ROSS STORES INCORPORATED                                                              75,401

                                                                                                       937,247
                                                                                                  ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.28%
          19,749  BENETTON GROUP SPA ADR<<                                                             475,359
           2,180  JONES APPAREL GROUP INCORPORATED                                                      77,455
           2,512  LIZ CLAIBORNE INCORPORATED                                                           103,168
           2,100  VF CORPORATION                                                                       113,379
          12,583  WACOAL CORPORATION ADR<<                                                             702,144

                                                                                                     1,471,505
                                                                                                  ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.05%
           3,862  AUTONATION INCORPORATED+                                                              71,524
             915  AUTOZONE INCORPORATED+<<                                                              78,324
           2,313  CARMAX INCORPORATED+<<                                                                64,417
           2,331  COPART INCORPORATED+                                                                  50,350

                                                                                                       264,615
                                                                                                  ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.29%
           2,217  CENTEX CORPORATION                                                                   116,326
           4,063  D.R. HORTON INCORPORATED                                                             143,058
           2,151  LENNAR CORPORATION CLASS A                                                            96,644
             955  MDC HOLDINGS INCORPORATED<<                                                           72,293
             131  NVR INCORPORATED+<<                                                                   90,508
           1,925  PULTE HOMES INCORPORATED                                                             106,376
          54,885  SEKISUI HOUSE LIMITED<<                                                              607,072
           9,148  VIVENDI UNIVERSAL SA ADR+<<                                                          269,043

                                                                                                     1,501,320
                                                                                                  ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.38%
           1,328  FASTENAL COMPANY                                                                      81,220
          29,248  HOME DEPOT INCORPORATED                                                            1,221,104
          10,451  LOWE'S COMPANIES INCORPORATED                                                        578,254
           2,363  SHERWIN-WILLIAMS COMPANY                                                             105,390

                                                                                                     1,985,968
                                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
BUSINESS SERVICES - 2.79%
           8,315  24/7 REAL MEDIA INCORPORATED+                                                   $     31,431
           4,961  3COM CORPORATION+                                                                     22,027
           2,959  AARON RENTS INCORPORATED                                                              71,785
           3,470  ADOBE SYSTEMS INCORPORATED                                                           210,143
           1,781  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                   105,400
           3,028  AKAMAI TECHNOLOGIES INCORPORATED+<<                                                   39,213
           1,968  ANSYS INCORPORATED+                                                                   60,398
           1,434  ARBITRON INCORPORATED+                                                                53,660
           2,757  ASCENTIAL SOFTWARE CORPORATION+                                                       37,688
           1,564  ASK JEEVES INCORPORATED+                                                              40,414
           2,077  AUTODESK INCORPORATED                                                                135,857
           7,921  AUTOMATIC DATA PROCESSING INCORPORATED                                               360,643
           1,496  AVOCENT CORPORATION+                                                                  56,743
           6,426  BEA SYSTEMS INCORPORATED+                                                             51,922
           4,416  BISYS GROUP INCORPORATED+                                                             70,700
           1,250  BLUE COAT SYSTEMS INCORPORATED+                                                       20,862
           4,525  BMC SOFTWARE INCORPORATED+                                                            84,074
           2,250  BRINK'S COMPANY                                                                       86,873
           5,101  CADENCE DESIGN SYSTEMS INCORPORATED+                                                  70,088
          14,924  CENDANT CORPORATION                                                                  338,327
           3,267  CERIDIAN CORPORATION+                                                                 61,779
           1,933  CERTEGY INCORPORATED                                                                  66,495
           1,750  CHECKFREE CORPORATION+                                                                64,838
           2,020  CHOICEPOINT INCORPORATED+                                                             88,577
           3,451  CITRIX SYSTEMS INCORPORATED+                                                          81,478
           5,664  CNET NETWORKS INCORPORATED+                                                           52,788
           2,129  COGNEX CORPORATION<<                                                                  54,928
           2,782  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                          106,078
           7,041  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                       214,962
           2,953  COMPUTER SCIENCES CORPORATION+                                                       159,757
           9,026  COMPUWARE CORPORATION+                                                                52,080
           3,324  CONVERGYS CORPORATION+<<                                                              49,428
           2,959  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                               53,765
           1,899  DELUXE CORPORATION                                                                    75,086
           1,086  DIGITAL RIVER INCORPORATED+                                                           45,525
           4,553  DOUBLECLICK INCORPORATED+                                                             34,148
           1,527  DST SYSTEMS INCORPORATED+<<                                                           74,441
           6,879  EBAY INCORPORATED+                                                                   773,544
           3,277  EFUNDS CORPORATION+                                                                   78,058
           3,847  ELECTRONIC ARTS INCORPORATED+                                                        188,118
           6,652  ELECTRONIC DATA SYSTEMS CORPORATION                                                  149,337
           2,329  ELECTRONICS FOR IMAGING INCORPORATED+                                                 38,964
           3,291  EQUIFAX INCORPORATED                                                                  90,897
           1,356  FAIR ISAAC CORPORATION                                                                44,992
           1,664  FILENET CORPORATION+                                                                  44,612
          11,516  FIRST DATA CORPORATION                                                               473,192
           2,876  FISERV INCORPORATED+                                                                 110,755
           1,175  GETTY IMAGES INCORPORATED+<<                                                          68,444
           1,989  HUDSON HIGHLAND GROUP INCORPORATED+                                                   54,320
           1,491  HYPERION SOLUTIONS CORPORATION+                                                       66,812
           1,799  IDX SYSTEMS CORPORATION+                                                              63,181
           3,441  IMS HEALTH INCORPORATED                                                               77,663
           1,144  INFOSPACE INCORPORATED+<<                                                             50,692
           4,538  INTERNET CAPITAL GROUP INCORPORATED+                                                  31,176
           7,215  INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<                                         89,538
           1,605  INTERSECTIONS INCORPORATED+                                                           28,890
           2,820  INTUIT INCORPORATED+                                                                 117,989
           2,926  IRON MOUNTAIN INCORPORATED+                                                           88,160
           1,313  KRONOS INCORPORATED+                                                                  66,359
           2,064  LAMAR ADVERTISING COMPANY+                                                            81,404
           1,637  MACROMEDIA INCORPORATED+                                                              46,704

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
BUSINESS SERVICES (continued)
           1,430  MANHATTAN ASSOCIATES INCORPORATED+                                              $     34,749
           1,581  MANPOWER INCORPORATED                                                                 76,473
           2,995  MCAFEE INCORPORATED+                                                                  86,556
           1,806  MERCURY INTERACTIVE CORPORATION+                                                      82,372
         116,947  MICROSOFT CORPORATION                                                              3,135,349
           2,457  MONSTER WORLDWIDE INCORPORATED+                                                       69,263
           5,505  MPS GROUP INCORPORATED+                                                               61,986
           1,513  NCR CORPORATION+                                                                      90,371
           7,283  NOVELL INCORPORATED+<<                                                                44,426
           2,609  OMNICOM GROUP INCORPORATED                                                           211,329
          48,250  ORACLE CORPORATION+                                                                  610,845
           1,168  PALMSOURCE INCORPORATED+                                                              18,501
           7,241  PARAMETRIC TECHNOLOGY CORPORATION+                                                    42,360
           5,334  PEOPLESOFT INCORPORATED+                                                             125,936
           3,333  REALNETWORKS INCORPORATED+                                                            20,998
           3,417  RED HAT INCORPORATED+<<                                                               49,478
          19,701  RENTOKIL INITIAL PLC ADR<<                                                           267,374
           6,436  REUTERS GROUP PLC ADR<<                                                              283,699
           3,118  ROBERT HALF INTERNATIONAL INCORPORATED                                                84,280
           2,390  RSA SECURITY INCORPORATED+                                                            50,549
           1,244  SAFENET INCORPORATED+                                                                 44,361
           6,511  SAP AG<<                                                                             289,740
           7,730  SIEBEL SYSTEMS INCORPORATED+                                                          77,918
          46,673  SUN MICROSYSTEMS INCORPORATED+                                                       259,035
           4,754  SUNGARD DATA SYSTEMS INCORPORATED+                                                   126,029
           2,695  SYBASE INCORPORATED+                                                                  46,435
           4,408  SYMANTEC CORPORATION+                                                                281,274
           2,326  SYNOPSYS INCORPORATED+                                                                41,007
           1,786  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                         62,421
           5,893  TIBCO SOFTWARE INCORPORATED+                                                          67,770
           2,607  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                  53,496
             235  TRAVELZOO INCORPORATED+<<                                                             21,855
           6,212  UNISYS CORPORATION+                                                                   71,376
           2,873  UNITED ONLINE INCORPORATED+                                                           30,655
           3,030  UNITED RENTALS INCORPORATED+<<                                                        54,146
             865  USA MOBILITY INCORPORATED+                                                            31,443
           4,048  VERISIGN INCORPORATED+                                                               133,179
           6,473  VERITAS SOFTWARE CORPORATION+                                                        141,759
           2,181  VIAD CORPORATION                                                                      52,322
           1,355  WEBSENSE INCORPORATED+                                                                65,121
           4,401  WPP GROUP PLC ADR<<                                                                  241,659
          15,277  YAHOO! INCORPORATED+                                                                 574,721

                                                                                                    14,422,818
                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 4.15%
          19,700  ABBOTT LABORATORIES                                                                  826,612
           3,153  ABGENIX INCORPORATED+<<                                                               32,003
           3,097  AIR PRODUCTS & CHEMICALS INCORPORATED                                                177,303
           6,754  AKZO NOBEL NV ADR                                                                    279,548
           1,728  ALBERTO-CULVER COMPANY CLASS B                                                        80,006
           3,875  ALKERMES INCORPORATED+                                                                53,436
          16,449  AMGEN INCORPORATED+                                                                  987,598
           1,882  ANDRX CORPORATION+                                                                    33,500
          13,034  ASTRAZENECA PLC ADR<<                                                                513,409
           1,479  AVERY DENNISON CORPORATION                                                            86,758
           6,692  AVON PRODUCTS INCORPORATED                                                           251,218
           5,384  BASF AG ADR                                                                          363,151
           7,930  BAYER AG ADR                                                                         252,412
          24,445  BRISTOL-MYERS SQUIBB COMPANY                                                         574,458

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           2,016  CABOT CORPORATION                                                               $     75,902
           1,749  CHIRON CORPORATION+                                                                   56,965
           1,791  CLOROX COMPANY                                                                        98,720
           6,655  COLGATE PALMOLIVE COMPANY                                                            306,063
           6,378  CROMPTON CORPORATION                                                                  71,497
           3,498  DENDREON CORPORATION+<<                                                               34,315
           4,127  DISCOVERY LABORATORIES INCORPORATED+<<                                                28,806
          12,437  DOW CHEMICAL COMPANY                                                                 627,695
          12,253  DU PONT (E.I.) DE NEMOURS & COMPANY                                                  555,306
           1,718  EASTMAN CHEMICAL COMPANY                                                              93,425
           3,610  ECOLAB INCORPORATED                                                                  126,278
          12,595  ELI LILLY & COMPANY                                                                  671,691
           2,037  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                           88,895
           5,184  FOREST LABORATORIES INCORPORATED+                                                    202,021
           9,841  GENAERA CORPORATION+<<                                                                35,526
           6,122  GENENTECH INCORPORATED+                                                              295,387
           3,069  GENZYME CORPORATION+                                                                 171,895
           5,760  GILEAD SCIENCES INCORPORATED+                                                        198,490
          13,237  GILLETTE COMPANY                                                                     575,677
          20,253  GLAXOSMITHKLINE PLC ADR                                                              861,563
           2,534  GREAT LAKES CHEMICAL CORPORATION                                                      74,246
           3,031  HOSPIRA INCORPORATED+                                                                 97,689
           1,995  ILEX ONCOLOGY INCORPORATED+                                                           49,596
           1,150  IMCLONE SYSTEMS INCORPORATED+                                                         48,553
           8,141  INKINE PHARMACEUTICAL COMPANY INCORPORATED+                                           42,618
           2,186  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                       88,533
             666  INVITROGEN CORPORATION+<<                                                             40,293
           3,621  IVAX CORPORATION+<<                                                                   56,524
           2,373  K-V PHARMACEUTICAL COMPANY CLASS A+<<                                                 44,612
           4,161  KING PHARMACEUTICALS INCORPORATED+                                                    51,804
           3,150  LIGAND PHARMACEUTICALS INCORPORATED CLASS B+<<                                        35,280
           2,116  LUBRIZOL CORPORATION                                                                  73,108
           3,757  MEDAREX INCORPORATED+<<                                                               40,951
           1,951  MEDICINES COMPANY+<<                                                                  48,658
           1,553  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                            57,135
           3,258  MEDIMMUNE INCORPORATED+                                                               86,663
          28,380  MERCK & COMPANY INCORPORATED                                                         795,208
           5,325  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                              67,202
           4,386  MONSANTO COMPANY                                                                     201,844
           4,346  MYLAN LABORATORIES INCORPORATED<<                                                     78,923
           2,892  NEKTAR THERAPEUTICS+                                                                  54,037
          20,158  NOVARTIS AG ADR<<                                                                    968,592
           4,965  NOVO NORDISK A/S ADR                                                                 263,393
           1,868  NPS PHARMACEUTICALS INCORPORATED+<<                                                   33,456
           1,837  OM GROUP INCORPORATED+<<                                                              56,469
           1,443  ONYX PHARMACEUTICALS INCORPORATED+<<                                                  45,137
             859  OSI PHARMACEUTICALS INCORPORATED+                                                     40,871
           1,280  PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                          50,509
          97,925  PFIZER INCORPORATED                                                                2,719,377
           7,512  PHARMOS CORPORATION+                                                                  30,048
           2,464  PPG INDUSTRIES INCORPORATED                                                          166,246
           4,860  PRAXAIR INCORPORATED                                                                 218,214
          31,980  PROCTER & GAMBLE COMPANY                                                           1,710,290
           2,189  PROTEIN DESIGN LABS INCORPORATED+                                                     39,665
           7,176  ROCHE HOLDING AG ADR                                                                 756,762
           2,449  ROHM & HAAS COMPANY                                                                  107,976
           2,326  SALIX PHARMACEUTICALS LIMITED+<<                                                      35,239
          14,206  SANOFI-AVENTIS ADR<<                                                                 536,419
          18,442  SCHERING-PLOUGH CORPORATION                                                          329,190
           1,473  SEPRACOR INCORPORATED+<<                                                              65,563
          26,366  SHISEIDO COMPANY LIMITED                                                             363,962

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           1,289  SIGMA-ALDRICH CORPORATION                                                       $     76,992
           2,691  VALEANT PHARMACEUTICALS INTERNATIONAL                                                 65,149
           1,620  VALSPAR CORPORATION                                                                   78,116
           3,469  VERTEX PHARMACEUTICALS INCORPORATED+                                                  36,841
           2,319  VICURON PHARMACEUTICALS INCORPORATED+                                                 40,791
           8,191  VION PHARMACEUTICALS INCORPORATED+<<                                                  38,825
           1,998  WATSON PHARMACEUTICALS INCORPORATED+                                                  58,042
          17,104  WYETH                                                                                681,937

                                                                                                    21,435,077
                                                                                                  ------------

COAL MINING - 0.03%
           1,857  ARCH COAL INCORPORATED                                                                70,937
           2,293  CONSOL ENERGY INCORPORATED                                                            97,911

                                                                                                       168,848
                                                                                                  ------------

COMMUNICATIONS - 2.37%
           3,775  ALLTEL CORPORATION                                                                   214,005
           4,191  AMERICAN TOWER CORPORATION CLASS A+                                                   75,983
          10,512  AT&T CORPORATION                                                                     192,370
           7,190  AVAYA INCORPORATED+                                                                  118,060
          23,448  BELLSOUTH CORPORATION                                                                628,875
           4,914  BRITISH SKY BROADCASTING GROUP PLC ADR                                               209,189
           9,441  BT GROUP PLC ADR                                                                     351,866
           3,876  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                           82,753
           2,582  CENTURYTEL INCORPORATED                                                               84,999
           7,155  CINCINNATI BELL INCORPORATED+<<                                                       25,758
           7,472  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                            251,657
          28,341  COMCAST CORPORATION CLASS A+                                                         851,364
           2,681  COX COMMUNICATIONS INCORPORATED CLASS A+                                              92,950
           4,460  CROWN CASTLE INTERNATIONAL CORPORATION+                                               75,285
          22,106  DEUTSCHE TELEKOM AG ADR+<<                                                           469,089
           9,532  DIRECTV GROUP INCORPORATED+                                                          152,417
           4,069  ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                         133,422
           3,267  EMMIS COMMUNICATIONS CORPORATION CLASS A+                                             60,407
           5,263  EXTREME NETWORKS INCORPORATED+                                                        35,946
           3,018  FOUNDRY NETWORKS INCORPORATED+<<                                                      40,290
          10,600  FRANCE TELECOM SA ADR<<                                                              332,628
           5,210  IAC INTERACTIVECORP+                                                                 128,635
           2,720  LAGARDERE SCA ADR                                                                    194,126
           1,861  LIBERTY CORPORATION                                                                   81,140
           2,767  LIBERTY MEDIA INTERNATIONAL INCORPORATED CLASS A+                                    119,147
           3,030  LIN TV CORPORATION CLASS A+<<                                                         54,601
          14,027  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+<<                                        399,208
           3,098  NEXTEL PARTNERS INCORPORATED CLASS A+<<                                               56,043
          10,677  NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR                                       239,058
           1,468  NTL INCORPORATED+                                                                    102,143
          17,190  NTT DOCOMO INCORPORATED ADR                                                          298,418
          23,822  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                      95,288
           7,481  REED ELSEVIER PLC ADR<<                                                              275,525
           3,639  SAGA COMMUNICATIONS INCORPORATED CLASS A+                                             61,827
          42,036  SBC COMMUNICATIONS INCORPORATED                                                    1,058,046
          19,491  SPRINT CORPORATION-FON GROUP                                                         444,590
          11,707  TDC A/S ADR                                                                          239,993
          13,014  TELEFONICA SA ADR                                                                    683,886
           1,021  TELEPHONE & DATA SYSTEMS INCORPORATED                                                 79,127
           4,052  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                     121,965
           2,351  UTSTARCOM INCORPORATED+<<                                                             45,939
          35,270  VERIZON COMMUNICATIONS INCORPORATED                                                1,454,182

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
COMMUNICATIONS (continued)
          49,703  VODAFONE GROUP PLC ADR<<                                                        $  1,355,401
           1,983  WESTERN WIRELESS CORPORATION CLASS A+<<                                               53,541
           2,917  XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                          107,666

                                                                                                    12,228,808
                                                                                                  ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.01%
           2,275  DYCOM INDUSTRIES INCORPORATED+<<                                                      66,294
                                                                                                  ------------

DEPOSITORY INSTITUTIONS - 5.32%
           3,317  ABC BANCORP                                                                           68,662
          15,236  ABN AMRO HOLDING NV ADR                                                              375,110
           9,360  ALLIED IRISH BANKS PLC ADR                                                           364,946
           3,816  AMCORE FINANCIAL INCORPORATED                                                        124,134
           5,934  AMSOUTH BANCORPORATION                                                               153,869
           3,908  ASSOCIATED BANC-CORP                                                                 129,863
          34,821  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                               570,368
          48,880  BANCO SANTANDER CENTRAL HISPANO SA ADR                                               586,071
           6,785  BANCTRUST FINANCIAL GROUP INCORPORATED                                               144,520
          51,415  BANK OF AMERICA CORPORATION                                                        2,378,972
          10,347  BANK OF NEW YORK COMPANY INCORPORATED                                                340,520
          14,412  BARCLAYS PLC ADR<<                                                                   599,827
           8,553  BAYERISCHE HYPO-UND VEREINSBANK AG ADR+                                              190,744
           7,157  BB&T CORPORATION                                                                     303,815
          15,479  BNP PARIBAS SA ADR<<                                                                 537,965
           2,944  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                      79,753
           2,844  BRYN MAWR BANK CORPORATION                                                            56,652
           3,333  CAPITOL BANCORP LIMITED                                                              115,655
           4,549  CASCADE BANCORP<<                                                                     99,168
           3,079  CENTRAL PACIFIC FINANCIAL CORPORATION                                                102,931
           3,617  CHITTENDEN CORPORATION                                                               106,629
          64,962  CITIGROUP INCORPORATED                                                             2,907,050
           3,569  CITIZENS BANKING CORPORATION MI                                                      125,272
           3,225  CITY BANK LYNNWOOD WASHINGTON                                                        124,292
           1,330  CITY NATIONAL CORPORATION                                                             90,972
           7,008  COASTAL FINANCIAL CORPORATION                                                        106,522
           4,072  COBIZ INCORPORATED                                                                    89,584
           1,932  COLUMBIA BANCORP                                                                      70,035
           2,470  COMERICA INCORPORATED                                                                151,905
           2,261  COMMERCE BANCSHARES INCORPORATED                                                     110,593
           3,374  COMMERCIAL FEDERAL CORPORATION                                                        98,285
           3,297  COMMUNITY BANK SYSTEM INCORPORATED                                                    91,327
           3,285  COMPASS BANCSHARES INCORPORATED                                                      152,950
           5,637  DEUTSCHE BANK AG<<                                                                   478,018
           5,925  FIFTH THIRD BANCORP                                                                  298,383
           2,039  FIRST HORIZON NATIONAL CORPORATION<<                                                  89,104
           3,105  FIRST OAK BROOK BANCSHARES INCORPORATED                                              101,844
           2,571  FIRST OF LONG ISLAND CORPORATION                                                     126,313
           1,979  FIRST PLACE FINANCIAL CORPORATION                                                     44,528
           1,753  FIRST REPUBLIC BANK                                                                   90,087
           3,998  FIRSTMERIT CORPORATION                                                               109,425
           4,725  FULTON FINANCIAL CORPORATION                                                         105,840
           1,181  GERMAN AMERICAN BANCORP                                                               20,077
           1,673  GOLDEN WEST FINANCIAL CORPORATION                                                    199,489
          12,200  HBOS PLC ADR                                                                         512,463
           4,098  HIBERNIA CORPORATION CLASS A<<                                                       118,514
           9,698  HORIZON FINANCIAL CORPORATION                                                        198,906
          14,268  HSBC HOLDINGS PLC ADR<<                                                            1,218,202
           4,124  HUNTINGTON BANCSHARES INCORPORATED                                                   100,048
           7,116  HYPO REAL ESTATE HOLDING AG ADR+                                                     275,686

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
DEPOSITORY INSTITUTIONS (continued)
           1,544  IBERIABANK CORPORATION                                                          $     99,742
           2,147  INTERCHANGE FINANCIAL SERVICES CORP                                                   57,325
           1,636  INVESTORS FINANCIAL SERVICES CORPORATION<<                                            71,722
           1,168  ITLA CAPITAL CORPORATION+                                                             63,808
          45,643  JP MORGAN CHASE & COMPANY                                                          1,718,459
           6,296  KEYCORP                                                                              209,594
          13,254  LLOYDS TSB GROUP PLC ADR<<                                                           431,020
           1,162  M&T BANK CORPORATION                                                                 122,486
           3,907  MARSHALL & ILSLEY CORPORATION                                                        162,883
           5,572  MELLON FINANCIAL CORPORATION                                                         162,814
           2,227  MERCANTILE BANKSHARES CORPORATION                                                    114,691
           5,428  NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                588,992
          90,525  NATIONAL BANK OF GREECE SA ADR<<                                                     556,729
           8,228  NATIONAL CITY CORPORATION                                                            305,094
           4,435  NEW YORK COMMUNITY BANCORP INCORPORATED                                               87,724
           5,364  NORTH FORK BANCORPORATION INCORPORATED                                               154,483
           2,977  NORTHERN TRUST CORPORATION                                                           140,038
             943  PARK NATIONAL CORPORATION                                                            128,234
           1,588  PEOPLES BANCORP INCORPORATED                                                          49,752
           2,508  PFF BANCORP INCORPORATED                                                             113,362
           3,301  PNC FINANCIAL SERVICES GROUP                                                         179,574
           3,746  PROSPERITY BANCSHARES INCORPORATED                                                   106,237
           2,389  R&G FINANCIAL CORPORATION CLASS B                                                     92,693
           6,252  REGIONS FINANCIAL CORPORATION                                                        218,757
          17,317  SAN PAOLO-IMI SPA                                                                    476,044
           2,441  SILICON VALLEY BANCSHARES+<<                                                         102,473
           2,205  SMITHTOWN BANCORPORATION INCORPORATED                                                 72,456
          21,813  SOCIETE GENERALE<<                                                                   421,231
           5,787  SOVEREIGN BANCORP INCORPORATED                                                       126,446
           2,462  STATE BANCORP INCORPORATED                                                            62,486
           4,099  STATE STREET CORPORATION                                                             182,651
           3,980  STERLING BANCORPORATION NY                                                           128,037
           3,965  SUNTRUST BANKS INCORPORATED                                                          282,705
           5,513  SYNOVUS FINANCIAL CORPORATION                                                        148,851
           3,123  TCF FINANCIAL CORPORATION                                                             96,532
           1,819  TOMPKINS TRUSTCOMPANY INCORPORATED                                                    95,861
           4,128  TRUSTMARK CORPORATION                                                                127,142
          24,839  US BANCORP                                                                           735,980
           4,159  VALLEY NATIONAL BANCORP                                                              116,327
          20,145  WACHOVIA CORPORATION                                                               1,042,504
          10,316  WASHINGTON MUTUAL INCORPORATED                                                       419,964
           1,939  WEBSTER FINANCIAL CORPORATION                                                         97,047
          11,292  WESTPAC BANKING CORPORATION ADR                                                      807,717
           2,714  WILMINGTON TRUST CORPORATION                                                          98,111
           1,870  WINTRUST FINANCIAL CORPORATION                                                       111,901
           1,945  YARDVILLE NATIONAL BANCORP                                                            64,788
           1,583  ZIONS BANCORPORATION                                                                 105,270

                                                                                                    27,494,625
                                                                                                  ------------

EATING & DRINKING PLACES - 0.25%
           2,444  BOB EVANS FARMS INCORPORATED                                                          61,711
           2,238  BRINKER INTERNATIONAL INCORPORATED+                                                   76,383
           1,826  CHEESECAKE FACTORY INCORPORATED+<<                                                    89,273
           3,673  DARDEN RESTAURANTS INCORPORATED                                                      100,126
           2,298  JACK IN THE BOX INCORPORATED+                                                         86,818
           2,632  KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                26,504
          16,457  MCDONALD'S CORPORATION                                                               505,888
           1,772  OUTBACK STEAKHOUSE INCORPORATED                                                       76,728
           2,031  WENDY'S INTERNATIONAL INCORPORATED                                                    72,446

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
EATING & DRINKING PLACES (continued)
           4,662  YUM! BRANDS INCORPORATED                                                        $    211,655

                                                                                                     1,307,532
                                                                                                  ------------

EDUCATIONAL SERVICES - 0.05%
           2,201  APOLLO GROUP INCORPORATED CLASS A+                                                   175,420
           1,601  CAREER EDUCATION CORPORATION+                                                         62,279

                                                                                                       237,699
                                                                                                  ------------

ELECTRIC, GAS & SANITARY SERVICES - 2.16%
          11,307  AES CORPORATION+                                                                     138,398
           3,342  ALLEGHENY ENERGY INCORPORATED+<<                                                      63,966
           5,748  ALLIED WASTE INDUSTRIES INCORPORATED+                                                 52,249
           2,593  AMEREN CORPORATION                                                                   125,553
           5,985  AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                       204,507
          11,895  BG GROUP PLC ADR                                                                     418,585
           2,229  BLACK HILLS CORPORATION                                                               68,453
          10,739  CALPINE CORPORATION+<<                                                                41,667
           6,206  CENTERPOINT ENERGY INCORPORATED                                                       69,259
           2,659  CH ENERGY GROUP INCORPORATED                                                         123,564
           2,418  CINERGY CORPORATION                                                                  100,081
           6,388  CITIZENS COMMUNICATIONS COMPANY                                                       91,348
          71,893  CLP HOLDINGS LIMITED                                                                 413,277
           6,418  CMS ENERGY CORPORATION+<<                                                             65,464
           3,064  CONNECTICUT WATER SERVICE INCORPORATED                                                85,271
           2,825  CONSOLIDATED EDISON INCORPORATED                                                     123,876
           2,638  CONSTELLATION ENERGY GROUP INCORPORATED                                              115,281
           3,705  DOMINION RESOURCES INCORPORATED                                                      242,566
           2,315  DTE ENERGY COMPANY                                                                   101,582
          12,640  DUKE ENERGY CORPORATION<<                                                            319,539
           5,096  E.ON AG<<                                                                            428,726
           5,459  EDISON INTERNATIONAL                                                                 174,142
          10,304  EL PASO CORPORATION                                                                  107,574
          17,537  ENDESA SA ADR                                                                        378,624
           2,035  ENERGYSOUTH INCORPORATED                                                              58,588
           2,792  ENTERGY CORPORATION                                                                  180,977
           8,851  EXELON CORPORATION                                                                   369,175
           4,420  FIRSTENERGY CORPORATION                                                              186,657
           2,264  FPL GROUP INCORPORATED                                                               159,227
         353,282  HONG KONG & CHINA GAS COMPANY LIMITED ADR                                            729,209
          65,276  HONG KONG ELECTRIC HOLDINGS LIMITED ADR<<                                            292,972
           9,933  INTERNATIONAL POWER PLC+<<                                                           293,123
           2,921  KEYSPAN CORPORATION                                                                  115,438
           1,417  KINDER MORGAN INCORPORATED                                                            98,198
           4,634  LACLEDE GROUP INCORPORATED                                                           149,215
           3,724  MIDDLESEX WATER COMPANY                                                               74,108
           7,775  NATIONAL GRID TRANSCO PLC                                                            357,495
           5,024  NISOURCE INCORPORATED                                                                109,473
           1,589  NSTAR                                                                                 80,483
           6,105  PG&E CORPORATION+                                                                    203,052
           2,151  PINNACLE WEST CAPITAL CORPORATION                                                     95,074
           3,336  PPL CORPORATION                                                                      173,305
           2,997  PROGRESS ENERGY INCORPORATED                                                         131,598
           3,404  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                         149,742
           6,415  RELIANT RESOURCES INCORPORATED+<<                                                     76,210
           6,885  RWE AG                                                                               366,477
          10,275  SCOTTISH POWER PLC<<                                                                 305,579
           3,118  SEMPRA ENERGY                                                                        115,304
           9,026  SOUTHERN COMPANY                                                                     295,963

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          14,899  SUEZ SA<<                                                                       $    351,616
           1,912  TEXAS GENCO HOLDINGS INCORPORATED                                                     89,577
           4,500  TXU CORPORATION                                                                      282,690
           2,065  UIL HOLDINGS CORPORATION                                                             110,395
          22,036  UNITED UTILITIES PLC<<                                                               480,605
           8,104  WASTE MANAGEMENT INCORPORATED                                                        241,580
           7,734  WILLIAMS COMPANIES INCORPORATED                                                      128,926
           1,995  WPS RESOURCES CORPORATION                                                             96,458
           7,904  XCEL ENERGY INCORPORATED<<                                                           142,746

                                                                                                    11,144,787
                                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.83%
           2,393  ADVANCED FIBRE COMMUNICATIONS INCORPORATED+                                           39,126
           6,109  ADVANCED MICRO DEVICES INCORPORATED+                                                 130,000
           9,915  ALCATEL SA ADR+<<                                                                    154,079
           5,475  ALTERA CORPORATION+                                                                  124,173
           3,986  AMERICAN POWER CONVERSION CORPORATION                                                 84,264
           5,216  ANALOG DEVICES INCORPORATED                                                          192,731
           3,777  ANDREW CORPORATION+<<                                                                 53,633
           6,682  APPLIED MICRO CIRCUITS CORPORATION+                                                   24,590
           1,209  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                45,894
           6,955  ASML HOLDING NV NY SHARES+                                                           106,064
           1,919  ATMI INCORPORATED+                                                                    44,175
           3,848  BROADCOM CORPORATION CLASS A+<<                                                      125,137
           7,025  CANON INCORPORATED ADR<<                                                             352,444
          26,377  CHARTERED SEMICONDUCTOR+<<                                                           164,065
           3,909  COMVERSE TECHNOLOGY INCORPORATED+                                                     83,144
           1,773  CREE INCORPORATED+                                                                    63,438
           1,875  CYMER INCORPORATED+<<                                                                 57,037
           3,310  CYPRESS SEMICONDUCTOR+                                                                32,603
           1,779  DITECH COMMUNICATIONS CORPORATION+                                                    28,037
           2,170  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                         42,141
           5,277  EMERSON ELECTRIC COMPANY                                                             352,609
           4,902  GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                          26,716
         134,437  GENERAL ELECTRIC COMPANY                                                           4,753,692
           1,084  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                         133,169
           1,416  HARRIS CORPORATION                                                                    93,725
           9,597  INFINEON TECHNOLOGIES AG ADR+                                                        105,567
           3,691  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                            41,893
          81,971  INTEL CORPORATION                                                                  1,832,052
           2,622  INTERDIGITAL COMMUNICATIONS CORPORATION+                                              53,358
          21,147  INTERNATIONAL BUSINESS MACHINES CORPORATION                                        1,992,893
           1,565  INTERNATIONAL RECTIFIER CORPORATION+                                                  66,262
           3,245  INTERSIL CORPORATION CLASS A                                                          52,245
           3,269  JABIL CIRCUIT INCORPORATED+                                                           81,921
          21,032  JDS UNIPHASE CORPORATION+                                                             66,671
           2,848  KLA-TENCOR CORPORATION+<<                                                            128,331
          10,454  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES<<                               269,086
           1,375  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                             102,328
           4,371  LATTICE SEMICONDUCTOR CORPORATION+                                                    23,332
           3,879  LINEAR TECHNOLOGY CORPORATION                                                        148,023
           1,785  LITTELFUSE INCORPORATED+                                                              69,651
           6,466  LSI LOGIC CORPORATION+                                                                34,205
          54,668  LUCENT TECHNOLOGIES INCORPORATED+                                                    214,845
          23,617  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                   351,893
           4,311  MAXIM INTEGRATED PRODUCTS INCORPORATED                                               176,579
           1,925  MAYTAG CORPORATION                                                                    38,693
           5,184  MCDATA CORPORATION CLASS A+                                                           29,290
           3,268  MICROCHIP TECHNOLOGY INCORPORATED                                                     92,092

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           8,643  MICRON TECHNOLOGY INCORPORATED+<<                                               $     95,764
           2,787  MINDSPEED TECHNOLOGIES INCORPORATED+<<                                                 6,968
          34,450  MINEBEA COMPANY LIMITED ADR                                                          277,491
           3,283  MOLEX INCORPORATED<<                                                                  90,512
          31,137  MOTOROLA INCORPORATED                                                                599,699
           4,083  MYKROLIS CORPORATION+                                                                 50,058
           3,181  NATIONAL PRESTO INDUSTRIES INCORPORATED                                              144,227
           5,778  NATIONAL SEMICONDUCTOR CORPORATION<<                                                  89,328
           4,470  NETWORK APPLIANCE INCORPORATED+                                                      134,815
           8,589  NIDEC CORPORATION ADR<<                                                              252,602
          23,177  NOKIA OYJ ADR                                                                        374,772
           2,640  NOVELLUS SYSTEMS INCORPORATED+                                                        71,122
           2,823  NVIDIA CORPORATION+                                                                   54,004
           9,406  OMRON CORPORATION                                                                    215,489
           3,228  OPENWAVE SYSTEMS INCORPORATED+                                                        42,545
           9,498  PIONEER CORPORATION                                                                  178,372
           2,919  PLEXUS CORPORATION+<<                                                                 40,136
           3,861  PMC-SIERRA INCORPORATED+                                                              42,625
           2,731  POLYCOM INCORPORATED+<<                                                               62,376
           1,838  QLOGIC CORPORATION+                                                                   63,209
          21,425  QUALCOMM INCORPORATED                                                                891,709
           2,291  RAMBUS INCORPORATED+                                                                  52,945
           6,449  RF MICRO DEVICES INCORPORATED+<<                                                      44,885
           2,676  ROCKWELL COLLINS INCORPORATED                                                        106,665
           1,033  ROGERS CORPORATION+                                                                   49,016
           9,166  SANMINA-SCI CORPORATION+                                                              80,936
           2,818  SCIENTIFIC-ATLANTA INCORPORATED                                                       83,469
           4,697  SKYWORKS SOLUTIONS INCORPORATED+<<                                                    46,641
          13,779  SOLECTRON CORPORATION+                                                                86,119
           9,002  SONY CORPORATION ADR                                                                 327,313
           3,707  SPATIALIGHT INCORPORATED+<<                                                           33,252
           5,298  STMICROELECTRONICS NV NY SHARES<<                                                    105,960
           2,613  TDK CORPORATION ADR<<                                                                186,620
          13,758  TELEFONAKTIEBOLAGET LM ERICSSON ADR+<<                                               457,454
           6,558  TELLABS INCORPORATED+                                                                 56,071
          22,300  TEXAS INSTRUMENTS INCORPORATED                                                       539,214
           2,611  THOMAS & BETTS CORPORATION+                                                           82,612
           4,972  TRIQUINT SEMICONDUCTOR INCORPORATED+                                                  21,529
          10,109  VALENCE TECHNOLOGY INCORPORATED+<<                                                    36,392
           1,672  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                               59,389
           3,495  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                51,062
             696  WHIRLPOOL CORPORATION<<                                                               44,927
           4,886  XILINX INCORPORATED                                                                  152,541
           2,306  ZORAN CORPORATION+                                                                    27,326

                                                                                                    19,788,057
                                                                                                  ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.24%
           1,679  AFFYMETRIX INCORPORATED+<<                                                            57,002
           2,740  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                55,841
           2,936  APPLERA CORPORATION-CELERA GENOMICS GROUP+                                            41,339
           5,870  AXONYX INCORPORATED+                                                                  43,203
           2,103  CDI CORPORATION                                                                       40,630
           2,668  CELGENE CORPORATION+                                                                  73,157
           1,076  CEPHALON INCORPORATED+                                                                51,142
           4,056  CURAGEN CORPORATION+<<                                                                24,458
           2,323  ERESEARCH TECHNOLOGY INCORPORATED+                                                    34,241
           1,732  FLUOR CORPORATION                                                                     89,891
           1,255  GEN-PROBE INCORPORATED+                                                               50,074
           3,173  INCYTE CORPORATION+                                                                   32,587

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
           2,109  MOODY'S CORPORATION                                                             $    170,302
           2,504  NAVIGANT CONSULTING INCORPORATED+                                                     58,468
           4,727  PAYCHEX INCORPORATED                                                                 156,747
           1,238  QUEST DIAGNOSTICS INCORPORATED                                                       116,062
           7,486  SERVICEMASTER COMPANY                                                                 98,591
           2,409  TELIK INCORPORATED+<<                                                                 46,036

                                                                                                     1,239,771
                                                                                                  ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.21%
             789  ALLIANT TECHSYSTEMS INCORPORATED+                                                     51,971
           2,626  BALL CORPORATION                                                                     117,461
           2,407  CRANE COMPANY                                                                         72,836
           2,089  FORTUNE BRANDS INCORPORATED                                                          163,945
           3,576  ILLINOIS TOOL WORKS INCORPORATED                                                     336,966
           6,811  MASCO CORPORATION                                                                    240,224
           1,728  NCI BUILDING SYSTEMS INCORPORATED+<<                                                  64,109
           1,964  TASER INTERNATIONAL INCORPORATED+<<                                                   53,892

                                                                                                     1,101,404
                                                                                                  ------------

FINANCIAL SERVICES - 0.02%
           4,798  JANUS CAPITAL GROUP INCORPORATED<<                                                    79,407
                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 1.48%
           8,938  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                447,704
           8,616  ARCHER-DANIELS-MIDLAND COMPANY                                                       182,659
          13,170  CADBURY SCHWEPPES PLC ADR<<                                                          474,120
           3,682  CAMPBELL SOUP COMPANY<<                                                              105,048
          26,051  COCA COLA COMPANY                                                                  1,024,065
           3,950  COCA COLA ENTERPRISES INCORPORATED                                                    82,160
          53,730  COMPASS GROUP PLC<<                                                                  235,450
           6,789  CONAGRA FOODS INCORPORATED                                                           183,642
           4,730  DEL MONTE FOODS COMPANY+                                                              51,321
           9,084  DIAGEO PLC ADR                                                                       511,793
           2,570  FLOWERS FOODS INCORPORATED                                                            78,462
           3,072  GENERAL MILLS INCORPORATED                                                           139,745
           1,179  HANSEN NATURAL CORPORATION+                                                           39,850
           4,579  HERCULES INCORPORATED+                                                                68,227
           2,802  HERSHEY FOODS CORPORATION                                                            145,144
           4,113  HJ HEINZ COMPANY                                                                     152,839
           2,414  HORMEL FOODS CORPORATION                                                              73,893
           1,541  JM SMUCKER COMPANY                                                                    70,085
           3,417  KELLOGG COMPANY                                                                      149,323
          46,468  KIRIN BREWERY COMPANY LIMITED<<                                                      448,416
           3,456  KRAFT FOODS INCORPORATED CLASS A                                                     118,195
           2,696  MCCORMICK & COMPANY INCORPORATED                                                      98,269
          16,861  NESTLE SA ADR                                                                      1,083,540
           3,393  PEPSI BOTTLING GROUP INCORPORATED                                                     95,072
           3,040  PEPSIAMERICAS INCORPORATED                                                            64,174
          21,142  PEPSICO INCORPORATED                                                               1,055,197
          11,098  SARA LEE CORPORATION                                                                 260,581
           4,013  TYSON FOODS INCORPORATED CLASS A                                                      65,773
           1,985  WM WRIGLEY JR COMPANY<<                                                              136,568

                                                                                                     7,641,315
                                                                                                  ------------

FOOD STORES - 0.42%
           4,330  ALBERTSON'S INCORPORATED<<                                                           109,549
          12,123  COLES MYER LIMITED ADR                                                               755,142


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
FOOD STORES (continued)
          25,041  KONINKLIJKE AHOLD NV ADR+                                                       $    183,801
          10,131  KROGER COMPANY+                                                                      163,919
           5,930  STARBUCKS CORPORATION+                                                               333,622
          28,272  TESCO PLC ADR<<                                                                      488,809
           1,085  WHOLE FOODS MARKET INCORPORATED<<                                                     98,485
           3,781  WINN-DIXIE STORES INCORPORATED+<<                                                     15,124

                                                                                                     2,148,451
                                                                                                  ------------

FORESTRY - 0.04%
           3,343  WEYERHAEUSER COMPANY                                                                 220,638
                                                                                                  ------------

FURNITURE & FIXTURES - 0.10%
           1,524  ETHAN ALLEN INTERIORS INCORPORATED                                                    60,122
           2,176  HERMAN MILLER INCORPORATED                                                            53,449
           1,250  HILLENBRAND INDUSTRIES INCORPORATED                                                   68,750
           1,451  HNI CORPORATION                                                                       61,508
           1,658  HOOKER FURNITURE CORPORATION                                                          38,714
           4,031  LEGGETT & PLATT INCORPORATED                                                         120,326
           3,814  NEWELL RUBBERMAID INCORPORATED                                                        88,027
           2,402  SELECT COMFORT CORPORATION+<<                                                         46,815

                                                                                                       537,711
                                                                                                  ------------

GENERAL MERCHANDISE STORES - 0.35%
           2,026  BJ'S WHOLESALE CLUB INCORPORATED+                                                     60,152
           4,765  DOLLAR GENERAL CORPORATION                                                            94,109
           2,220  FAMILY DOLLAR STORES INCORPORATED                                                     65,046
           2,279  FEDERATED DEPARTMENT STORES INCORPORATED                                             124,889
           3,584  FOOT LOCKER INCORPORATED                                                              93,112
           2,317  FRED'S INCORPORATED                                                                   40,154
           3,572  JC PENNEY COMPANY INCORPORATED                                                       137,879
             808  KMART HOLDING CORPORATION+<<                                                          83,087
           3,859  MAY DEPARTMENT STORES COMPANY                                                        108,515
           3,487  SAKS INCORPORATED+<<                                                                  48,504
           2,835  SEARS ROEBUCK & COMPANY                                                              147,505
          12,037  TARGET CORPORATION                                                                   616,535
           7,744  TJX COMPANIES INCORPORATED                                                           182,294

                                                                                                     1,801,781
                                                                                                  ------------

HEALTH SERVICES - 0.35%
           4,796  BIOGEN IDEC INCORPORATED+                                                            281,429
           6,287  CAREMARK RX INCORPORATED+                                                            224,823
           1,598  CORVEL CORPORATION+                                                                   50,688
           2,344  DAVITA INCORPORATED+                                                                  77,868
           3,815  FIRST HEALTH GROUP CORPORATION+                                                       67,983
           6,034  HCA INCORPORATED                                                                     237,860
           4,186  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                    92,469
           4,530  HUMAN GENOME SCIENCES INCORPORATED+                                                   49,830
           2,239  IMMUNOMEDICS INCORPORATED+                                                             6,291
           2,327  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                          111,580
           2,086  LINCARE HOLDINGS INCORPORATED+<<                                                      80,499
           2,338  MANOR CARE INCORPORATED                                                               80,544
           1,887  NEIGHBORCARE INCORPORATED+                                                            53,006
             920  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                 57,316
           2,290  RENAL CARE GROUP INCORPORATED+                                                        76,257
           3,442  SELECT MEDICAL CORPORATION                                                            60,063
           7,402  TENET HEALTHCARE CORPORATION+<<                                                       80,312
           1,793  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                  70,770

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
HEALTH SERVICES (continued)
           1,086  UNIVERSAL HEALTH SERVICES CLASS B                                               $     49,435

                                                                                                     1,809,023
                                                                                                  ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.90%
           1,453  4KIDS ENTERTAINMENT INCORPORATED+<<                                                   29,685
           7,594  ACADIA REALTY TRUST                                                                  115,049
           1,625  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                         116,675
           2,146  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                     78,050
           4,366  ARCHSTONE-SMITH TRUST                                                                159,359
           1,819  AVALONBAY COMMUNITIES INCORPORATED                                                   129,331
           3,990  BEDFORD PROPERTY INVESTORS                                                           111,321
           3,124  CAPITAL TRUST INCORPORATED NY CLASS A                                                102,623
           5,092  CEDAR SHOPPING CENTERS INCORPORATED                                                   69,251
           3,477  CORPORATE OFFICE PROPERTIES TRUST SBI MD                                              96,591
           3,739  CORRECTIONAL PROPERTIES TRUST                                                        106,300
           3,160  DUKE REALTY CORPORATION                                                              109,178
           3,475  ENTERTAINMENT PROPERTIES TRUST                                                       149,112
           5,312  EQUITY OFFICE PROPERTIES TRUST                                                       145,814
           4,154  EQUITY RESIDENTIAL                                                                   140,031
           5,036  FELCOR LODGING TRUST INCORPORATED+                                                    65,166
           1,548  HEADWATERS INCORPORATED+                                                              49,583
           4,095  HERITAGE PROPERTY INVESTMENT TRUST                                                   131,450
           7,207  HOST MARRIOTT CORPORATION                                                            112,862
           4,034  IMPAC MORTGAGE HOLDINGS INCORPORATED                                                  94,517
           2,509  ISTAR FINANCIAL INCORPORATED                                                         110,145
           3,322  KILROY REALTY CORPORATION                                                            134,275
           6,620  KRAMONT REALTY TRUST                                                                 133,194
           2,808  LASALLE HOTEL PROPERTIES                                                              86,206
           4,027  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                       158,905
          52,946  MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED ADR                                    501,928
           4,235  NATIONAL HEALTH INVESTORS INCORPORATED                                               122,603
           2,194  PARKWAY PROPERTIES INCORPORATED                                                      109,919
           3,275  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                            133,456
           4,433  PLUM CREEK TIMBER COMPANY                                                            164,021
           4,439  RAIT INVESTMENT TRUST                                                                124,292
           4,157  RAMCO-GERSHENSON PROPERTIES<<                                                        126,498
           2,579  SAUL CENTERS INCORPORATED                                                             94,005
           2,518  SIMON PROPERTY GROUP INCORPORATED                                                    156,317
           2,590  SOVRAN SELF STORAGE INCORPORATED                                                     109,402
           2,576  TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                         129,083
           1,795  VORNADO REALTY TRUST                                                                 131,933

                                                                                                     4,638,130
                                                                                                  ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.12%
           4,690  BED BATH & BEYOND INCORPORATED+<<                                                    187,262
           3,906  BEST BUY COMPANY INCORPORATED                                                        220,220
           4,236  CIRCUIT CITY STORES INCORPORATED                                                      66,039
           2,519  PIER 1 IMPORTS INCORPORATED                                                           45,947
           2,614  RADIO SHACK CORPORATION                                                               82,524

                                                                                                       601,992
                                                                                                  ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.18%
          16,262  ACCOR SA ADR                                                                         346,455
           1,979  EMPIRE RESORTS INCORPORATED+<<                                                        21,294
           7,033  HILTON HOTELS CORPORATION                                                            145,302
           1,221  MANDALAY RESORT GROUP                                                                 85,104
           2,945  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                          167,423


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
           3,424  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                $    179,041

                                                                                                       944,619
                                                                                                  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.01%
           9,524  3M COMPANY                                                                           758,015
           2,679  AGCO CORPORATION+                                                                     58,375
           3,513  AMERICAN STANDARD COMPANIES INCORPORATED+                                            136,796
           5,357  APPLE COMPUTER INCORPORATED+                                                         359,187
          21,103  APPLIED MATERIALS INCORPORATED+                                                      351,154
           3,468  BAKER HUGHES INCORPORATED                                                            153,736
           1,514  BLACK & DECKER CORPORATION                                                           127,312
             931  BLACK BOX CORPORATION                                                                 39,735
           7,352  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                          50,949
           2,789  BROOKS AUTOMATION INCORPORATED+                                                       42,811
           4,255  CATERPILLAR INCORPORATED                                                             389,545
           1,353  CDW CORPORATION                                                                       88,919
          87,006  CISCO SYSTEMS INCORPORATED+                                                        1,627,882
             989  COOPER CAMERON CORPORATION+                                                           51,616
           2,969  DEERE & COMPANY                                                                      212,966
          32,475  DELL INCORPORATED+                                                                 1,315,887
           1,150  DIEBOLD INCORPORATED                                                                  61,180
           3,122  DOVER CORPORATION                                                                    126,285
          32,509  EMC CORPORATION+                                                                     436,271
           3,579  EMULEX CORPORATION+                                                                   50,607
           1,046  EQUINIX INCORPORATED+<<                                                               40,669
           2,794  FLOWSERVE CORPORATION+                                                                70,465
           2,221  FMC TECHNOLOGIES INCORPORATED+                                                        72,960
           8,015  GATEWAY INCORPORATED+                                                                 54,582
           4,020  GRANT PRIDECO INCORPORATED+                                                           86,631
           3,506  HITACHI LIMITED ADR<<                                                                225,436
           7,944  JUNIPER NETWORKS INCORPORATED+                                                       218,698
           8,928  KOMATSU LIMITED ADR                                                                  243,534
           2,778  LAM RESEARCH CORPORATION+<<                                                           72,256
           1,846  LEXMARK INTERNATIONAL INCORPORATED+                                                  156,725
           3,493  LINDSAY MANUFACTURING COMPANY<<                                                       98,293
          31,296  MAKITA CORPORATION                                                                   486,966
          35,898  NEC CORPORATION ADR                                                                  197,798
           2,114  NORDSON CORPORATION                                                                   80,459
           3,873  PALL CORPORATION                                                                     104,920
           1,492  PALMONE INCORPORATED+<<                                                               52,280
           2,105  PARKER HANNIFIN CORPORATION                                                          157,454
           2,791  PITNEY BOWES INCORPORATED                                                            122,162
           2,972  SANDISK CORPORATION+                                                                  67,108
           5,921  SIEMENS AG<<                                                                         472,614
           1,863  SMITH INTERNATIONAL INCORPORATED+                                                    112,842
           1,696  SPX CORPORATION                                                                       69,723
           2,191  STANLEY WORKS                                                                        102,451
           2,627  STORAGE TECHNOLOGY CORPORATION+                                                       76,551
           4,930  SYMBOL TECHNOLOGIES INCORPORATED                                                      74,739
           2,073  TENNANT COMPANY                                                                       82,920
           1,468  TEREX CORPORATION+                                                                    67,293
             979  TORO COMPANY                                                                          70,978
           1,248  TRANSACT TECHNOLOGIES INCORPORATED+                                                   27,893
           2,506  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                 105,453
           1,361  ZEBRA TECHNOLOGIES CORPORATION CLASS A+                                               68,431

                                                                                                    10,380,512
                                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.20%
           4,757  AON CORPORATION                                                                 $    100,468
           3,383  HUMANA INCORPORATED+                                                                  83,966
           1,978  JEFFERSON-PILOT CORPORATION                                                           97,298
           1,969  LABONE INCORPORATED+<<                                                                59,365
           7,276  MARSH & MCLENNAN COMPANIES INCORPORATED                                              208,021
           4,136  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                 156,010
           5,643  METLIFE INCORPORATED                                                                 220,077
           1,527  NATIONAL FINANCIAL PARTNERS CORPORATION                                               53,048
           4,111  UNUMPROVIDENT CORPORATION<<                                                           64,008

                                                                                                     1,042,261
                                                                                                  ------------

INSURANCE CARRIERS - 1.83%
           2,064  AETNA INCORPORATED                                                                   244,605
           6,801  AFLAC INCORPORATED                                                                   255,854
          22,250  ALLIANZ AG ADR<<                                                                     278,570
           1,423  ALLMERICA FINANCIAL CORPORATION+                                                      46,319
           8,681  ALLSTATE CORPORATION                                                                 438,390
           1,546  AMBAC FINANCIAL GROUP INCORPORATED                                                   125,736
          29,565  AMERICAN INTERNATIONAL GROUP INCORPORATED                                          1,872,943
           1,212  AMERICAN MEDICAL SECURITY GROUP INCORPORATED+                                         39,184
             711  AMERICAN NATIONAL INSURANCE COMPANY                                                   72,273
           1,829  ANTHEM INCORPORATED+                                                                 185,333
           7,597  AXA ADR                                                                              178,150
           2,517  CHUBB CORPORATION                                                                    191,821
           2,050  CIGNA CORPORATION                                                                    143,541
           2,758  CINCINNATI FINANCIAL CORPORATION                                                     123,558
           1,924  CNA FINANCIAL CORPORATION+                                                            50,236
           2,925  FIDELITY NATIONAL FINANCIAL INCORPORATED                                             125,453
           2,508  GENWORTH FINANCIAL INCORPORATED                                                       65,960
           4,054  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                       259,456
           2,382  HEALTH NET INCORPORATED+                                                              64,838
          16,066  ING GROEP NV ADR                                                                     440,690
           2,558  LINCOLN NATIONAL CORPORATION                                                         117,719
           2,305  LOEWS CORPORATION                                                                    161,143
           1,924  MBIA INCORPORATED                                                                    115,363
           1,665  MGIC INVESTMENT CORPORATION                                                          113,220
           5,498  MILLEA HOLDINGS INCORPORATED                                                         389,643
           3,987  OLD REPUBLIC INTERNATIONAL CORPORATION                                                99,635
           1,511  PACIFICARE HEALTH SYSTEMS INCORPORATED+<<                                             73,132
           1,392  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                        95,004
           1,508  PMI GROUP INCORPORATED                                                                62,099
           4,341  PRINCIPAL FINANCIAL GROUP INCORPORATED                                               163,569
           3,136  PROGRESSIVE CORPORATION                                                              285,345
           1,704  PROTECTIVE LIFE CORPORATION                                                           71,312
           6,912  PRUDENTIAL FINANCIAL INCORPORATED                                                    338,342
           1,791  RADIAN GROUP INCORPORATED                                                             91,789
           2,631  SAFECO CORPORATION                                                                   127,525
           9,032  ST. PAUL COMPANIES INCORPORATED                                                      329,487
             772  STANCORP FINANCIAL GROUP INCORPORATED                                                 61,027
           4,055  SWISS REINSURANCE COMPANY ADR                                                        271,367
           1,896  TORCHMARK CORPORATION                                                                104,109
           8,765  UNITEDHEALTH GROUP INCORPORATED                                                      726,180
           1,916  UNITRIN INCORPORATED                                                                  91,278
           2,016  WELLPOINT HEALTH NETWORKS INCORPORATED+                                              252,202
           6,979  ZURICH FINANCIAL SERVICES AG ADR+                                                    107,577

                                                                                                     9,450,977
                                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
JUSTICE, PUBLIC ORDER & SAFETY - 0.03%                                                            $     73,273
           1,855  CORRECTIONS CORPORATION OF AMERICA+                                                   71,570
           3,105  GEO GROUP INCORPORATED+
                                                                                                       144,843
                                                                                                  ------------

LEATHER & LEATHER PRODUCTS - 0.03%                                                                     162,528
           3,261  COACH INCORPORATED+                                                             ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.05%                                                       155,336
           4,243  GEORGIA-PACIFIC CORPORATION                                                           85,926
           2,078  SKYLINE CORPORATION
                                                                                                       241,262
                                                                                                  ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.27%           64,990
           1,563  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                               46,136
           1,278  ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+<<                                     249,338
          13,355  ADVANTEST CORPORATION ADR                                                            164,694
           7,195  AGILENT TECHNOLOGIES INCORPORATED+                                                    38,940
           3,684  ALIGN TECHNOLOGY INCORPORATED+                                                       134,578
           1,831  ALLERGAN INCORPORATED                                                                 55,145
           2,690  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                          59,115
           1,004  BAUSCH & LOMB INCORPORATED                                                           268,392
           8,480  BAXTER INTERNATIONAL INCORPORATED                                                     68,537
           1,047  BECKMAN COULTER INCORPORATED                                                         211,232
           3,856  BECTON DICKINSON & COMPANY                                                           174,965
           3,655  BIOMET INCORPORATED                                                                  321,749
           9,243  BOSTON SCIENTIFIC CORPORATION+                                                       108,737
           1,815  C.R. BARD INCORPORATED                                                                32,669
           4,276  CREDENCE SYSTEMS CORPORATION+<<                                                      195,895
           3,444  DANAHER CORPORATION<<                                                                100,275
           1,906  DENTSPLY INTERNATIONAL INCORPORATED                                                  133,261
           4,074  EASTMAN KODAK COMPANY                                                                 39,766
           1,462  FARO TECHNOLOGIES INCORPORATED+                                                       95,609
           1,691  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                      355,616
          10,097  FUJI PHOTO FILM COMPANY LIMITED ADR<<                                                279,352
           4,309  GUIDANT CORPORATION                                                                  746,841
          15,543  MEDTRONIC INCORPORATED                                                                67,985
           2,203  MENTOR CORPORATION                                                                    30,060
             617  MILLIPORE CORPORATION                                                                 35,687
           2,892  NEWPORT CORPORATION+<<                                                                58,460
           1,210  OCULAR SCIENCES INCORPORATED+                                                        200,175
          10,361  OLYMPUS CORPORATION ADR                                                               60,833
           2,852  PERKINELMER INCORPORATED                                                              24,153
           2,093  POSSIS MEDICAL INCORPORATED+                                                         246,760
           6,117  RAYTHEON COMPANY                                                                      66,129
           1,321  RESMED INCORPORATED+<<                                                               231,704
           2,633  RICOH COMPANY LIMITED ADR                                                            157,509
           3,330  ROCKWELL AUTOMATION INCORPORATED                                                     186,733
           4,896  ST. JUDE MEDICAL INCORPORATED+<<                                                     169,098
           3,844  STRYKER CORPORATION                                                                   54,165
           1,458  TECHNE CORPORATION+                                                                   55,807
           1,779  TEKTRONIX INCORPORATED                                                                63,173
           3,703  TERADYNE INCORPORATED+                                                               108,204
           3,577  THERMO ELECTRON CORPORATION+                                                          55,613
           9,162  THERMOGENESIS+                                                                        77,599
           2,458  TRIMBLE NAVIGATION LIMITED+<<                                                         39,747
           1,537  VISX INCORPORATED+                                                                   112,404
           2,409  WATERS CORPORATION+                                                                   49,990
           1,890  WRIGHT MEDICAL GROUP INCORPORATED+

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
          11,620  XEROX CORPORATION+<<                                                                        $     178,018
           3,525  ZIMMER HOLDINGS INCORPORATED+                                                                     287,640

                                                                                                                  6,563,478
                                                                                                              -------------

MEDICAL EQUIPMENT & SUPPLIES - 0.01%
           1,856  WILSON GREATBATCH TECHNOLOGIES INCORPORATED+<<                                                     37,213
                                                                                                              -------------

METAL MINING - 0.21%
           2,709  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                             106,003
           5,953  NEWMONT MINING CORPORATION                                                                        281,874
           1,555  PHELPS DODGE CORPORATION                                                                          151,037
           4,113  RIO TINTO PLC ADR<<                                                                               483,648
             982  SOUTHERN PERU COPPER CORPORATION                                                                   46,665

                                                                                                                  1,069,227
                                                                                                              -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
           1,714  VULCAN MATERIALS COMPANY                                                                           88,871
                                                                                                              -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.75%
           3,121  CALLAWAY GOLF COMPANY                                                                              36,703
           2,185  EATON CORPORATION                                                                                 147,269
           3,059  HASBRO INCORPORATED                                                                                58,213
          39,537  HEWLETT-PACKARD COMPANY                                                                           790,740
           1,478  ITT INDUSTRIES INCORPORATED                                                                       125,807
           2,007  JAKKS PACIFIC INCORPORATED+                                                                        37,370
          37,457  JOHNSON & JOHNSON                                                                               2,259,406
           6,165  MATTEL INCORPORATED                                                                               116,827
           1,371  RC2 CORPORATION+                                                                                   42,899
           3,316  RUSS BERRIE AND COMPANY INCORPORATED                                                               75,406
           1,927  STEINWAY MUSICAL INSTRUMENTS+                                                                      54,476
           2,650  TIFFANY & COMPANY                                                                                  81,090
           2,176  YANKEE CANDLE COMPANY INCORPORATED+<<                                                              66,281

                                                                                                                  3,892,487
                                                                                                              -------------

MISCELLANEOUS RETAIL - 0.76%
           4,177  AMAZON.COM INCORPORATED+                                                                          165,743
           2,201  BLAIR CORPORATION                                                                                  77,035
           2,247  CASH AMERICA INTERNATIONAL INCORPORATED                                                            57,636
           6,380  COSTCO WHOLESALE CORPORATION                                                                      310,068
           5,664  CVS CORPORATION                                                                                   256,976
           2,614  DOLLAR TREE STORES INCORPORATED+<<                                                                 72,748
           1,249  EXPRESS SCRIPTS INCORPORATED+                                                                      89,878
           3,062  MICHAELS STORES INCORPORATED                                                                       83,684
           5,826  OFFICE DEPOT INCORPORATED+                                                                         95,546
           3,080  PETSMART INCORPORATED<<                                                                           105,552
           7,449  RITE AID CORPORATION+                                                                              27,338
           7,750  STAPLES INCORPORATED                                                                              247,302
           4,708  TOYS R US INCORPORATED+<<                                                                          91,053
          31,584  WAL-MART STORES INCORPORATED                                                                    1,644,263
          13,564  WALGREEN COMPANY                                                                                  517,873
           1,430  WORLD FUEL SERVICES CORPORATION                                                                    58,916

                                                                                                                  3,901,611
                                                                                                              -------------

MISCELLANEOUS SERVICES - 0.05%
          13,224  ADECCO SA ADR<<                                                                                   165,168

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
MISCELLANEOUS SERVICES (continued)
           1,381  D&B CORPORATION+                                                                $     81,976

                                                                                                       247,144
                                                                                                  ------------

MOTION PICTURES - 0.42%
          35,852  LIBERTY MEDIA CORPORATION CLASS A+                                                   370,351
           2,053  MACROVISION CORPORATION+                                                              54,507
          57,097  TIME WARNER INCORPORATED+                                                          1,011,188
          26,766  WALT DISNEY COMPANY                                                                  719,470

                                                                                                     2,155,516
                                                                                                  ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.18%
           1,865  ARKANSAS BEST CORPORATION                                                             80,419
           1,618  CNF INCORPORATED                                                                      75,641
           1,750  FORWARD AIR CORPORATION+                                                              81,112
           1,615  LANDSTAR SYSTEM INCORPORATED+                                                        113,874
           7,025  UNITED PARCEL SERVICE INCORPORATED CLASS B                                           591,154

                                                                                                       942,200
                                                                                                  ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.88%
          13,774  AMERICAN EXPRESS COMPANY                                                             767,349
           3,271  AMERICREDIT CORPORATION+<<                                                            68,495
           3,260  APOLLO INVESTMENT CORPORATION+                                                        48,091
           3,356  CAPITAL ONE FINANCIAL CORPORATION                                                    263,714
           3,600  CIT GROUP INCORPORATED                                                               153,900
           7,627  COUNTRYWIDE FINANCIAL CORPORATION                                                    253,293
           1,668  DORAL FINANCIAL CORPORATION                                                           77,395
          12,278  FANNIE MAE                                                                           843,499
           1,284  FINANCIAL FEDERAL CORPORATION+                                                        49,383
           8,750  FREDDIE MAC                                                                          597,275
          15,184  MBNA CORPORATION                                                                     403,287
           3,059  METRIS COMPANIES INCORPORATED+<<                                                      35,423
           7,233  ORIX CORPORATION ADR<<                                                               461,248
           5,862  PROVIDIAN FINANCIAL CORPORATION+                                                      94,085
           5,866  SLM CORPORATION                                                                      300,163
             388  STUDENT LOAN CORPORATION                                                              68,447
           1,725  WORLD ACCEPTANCE CORPORATION+                                                         44,488

                                                                                                     4,529,535
                                                                                                  ------------

OIL & GAS EXTRACTION - 1.37%
           3,593  ANADARKO PETROLEUM CORPORATION                                                       250,073
           4,601  APACHE CORPORATION                                                                   248,730
          30,680  BHP BILLITON LIMITED ADR<<                                                           728,957
           2,578  BJ SERVICES COMPANY                                                                  130,627
           5,831  BURLINGTON RESOURCES INCORPORATED                                                    270,617
           1,604  CABOT OIL AND GAS CORPORATION                                                         77,602
           2,663  CAL DIVE INTERNATIONAL INCORPORATED+                                                 114,669
           1,223  CHENIERE ENERGY INCORPORATED+                                                         69,540
           3,062  CIMAREX ENERGY COMPANY+                                                              123,031
           3,498  DENBURY RESOURCES INCORPORATED+                                                      101,267
           6,740  DEVON ENERGY CORPORATION                                                             279,171
           1,212  DIAMOND OFFSHORE DRILLING INCORPORATED<<                                              45,402
           2,006  ENCORE ACQUISITION COMPANY+                                                           70,631
           5,674  ENI SPA ADR<<                                                                        699,320
           2,252  ENSCO INTERNATIONAL INCORPORATED                                                      70,510
           1,797  EOG RESOURCES INCORPORATED<<                                                         134,901

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
OIL & GAS EXTRACTION (continued)
           5,228  FX ENERGY INCORPORATED+<<                                                       $     52,489
           6,455  HALLIBURTON COMPANY                                                                  266,914
           4,390  HANOVER COMPRESSOR COMPANY+                                                           64,094
           1,904  KERR-MCGEE CORPORATION                                                               118,486
           1,514  NOBLE ENERGY INCORPORATED                                                             96,578
           5,528  OCCIDENTAL PETROLEUM CORPORATION                                                     332,841
           2,489  PIONEER NATURAL RESOURCES                                                             87,613
           2,956  PRIDE INTERNATIONAL INCORPORATED+<<                                                   57,819
          14,795  REPSOL YPF SA ADR<<                                                                  360,406
           1,782  ROWAN COMPANIES INCORPORATED+                                                         46,154
           1,643  SEACOR SMIT INCORPORATED+                                                             91,186
           9,052  SHELL TRANSPORT & TRADING COMPANY PLC ADR<<                                          458,212
           1,259  SPINNAKER EXPLORATION COMPANY+                                                        45,664
           2,164  ST. MARY LAND & EXPLORATION COMPANY<<                                                 93,030
           1,049  TIDEWATER INCORPORATED                                                                35,593
           8,776  TOTAL SA ADR<<                                                                       961,850
           3,087  UNIT CORPORATION+                                                                    122,307
           3,543  UNOCAL CORPORATION                                                                   163,120
           2,134  VARCO INTERNATIONAL INCORPORATED+                                                     63,465
           4,512  XTO ENERGY INCORPORATED                                                              164,011

                                                                                                     7,096,880
                                                                                                  ------------

PAPER & ALLIED PRODUCTS - 0.34%
           1,291  BOWATER INCORPORATED                                                                  52,298
           1,518  GREIF INCORPORATED CLASS A                                                            73,410
           6,386  INTERNATIONAL PAPER COMPANY                                                          265,147
           6,232  KIMBERLY-CLARK CORPORATION                                                           396,418
           4,317  MEADWESTVACO CORPORATION                                                             145,267
           2,192  OFFICEMAX INCORPORATED                                                                66,352
           3,130  POPE & TALBOT INCORPORATED                                                            52,584
          17,954  STORA ENSO OYJ                                                                       285,289
           1,210  TEMPLE-INLAND INCORPORATED                                                            72,104
          14,345  UPM-KYMMENE OYJ ADR<<                                                                324,627

                                                                                                     1,733,496
                                                                                                  ------------

PERSONAL SERVICES - 0.09%
           2,734  CINTAS CORPORATION                                                                   122,265
           1,934  G & K SERVICES INCORPORATED CLASS A                                                   79,449
           2,283  H & R BLOCK INCORPORATED                                                             108,899
           1,773  REGIS CORPORATION                                                                     79,164
           2,169  UNIFIRST CORPORATION                                                                  59,951

                                                                                                       449,728
                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.86%
           1,244  AMERADA HESS CORPORATION                                                             110,529
           1,601  ASHLAND INCORPORATED                                                                  94,699
          22,528  BP PLC ADR                                                                         1,382,093
          27,221  CHEVRONTEXACO CORPORATION                                                          1,486,267
           9,032  CONOCOPHILLIPS                                                                       821,822
          82,484  EXXON MOBIL CORPORATION                                                            4,227,305
           2,388  FRONTIER OIL CORPORATION                                                              63,640
           4,995  MARATHON OIL CORPORATION                                                             197,003
           1,208  MURPHY OIL CORPORATION                                                               103,055
          12,242  ROYAL DUTCH PETROLEUM COMPANY                                                        700,977
           1,250  SUNOCO INCORPORATED<<                                                                103,200
           2,519  TESORO PETROLEUM CORPORATION+<<                                                       83,429
           3,805  VALERO ENERGY CORPORATION                                                            178,036

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
           1,959  WD-40 COMPANY                                                                   $     57,222

                                                                                                     9,609,277
                                                                                                  ------------

PRIMARY METAL INDUSTRIES - 0.38%
          12,252  ALCOA INCORPORATED                                                                   416,323
           3,509  ALLEGHENY TECHNOLOGIES INCORPORATED                                                   77,198
           1,300  CARPENTER TECHNOLOGY CORPORATION<<                                                    75,985
           2,527  COMMSCOPE INCORPORATED+                                                               48,822
           3,252  ENGELHARD CORPORATION                                                                 97,202
           9,663  JOHNSON MATTHEY PLC ADR                                                              374,033
          13,180  KUBOTA CORPORATION ADR<<                                                             327,128
           1,214  LONE STAR TECHNOLOGIES INCORPORATED+                                                  38,120
           2,205  MAVERICK TUBE CORPORATION+                                                            69,898
           2,765  NUCOR CORPORATION                                                                    146,268
           1,531  PRECISION CASTPARTS CORPORATION                                                       99,270
           1,836  STEEL DYNAMICS INCORPORATED                                                           74,413
           2,380  UNITED STATES STEEL CORPORATION                                                      124,617

                                                                                                     1,969,277
                                                                                                  ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.62%
           3,108  BELO CORPORATION CLASS A                                                              78,384
           1,544  CONSOLIDATED GRAPHICS INCORPORATED+                                                   73,031
           1,640  DOW JONES & COMPANY INCORPORATED                                                      70,110
           3,350  GANNETT COMPANY INCORPORATED                                                         276,341
           1,035  KNIGHT-RIDDER INCORPORATED                                                            70,473
           2,763  MCGRAW-HILL COMPANIES INCORPORATED                                                   242,398
           2,546  NEW YORK TIMES COMPANY CLASS A                                                       104,386
          18,627  PEARSON PLC                                                                          219,985
           1,335  PULITZER INCORPORATED                                                                 84,919
           5,291  READERS DIGEST ASSOCIATION INCORPORATED                                               75,661
          10,957  REED ELSEVIER NV ADR<<                                                               294,634
           1,983  REYNOLDS & REYNOLDS COMPANY CLASS A                                                   47,057
           4,101  RR DONNELLEY & SONS COMPANY                                                          142,305
           7,963  TOPPAN PRINTING COMPANY LIMITED ADR                                                  414,824
           3,351  TRIBUNE COMPANY                                                                      145,333
           2,416  VALASSIS COMMUNICATIONS INCORPORATED+                                                 82,023
          19,478  VIACOM INCORPORATED CLASS B                                                          675,887
             125  WASHINGTON POST COMPANY CLASS B                                                      117,250

                                                                                                     3,215,001
                                                                                                  ------------

RAILROAD TRANSPORTATION - 0.14%
           4,628  BURLINGTON NORTHERN SANTA FE CORPORATION                                             208,445
           3,198  CSX CORPORATION<<                                                                    121,940
           3,246  KANSAS CITY SOUTHERN+                                                                 55,214
           5,949  NORFOLK SOUTHERN CORPORATION                                                         204,229
           2,375  UNION PACIFIC CORPORATION                                                            150,670

                                                                                                       740,498
                                                                                                  ------------

REAL ESTATE - 0.07%
           4,244  CATELLUS DEVELOPMENT CORPORATION                                                     133,262
           1,536  CONSOLIDATED-TOMOKA LAND CO                                                           61,624
           2,341  JONES LANG LASALLE INCORPORATED+                                                      84,042
           1,592  NEW CENTURY FINANCIAL CORPORATION+<<                                                 100,710

                                                                                                       379,638
                                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.12%
           6,259  BRIDGESTONE CORPORATION                                                         $    227,113
           5,203  GOODYEAR TIRE & RUBBER COMPANY<<                                                      65,662
           2,379  NIKE INCORPORATED CLASS B                                                            201,406
           1,741  SEALED AIR CORPORATION+                                                               89,505
           3,110  TUPPERWARE CORPORATION                                                                58,219

                                                                                                       641,905
                                                                                                  ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.80%
           1,348  AG EDWARDS INCORPORATED                                                               52,707
          11,792  AMVESCAP PLC ADR                                                                     146,457
           1,271  BEAR STEARNS COMPANIES INCORPORATED                                                  124,024
           2,153  BKF CAPITAL GROUP INCORPORATED                                                        69,327
             825  BLACKROCK INCORPORATED                                                                61,512
          14,090  CHARLES SCHWAB CORPORATION                                                           151,890
             564  CHICAGO MERCANTILE EXCHANGE                                                          110,380
          11,030  CREDIT SUISSE GROUP ADR+                                                             430,832
           6,532  E*TRADE FINANCIAL CORPORATION+                                                        90,534
           2,017  FEDERATED INVESTORS INCORPORATED CLASS B                                              59,340
           2,179  FRANKLIN RESOURCES INCORPORATED                                                      143,008
           3,900  GOLDMAN SACHS GROUP INCORPORATED                                                     408,564
           4,641  KNIGHT TRADING GROUP INCORPORATED+                                                    52,954
           1,392  LEGG MASON INCORPORATED                                                               94,851
           3,550  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                297,419
          11,682  MERRILL LYNCH & COMPANY INCORPORATED                                                 650,804
          13,718  MORGAN STANLEY                                                                       696,188
          20,455  NOMURA HOLDINGS INCORPORATED ADR                                                     285,143
           1,287  PIPER JAFFRAY COMPANIES INCORPORATED+                                                 59,215
           2,304  STIFEL FINANCIAL CORPORATION+                                                         55,411
           1,902  T ROWE PRICE GROUP INCORPORATED                                                      112,522

                                                                                                     4,153,082
                                                                                                  ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.33%
           1,257  CABOT MICROELECTRONICS CORPORATION+<<                                                 46,446
          19,665  CORNING INCORPORATED+                                                                247,386
           2,091  GENTEX CORPORATION<<                                                                  67,581
           9,951  HANSON PLC ADR                                                                       400,229
          19,030  HOLCIM LIMITED ADR                                                                   546,032
          17,308  LAFARGE SA ADR<<                                                                     407,949

                                                                                                     1,715,623
                                                                                                  ------------

TEXTILE MILL PRODUCTS - 0.03%
             880  MOHAWK INDUSTRIES INCORPORATED+                                                       77,176
           1,481  OXFORD INDUSTRIES INCORPORATED                                                        60,425

                                                                                                       137,601
                                                                                                  ------------

TOBACCO PRODUCTS - 0.44%
          25,200  ALTRIA GROUP INCORPORATED                                                          1,448,748
          12,124  BRITISH AMERICAN TOBACCO PLC ADR                                                     404,457
           2,043  REYNOLDS AMERICAN INCORPORATED                                                       154,512
           1,595  UNIVERSAL CORPORATION                                                                 77,645
           2,570  UST INCORPORATED                                                                     113,157
           3,663  VECTOR GROUP LIMITED                                                                  60,073

                                                                                                     2,258,592
                                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
TRANSPORTATION BY AIR - 0.27%
           5,054  AMR CORPORATION+<<                                                              $     45,638
          38,382  BAA PLC ADR<<                                                                        426,996
           5,889  DELTA AIR LINES INCORPORATED<<                                                        41,046
           4,015  FEDEX CORPORATION                                                                    381,545
          17,234  JAPAN AIRLINES SYSTEM ADR+                                                           244,775
           4,377  NORTHWEST AIRLINES CORPORATION+<<                                                     44,821
          12,058  SOUTHWEST AIRLINES COMPANY                                                           189,672

                                                                                                     1,374,493
                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 1.29%
           2,152  AUTOLIV INCORPORATED                                                                 100,584
          14,503  BAE SYSTEMS PLC ADR                                                                  271,957
          10,895  BOEING COMPANY                                                                       583,645
           2,607  CLARCOR INCORPORATED                                                                 136,920
           6,040  DAIMLERCHRYSLER AG<<                                                                 270,652
           3,515  DANA CORPORATION                                                                      57,470
           9,033  DELPHI CORPORATION                                                                    81,297
           2,817  EXIDE TECHNOLOGIES+                                                                   35,072
          39,880  FIAT SPA ADR                                                                         294,713
          23,920  FORD MOTOR COMPANY<<                                                                 339,186
           2,370  GENERAL DYNAMICS CORPORATION                                                         256,813
           5,886  GENERAL MOTORS CORPORATION                                                           227,141
           3,075  GENUINE PARTS COMPANY                                                                133,486
           1,863  GOODRICH CORPORATION                                                                  59,150
           2,270  GREENBRIER COS INCORPORATED                                                           67,510
           2,009  GROUP 1 AUTOMOTIVE INCORPORATED+                                                      59,286
           4,279  HARLEY-DAVIDSON INCORPORATED                                                         247,412
           3,633  HEICO CORPORATION                                                                     77,746
          13,628  HONDA MOTOR COMPANY LIMITED ADR                                                      326,391
          11,454  HONEYWELL INTERNATIONAL INCORPORATED                                                 404,670
           2,582  JOHNSON CONTROLS INCORPORATED                                                        158,535
           1,200  LEAR CORPORATION                                                                      69,600
           4,534  LOCKHEED MARTIN CORPORATION                                                          275,849
           1,449  NAVISTAR INTERNATIONAL CORPORATION+<<                                                 59,626
           4,406  NORTHROP GRUMMAN CORPORATION                                                         248,190
           2,553  PACCAR INCORPORATED                                                                  199,389
           3,936  TENNECO AUTOMOTIVE INCORPORATED+                                                      61,008
           1,829  TEXTRON INCORPORATED                                                                 132,822
           9,959  TOYOTA MOTOR CORPORATION ADR                                                         744,037
           1,763  TRIUMPH GROUP INCORPORATED+                                                           71,507
           6,393  UNITED TECHNOLOGIES CORPORATION                                                      623,829

                                                                                                     6,675,493
                                                                                                  ------------

TRANSPORTATION SERVICES - 0.05%
           2,140  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                  113,977
           2,550  GATX CORPORATION<<                                                                    75,072
           2,878  SABRE HOLDINGS CORPORATION                                                            66,424

                                                                                                       255,473
                                                                                                  ------------

WATER TRANSPORTATION - 0.04%
           2,804  ALEXANDER & BALDWIN INCORPORATED                                                     118,637
           1,980  KIRBY CORPORATION+                                                                    90,130

                                                                                                       208,767
                                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 0.40%
           1,413  AMERISOURCE-BERGEN CORPORATION                                                  $     83,282
             718  BROWN-FORMAN CORPORATION CLASS B                                                      34,478
           5,820  CARDINAL HEALTH INCORPORATED                                                         304,270
           2,805  DEAN FOODS COMPANY+                                                                   88,834
           2,068  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                         61,047
           4,257  MCKESSON CORPORATION                                                                 125,794
           6,223  SAFEWAY INCORPORATED+                                                                119,980
           5,516  SMURFIT-STONE CONTAINER CORPORATION+                                                  99,067
           2,278  SUPERVALU INCORPORATED                                                                71,962
           8,658  SYSCO CORPORATION                                                                    300,866
           1,748  TRACTOR SUPPLY COMPANY+                                                               55,447
           6,660  UNILEVER NV                                                                          419,580
           8,754  UNILEVER PLC ADR<<                                                                   323,986

                                                                                                     2,088,593
                                                                                                  ------------

WHOLESALE TRADE-DURABLE GOODS - 0.42%
           2,281  ARROW ELECTRONICS INCORPORATED+<<                                                     55,953
           3,128  AVNET INCORPORATED+                                                                   57,555
           2,847  CYTYC CORPORATION+                                                                    76,413
           4,018  INTAC INTERNATIONAL+<<                                                                38,814
           2,705  KYOCERA CORPORATION ADR                                                              190,134
          15,619  MITSUBISHI CORPORATION ADR                                                           395,964
           2,355  MITSUI & COMPANY LIMITED ADR<<                                                       408,593
          11,398  NISSAN MOTOR COMPANY LIMITED ADR<<                                                   239,016
           1,563  OMNICARE INCORPORATED                                                                 50,657
           2,760  PEP BOYS-MANNY, MOE & JACK<<                                                          43,470
           2,330  SCP POOL CORPORATION                                                                  73,465
          46,266  SUMITOMO MITSUI FINANCIAL                                                            321,808
           4,535  SYCAMORE NETWORKS INCORPORATED+                                                       17,006
           1,454  TECH DATA CORPORATION+                                                                65,997
           5,887  VISTEON CORPORATION                                                                   49,804
           1,742  W.W. GRAINGER INCORPORATED                                                           107,760

                                                                                                     2,192,409
                                                                                                  ------------

TOTAL COMMON STOCK (COST $205,683,758)                                                             229,508,337
                                                                                                  ------------

PRINCIPAL                                                       INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES - 22.67%

US TREASURY NOTES - 22.67%
$     34,760,000  US TREASURY NOTE<<                                   2.63%      05/15/2008        33,912,725
      11,495,000  US TREASURY NOTE<<                                   3.13       09/15/2008        11,358,497
       1,000,000  US TREASURY NOTE                                     4.75       11/15/2008         1,045,977
      14,780,000  US TREASURY NOTE<<                                   3.38       12/15/2008        14,699,168
      17,390,000  US TREASURY NOTE<<                                   2.63       03/15/2009        16,731,754
      26,000,000  US TREASURY NOTE<<                                   4.00       06/15/2009        26,387,972
       1,270,000  US TREASURY NOTE<<                                   6.00       08/15/2009         1,397,396
       9,700,000  US TREASURY NOTE<<                                   3.38       09/15/2009         9,568,516
       2,000,000  US TREASURY NOTE                                     3.50       11/15/2009         1,981,876

                                                                                                   117,083,881
                                                                                                  ------------

TOTAL US TREASURY SECURITIES (COST $117,257,953)                                                   117,083,881
                                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                 INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL FOR SECURITIES LENDING - 30.50%
                  COLLATERAL FOR SECURITY LENDING                                                 $157,591,441

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $157,591,441)                                        157,591,441
                                                                                                  ------------

SHORT-TERM INVESTMENTS - 2.41%

US TREASURY BILLS - 2.41%
      12,469,000  US TREASURY BILL^<<                                  1.96       12/23/2004        12,454,065
                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,454,065)                                                     12,454,065
                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $492,987,217)*                                     100.00%                                  $516,637,724
                                                         ------                                   ------------

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


24

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
COMMON STOCK - 60.46%

AMUSEMENT & RECREATION SERVICES - 0.16%
           4,957  CAESARS ENTERTAINMENT INCORPORATED+<<                                      $      93,192
           3,831  GAYLORD ENTERTAINMENT COMPANY+                                                   135,004
             985  HARRAH'S ENTERTAINMENT INCORPORATED                                               60,479
           4,710  INTERNATIONAL GAME TECHNOLOGY                                                    166,498

                                                                                                   455,173
                                                                                             -------------

APPAREL & ACCESSORY STORES - 0.27%
           1,741  ABERCROMBIE & FITCH COMPANY CLASS A                                               79,303
           2,232  CHICO'S FAS INCORPORATED+                                                         86,155
           7,245  GAP INCORPORATED                                                                 158,303
           3,009  KOHL'S CORPORATION+                                                              138,896
           4,601  LIMITED BRANDS                                                                   112,448
           2,067  NORDSTROM INCORPORATED                                                            90,431
           3,150  PAYLESS SHOESOURCE INCORPORATED+                                                  36,792
           2,595  ROSS STORES INCORPORATED                                                          69,806

                                                                                                   772,134
                                                                                             -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.41%
          15,265  BENETTON GROUP SPA ADR<<                                                         367,429
           1,992  JONES APPAREL GROUP INCORPORATED                                                  70,776
           2,026  LIZ CLAIBORNE INCORPORATED                                                        83,208
           1,770  VF CORPORATION                                                                    95,562
           9,656  WACOAL CORPORATION ADR<<                                                         538,814

                                                                                                 1,155,789
                                                                                             -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.06%
           3,123  AUTONATION INCORPORATED+                                                          57,838
             494  AUTOZONE INCORPORATED+<<                                                          42,287
           2,385  CARMAX INCORPORATED+<<                                                            66,422

                                                                                                   166,547
                                                                                             -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.37%
           1,725  CENTEX CORPORATION                                                                90,511
           3,222  D.R. HORTON INCORPORATED                                                         113,446
             667  KB HOME                                                                           58,623
           1,416  LENNAR CORPORATION CLASS A                                                        63,621
           1,533  PULTE HOMES INCORPORATED                                                          84,713
          32,439  SEKISUI HOUSE LIMITED<<                                                          358,801
           9,075  VIVENDI UNIVERSAL SA ADR+<<                                                      266,896

                                                                                                 1,036,611
                                                                                             -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.53%
           1,183  FASTENAL COMPANY                                                                  72,352
          22,116  HOME DEPOT INCORPORATED                                                          923,343

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
           7,779  LOWE'S COMPANIES INCORPORATED                                              $     430,412
           1,547  SHERWIN-WILLIAMS COMPANY                                                          68,996

                                                                                                 1,495,103
                                                                                             -------------

BUSINESS SERVICES - 3.80%
           6,723  3COM CORPORATION+                                                                 29,850
           2,619  ADOBE SYSTEMS INCORPORATED                                                       158,607
           1,414  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                83,680
           1,332  ARBITRON INCORPORATED+                                                            49,843
           3,176  ARIBA INCORPORATED+                                                               52,404
           2,009  AUTODESK INCORPORATED                                                            131,409
           5,861  AUTOMATIC DATA PROCESSING INCORPORATED                                           266,851
           5,783  BEA SYSTEMS INCORPORATED+                                                         46,727
           3,687  BMC SOFTWARE INCORPORATED+                                                        68,504
           3,999  CADENCE DESIGN SYSTEMS INCORPORATED+                                              54,946
          11,443  CENDANT CORPORATION                                                              259,413
           2,625  CERIDIAN CORPORATION+                                                             49,639
           1,955  CERTEGY INCORPORATED                                                              67,252
           1,569  CHOICEPOINT INCORPORATED+                                                         68,801
           3,134  CITRIX SYSTEMS INCORPORATED+                                                      73,994
           2,433  COGNEX CORPORATION                                                                62,771
           5,501  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                   167,946
           2,017  COMPUTER SCIENCES CORPORATION+                                                   109,120
           7,354  COMPUWARE CORPORATION+                                                            42,433
           2,193  CONVERGYS CORPORATION+<<                                                          32,610
           3,734  CSK CORPORATION                                                                  159,218
           1,677  DELUXE CORPORATION                                                                66,309
           5,518  DOUBLECLICK INCORPORATED+                                                         41,385
           1,144  DST SYSTEMS INCORPORATED+<<                                                       55,770
           5,457  EBAY INCORPORATED+                                                               613,640
           7,391  ECHELON CORPORATION+                                                              55,876
           4,048  EFUNDS CORPORATION+                                                               96,423
           3,032  ELECTRONIC ARTS INCORPORATED+                                                    148,265
           5,689  ELECTRONIC DATA SYSTEMS CORPORATION                                              127,718
           2,898  ELECTRONICS FOR IMAGING INCORPORATED+                                             48,484
           1,913  EQUIFAX INCORPORATED                                                              52,837
           1,970  FAIR ISAAC CORPORATION                                                            65,365
           2,021  FILENET CORPORATION+                                                              54,183
           8,764  FIRST DATA CORPORATION                                                           360,113
           2,173  FISERV INCORPORATED+                                                              83,682
           3,159  IMS HEALTH INCORPORATED                                                           71,299
               1  INFOSPACE INCORPORATED+                                                               31
           7,253  INTERNET CAPITAL GROUP INCORPORATED+                                              49,828
           4,877  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                    60,524
           1,917  INTUIT INCORPORATED+                                                              80,207
           4,224  KEANE INCORPORATED+<<                                                             65,472
           1,699  MACROMEDIA INCORPORATED+                                                          48,472
           1,714  MANPOWER INCORPORATED                                                             82,906
           2,855  MCAFEE INCORPORATED+                                                              82,509

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
BUSINESS SERVICES (continued)
           4,970  MENTOR GRAPHICS CORPORATION+                                               $      62,373
           1,543  MERCURY INTERACTIVE CORPORATION+<<                                                70,376
          88,738  MICROSOFT CORPORATION                                                          2,379,066
           2,420  MONSTER WORLDWIDE INCORPORATED+                                                   68,220
           6,137  MPS GROUP INCORPORATED+                                                           69,103
           1,466  NCR CORPORATION+                                                                  87,564
           3,077  NDCHEALTH CORPORATION                                                             58,094
           7,552  NOVELL INCORPORATED+                                                              46,067
           1,909  OMNICOM GROUP INCORPORATED                                                       154,629
          38,405  ORACLE CORPORATION+                                                              486,207
          10,280  PARAMETRIC TECHNOLOGY CORPORATION+                                                60,138
           4,437  PEOPLESOFT INCORPORATED+                                                         104,758
           8,085  REALNETWORKS INCORPORATED+                                                        50,935
           3,823  RED HAT INCORPORATED+<<                                                           55,357
          12,266  RENTOKIL INITIAL PLC ADR                                                         166,469
           4,049  REUTERS GROUP PLC ADR<<                                                          178,480
           3,568  ROBERT HALF INTERNATIONAL INCORPORATED                                            96,443
           2,728  RSA SECURITY INCORPORATED+                                                        57,697
           5,305  SAP AG<<                                                                         236,072
           6,631  SIEBEL SYSTEMS INCORPORATED+                                                      66,840
          33,570  SUN MICROSYSTEMS INCORPORATED+                                                   186,313
           3,514  SUNGARD DATA SYSTEMS INCORPORATED+                                                93,156
           2,883  SYBASE INCORPORATED+                                                              49,674
           3,662  SYMANTEC CORPORATION+                                                            233,672
           2,805  SYNOPSYS INCORPORATED+                                                            49,452
           1,603  TOTAL SYSTEM SERVICES INCORPORATED                                                41,438
           4,309  UNISYS CORPORATION+                                                               49,510
           3,743  VERISIGN INCORPORATED+                                                           123,145
           4,987  VERITAS SOFTWARE CORPORATION+                                                    109,215
           3,027  VIAD CORPORATION                                                                  72,618
           1,619  WEBSENSE INCORPORATED+                                                            77,809
           3,857  WPP GROUP PLC ADR<<                                                              211,788
          12,151  YAHOO! INCORPORATED+                                                             457,121

                                                                                                10,757,115
                                                                                             -------------

CHEMICALS & ALLIED PRODUCTS - 5.81%
          14,648  ABBOTT LABORATORIES                                                              614,630
           1,654  AIR PRODUCTS & CHEMICALS INCORPORATED                                             94,691
           5,189  AKZO NOBEL NV ADR                                                                214,773
           1,438  ALBERTO-CULVER COMPANY CLASS B                                                    66,579
          12,949  AMGEN INCORPORATED+                                                              777,458
           9,449  ASTRAZENECA PLC ADR<<                                                            372,196
             757  AVERY DENNISON CORPORATION                                                        44,406
           5,790  AVON PRODUCTS INCORPORATED                                                       217,357
           1,323  BARR LABORATORIES INCORPORATED+                                                   51,663
          18,010  BRISTOL-MYERS SQUIBB COMPANY                                                     423,235
           1,988  CABOT CORPORATION                                                                 74,848
           1,811  CHIRON CORPORATION+                                                               58,984
           8,532  CIBA SPECIALTY CHEMICALS                                                         310,309

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           5,180  COLGATE PALMOLIVE COMPANY                                                  $     238,228
           8,053  CROMPTON CORPORATION                                                              90,274
           9,310  DISCOVERY LABORATORIES INCORPORATED+<<                                            64,984
           9,510  DOW CHEMICAL COMPANY                                                             479,970
           8,572  DU PONT (E.I.) DE NEMOURS & COMPANY                                              388,483
           1,400  EASTMAN CHEMICAL COMPANY                                                          76,132
           2,656  ECOLAB INCORPORATED                                                               92,907
           5,630  EISAI COMPANY LIMITED ADR<<                                                      168,142
           9,583  ELI LILLY & COMPANY                                                              511,061
           1,857  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                       81,039
           3,964  FOREST LABORATORIES INCORPORATED+                                                154,477
           5,229  GENENTECH INCORPORATED+                                                          252,299
           2,866  GENZYME CORPORATION+                                                             160,525
           5,784  GILEAD SCIENCES INCORPORATED+                                                    199,317
          10,595  GILLETTE COMPANY                                                                 460,777
          13,859  GLAXOSMITHKLINE PLC ADR                                                          589,562
           2,581  HOSPIRA INCORPORATED+                                                             83,186
           1,179  IDEXX LABORATORIES INCORPORATED+                                                  60,836
           1,245  IMCLONE SYSTEMS INCORPORATED+                                                     52,564
          15,075  INKINE PHARMACEUTICAL COMPANY INCORPORATED+                                       78,918
           2,370  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                   95,985
           3,299  IVAX CORPORATION+<<                                                               51,497
           3,652  KING PHARMACEUTICALS INCORPORATED+                                                45,467
           1,497  LUBRIZOL CORPORATION                                                              51,721
           3,487  LYONDELL CHEMICAL COMPANY                                                         97,845
           3,769  MEDIMMUNE INCORPORATED+                                                          100,255
          21,304  MERCK & COMPANY INCORPORATED                                                     596,938
           3,297  MILLENNIUM CHEMICALS INCORPORATED+                                                87,634
           6,277  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                          79,216
           3,528  MONSANTO COMPANY                                                                 162,359
           4,504  MOSAIC COMPANY+<<                                                                 78,279
           3,419  MYLAN LABORATORIES INCORPORATED<<                                                 62,089
          12,138  NOVARTIS AG ADR                                                                  583,231
           3,757  NOVO NORDISK A/S ADR                                                             199,309
           5,592  OLIN CORPORATION                                                                 126,882
           1,497  OSI PHARMACEUTICALS INCORPORATED+                                                 71,227
          74,728  PFIZER INCORPORATED                                                            2,075,197
          19,845  PHARMOS CORPORATION+                                                              79,380
           1,329  PPG INDUSTRIES INCORPORATED                                                       89,668
           3,165  PRAXAIR INCORPORATED                                                             142,108
          24,197  PROCTER & GAMBLE COMPANY                                                       1,294,056
           4,373  ROCHE HOLDING AG ADR                                                             461,165
           1,611  ROHM & HAAS COMPANY                                                               71,029
           9,441  SANOFI-AVENTIS ADR<<                                                             356,492
          14,887  SCHERING-PLOUGH CORPORATION                                                      265,733
           1,907  SEPRACOR INCORPORATED+<<                                                          84,881
          16,269  SHISEIDO COMPANY LIMITED                                                         224,581
             848  SIGMA-ALDRICH CORPORATION                                                         50,651
          20,359  SYNGENTA AG ADR+<<                                                               432,629
           4,493  TANOX INCORPORATED+<<                                                             62,228

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           2,508  VALEANT PHARMACEUTICALS INTERNATIONAL                                      $      60,719
           1,055  VALSPAR CORPORATION                                                               50,872
           1,650  WATSON PHARMACEUTICALS INCORPORATED+                                              47,932
          12,700  WYETH                                                                            506,349

                                                                                                16,450,414
                                                                                             -------------

COAL MINING - 0.09%
           2,944  MASSEY ENERGY COMPANY<<                                                          103,393
           3,482  PENN VIRGINIA CORPORATION                                                        151,328

                                                                                                   254,721
                                                                                             -------------

COMMUNICATIONS - 3.34%
           1,791  ADTRAN INCORPORATED                                                               40,136
           3,147  ALLTEL CORPORATION                                                               178,403
           4,912  AMERICAN TOWER CORPORATION CLASS A+                                               89,055
           1,841  ANIXTER INTERNATIONAL INCORPORATED+<<                                             69,461
           8,755  AT&T CORPORATION                                                                 160,217
           6,664  AVAYA INCORPORATED+                                                              109,423
          18,561  BELLSOUTH CORPORATION                                                            497,806
           3,458  BRITISH SKY BROADCASTING GROUP PLC ADR                                           147,207
           7,457  BT GROUP PLC ADR                                                                 277,922
           3,962  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                       84,589
           2,049  CENTURYTEL INCORPORATED                                                           67,453
           9,554  CINCINNATI BELL INCORPORATED+<<                                                   34,394
           5,967  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                        200,969
          23,183  COMCAST CORPORATION CLASS A+                                                     696,417
           2,447  COX COMMUNICATIONS INCORPORATED CLASS A+                                          84,837
          17,104  DEUTSCHE TELEKOM AG ADR+<<                                                       362,947
           8,974  DIRECTV GROUP INCORPORATED+                                                      143,494
           3,501  ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                     114,798
           7,950  FRANCE TELECOM SA ADR                                                            249,471
           1,305  GLOBAL PAYMENTS INCORPORATED                                                      71,984
           3,859  HEARST-ARGYLE TELEVISION INCORPORATED                                             99,176
           4,029  IAC INTERACTIVECORP+                                                              99,476
           3,067  LAGARDERE SCA ADR                                                                218,891
           2,717  LIBERTY MEDIA INTERNATIONAL INCORPORATED CLASS A+                                116,994
          11,266  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                      320,630
           9,849  NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR                                   220,519
           1,663  NTL INCORPORATED+                                                                115,712
          13,214  NTT DOCOMO INCORPORATED ADR                                                      229,395
           4,764  REED ELSEVIER PLC ADR<<                                                          175,458
          32,605  SBC COMMUNICATIONS INCORPORATED                                                  820,668
          16,473  SPRINT CORPORATION-FON GROUP                                                     375,749
           8,701  TDC A/S ADR                                                                      178,371
          11,102  TELEFONICA SA ADR<<                                                              583,410
           1,139  TELEPHONE & DATA SYSTEMS INCORPORATED                                             88,273
          27,546  VERIZON COMMUNICATIONS INCORPORATED                                            1,135,722

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
COMMUNICATIONS (continued)
          36,924  VODAFONE GROUP PLC ADR                                                     $   1,006,917

                                                                                                 9,466,344
                                                                                             -------------

DEPOSITORY INSTITUTIONS - 7.20%
          13,081  ABN AMRO HOLDING NV ADR                                                          322,054
           6,385  ALLIED IRISH BANKS PLC ADR                                                       248,951
           4,395  AMSOUTH BANCORPORATION                                                           113,962
           3,973  ASSOCIATED BANC-CORP                                                             132,023
          30,604  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                           501,294
          37,243  BANCO SANTANDER CENTRAL HISPANO SA ADR                                           446,544
          39,008  BANK OF AMERICA CORPORATION                                                    1,804,900
           2,277  BANK OF HAWAII CORPORATION                                                       110,548
           8,511  BANK OF NEW YORK COMPANY INCORPORATED                                            280,097
           2,608  BANKNORTH GROUP INCORPORATED                                                      93,810
          11,319  BARCLAYS PLC ADR<<                                                               471,097
           7,776  BAYERISCHE HYPO-UND VEREINSBANK AG ADR+                                          173,416
           5,687  BB&T CORPORATION                                                                 241,413
           7,924  BERKSHIRE HILLS BANCORP INCORPORATED                                             289,226
          11,172  BNP PARIBAS SA ADR<<                                                             388,277
           4,785  CHITTENDEN CORPORATION                                                           141,062
          49,230  CITIGROUP INCORPORATED                                                         2,203,042
           1,112  CITY NATIONAL CORPORATION                                                         76,061
           1,664  COMERICA INCORPORATED                                                            102,336
           1,481  COMMERCE BANCSHARES INCORPORATED                                                  72,411
           4,949  COMMERCIAL CAPITAL BANCORPORATION INCORPORATED<<                                 118,083
           5,571  COMMERCIAL FEDERAL CORPORATION                                                   162,283
           5,873  COMMUNITY BANK SYSTEM INCORPORATED                                               162,682
           2,548  COMPASS BANCSHARES INCORPORATED                                                  118,635
           3,992  DEUTSCHE BANK AG<<                                                               338,522
           1,317  DOWNEY FINANCIAL CORPORATION                                                      76,044
           4,534  FIFTH THIRD BANCORP                                                              228,332
           1,373  FIRST HORIZON NATIONAL CORPORATION                                                60,000
           2,040  FIRSTFED FINANCIAL CORPORATION+                                                  107,345
             762  GOLDEN WEST FINANCIAL CORPORATION                                                 90,861
           8,708  HBOS PLC ADR<<                                                                   365,781
           3,733  HIBERNIA CORPORATION CLASS A<<                                                   107,958
           9,675  HSBC HOLDINGS PLC ADR<<                                                          826,051
           3,480  HUNTINGTON BANCSHARES INCORPORATED                                                84,425
           5,600  HYPO REAL ESTATE HOLDING AG ADR+                                                 216,954
           4,808  IBERIABANK CORPORATION                                                           310,597
          35,352  JP MORGAN CHASE & COMPANY                                                      1,331,003
           4,109  KEYCORP                                                                          136,789
          10,122  LLOYDS TSB GROUP PLC ADR<<                                                       329,167
             750  M&T BANK CORPORATION                                                              79,058
           2,753  MARSHALL & ILSLEY CORPORATION                                                    114,773
           3,708  MELLON FINANCIAL CORPORATION                                                     108,348
           1,778  MERCANTILE BANKSHARES CORPORATION                                                 91,567
           3,467  NATIONAL AUSTRALIA BANK LIMITED<<                                                376,204
          70,804  NATIONAL BANK OF GREECE SA ADR<<                                                 435,445

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
DEPOSITORY INSTITUTIONS (continued)
           6,575  NATIONAL CITY CORPORATION                                                  $     243,801
           4,102  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                         81,138
           4,653  NORTH FORK BANCORPORATION INCORPORATED                                           134,006
           2,505  NORTHERN TRUST CORPORATION                                                       117,835
           1,091  PARK NATIONAL CORPORATION                                                        148,417
           6,865  PENNROCK FINANCIAL SERVICES CORPORATION                                          277,964
           2,006  PNC FINANCIAL SERVICES GROUP                                                     109,126
           5,438  POPULAR INCORPORATED                                                             144,107
           5,363  REGIONS FINANCIAL CORPORATION                                                    187,651
          13,597  SAN PAOLO-IMI SPA                                                                373,782
           4,039  SKY FINANCIAL GROUP INCORPORATED                                                 116,969
          16,744  SOCIETE GENERALE                                                                 323,343
           3,370  STATE STREET CORPORATION                                                         150,167
           2,704  SUNTRUST BANKS INCORPORATED                                                      192,795
           4,125  SYNOVUS FINANCIAL CORPORATION                                                    111,375
           2,581  TCF FINANCIAL CORPORATION                                                         79,779
           4,753  TRUSTMARK CORPORATION                                                            146,392
          20,145  US BANCORP                                                                       596,896
           4,423  VALLEY NATIONAL BANCORP                                                          123,711
          15,245  WACHOVIA CORPORATION                                                             788,929
           4,796  WASHINGTON FEDERAL INCORPORATED                                                  129,348
           6,160  WASHINGTON MUTUAL INCORPORATED                                                   250,774
           1,067  WEBSTER FINANCIAL CORPORATION                                                     53,403
           7,621  WESTPAC BANKING CORPORATION ADR                                                  545,130
           2,570  WILMINGTON TRUST CORPORATION                                                      92,906
           3,748  WINTRUST FINANCIAL CORPORATION                                                   224,280
             872  ZIONS BANCORPORATION                                                              57,988

                                                                                                20,391,443
                                                                                             -------------

EATING & DRINKING PLACES - 0.34%
           1,549  BRINKER INTERNATIONAL INCORPORATED+                                               52,867
           2,322  CHEESECAKE FACTORY INCORPORATED+<<                                               113,523
           2,319  DARDEN RESTAURANTS INCORPORATED                                                   63,216
           3,331  JACK IN THE BOX INCORPORATED+                                                    125,845
          12,266  MCDONALD'S CORPORATION                                                           377,057
           1,388  OUTBACK STEAKHOUSE INCORPORATED                                                   60,100
           1,049  WENDY'S INTERNATIONAL INCORPORATED                                                37,418
           3,126  YUM! BRANDS INCORPORATED                                                         141,920

                                                                                                   971,946
                                                                                             -------------

EDUCATIONAL SERVICES - 0.09%
           2,134  APOLLO GROUP INCORPORATED CLASS A+                                               170,080
           1,964  CAREER EDUCATION CORPORATION+                                                     76,399

                                                                                                   246,479
                                                                                             -------------

ELECTRIC, GAS & SANITARY SERVICES - 2.75%
           9,607  AES CORPORATION+                                                                 117,590

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
           2,118  AMEREN CORPORATION                                                         $     102,554
           4,352  AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                   148,708
           7,745  BG GROUP PLC ADR<<                                                               272,547
          14,347  CALPINE CORPORATION+<<                                                            55,666
           4,177  CENTERPOINT ENERGY INCORPORATED                                                   46,615
           2,088  CINERGY CORPORATION                                                               86,422
          52,977  CLP HOLDINGS LIMITED                                                             304,538
           1,711  CONSOLIDATED EDISON INCORPORATED                                                  75,027
           2,253  CONSTELLATION ENERGY GROUP INCORPORATED                                           98,456
           2,356  DOMINION RESOURCES INCORPORATED                                                  154,247
           9,862  DUKE ENERGY CORPORATION                                                          249,311
           4,649  E.ON AG                                                                          391,120
           4,421  EDISON INTERNATIONAL                                                             141,030
           9,357  EL PASO CORPORATION                                                               97,687
           2,223  ENTERGY CORPORATION                                                              144,095
           7,284  EXELON CORPORATION                                                               303,816
           3,797  FIRSTENERGY CORPORATION                                                          160,347
           1,406  FPL GROUP INCORPORATED                                                            98,884
         179,323  HONG KONG & CHINA GAS COMPANY LIMITED ADR                                        370,141
          61,664  HONG KONG ELECTRIC HOLDINGS LIMITED ADR                                          276,760
           6,554  INTERNATIONAL POWER PLC+<<                                                       193,409
           1,396  KINDER MORGAN INCORPORATED                                                        96,743
           2,204  NATIONAL FUEL GAS COMPANY                                                         62,153
           6,475  NATIONAL GRID TRANSCO PLC                                                        297,721
           3,496  NISOURCE INCORPORATED                                                             76,178
           1,591  NSTAR                                                                             80,584
           1,257  PEOPLES ENERGY CORPORATION                                                        56,087
           4,258  PG&E CORPORATION+                                                                141,621
           1,716  PINNACLE WEST CAPITAL CORPORATION                                                 75,847
           2,738  PPL CORPORATION                                                                  142,239
           2,076  PROGRESS ENERGY INCORPORATED                                                      91,157
           2,133  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                      93,831
           7,196  RELIANT RESOURCES INCORPORATED+<<                                                 85,489
           7,764  RWE AG                                                                           413,265
           1,892  SCANA CORPORATION                                                                 72,501
           7,361  SCOTTISH POWER PLC                                                               218,916
           2,684  SEMPRA ENERGY                                                                     99,254
           4,662  SOUTH JERSEY INDUSTRIES INCORPORATED                                             239,673
           6,576  SOUTHERN COMPANY                                                                 215,627
           2,763  TEXAS GENCO HOLDINGS INCORPORATED                                                129,447
           3,849  TXU CORPORATION                                                                  241,794
           2,817  UGI CORPORATION                                                                  114,314
          15,238  UNITED UTILITIES PLC<<                                                           332,341
           4,414  WASTE MANAGEMENT INCORPORATED                                                    131,581
           6,791  WILLIAMS COMPANIES INCORPORATED                                                  113,206
           3,180  WPS RESOURCES CORPORATION                                                        153,753
           6,748  XCEL ENERGY INCORPORATED                                                         121,869

                                                                                                 7,786,161
                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.23%
           6,815  ADAPTEC INCORPORATED+                                                      $      53,157
           2,490  ADVANCED FIBRE COMMUNICATIONS INCORPORATED+                                       40,711
           5,164  ADVANCED MICRO DEVICES INCORPORATED+                                             109,890
           4,475  ALCATEL SA ADR+                                                                   69,541
           4,284  ALTERA CORPORATION+                                                               97,161
           2,751  AMERICAN POWER CONVERSION CORPORATION                                             58,156
           3,723  ANALOG DEVICES INCORPORATED                                                      137,565
           3,844  ANDREW CORPORATION+<<                                                             54,585
           6,998  APPLIED MICRO CIRCUITS CORPORATION+                                               25,753
           4,104  AVX CORPORATION                                                                   51,669
           3,180  BROADCOM CORPORATION CLASS A+<<                                                  103,414
           5,125  CANON INCORPORATED ADR                                                           257,121
          11,042  CHARTERED SEMICONDUCTOR+<<                                                        68,681
           3,400  COMVERSE TECHNOLOGY INCORPORATED+                                                 72,318
           1,709  CREE INCORPORATED+<<                                                              61,148
           3,168  CYPRESS SEMICONDUCTOR+                                                            31,205
           3,342  DITECH COMMUNICATIONS CORPORATION+                                                52,670
           2,549  EMERSON ELECTRIC COMPANY                                                         170,324
           7,663  GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                      41,763
         102,094  GENERAL ELECTRIC COMPANY                                                       3,610,044
           1,200  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                     147,420
           1,277  HARRIS CORPORATION                                                                84,525
           1,770  IMATION CORPORATION                                                               57,012
           6,653  INFINEON TECHNOLOGIES AG ADR+                                                     73,183
           3,864  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                        43,856
          61,406  INTEL CORPORATION                                                              1,372,424
          15,650  INTERNATIONAL BUSINESS MACHINES CORPORATION                                    1,474,856
           1,365  INTERNATIONAL RECTIFIER CORPORATION+                                              57,794
           2,700  INTERSIL CORPORATION CLASS A                                                      43,470
           2,808  JABIL CIRCUIT INCORPORATED+                                                       70,368
          15,584  JDS UNIPHASE CORPORATION+                                                         49,401
           1,955  KLA-TENCOR CORPORATION+<<                                                         88,092
           8,649  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                             222,625
           1,459  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                         108,579
           8,592  LATTICE SEMICONDUCTOR CORPORATION+                                                45,864
           2,117  LINEAR TECHNOLOGY CORPORATION                                                     80,785
           5,937  LSI LOGIC CORPORATION+                                                            31,407
          46,626  LUCENT TECHNOLOGIES INCORPORATED+                                                183,240
          18,525  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                               276,022
           3,078  MAXIM INTEGRATED PRODUCTS INCORPORATED                                           126,075
           1,776  MAYTAG CORPORATION                                                                35,698
           7,976  MCDATA CORPORATION CLASS A+                                                       45,064
           2,475  MICROCHIP TECHNOLOGY INCORPORATED                                                 69,746
           5,829  MICRON TECHNOLOGY INCORPORATED+                                                   64,585
          26,534  MINEBEA COMPANY LIMITED ADR                                                      213,729
           2,067  MOLEX INCORPORATED<<                                                              56,987
          23,712  MOTOROLA INCORPORATED                                                            456,693
           5,940  MYKROLIS CORPORATION+                                                             72,824
           4,493  NATIONAL SEMICONDUCTOR CORPORATION<<                                              69,462
           4,346  NETWORK APPLIANCE INCORPORATED+                                                  131,075

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           4,851  NIDEC CORPORATION ADR                                                      $     142,668
          18,073  NOKIA OYJ ADR                                                                    292,240
           2,005  NOVELLUS SYSTEMS INCORPORATED+                                                    54,015
           3,628  NVIDIA CORPORATION+                                                               69,404
           7,140  OMRON CORPORATION                                                                163,575
           6,447  PIONEER CORPORATION                                                              121,075
           1,700  QLOGIC CORPORATION+                                                               58,463
          16,875  QUALCOMM INCORPORATED                                                            702,338
           6,670  RF MICRO DEVICES INCORPORATED+<<                                                  46,423
           2,694  ROCKWELL COLLINS INCORPORATED                                                    107,383
           8,467  SANMINA-SCI CORPORATION+                                                          74,764
           7,066  SANYO ELECTRIC CO LIMITED<<                                                      115,812
           2,579  SCIENTIFIC-ATLANTA INCORPORATED                                                   76,390
           1,236  SILICON LABORATORIES INCORPORATED+                                                37,253
          13,390  SOLECTRON CORPORATION+                                                            83,688
           6,615  SONY CORPORATION ADR                                                             240,521
           9,708  SPATIALIGHT INCORPORATED+<<                                                       87,081
           3,512  STMICROELECTRONICS NV NY SHARES                                                   70,240
           1,831  TDK CORPORATION ADR                                                              130,770
          10,107  TELEFONAKTIEBOLAGET LM ERICSSON ADR+<<                                           336,058
           5,920  TELLABS INCORPORATED+                                                             50,616
          16,965  TEXAS INSTRUMENTS INCORPORATED                                                   410,214
           2,101  THOMAS & BETTS CORPORATION+                                                       66,476
           1,601  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                           56,868
           2,761  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                            40,338
             373  WHIRLPOOL CORPORATION                                                             24,077
           3,841  XILINX INCORPORATED                                                              119,916

                                                                                                14,798,403
                                                                                             -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.29%
           2,606  AFFYMETRIX INCORPORATED+<<                                                        88,474
           3,758  CELGENE CORPORATION+                                                             103,044
           1,373  CEPHALON INCORPORATED+<<                                                          65,259
           1,207  FLUOR CORPORATION                                                                 62,643
           1,686  MOODY'S CORPORATION                                                              136,145
           3,103  PAYCHEX INCORPORATED                                                             102,895
           1,135  QUEST DIAGNOSTICS INCORPORATED                                                   106,406
           6,058  SERVICEMASTER COMPANY                                                             79,784
           4,399  TELIK INCORPORATED+<<                                                             84,065

                                                                                                   828,715
                                                                                             -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.26%
           2,618  BALL CORPORATION                                                                 117,103
           2,152  CRANE COMPANY                                                                     65,119
           1,758  FORTUNE BRANDS INCORPORATED                                                      137,968
           2,477  ILLINOIS TOOL WORKS INCORPORATED                                                 233,408

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
           5,028  MASCO CORPORATION                                                          $     177,338

                                                                                                   730,936
                                                                                             -------------

FINANCIAL SERVICES - 0.03%
           4,503  JANUS CAPITAL GROUP INCORPORATED<<                                                74,525
                                                                                             -------------

FOOD & KINDRED PRODUCTS - 1.93%
             367  ADOLPH COORS COMPANY CLASS B                                                      27,488
           4,363  ANHEUSER-BUSCH COMPANIES INCORPORATED                                            218,543
           7,000  ARCHER-DANIELS-MIDLAND COMPANY                                                   148,400
           8,561  CADBURY SCHWEPPES PLC ADR<<                                                      308,196
           2,171  CAMPBELL SOUP COMPANY                                                             61,939
          18,789  COCA COLA COMPANY                                                                738,595
           2,983  COCA COLA ENTERPRISES INCORPORATED                                                62,046
          45,286  COMPASS GROUP PLC<<                                                              198,448
           4,617  CONAGRA FOODS INCORPORATED                                                       124,890
           3,334  DEL MONTE FOODS COMPANY+                                                          36,174
           5,897  DIAGEO PLC ADR<<                                                                 332,237
           3,141  FLOWERS FOODS INCORPORATED                                                        95,895
           1,640  GENERAL MILLS INCORPORATED                                                        74,603
          16,383  GROUPE DANONE ADR                                                                291,617
           2,887  HANSEN NATURAL CORPORATION+                                                       97,581
           1,914  HERSHEY FOODS CORPORATION                                                         99,145
           2,317  HJ HEINZ COMPANY                                                                  86,100
           1,794  HORMEL FOODS CORPORATION                                                          54,914
           1,228  JM SMUCKER COMPANY                                                                55,849
           2,877  KELLOGG COMPANY                                                                  125,725
          23,759  KIRIN BREWERY COMPANY LIMITED                                                    229,274
           1,883  KRAFT FOODS INCORPORATED CLASS A                                                  64,399
           1,886  MCCORMICK & COMPANY INCORPORATED                                                  68,745
           8,814  NESTLE SA ADR<<                                                                  566,415
           2,497  PEPSI BOTTLING GROUP INCORPORATED                                                 69,966
           2,752  PEPSIAMERICAS INCORPORATED                                                        58,095
          15,470  PEPSICO INCORPORATED                                                             772,108
           7,962  SARA LEE CORPORATION                                                             186,948
           1,886  SMITHFIELD FOODS INCORPORATED+                                                    54,788
           3,100  TYSON FOODS INCORPORATED CLASS A                                                  50,809
           1,418  WM WRIGLEY JR COMPANY<<                                                           97,558

                                                                                                 5,457,490
                                                                                             -------------

FOOD STORES - 0.58%
           2,684  ALBERTSON'S INCORPORATED<<                                                        67,905
           9,223  COLES MYER LIMITED ADR                                                           574,500
          19,002  KONINKLIJKE AHOLD NV ADR+                                                        139,475
           5,403  KROGER COMPANY+                                                                   87,420
           4,945  STARBUCKS CORPORATION+                                                           278,206
          23,513  TESCO PLC ADR<<                                                                  406,528
             784  WHOLE FOODS MARKET INCORPORATED                                                   71,164

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
FOOD STORES (continued)
           6,074  WINN-DIXIE STORES INCORPORATED+<<                                          $      24,296

                                                                                                 1,649,494
                                                                                             -------------

FORESTRY - 0.03%
           1,317  WEYERHAEUSER COMPANY                                                              86,922
                                                                                             -------------

FURNITURE & FIXTURES - 0.18%
           1,564  ETHAN ALLEN INTERIORS INCORPORATED                                                61,700
           1,961  HERMAN MILLER INCORPORATED                                                        48,168
           1,009  HILLENBRAND INDUSTRIES INCORPORATED                                               55,495
           1,327  HNI CORPORATION                                                                   56,252
           4,306  HOOKER FURNITURE CORPORATION                                                     100,545
           3,438  LEGGETT & PLATT INCORPORATED                                                     102,624
           3,203  NEWELL RUBBERMAID INCORPORATED                                                    73,925

                                                                                                   498,709
                                                                                             -------------

GENERAL MERCHANDISE STORES - 0.44%
           3,454  BIG LOTS INCORPORATED+                                                            40,066
           1,811  BJ'S WHOLESALE CLUB INCORPORATED+<<                                               53,769
           3,684  DOLLAR GENERAL CORPORATION                                                        72,759
           1,880  FAMILY DOLLAR STORES INCORPORATED                                                 55,084
           1,635  FEDERATED DEPARTMENT STORES INCORPORATED                                          89,598
           2,731  JC PENNEY COMPANY INCORPORATED                                                   105,417
           2,847  MAY DEPARTMENT STORES COMPANY                                                     80,058
           3,174  SAKS INCORPORATED+<<                                                              44,150
           2,010  SEARS ROEBUCK & COMPANY                                                          104,580
           9,177  TARGET CORPORATION                                                               470,046
           5,451  TJX COMPANIES INCORPORATED                                                       128,316

                                                                                                 1,243,843
                                                                                             -------------

HEALTH SERVICES - 0.39%
           4,554  BIOGEN IDEC INCORPORATED+                                                        267,229
           5,552  CAREMARK RX INCORPORATED+                                                        198,540
           2,973  FIRST HEALTH GROUP CORPORATION+                                                   52,979
           4,153  HCA INCORPORATED                                                                 163,711
           3,281  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                72,477
           2,187  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                      104,867
           2,067  LIFEPOINT HOSPITALS INCORPORATED+                                                 76,024
           5,900  TENET HEALTHCARE CORPORATION+<<                                                   64,015
           1,915  TRIAD HOSPITALS INCORPORATED+                                                     70,261
             981  UNIVERSAL HEALTH SERVICES CLASS B                                                 44,655

                                                                                                 1,114,758
                                                                                             -------------

HOLDING & OTHER INVESTMENT OFFICES - 1.29%
           1,541  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                     110,644
             929  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                 33,788
           2,397  ARCHSTONE-SMITH TRUST                                                             87,490

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
           2,954  ARDEN REALTY INCORPORATED                                                  $     106,344
             968  AVALONBAY COMMUNITIES INCORPORATED<<                                              68,825
          10,167  BEDFORD PROPERTY INVESTORS                                                       283,659
             729  BOSTON PROPERTIES INCORPORATED                                                    43,871
           2,836  CARRAMERICA REALTY CORPORATION                                                    91,858
           1,182  CBL & ASSOCIATES PROPERTIES INCORPORATED<<                                        86,629
          11,957  CEDAR SHOPPING CENTERS INCORPORATED                                              162,615
           2,089  CENTERPOINT PROPERTIES                                                            97,870
           4,104  CRESCENT REAL ESTATE EQUITIES COMPANY                                             74,282
           1,593  DUKE REALTY CORPORATION                                                           55,038
           6,432  ENTERTAINMENT PROPERTIES TRUST                                                   275,997
           1,593  EQUITY OFFICE PROPERTIES TRUST                                                    43,728
           1,463  EQUITY RESIDENTIAL                                                                49,318
           3,016  GENERAL GROWTH PROPERTIES INCORPORATED                                           103,479
           3,304  HIGHWOODS PROPERTIES INCORPORATED                                                 85,474
           3,572  HOST MARRIOTT CORPORATION                                                         55,938
           1,026  ISTAR FINANCIAL INCORPORATED                                                      45,041
           5,252  KILROY REALTY CORPORATION                                                        212,286
           1,177  KIMCO REALTY CORPORATION                                                          66,948
           5,481  LASALLE HOTEL PROPERTIES                                                         168,267
           1,218  MACK-CALI REALTY CORPORATION                                                      53,275
          34,941  MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED ADR<<                              331,241
           1,191  PAN PACIFIC RETAIL PROPERTY                                                       70,626
           3,069  PLUM CREEK TIMBER COMPANY                                                        113,553
             645  PUBLIC STORAGE INCORPORATED                                                       34,430
             746  SIMON PROPERTY GROUP INCORPORATED                                                 46,312
           7,049  SOVRAN SELF STORAGE INCORPORATED                                                 297,750
           5,012  TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                     251,151
             717  VORNADO REALTY TRUST                                                              52,700

                                                                                                 3,660,427
                                                                                             -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.18%
           3,561  BED BATH & BEYOND INCORPORATED+<<                                                142,184
           3,125  BEST BUY COMPANY INCORPORATED                                                    176,187
           4,276  CIRCUIT CITY STORES INCORPORATED                                                  66,663
           2,454  PIER 1 IMPORTS INCORPORATED                                                       44,761
           2,274  RADIO SHACK CORPORATION                                                           71,790

                                                                                                   501,585
                                                                                             -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.27%
          15,198  ACCOR SA ADR                                                                     323,787
           4,340  HILTON HOTELS CORPORATION                                                         89,665
             930  MANDALAY RESORT GROUP                                                             64,821
           1,926  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                      109,493
           1,023  MGM MIRAGE+<<                                                                     59,641
           2,334  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                 122,045

                                                                                                   769,452
                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.67%
           6,536  3M COMPANY                                                                 $     520,200
           2,413  AMERICAN STANDARD COMPANIES INCORPORATED+                                         93,962
           4,314  APPLE COMPUTER INCORPORATED+                                                     289,254
          15,930  APPLIED MATERIALS INCORPORATED+                                                  265,075
           5,545  AXCELIS TECHNOLOGIES INCORPORATED+                                                40,479
           2,197  BAKER HUGHES INCORPORATED                                                         97,393
           1,302  BLACK & DECKER CORPORATION                                                       109,485
           7,945  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                      55,059
           3,187  CATERPILLAR INCORPORATED                                                         291,770
           1,091  CDW CORPORATION                                                                   71,701
           7,072  CIRRUS LOGIC INCORPORATED+                                                        41,937
          66,314  CISCO SYSTEMS INCORPORATED+                                                    1,240,735
             574  COOPER CAMERON CORPORATION+                                                       29,957
           2,241  DEERE & COMPANY                                                                  160,747
          24,628  DELL INCORPORATED+                                                               997,927
             598  DIEBOLD INCORPORATED                                                              31,814
           2,185  DOVER CORPORATION                                                                 88,383
          24,977  EMC CORPORATION+                                                                 335,191
           7,570  GATEWAY INCORPORATED+                                                             51,552
           4,099  GRANT PRIDECO INCORPORATED+                                                       88,333
           2,873  HITACHI LIMITED ADR                                                              184,734
           6,415  JUNIPER NETWORKS INCORPORATED+<<                                                 176,605
           6,697  KOMATSU LIMITED ADR                                                              182,678
           2,316  LAM RESEARCH CORPORATION+<<                                                       60,239
           1,320  LEXMARK INTERNATIONAL INCORPORATED+                                              112,068
          22,356  MAKITA CORPORATION                                                               347,859
           7,638  MAXTOR CORPORATION+                                                               29,177
          19,642  NEC CORPORATION ADR                                                              108,227
           3,332  NORDSON CORPORATION                                                              126,816
           2,818  PALL CORPORATION                                                                  76,340
           1,445  PALMONE INCORPORATED+<<                                                           50,633
           1,598  PARKER HANNIFIN CORPORATION                                                      119,530
           1,398  PITNEY BOWES INCORPORATED                                                         61,191
           2,542  SANDISK CORPORATION+                                                              57,398
           5,456  SIEMENS AG<<                                                                     435,498
           1,450  SMITH INTERNATIONAL INCORPORATED+<<                                               87,827
           1,248  SPX CORPORATION                                                                   51,305
           1,934  STANLEY WORKS                                                                     90,434
           2,508  STORAGE TECHNOLOGY CORPORATION+                                                   73,083
           4,675  SYMBOL TECHNOLOGIES INCORPORATED                                                  70,873
           2,929  TRANSACT TECHNOLOGIES INCORPORATED+                                               65,463
           2,218  VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                            93,333

                                                                                                 7,562,265
                                                                                             -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.22%
           3,916  AON CORPORATION                                                                   82,706
             741  JEFFERSON-PILOT CORPORATION                                                       36,450
           5,852  MARSH & MCLENNAN COMPANIES INCORPORATED                                          167,309
           3,215  MEDCO HEALTH SOLUTIONS INCORPORATED+                                             121,270


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
INSURANCE AGENTS, BROKERS & SERVICE (continued)
           4,366  METLIFE INCORPORATED                                                       $     170,274
           3,436  UNUMPROVIDENT CORPORATION<<                                                       53,498

                                                                                                   631,507
                                                                                             -------------

INSURANCE CARRIERS - 2.61%
           4,414  21ST CENTURY INSURANCE GROUP                                                      57,294
           8,293  AEGON NV<<                                                                       102,750
           1,711  AETNA INCORPORATED                                                               202,771
           4,541  AFLAC INCORPORATED                                                               170,832
             208  ALLEGHANY CORPORATION+                                                            58,775
          21,523  ALLIANZ AG ADR<<                                                                 269,468
           1,522  ALLMERICA FINANCIAL CORPORATION+                                                  49,541
           5,469  ALLSTATE CORPORATION                                                             276,184
             830  AMBAC FINANCIAL GROUP INCORPORATED                                                67,504
           1,733  AMERICAN FINANCIAL GROUP INCORPORATED<<                                           54,555
          22,423  AMERICAN INTERNATIONAL GROUP INCORPORATED                                      1,420,497
           2,999  AMERICAN MEDICAL SECURITY GROUP INCORPORATED+                                     96,958
             231  AMERICAN NATIONAL INSURANCE COMPANY                                               23,481
           1,460  AMERUS GROUP COMPANY                                                              63,612
           1,555  ANTHEM INCORPORATED+                                                             157,568
          10,195  AXA ADR<<                                                                        239,073
           1,544  CHUBB CORPORATION                                                                117,668
           1,375  CIGNA CORPORATION                                                                 96,277
           1,623  CINCINNATI FINANCIAL CORPORATION                                                  72,710
           2,795  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                   178,880
           1,902  HEALTH NET INCORPORATED+                                                          51,772
          14,198  ING GROEP NV ADR                                                                 389,451
           1,810  LINCOLN NATIONAL CORPORATION                                                      83,296
           1,464  LOEWS CORPORATION                                                                102,348
             175  MARKEL CORPORATION+<<                                                             56,350
           1,286  MBIA INCORPORATED                                                                 77,109
             918  MERCURY GENERAL CORPORATION                                                       52,051
             975  MGIC INVESTMENT CORPORATION                                                       66,300
           4,117  MILLEA HOLDINGS INCORPORATED                                                     291,772
           2,008  OLD REPUBLIC INTERNATIONAL CORPORATION                                            50,180
           1,795  PACIFICARE HEALTH SYSTEMS INCORPORATED+<<                                         86,878
           1,012  PMI GROUP INCORPORATED                                                            41,674
           3,452  PRINCIPAL FINANCIAL GROUP INCORPORATED                                           130,071
           2,124  PROGRESSIVE CORPORATION                                                          193,263
           1,849  PROTECTIVE LIFE CORPORATION                                                       77,381
           5,158  PRUDENTIAL FINANCIAL INCORPORATED                                                252,484
           1,080  RADIAN GROUP INCORPORATED                                                         55,350
           2,957  RLI CORPORATION                                                                  123,159
           1,509  SAFECO CORPORATION                                                                73,141
           5,989  ST. PAUL COMPANIES INCORPORATED                                                  218,479
             844  TORCHMARK CORPORATION                                                             46,344
             434  TRANSATLANTIC HOLDING INCORPORATED                                                25,320
           1,706  TRIAD GUARANTY INCORPORATED+                                                     102,360
           6,866  UNITEDHEALTH GROUP INCORPORATED                                                  568,848

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                VALUE
INSURANCE CARRIERS (continued)
           2,164  UNITRIN INCORPORATED                                                                    $     103,093
           1,719  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                       215,047
           4,597  ZURICH FINANCIAL SERVICES AG ADR+                                                              70,860

                                                                                                              7,380,779
                                                                                                          -------------

LEATHER & LEATHER PRODUCTS - 0.06%
           3,205  COACH INCORPORATED+                                                                           159,737
                                                                                                          -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.04%
           2,837  GEORGIA-PACIFIC CORPORATION                                                                   103,863
                                                                                                          -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.64%
           2,236  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                        92,973
           6,450  ADVANTEST CORPORATION ADR                                                                     120,422
           5,671  AGILENT TECHNOLOGIES INCORPORATED+                                                            129,809
           1,333  ALLERGAN INCORPORATED                                                                          97,976
           2,984  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                   61,172
           1,009  BAUSCH & LOMB INCORPORATED                                                                     59,410
           6,103  BAXTER INTERNATIONAL INCORPORATED                                                             193,160
           1,015  BECKMAN COULTER INCORPORATED                                                                   66,442
           2,927  BECTON DICKINSON & COMPANY                                                                    160,341
           3,335  BIOMET INCORPORATED                                                                           159,646
           7,189  BOSTON SCIENTIFIC CORPORATION+                                                                250,249
           1,767  C.R. BARD INCORPORATED                                                                        105,861
           1,374  DENTSPLY INTERNATIONAL INCORPORATED                                                            72,286
           3,589  EASTMAN KODAK COMPANY                                                                         117,396
           1,336  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                75,537
           7,015  FUJI PHOTO FILM COMPANY LIMITED ADR                                                           247,068
           3,405  GUIDANT CORPORATION                                                                           220,746
          11,834  MEDTRONIC INCORPORATED                                                                        568,624
           1,152  MILLIPORE CORPORATION+                                                                         56,125
           8,222  OLYMPUS CORPORATION ADR                                                                       158,849
           4,002  PERKINELMER INCORPORATED                                                                       85,363
           4,462  RAYTHEON COMPANY                                                                              179,997
           1,674  RICOH COMPANY LIMITED ADR                                                                     147,312
           1,882  ROCKWELL AUTOMATION INCORPORATED                                                               89,019
           3,876  ST. JUDE MEDICAL INCORPORATED+<<                                                              147,831
           2,108  STERIS CORPORATION+                                                                            48,231
           2,368  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                        81,317
           2,160  TEKTRONIX INCORPORATED                                                                         67,759
           3,028  TERADYNE INCORPORATED+                                                                         51,658
           2,774  THERMO ELECTRON CORPORATION+                                                                   83,914
          17,517  THERMOGENESIS+<<                                                                              106,328
           1,950  VARIAN INCORPORATED+                                                                           73,028
           2,156  WATERS CORPORATION+                                                                           100,599
           9,235  XEROX CORPORATION+<<                                                                          141,480
           2,889  ZIMMER HOLDINGS INCORPORATED+                                                                 235,742

                                                                                                              4,653,670
                                                                                                          -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
MEMBERSHIP ORGANIZATIONS - 0.00%
             530  GAMESTOP CORPORATION - CLASS B+                                            $      11,243
                                                                                             -------------

METAL MINING - 0.25%
           4,869  NEWMONT MINING CORPORATION                                                       230,547
           1,278  PHELPS DODGE CORPORATION                                                         124,132
           2,899  RIO TINTO PLC ADR<<                                                              340,894

                                                                                                   695,573
                                                                                             -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
           1,434  VULCAN MATERIALS COMPANY                                                          74,353
                                                                                             -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.00%
           4,448  CALLAWAY GOLF COMPANY                                                             52,308
           1,703  EATON CORPORATION                                                                114,782
           4,067  HASBRO INCORPORATED                                                               77,395
          30,097  HEWLETT-PACKARD COMPANY                                                          601,940
             946  ITT INDUSTRIES INCORPORATED                                                       80,524
          28,268  JOHNSON & JOHNSON                                                              1,705,126
           5,421  MATTEL INCORPORATED                                                              102,728
           2,005  TIFFANY & COMPANY                                                                 61,353

                                                                                                 2,796,156
                                                                                             -------------

MISCELLANEOUS RETAIL - 1.05%
           3,029  AMAZON.COM INCORPORATED+                                                         120,191
           1,247  BARNES & NOBLE INCORPORATED+                                                      33,769
           2,673  BORDERS GROUP INCORPORATED                                                        60,891
           4,992  COSTCO WHOLESALE CORPORATION                                                     242,611
           4,038  CVS CORPORATION                                                                  183,204
           2,540  DILLARDS INCORPORATED CLASS A                                                     63,957
           1,937  DOLLAR TREE STORES INCORPORATED+<<                                                53,907
           1,062  EXPRESS SCRIPTS INCORPORATED+                                                     76,422
           2,748  MICHAELS STORES INCORPORATED                                                      75,103
           4,572  OFFICE DEPOT INCORPORATED+                                                        74,981
           3,194  PETSMART INCORPORATED<<                                                          109,458
           7,157  RITE AID CORPORATION+                                                             26,266
           5,673  STAPLES INCORPORATED                                                             181,025
           3,703  TOYS R US INCORPORATED+<<                                                         71,616
          23,157  WAL-MART STORES INCORPORATED                                                   1,205,553
           9,820  WALGREEN COMPANY                                                                 374,928

                                                                                                 2,953,882
                                                                                             -------------

MISCELLANEOUS SERVICES - 0.08%
          13,055  ADECCO SA ADR                                                                    163,057
           1,287  D&B CORPORATION+                                                                  76,396

                                                                                                   239,453
                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
MOTION PICTURES - 0.61%
          29,660  LIBERTY MEDIA CORPORATION CLASS A+                                         $     306,388
           2,665  MACROVISION CORPORATION+                                                          70,756
          44,489  TIME WARNER INCORPORATED+                                                        787,900
          20,983  WALT DISNEY COMPANY                                                              564,023

                                                                                                 1,729,067
                                                                                             -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.22%
           2,075  CNF INCORPORATED                                                                  97,006
           6,231  UNITED PARCEL SERVICE INCORPORATED CLASS B                                       524,339

                                                                                                   621,345
                                                                                             -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.14%
          10,638  AMERICAN EXPRESS COMPANY                                                         592,643
           2,611  CAPITAL ONE FINANCIAL CORPORATION                                                205,172
           2,989  CIT GROUP INCORPORATED                                                           127,780
           6,468  COUNTRYWIDE FINANCIAL CORPORATION                                                214,802
           9,078  FANNIE MAE                                                                       623,659
           6,346  FREDDIE MAC                                                                      433,178
          11,867  MBNA CORPORATION                                                                 315,187
           5,386  ORIX CORPORATION ADR                                                             343,465
           4,616  PROVIDIAN FINANCIAL CORPORATION+                                                  74,087
           4,558  SLM CORPORATION                                                                  233,233
             376  STUDENT LOAN CORPORATION                                                          66,330

                                                                                                 3,229,536
                                                                                             -------------

OIL & GAS EXTRACTION - 1.75%
           2,227  ANADARKO PETROLEUM CORPORATION                                                   154,999
           2,552  APACHE CORPORATION                                                               137,961
          23,839  BHP BILLITON LIMITED ADR<<                                                       566,415
           1,519  BJ SERVICES COMPANY                                                               76,968
           3,915  BURLINGTON RESOURCES INCORPORATED                                                181,695
           2,852  CABOT OIL AND GAS CORPORATION<<                                                  137,980
           5,353  DENBURY RESOURCES INCORPORATED+                                                  154,969
           4,588  DEVON ENERGY CORPORATION                                                         190,035
           1,018  DIAMOND OFFSHORE DRILLING INCORPORATED<<                                          38,134
           3,435  ENCORE ACQUISITION COMPANY+                                                      120,946
           5,350  ENI SPA ADR<<                                                                    659,388
           1,827  ENSCO INTERNATIONAL INCORPORATED                                                  57,203
           1,279  EOG RESOURCES INCORPORATED                                                        96,015
             806  EQUITABLE RESOURCES INCORPORATED                                                  47,957
           4,675  HALLIBURTON COMPANY                                                              193,311
             989  KERR-MCGEE CORPORATION                                                            61,546
             749  NOBLE ENERGY INCORPORATED                                                         47,779
           3,239  OCCIDENTAL PETROLEUM CORPORATION                                                 195,020
           3,658  PATTERSON-UTI ENERGY INCORPORATED                                                 73,160
           1,636  PIONEER NATURAL RESOURCES                                                         57,587
             583  POGO PRODUCING COMPANY                                                            29,442

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
OIL & GAS EXTRACTION (continued)
          13,747  REPSOL YPF SA ADR                                                          $     334,877
           1,899  ROWAN COMPANIES INCORPORATED+                                                     49,184
           5,691  SHELL TRANSPORT & TRADING COMPANY PLC ADR<<                                      288,078
           1,694  STONE ENERGY CORPORATION+<<                                                       81,278
           5,639  TOTAL SA ADR<<                                                                   618,034
           1,950  UNOCAL CORPORATION                                                                89,778
           2,913  VARCO INTERNATIONAL INCORPORATED+                                                 86,633
           3,729  XTO ENERGY INCORPORATED                                                          135,549

                                                                                                 4,961,921
                                                                                             -------------

PAPER & ALLIED PRODUCTS - 0.50%
           1,144  BEMIS COMPANY INCORPORATED                                                        31,849
             628  BOWATER INCORPORATED                                                              25,440
           3,501  GREIF INCORPORATED CLASS A                                                       169,309
           3,240  INTERNATIONAL PAPER COMPANY                                                      134,525
           4,807  KIMBERLY-CLARK CORPORATION                                                       305,773
           2,109  MEADWESTVACO CORPORATION                                                          70,968
           1,300  OFFICEMAX INCORPORATED                                                            39,351
           2,752  PACTIV CORPORATION+                                                               68,387
           6,671  POPE & TALBOT INCORPORATED                                                       112,073
           1,522  SONOCO PRODUCTS COMPANY                                                           43,286
          11,543  STORA ENSO OYJ                                                                   183,418
             492  TEMPLE-INLAND INCORPORATED                                                        29,318
           9,286  UPM-KYMMENE OYJ ADR<<                                                            210,142

                                                                                                 1,423,839
                                                                                             -------------

PERSONAL SERVICES - 0.17%
           2,298  CINTAS CORPORATION                                                               102,767
           3,577  G & K SERVICES INCORPORATED CLASS A                                              146,943
           1,906  H & R BLOCK INCORPORATED                                                          90,916
           2,901  REGIS CORPORATION                                                                129,530

                                                                                                   470,156
                                                                                             -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.55%
           1,002  AMERADA HESS CORPORATION                                                          89,028
          17,290  BP PLC ADR                                                                     1,060,741
          21,066  CHEVRONTEXACO CORPORATION                                                      1,150,204
           6,832  CONOCOPHILLIPS                                                                   621,644
          61,453  EXXON MOBIL CORPORATION                                                        3,149,466
           5,073  FRONTIER OIL CORPORATION                                                         135,195
           3,318  MARATHON OIL CORPORATION                                                         130,862
           1,150  MURPHY OIL CORPORATION                                                            98,107
           7,539  ROYAL DUTCH PETROLEUM COMPANY                                                    431,683
           1,234  SUNOCO INCORPORATED                                                              101,879
           2,918  TESORO PETROLEUM CORPORATION+                                                     96,644


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
           3,515  VALERO ENERGY CORPORATION                                                  $     164,467

                                                                                                 7,229,920
                                                                                             -------------

PRIMARY METAL INDUSTRIES - 0.49%
          10,131  ALCOA INCORPORATED                                                               344,251
           4,034  ALLEGHENY TECHNOLOGIES INCORPORATED                                               88,748
           3,024  COMMSCOPE INCORPORATED+                                                           58,424
           2,052  ENGELHARD CORPORATION                                                             61,334
             950  HUBBELL INCORPORATED CLASS B                                                      46,170
           8,096  JOHNSON MATTHEY PLC ADR                                                          313,378
          10,240  KUBOTA CORPORATION ADR                                                           254,157
           2,599  NUCOR CORPORATION                                                                137,487
           1,416  PRECISION CASTPARTS CORPORATION                                                   91,814

                                                                                                 1,395,763
                                                                                             -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.89%
           2,952  AMERICAN GREETINGS CORPORATION CLASS A<<                                          78,582
           2,592  BELO CORPORATION CLASS A                                                          65,370
           1,289  DOW JONES & COMPANY INCORPORATED                                                  55,105
           1,074  EW SCRIPPS COMPANY CLASS A                                                        50,199
           2,049  GANNETT COMPANY INCORPORATED                                                     169,022
           2,914  HARTE HANKS INCORPORATED                                                          75,240
           5,240  HOLLINGER INTERNATIONAL INCORPORATED                                              98,145
             606  KNIGHT-RIDDER INCORPORATED                                                        41,263
           1,947  MCGRAW-HILL COMPANIES INCORPORATED                                               170,810
           1,238  MEREDITH CORPORATION                                                              65,267
           1,399  NEW YORK TIMES COMPANY CLASS A                                                    57,359
          15,657  PEARSON PLC                                                                      184,909
           5,287  READERS DIGEST ASSOCIATION INCORPORATED                                           75,604
           6,673  REED ELSEVIER NV ADR<<                                                           179,437
           1,843  REYNOLDS & REYNOLDS COMPANY CLASS A                                               43,734
           3,175  RR DONNELLEY & SONS COMPANY                                                      110,173
           4,481  TOPPAN PRINTING COMPANY LIMITED ADR                                              233,433
           1,851  TRIBUNE COMPANY                                                                   80,278
           2,164  VALASSIS COMMUNICATIONS INCORPORATED+                                             73,468
          14,724  VIACOM INCORPORATED CLASS B                                                      510,923
             110  WASHINGTON POST COMPANY CLASS B                                                  103,180

                                                                                                 2,521,501
                                                                                             -------------

RAILROAD TRANSPORTATION - 0.17%
           2,908  BURLINGTON NORTHERN SANTA FE CORPORATION                                         130,976
           1,548  CSX CORPORATION<<                                                                 59,025
           4,961  KANSAS CITY SOUTHERN+                                                             84,386
           4,517  NORFOLK SOUTHERN CORPORATION                                                     155,069
             838  UNION PACIFIC CORPORATION                                                         53,163

                                                                                                   482,619
                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
REAL ESTATE - 0.06%
           3,006  CATELLUS DEVELOPMENT CORPORATION                                           $      94,389
           1,509  FOREST CITY ENTERPRISES INCORPORATED CLASS A                                      81,033

                                                                                                   175,422
                                                                                             -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.17%
           4,486  BRIDGESTONE CORPORATION                                                          162,778
           5,067  GOODYEAR TIRE & RUBBER COMPANY+<<                                                 63,945
           2,313  NIKE INCORPORATED CLASS B                                                        195,819
           1,347  SEALED AIR CORPORATION+                                                           69,249

                                                                                                   491,791
                                                                                             -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.21%
           1,404  AG EDWARDS INCORPORATED                                                           54,896
          11,508  AMVESCAP PLC ADR                                                                 142,929
             967  BEAR STEARNS COMPANIES INCORPORATED                                               94,360
          13,349  CHARLES SCHWAB CORPORATION                                                       143,902
          10,069  CREDIT SUISSE GROUP ADR+                                                         393,295
           2,222  FRANKLIN RESOURCES INCORPORATED                                                  145,830
           4,147  GABELLI ASSET MANAGEMENT INCORPORATED CLASS A<<                                  200,715
           3,155  GOLDMAN SACHS GROUP INCORPORATED                                                 330,518
           1,546  LEGG MASON INCORPORATED                                                          105,345
           2,833  LEHMAN BROTHERS HOLDINGS INCORPORATED                                            237,349
           8,903  MERRILL LYNCH & COMPANY INCORPORATED                                             495,986
          10,811  MORGAN STANLEY                                                                   548,658
          20,228  NOMURA HOLDINGS INCORPORATED ADR                                                 281,978
           2,263  PIPER JAFFRAY COMPANIES INCORPORATED+                                            104,121
           2,263  T ROWE PRICE GROUP INCORPORATED                                                  133,879

                                                                                                 3,413,761
                                                                                             -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.54%
           1,477  CABOT MICROELECTRONICS CORPORATION+<<                                             54,575
          16,060  CORNING INCORPORATED+                                                            202,035
           1,716  EAGLE MATERIALS INCORPORATED                                                     134,483
           3,134  GENTEX CORPORATION<<                                                             101,291
           7,462  HANSON PLC ADR                                                                   300,122
          12,743  HOLCIM LIMITED ADR                                                               365,637
          12,395  LAFARGE SA ADR                                                                   292,150
           3,774  OWENS-ILLINOIS INCORPORATED+                                                      78,952

                                                                                                 1,529,245
                                                                                             -------------

TEXTILE MILL PRODUCTS - 0.02%
             651  MOHAWK INDUSTRIES INCORPORATED+                                                   57,093
                                                                                             -------------

TOBACCO PRODUCTS - 0.58%
          19,084  ALTRIA GROUP INCORPORATED                                                      1,097,139
           9,061  BRITISH AMERICAN TOBACCO PLC ADR                                                 302,275
           1,898  REYNOLDS AMERICAN INCORPORATED                                                   143,546

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
TOBACCO PRODUCTS (continued)
           2,313  UST INCORPORATED                                                           $     101,841

                                                                                                 1,644,801
                                                                                             -------------

TRANSPORTATION BY AIR - 0.38%
           4,960  AMR CORPORATION+<<                                                                44,789
          25,447  BAA PLC ADR<<                                                                    283,095
           4,217  CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                      46,978
           5,168  DELTA AIR LINES INCORPORATED+<<                                                   36,021
           3,970  FEDEX CORPORATION                                                                377,269
          10,307  JAPAN AIRLINES SYSTEM ADR+                                                       146,390
           5,162  NORTHWEST AIRLINES CORPORATION+<<                                                 52,859
           4,837  SOUTHWEST AIRLINES COMPANY                                                        76,086

                                                                                                 1,063,487
                                                                                             -------------

TRANSPORTATION EQUIPMENT - 1.87%
           1,996  AUTOLIV INCORPORATED                                                              93,293
          13,629  BAE SYSTEMS PLC ADR                                                              255,568
           8,472  BOEING COMPANY                                                                   453,845
           2,633  BRUNSWICK CORPORATION<<                                                          128,543
           5,287  DAIMLERCHRYSLER AG<<                                                             236,911
           3,152  DANA CORPORATION                                                                  51,535
           7,273  DELPHI CORPORATION                                                                65,457
          28,943  FIAT SPA ADR                                                                     213,889
          17,041  FORD MOTOR COMPANY<<                                                             241,641
           1,748  GENERAL DYNAMICS CORPORATION                                                     189,413
           4,229  GENERAL MOTORS CORPORATION                                                       163,197
           2,273  GENUINE PARTS COMPANY                                                             98,671
           2,270  GOODRICH CORPORATION                                                              72,073
           5,711  GREENBRIER COS INCORPORATED                                                      169,845
           3,108  GROUP 1 AUTOMOTIVE INCORPORATED+                                                  91,717
           3,856  HARLEY-DAVIDSON INCORPORATED<<                                                   222,954
           2,063  HARSCO CORPORATION                                                               109,649
          11,322  HONDA MOTOR COMPANY LIMITED ADR                                                  271,162
           8,970  HONEYWELL INTERNATIONAL INCORPORATED                                             316,910
           1,680  JOHNSON CONTROLS INCORPORATED                                                    103,152
             778  LEAR CORPORATION                                                                  45,124
           3,357  LOCKHEED MARTIN CORPORATION                                                      204,240
           1,128  NAVISTAR INTERNATIONAL CORPORATION+<<                                             46,417
           2,984  NORTHROP GRUMMAN CORPORATION                                                     168,089
           2,244  PACCAR INCORPORATED                                                              175,256
           1,466  TEXTRON INCORPORATED                                                             106,461
           7,317  TOYOTA MOTOR CORPORATION ADR                                                     546,653
           4,638  UNITED TECHNOLOGIES CORPORATION                                                  452,576

                                                                                                 5,294,241
                                                                                             -------------

TRANSPORTATION SERVICES - 0.04%
           2,608  GATX CORPORATION<<                                                                76,780

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
TRANSPORTATION SERVICES (continued)
           2,191  SABRE HOLDINGS CORPORATION                                                 $      50,568

                                                                                                   127,348
                                                                                             -------------

WATER TRANSPORTATION - 0.12%
           4,470  ALEXANDER & BALDWIN INCORPORATED                                                 189,126
           6,895  GULFMARK OFFSHORE INCORPORATED+                                                  143,485

                                                                                                   332,611
                                                                                             -------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.48%
           1,160  AMERISOURCE-BERGEN CORPORATION                                                    68,370
           4,406  CARDINAL HEALTH INCORPORATED                                                     230,346
           1,866  DEAN FOODS COMPANY+                                                               59,096
           3,252  MCKESSON CORPORATION                                                              96,097
           3,523  SAFEWAY INCORPORATED+                                                             67,923
           3,351  SMURFIT-STONE CONTAINER CORPORATION+                                              60,184
           1,833  SUPERVALU INCORPORATED                                                            57,904
           6,362  SYSCO CORPORATION                                                                221,080
           3,957  UNILEVER NV                                                                      249,291
           6,367  UNILEVER PLC ADR                                                                 235,643

                                                                                                 1,345,934
                                                                                             -------------

WHOLESALE TRADE-DURABLE GOODS - 0.53%
           2,079  ARROW ELECTRONICS INCORPORATED+<<                                                 50,998
           2,396  AVNET INCORPORATED+                                                               44,086
           1,875  KYOCERA CORPORATION ADR                                                          131,794
          11,158  MITSUBISHI CORPORATION ADR                                                       282,871
           1,611  MITSUI & COMPANY LIMITED ADR                                                     279,509
           8,738  NISSAN MOTOR COMPANY LIMITED ADR                                                 183,236
           1,862  OMNICARE INCORPORATED                                                             60,347
          42,491  SUMITOMO MITSUI FINANCIAL                                                        295,550
           1,090  TECH DATA CORPORATION+                                                            49,475
           8,432  VISTEON CORPORATION                                                               71,335
           1,016  W.W. GRAINGER INCORPORATED                                                        62,850

                                                                                                 1,512,051
                                                                                             -------------

TOTAL COMMON STOCK (COST $155,732,794)                                                         171,137,172
                                                                                             -------------

PRINCIPAL                                                      INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES - 16.90%

US TREASURY BILLS - 1.69%
$      4,796,000  US TREASURY BILL^                                 1.96%      12/23/2004        4,790,256
                                                                                             -------------

US TREASURY NOTES - 15.21%
      11,450,000  US TREASURY NOTE<<                                2.63       05/15/2008       11,170,906
       7,315,000  US TREASURY NOTE<<                                3.13       09/15/2008        7,228,134

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                              INTEREST RATE    MATURITY DATE       VALUE
US TREASURY NOTES (continued)
$      5,000,000  US TREASURY NOTE<<                                3.38%      12/15/2008    $   4,972,655
       3,505,000  US TREASURY NOTE<<                                2.63       03/15/2009        3,372,329
       9,400,000  US TREASURY NOTE<<                                4.00       06/15/2009        9,540,267
       1,500,000  US TREASURY NOTE<<                                6.00       08/15/2009        1,650,468
       4,685,000  US TREASURY NOTE<<                                3.38       09/15/2009        4,621,495
         500,000  US TREASURY NOTE                                  3.50       11/15/2009          495,469

                                                                                                43,051,723
                                                                                             -------------

TOTAL US TREASURY SECURITIES (COST $47,957,714)                                                 47,841,979
                                                                                             -------------

COLLATERAL FOR SECURITIES LENDING - 22.64%
                  COLLATERAL FOR SECURITY LENDING                                               64,079,148

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $64,079,148)                                      64,079,148
                                                                                             -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $267,769,656)*                                     100.00%                             $ 283,058,299
                                                         ------                              -------------

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


24

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                 VALUE
COMMON STOCK - 74.48%

AGRICULTURAL PRODUCTION CROPS - 0.07%
           5,239  TATE & LYLE PLC ADR                                                        $     197,182
                                                                                             -------------

AMUSEMENT & RECREATION SERVICES - 0.26%
           5,137  CAESARS ENTERTAINMENT INCORPORATED+<<                                             96,576
           2,027  GAYLORD ENTERTAINMENT COMPANY+                                                    71,431
           1,864  HARRAH'S ENTERTAINMENT INCORPORATED                                              114,450
           4,980  INTERNATIONAL GAME TECHNOLOGY                                                    176,043
           1,050  MULTIMEDIA GAMES INCORPORATED+<<                                                  13,734
           2,461  NEVADA GOLD & CASINOS INCORPORATED+                                               27,022
          21,180  RANK GROUP PLC ADR<<                                                             243,570
           1,874  WESTWOOD ONE INCORPORATED+                                                        42,015

                                                                                                   784,841
                                                                                             -------------

APPAREL & ACCESSORY STORES - 0.33%
           1,680  ABERCROMBIE & FITCH COMPANY CLASS A                                               76,524
           1,456  AEROPOSTALE INCORPORATED+                                                         41,496
             978  AMERICAN EAGLE OUTFITTERS INCORPORATED                                            40,851
           1,455  CHICO'S FAS INCORPORATED+                                                         56,163
           1,194  CLAIRE'S STORES INCORPORATED                                                      24,298
           9,241  GAP INCORPORATED                                                                 201,916
           4,003  KOHL'S CORPORATION+                                                              184,778
           5,781  LIMITED BRANDS                                                                   141,288
           2,028  NORDSTROM INCORPORATED                                                            88,725
           3,450  ROSS STORES INCORPORATED                                                          92,805
             932  URBAN OUTFITTERS INCORPORATED+                                                    39,610

                                                                                                   988,454
                                                                                             -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.40%
          12,425  BENETTON GROUP SPA ADR<<                                                         299,070
           2,452  JONES APPAREL GROUP INCORPORATED                                                  87,120
           2,278  LIZ CLAIBORNE INCORPORATED                                                        93,557
           1,442  SKECHERS U.S.A. INCORPORATED CLASS A+                                             16,742
           1,850  VF CORPORATION                                                                    99,881
          10,707  WACOAL CORPORATION ADR<<                                                         597,461

                                                                                                 1,193,831
                                                                                             -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.12%
           1,030  ADVANCE AUTO PARTS INCORPORATED+                                                  42,498
             762  AMERICA'S CAR MART INCORPORATED+                                                  27,965
           4,176  AUTONATION INCORPORATED+                                                          77,339
             761  AUTOZONE INCORPORATED+<<                                                          65,142
           2,209  CARMAX INCORPORATED+<<                                                            61,521
           1,404  COPART INCORPORATED+                                                              30,326
           1,427  O'REILLY AUTOMOTIVE INCORPORATED+<<                                               62,132

                                                                                                   366,923
                                                                                             -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
           1,441  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                     38,748
                                                                                             -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.43%
           1,500  CENTEX CORPORATION                                                                78,705
           3,561  D.R. HORTON INCORPORATED                                                         125,383
           2,020  LENNAR CORPORATION CLASS A                                                        90,759

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                 VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
             118  NVR INCORPORATED+                                                          $      81,526
           1,507  PULTE HOMES INCORPORATED                                                          83,277
          40,228  SEKISUI HOUSE LIMITED<<                                                          444,954
          12,129  VIVENDI UNIVERSAL SA ADR+<<                                                      356,714
           1,178  WCI COMMUNITIES INCORPORATED+<<                                                   30,180

                                                                                                 1,291,498
                                                                                             -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.65%
           1,219  FASTENAL COMPANY                                                                  74,554
          29,152  HOME DEPOT INCORPORATED                                                        1,217,096
          10,237  LOWE'S COMPANIES INCORPORATED                                                    566,413
           2,347  SHERWIN-WILLIAMS COMPANY                                                         104,676

                                                                                                 1,962,739
                                                                                             -------------

BUSINESS SERVICES - 4.99%
           8,128  24/7 REAL MEDIA INCORPORATED+                                                     30,724
          14,507  3COM CORPORATION+                                                                 64,411
           1,548  AARON RENTS INCORPORATED                                                          37,554
           1,642  ACTIVISION INCORPORATED+<<                                                        25,812
           3,140  ADOBE SYSTEMS INCORPORATED                                                       190,158
           1,657  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                              98,061
           2,073  AKAMAI TECHNOLOGIES INCORPORATED+<<                                               26,845
           1,187  ALTIRIS INCORPORATED+                                                             33,236
           1,064  ANSYS INCORPORATED+                                                               32,654
           1,902  ASCENTIAL SOFTWARE CORPORATION+                                                   26,000
           1,098  ASK JEEVES INCORPORATED+                                                          28,372
           1,735  AUTODESK INCORPORATED                                                            113,486
           7,767  AUTOMATIC DATA PROCESSING INCORPORATED                                           353,631
           1,083  AVOCENT CORPORATION+                                                              41,078
           6,995  BEA SYSTEMS INCORPORATED+                                                         56,520
           2,965  BISYS GROUP INCORPORATED+                                                         47,470
             798  BLUE COAT SYSTEMS INCORPORATED+                                                   13,319
           3,917  BMC SOFTWARE INCORPORATED+                                                        72,778
           1,453  BRINK'S COMPANY                                                                   56,100
           4,557  BUSINESS OBJECTS SA ADR+<<                                                       106,087
             876  CACI INTERNATIONAL INCORPORATED CLASS A+                                          54,426
           5,157  CADENCE DESIGN SYSTEMS INCORPORATED+                                              70,857
          14,559  CENDANT CORPORATION                                                              330,052
           3,882  CERIDIAN CORPORATION+                                                             73,409
             646  CERNER CORPORATION+<<                                                             34,057
           2,093  CERTEGY INCORPORATED                                                              71,999
           1,425  CHECKFREE CORPORATION+                                                            52,796
           1,737  CHOICEPOINT INCORPORATED+                                                         76,167
           3,050  CITRIX SYSTEMS INCORPORATED+                                                      72,010
           3,890  CNET NETWORKS INCORPORATED+                                                       36,255
           1,630  COGNEX CORPORATION<<                                                              42,054
           1,988  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                       75,802
           6,645  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                   202,872
           2,441  COMPUTER SCIENCES CORPORATION+                                                   132,058
           8,567  COMPUWARE CORPORATION+                                                            49,432
           3,268  CONVERGYS CORPORATION+<<                                                          48,595
           1,925  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                           34,977
           6,043  CSK CORPORATION                                                                  257,673
           1,801  DELUXE CORPORATION                                                                71,212
             863  DIGITAL RIVER INCORPORATED+                                                       36,177
           1,465  DST SYSTEMS INCORPORATED+<<                                                       71,419
           6,946  EBAY INCORPORATED+                                                               781,078
           2,507  ECHELON CORPORATION+                                                              18,953

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                 VALUE
BUSINESS SERVICES (continued)
           1,735  ECLIPSYS CORPORATION+                                                      $      33,746
           3,783  ELECTRONIC ARTS INCORPORATED+                                                    184,989
           7,104  ELECTRONIC DATA SYSTEMS CORPORATION                                              159,485
           1,691  ELECTRONICS FOR IMAGING INCORPORATED+                                             28,290
           2,697  EQUIFAX INCORPORATED                                                              74,491
             747  FACTSET RESEARCH SYSTEMS INCORPORATED                                             38,583
           1,843  FAIR ISAAC CORPORATION                                                            61,151
           1,201  FILENET CORPORATION+                                                              32,199
           1,018  FINDWHAT.COM+<<                                                                   19,627
          11,460  FIRST DATA CORPORATION                                                           470,891
           2,770  FISERV INCORPORATED+                                                             106,673
             726  GETTY IMAGES INCORPORATED+                                                        42,289
           2,036  GTECH HOLDINGS CORPORATION<<                                                      49,169
           1,113  HUDSON HIGHLAND GROUP INCORPORATED+                                               30,396
             933  HYPERION SOLUTIONS CORPORATION+                                                   41,808
             944  IDX SYSTEMS CORPORATION+                                                          33,153
           4,070  IMS HEALTH INCORPORATED                                                           91,860
           1,206  INFOSPACE INCORPORATED+<<                                                         53,426
           1,244  INTERGRAPH CORPORATION+                                                           32,593
           3,909  INTERNET CAPITAL GROUP INCORPORATED+                                              26,855
           6,473  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                       80,330
           2,371  INTUIT INCORPORATED+                                                              99,203
             721  IPAYMENT INCORPORATED+                                                            27,715
           2,835  IRON MOUNTAIN INCORPORATED+                                                       85,419
          11,127  KIDDE PLC ADR<<                                                                  323,293
           1,229  KORN/FERRY INTERNATIONAL+                                                         22,896
             901  KRONOS INCORPORATED+                                                              45,537
           1,920  LAMAR ADVERTISING COMPANY+                                                        75,725
           1,157  MACROMEDIA INCORPORATED+                                                          33,009
           1,543  MAGMA DESIGN AUTOMATION INCORPORATED+<<                                           20,923
           1,179  MANHATTAN ASSOCIATES INCORPORATED+<<                                              28,650
           1,640  MANPOWER INCORPORATED                                                             79,327
           2,601  MCAFEE INCORPORATED+                                                              75,169
           2,246  MENTOR GRAPHICS CORPORATION+                                                      28,187
           1,537  MERCURY INTERACTIVE CORPORATION+<<                                                70,103
           1,863  MICROMUSE INCORPORATED+                                                            9,796
         119,472  MICROSOFT CORPORATION                                                          3,203,044
             524  MICROSTRATEGY INCORPORATED CLASS A+<<                                             33,824
           1,856  MONSTER WORLDWIDE INCORPORATED+                                                   52,321
           3,474  MPS GROUP INCORPORATED+                                                           39,117
           1,508  NCR CORPORATION+                                                                  90,073
           1,227  NETFLIX INCORPORATED+<<                                                           13,963
           7,289  NOVELL INCORPORATED+                                                              44,463
           2,594  OMNICOM GROUP INCORPORATED                                                       210,114
          51,036  ORACLE CORPORATION+                                                              646,116
             868  PALMSOURCE INCORPORATED+                                                          13,749
           6,592  PARAMETRIC TECHNOLOGY CORPORATION+                                                38,563
           4,936  PEOPLESOFT INCORPORATED+                                                         116,539
           6,314  PUBLICIS GROUPE ADR<<                                                            208,615
           1,480  RADISYS CORPORATION+                                                              20,853
           2,087  REALNETWORKS INCORPORATED+                                                        13,148
           2,610  RED HAT INCORPORATED+<<                                                           37,793
           1,461  RENT-A-CENTER INCORPORATED+                                                       37,241
           8,243  RENTOKIL INITIAL PLC ADR                                                         111,871
           4,761  REUTERS GROUP PLC ADR<<                                                          209,865
           3,475  ROBERT HALF INTERNATIONAL INCORPORATED                                            93,929
           1,466  RSA SECURITY INCORPORATED+                                                        31,006
             886  SAFENET INCORPORATED+                                                             31,595
           9,041  SAP AG<<                                                                         402,324
           1,276  SERENA SOFTWARE INCORPORATED+                                                     26,605
             894  SI INTERNATIONAL INCORPORATED+                                                    25,872

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
BUSINESS SERVICES (continued)
           7,872  SIEBEL SYSTEMS INCORPORATED+                                               $      79,350
             624  SRA INTERNATIONAL INCORPORATED CLASS A+                                           36,217
             603  STRATASYS INCORPORATED+<<                                                         19,477
          49,175  SUN MICROSYSTEMS INCORPORATED+                                                   272,921
           4,139  SUNGARD DATA SYSTEMS INCORPORATED+                                               109,725
           2,062  SYBASE INCORPORATED+                                                              35,528
           4,132  SYMANTEC CORPORATION+                                                            263,663
           2,939  SYNOPSYS INCORPORATED+                                                            51,815
           1,100  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                     38,445
           3,617  TIBCO SOFTWARE INCORPORATED+                                                      41,595
           1,672  TOTAL SYSTEM SERVICES INCORPORATED                                                43,221
           1,530  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                              31,396
             277  TRAVELZOO INCORPORATED+<<                                                         25,761
           6,249  UNISYS CORPORATION+                                                               71,801
           2,471  UNITED ONLINE INCORPORATED+                                                       26,366
           1,781  UNITED RENTALS INCORPORATED+<<                                                    31,826
             610  USA MOBILITY INCORPORATED+                                                        22,168
             583  VERINT SYSTEMS INCORPORATED+                                                      23,985
           4,239  VERISIGN INCORPORATED+                                                           139,463
           6,421  VERITAS SOFTWARE CORPORATION+                                                    140,620
           1,422  VIAD CORPORATION                                                                  34,114
           7,630  WEBMD CORPORATION+<<                                                              55,317
             746  WEBSENSE INCORPORATED+                                                            35,853
           2,085  WIND RIVER SYSTEMS INCORPORATED+                                                  25,228
           3,958  WPP GROUP PLC ADR<<                                                              217,334
          15,150  YAHOO! INCORPORATED+                                                             569,943

                                                                                                15,061,317
                                                                                             -------------

CHEMICALS & ALLIED PRODUCTS - 6.81%
          19,745  ABBOTT LABORATORIES                                                              828,500
             919  ABLE LABORATORIES INCORPORATED+<<                                                 19,988
           2,875  AIR PRODUCTS & CHEMICALS INCORPORATED                                            164,594
           8,067  AKZO NOBEL NV ADR                                                                333,893
           1,649  ALBERTO-CULVER COMPANY CLASS B                                                    76,349
           1,338  ALEXION PHARMACEUTICALS INCORPORATED+<<                                           27,670
           2,807  ALKERMES INCORPORATED+                                                            38,709
           1,405  ALPHARMA INCORPORATED CLASS A<<                                                   23,337
             748  AMERICAN VANGUARD CORPORATION<<                                                   28,611
          16,911  AMGEN INCORPORATED+                                                            1,015,336
           1,193  ANDRX CORPORATION+                                                                21,235
          11,327  ASTRAZENECA PLC ADR<<                                                            446,171
           1,724  AVERY DENNISON CORPORATION                                                       101,130
           6,304  AVON PRODUCTS INCORPORATED                                                       236,652
             675  BONE CARE INTERNATIONAL INCORPORATED+                                             15,741
          24,962  BRISTOL-MYERS SQUIBB COMPANY                                                     586,607
           1,854  CABOT CORPORATION                                                                 69,803
             639  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                            29,873
           1,857  CHIRON CORPORATION+                                                               60,483
           2,207  CLOROX COMPANY                                                                   121,650
           6,719  COLGATE PALMOLIVE COMPANY                                                        309,007
           1,952  CUBIST PHARMACEUTICALS INCORPORATED+                                              23,424
           1,883  DENDREON CORPORATION+<<                                                           18,472
           2,879  DISCOVERY LABORATORIES INCORPORATED+<<                                            20,095
          12,390  DOW CHEMICAL COMPANY                                                             625,323
          12,660  DU PONT (E.I.) DE NEMOURS & COMPANY                                              573,751
           1,235  EASTMAN CHEMICAL COMPANY                                                          67,159
           3,677  ECOLAB INCORPORATED                                                              128,621
           7,041  EISAI COMPANY LIMITED ADR<<                                                      210,282
          12,814  ELI LILLY & COMPANY                                                              683,371

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           1,802  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                $      78,639
           4,953  FOREST LABORATORIES INCORPORATED+                                                193,018
           7,140  GENAERA CORPORATION+<<                                                            25,775
           5,829  GENENTECH INCORPORATED+                                                          281,249
           3,090  GENZYME CORPORATION+                                                             173,071
           6,016  GILEAD SCIENCES INCORPORATED+                                                    207,311
          13,061  GILLETTE COMPANY                                                                 568,023
          15,590  GLAXOSMITHKLINE PLC ADR                                                          663,199
           1,727  GREAT LAKES CHEMICAL CORPORATION                                                  50,601
           1,240  HOLLIS-EDEN PHARMACEUTICALS+<<                                                    12,574
           2,140  HOSPIRA INCORPORATED+                                                             68,972
             831  IDEXX LABORATORIES INCORPORATED+                                                  42,880
           1,149  ILEX ONCOLOGY INCORPORATED+                                                       28,564
             914  IMCLONE SYSTEMS INCORPORATED+                                                     38,589
             786  IMMUCOR INCORPORATED+                                                             25,270
           1,835  IMPAX LABORATORIES INCORPORATED+                                                  22,974
           4,404  INKINE PHARMACEUTICAL COMPANY INCORPORATED+                                       23,055
           1,722  INTERMUNE INCORPORATED+<<                                                         21,370
           2,053  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                   83,147
             827  INVITROGEN CORPORATION+<<                                                         50,034
           1,830  ISOLAGEN INCORPORATED+                                                            13,890
           3,370  IVAX CORPORATION+<<                                                               52,606
           1,484  K-V PHARMACEUTICAL COMPANY CLASS A+                                               27,899
           4,740  KING PHARMACEUTICALS INCORPORATED+                                                59,013
           2,247  LIGAND PHARMACEUTICALS INCORPORATED CLASS B+<<                                    25,166
           3,238  LYONDELL CHEMICAL COMPANY                                                         90,858
           1,370  MEDICINES COMPANY+<<                                                              34,168
           1,366  MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                      50,255
           3,819  MEDIMMUNE INCORPORATED+                                                          101,585
          29,322  MERCK & COMPANY INCORPORATED                                                     821,602
           1,208  MGI PHARMA INCORPORATED+                                                          32,604
           1,993  MILLENNIUM CHEMICALS INCORPORATED+                                                52,974
           6,153  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                          77,651
           3,670  MONSANTO COMPANY                                                                 168,893
           4,049  MOSAIC COMPANY+<<                                                                 70,372
           4,700  MYLAN LABORATORIES INCORPORATED<<                                                 85,352
           2,293  NEKTAR THERAPEUTICS+                                                              42,845
          18,385  NOVARTIS AG ADR                                                                  883,399
             788  NOVEN PHARMACEUTICALS INCORPORATED+                                               14,405
           4,862  NOVO NORDISK A/S ADR                                                             257,929
           1,433  NPS PHARMACEUTICALS INCORPORATED+<<                                               25,665
           1,542  NUVELO INCORPORATED+                                                              15,035
             800  OM GROUP INCORPORATED+<<                                                          24,592
             846  ONYX PHARMACEUTICALS INCORPORATED+<<                                              26,463
             757  OSI PHARMACEUTICALS INCORPORATED+                                                 36,018
           1,037  PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                      40,920
          99,637  PFIZER INCORPORATED                                                            2,766,920
             438  PHARMION CORPORATION+<<                                                           18,545
           2,194  PPG INDUSTRIES INCORPORATED                                                      148,029
           4,458  PRAXAIR INCORPORATED                                                             200,164
          32,824  PROCTER & GAMBLE COMPANY                                                       1,755,428
           1,430  PROTEIN DESIGN LABS INCORPORATED+                                                 25,912
           6,710  ROCHE HOLDING AG ADR                                                             707,619
           3,039  ROHM & HAAS COMPANY                                                              133,990
           1,118  SALIX PHARMACEUTICALS LIMITED+<<                                                  16,938
          10,103  SANOFI-AVENTIS ADR<<                                                             381,489
          18,961  SCHERING-PLOUGH CORPORATION                                                      338,454
           1,573  SEPRACOR INCORPORATED+                                                            70,014
          18,052  SHISEIDO COMPANY LIMITED                                                         249,193
           1,378  SIGMA-ALDRICH CORPORATION                                                         82,308
           2,551  VALEANT PHARMACEUTICALS INTERNATIONAL                                             61,760

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                 VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           1,434  VALSPAR CORPORATION                                                        $      69,147
           2,743  VERTEX PHARMACEUTICALS INCORPORATED+<<                                            29,131
           1,983  VICURON PHARMACEUTICALS INCORPORATED+                                             34,881
           5,561  VION PHARMACEUTICALS INCORPORATED+<<                                              26,359
           1,802  WATSON PHARMACEUTICALS INCORPORATED+                                              52,348
          17,174  WYETH                                                                            684,727

                                                                                                20,549,667
                                                                                             -------------

COAL MINING - 0.07%
           1,327  CONSOL ENERGY INCORPORATED                                                        56,663
           1,217  MASSEY ENERGY COMPANY<<                                                           42,741
             743  PEABODY ENERGY CORPORATION                                                        61,669
           1,132  PENN VIRGINIA CORPORATION                                                         49,197

                                                                                                   210,270
                                                                                             -------------

COMMUNICATIONS - 3.83%
           1,081  AIRGATE PCS INCORPORATED+                                                         35,100
           3,665  ALLTEL CORPORATION                                                               207,769
           4,901  AMERICAN TOWER CORPORATION CLASS A+                                               88,855
          11,783  AT&T CORPORATION                                                                 215,629
           6,507  AVAYA INCORPORATED+                                                              106,845
          24,649  BELLSOUTH CORPORATION                                                            661,086
           4,312  BRITISH SKY BROADCASTING GROUP PLC ADR                                           183,562
           8,340  BT GROUP PLC ADR                                                                 310,832
           3,391  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                       72,398
           2,354  CENTURYTEL INCORPORATED                                                           77,494
           7,669  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                        258,292
          28,635  COMCAST CORPORATION CLASS A+                                                     860,195
           3,151  COX COMMUNICATIONS INCORPORATED CLASS A+                                         109,245
           4,599  CROWN CASTLE INTERNATIONAL CORPORATION+                                           77,631
          22,450  DEUTSCHE TELEKOM AG ADR+<<                                                       476,389
          10,134  DIRECTV GROUP INCORPORATED+                                                      162,043
           3,787  ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                     124,176
           1,070  ENTERCOM COMMUNICATIONS CORPORATION+                                              38,541
           2,083  EXTREME NETWORKS INCORPORATED+                                                    14,227
           2,506  FOUNDRY NETWORKS INCORPORATED+<<                                                  33,455
           3,229  FOX ENTERTAINMENT GROUP INCORPORATED CLASS A+                                     94,933
           7,576  FRANCE TELECOM SA ADR                                                            237,735
           1,039  GOLDEN TELECOM INCORPORATED                                                       31,480
           5,278  IAC INTERACTIVECORP+                                                             130,314
           3,934  LAGARDERE SCA ADR                                                                280,768
           2,382  LIBERTY MEDIA INTERNATIONAL INCORPORATED CLASS A+                                102,569
          13,746  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                      391,211
           2,200  NEXTEL PARTNERS INCORPORATED CLASS A+<<                                           39,798
           5,829  NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR                                   130,511
             716  NOVATEL WIRELESS INCORPORATED+                                                    15,079
           1,254  NTL INCORPORATED+                                                                 87,253
           8,817  NTT DOCOMO INCORPORATED ADR                                                      153,063
           2,062  RADIO ONE INCORPORATED CLASS D+                                                   28,765
           4,534  REED ELSEVIER PLC ADR                                                            166,987
          43,529  SBC COMMUNICATIONS INCORPORATED                                                1,095,625
          19,892  SPRINT CORPORATION-FON GROUP                                                     453,737
           9,098  TDC A/S ADR                                                                      186,509
          13,402  TELEFONICA SA ADR<<                                                              704,275
             802  TELEPHONE & DATA SYSTEMS INCORPORATED                                             62,155
           3,812  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                 114,741
           2,617  UTSTARCOM INCORPORATED+<<                                                         51,136
          36,428  VERIZON COMMUNICATIONS INCORPORATED                                            1,501,927

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                 VALUE
COMMUNICATIONS (continued)
          45,794  VODAFONE GROUP PLC ADR<<                                                   $   1,248,802
           1,772  WESTERN WIRELESS CORPORATION CLASS A+<<                                           47,844
           2,321  XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                       85,668

                                                                                                11,556,649
                                                                                             -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.02%
             485  CHEMED CORPORATION                                                                30,090
           1,516  DYCOM INDUSTRIES INCORPORATED+<<                                                  44,176

                                                                                                    74,266
                                                                                             -------------

DEPOSITORY INSTITUTIONS - 8.79%
          15,568  ABN AMRO HOLDING NV ADR                                                          383,284
          10,242  ALLIED IRISH BANKS PLC ADR                                                       399,336
           7,150  AMSOUTH BANCORPORATION                                                           185,399
           4,807  ASSOCIATED BANC-CORP                                                             159,737
           1,902  ASTORIA FINANCIAL CORPORATION                                                     78,933
          35,248  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                           577,362
          40,825  BANCO SANTANDER CENTRAL HISPANO SA ADR                                           489,492
           5,565  BANCTRUST FINANCIAL GROUP INCORPORATED                                           118,534
          53,027  BANK OF AMERICA CORPORATION                                                    2,453,559
         120,000  BANK OF EAST ASIA LIMITED ADR<<                                                  377,316
          11,446  BANK OF NEW YORK COMPANY INCORPORATED                                            376,688
           4,984  BANKNORTH GROUP INCORPORATED                                                     179,274
          13,002  BARCLAYS PLC ADR<<                                                               541,143
           8,318  BAYERISCHE HYPO-UND VEREINSBANK AG ADR+                                          185,503
           8,724  BB&T CORPORATION                                                                 370,334
           1,600  BERKSHIRE HILLS BANCORP INCORPORATED                                              58,400
          15,949  BNP PARIBAS SA ADR<<                                                             554,300
           2,127  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                  57,620
           3,115  CAPITOL FEDERAL FINANCIAL                                                        109,897
           3,669  CASCADE BANCORP                                                                   79,984
           2,050  CENTRAL PACIFIC FINANCIAL CORPORATION                                             68,531
           4,715  CHITTENDEN CORPORATION                                                           138,998
          66,856  CITIGROUP INCORPORATED                                                         2,991,806
           2,694  CITY BANK LYNNWOOD WASHINGTON                                                    103,827
           5,406  COASTAL FINANCIAL CORPORATION                                                     82,171
           2,449  COMERICA INCORPORATED                                                            150,613
           1,150  COMMERCE BANCORP INCORPORATED<<                                                   71,840
           2,725  COMMERCE BANCSHARES INCORPORATED                                                 133,268
           1,568  COMMERCIAL CAPITAL BANCORPORATION INCORPORATED<<                                  37,412
           3,009  COMMERCIAL FEDERAL CORPORATION                                                    87,652
           3,753  COMPASS BANCSHARES INCORPORATED                                                  174,740
           5,856  DEUTSCHE BANK AG<<                                                               496,589
           2,624  FARMERS CAPITAL BANK CORPORATION                                                  99,712
           7,580  FIFTH THIRD BANCORP                                                              381,729
           2,242  FIRST HORIZON NATIONAL CORPORATION                                                97,975
           1,565  FIRST OF LONG ISLAND CORPORATION                                                  76,888
           1,464  FIRST REPUBLIC BANK                                                               75,235
           1,392  FIRSTFED FINANCIAL CORPORATION+                                                   73,247
           1,846  GOLDEN WEST FINANCIAL CORPORATION                                                220,117
          11,300  HBOS PLC ADR                                                                     474,659
          11,673  HSBC HOLDINGS PLC ADR<<                                                          996,641
           6,846  HUNTINGTON BANCSHARES INCORPORATED                                               166,084
           2,079  HYPO REAL ESTATE HOLDING AG ADR+                                                  80,544
           4,662  INTERCHANGE FINANCIAL SERVICES CORP                                              124,475
           1,267  INVESTORS FINANCIAL SERVICES CORPORATION                                          55,545
          47,119  JP MORGAN CHASE & COMPANY                                                      1,774,030
           6,814  KEYCORP                                                                          226,838

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                 VALUE
DEPOSITORY INSTITUTIONS (continued)
          10,842  LLOYDS TSB GROUP PLC ADR<<                                                 $     352,582
           1,466  M&T BANK CORPORATION                                                             154,531
           4,414  MARSHALL & ILSLEY CORPORATION                                                    184,020
           7,430  MELLON FINANCIAL CORPORATION                                                     217,105
           2,743  MERCANTILE BANKSHARES CORPORATION                                                141,265
           1,051  NASB FINANCIAL INCORPORATED                                                       42,093
           4,293  NATIONAL AUSTRALIA BANK LIMITED ADR<<                                            465,833
           9,156  NATIONAL CITY CORPORATION                                                        339,504
           3,428  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                         67,806
           6,376  NORTH FORK BANCORPORATION INCORPORATED                                           183,629
           3,532  NORTHERN TRUST CORPORATION                                                       166,145
             973  OAK HILL FINANCIAL INCORPORATED                                                   37,062
           1,958  PFF BANCORP INCORPORATED                                                          88,502
           4,207  PNC FINANCIAL SERVICES GROUP                                                     228,861
           7,288  POPULAR INCORPORATED                                                             193,132
           1,579  R&G FINANCIAL CORPORATION CLASS B                                                 61,265
           7,343  REGIONS FINANCIAL CORPORATION                                                    256,932
          18,867  SAN PAOLO-IMI SPA                                                                518,654
           4,355  SEACOAST BANKING CORPORATION                                                      95,897
           1,955  SILICON VALLEY BANCSHARES+<<                                                      82,071
           1,808  SMITHTOWN BANCORPORATION INCORPORATED                                             59,411
          21,036  SOCIETE GENERALE<<                                                               406,226
           6,208  SOVEREIGN BANCORP INCORPORATED                                                   135,645
           4,864  STATE STREET CORPORATION                                                         216,740
           2,963  STERLING BANCORPORATION NY                                                        95,320
           4,984  SUNTRUST BANKS INCORPORATED                                                      355,359
           4,095  SY BANCORP INCORPORATED                                                           93,776
           6,573  SYNOVUS FINANCIAL CORPORATION                                                    177,471
           3,134  TCF FINANCIAL CORPORATION                                                         96,872
           1,879  TIERONE CORPORATION                                                               46,618
           1,280  TOMPKINS TRUSTCOMPANY INCORPORATED                                                67,456
           1,782  UCBH HOLDINGS INCORPORATED<<                                                      80,796
           1,698  UNIONBANCAL CORPORATION                                                          104,987
          26,650  US BANCORP                                                                       789,640
          21,403  WACHOVIA CORPORATION                                                           1,107,605
          10,948  WASHINGTON MUTUAL INCORPORATED                                                   445,693
          11,434  WESTPAC BANKING CORPORATION ADR                                                  817,874
           2,900  WILMINGTON TRUST CORPORATION                                                     104,835
           1,640  WINTRUST FINANCIAL CORPORATION                                                    98,138
           1,906  ZIONS BANCORPORATION                                                             126,749

                                                                                                26,501,361
                                                                                             -------------

EATING & DRINKING PLACES - 0.43%
           1,994  BOB EVANS FARMS INCORPORATED                                                      50,349
           1,417  BRINKER INTERNATIONAL INCORPORATED+                                               48,362
           1,034  CEC ENTERTAINMENT INCORPORATED+<<                                                 42,073
           1,093  CHEESECAKE FACTORY INCORPORATED+<<                                                53,437
           3,371  DARDEN RESTAURANTS INCORPORATED                                                   91,893
           1,237  DAVE & BUSTER'S INCORPORATED+                                                     23,132
           1,431  IHOP CORPORATION<<                                                                60,631
           1,193  JACK IN THE BOX INCORPORATED+                                                     45,072
           2,395  KRISPY KREME DOUGHNUTS INCORPORATED+<<                                            24,118
          16,037  MCDONALD'S CORPORATION                                                           492,977
           1,859  OUTBACK STEAKHOUSE INCORPORATED                                                   80,495
           2,176  WENDY'S INTERNATIONAL INCORPORATED                                                77,618
           4,355  YUM! BRANDS INCORPORATED                                                         197,717

                                                                                                 1,287,874
                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                 VALUE
EDUCATIONAL SERVICES - 0.11%
           2,135  APOLLO GROUP INCORPORATED CLASS A+                                         $     170,159
           1,718  CAREER EDUCATION CORPORATION+                                                     66,830
           1,867  DEVRY INCORPORATED+                                                               31,478
           1,093  ITT EDUCATIONAL SERVICES INCORPORATED+                                            52,169

                                                                                                   320,636
                                                                                             -------------

ELECTRIC, GAS & SANITARY SERVICES - 3.11%
           9,765  AES CORPORATION+                                                                 119,524
           4,786  ALLIED WASTE INDUSTRIES INCORPORATED+                                             43,505
           3,457  AMEREN CORPORATION                                                               167,388
           5,646  AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                   192,924
          11,700  BG GROUP PLC ADR<<                                                               411,723
           2,290  BLACK HILLS CORPORATION                                                           70,326
           4,136  CASCADE NATURAL GAS CORPORATION                                                   88,428
           6,192  CENTERPOINT ENERGY INCORPORATED                                                   69,103
           2,796  CENTRAL VERMONT PUBLIC SERVICE                                                    63,134
           3,429  CINERGY CORPORATION                                                              141,926
           6,843  CITIZENS COMMUNICATIONS COMPANY                                                   97,855
           3,708  CONSOLIDATED EDISON INCORPORATED                                                 162,596
           3,555  CONSTELLATION ENERGY GROUP INCORPORATED                                          155,353
           4,203  DOMINION RESOURCES INCORPORATED                                                  275,170
           2,991  DTE ENERGY COMPANY                                                               131,245
          12,963  DUKE ENERGY CORPORATION                                                          327,705
           6,283  E.ON AG                                                                          528,589
           5,316  EDISON INTERNATIONAL                                                             169,580
           8,763  EL PASO CORPORATION                                                               91,486
          20,231  ENDESA SA ADR                                                                    436,787
           3,449  ENTERGY CORPORATION                                                              223,564
           9,484  EXELON CORPORATION                                                               395,578
           5,273  FIRSTENERGY CORPORATION                                                          222,679
           2,542  FPL GROUP INCORPORATED                                                           178,779
           3,098  HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                         87,519
         110,000  HONG KONG ELECTRIC HOLDINGS LIMITED ADR                                          493,702
           5,430  INTERNATIONAL POWER PLC+<<                                                       160,239
           2,042  KINDER MORGAN INCORPORATED                                                       141,511
           2,996  LACLEDE GROUP INCORPORATED                                                        96,471
           7,520  NATIONAL GRID TRANSCO PLC                                                        345,770
             859  NICOR INCORPORATED                                                                31,697
           5,095  NISOURCE INCORPORATED                                                            111,020
           1,914  NSTAR                                                                             96,944
           3,734  NUI CORPORATION+<<                                                                51,156
           6,235  PG&E CORPORATION+                                                                207,376
           1,674  PINNACLE WEST CAPITAL CORPORATION                                                 73,991
           3,318  PPL CORPORATION                                                                  172,370
           3,287  PROGRESS ENERGY INCORPORATED                                                     144,332
           3,301  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                     145,211
           5,144  RELIANT RESOURCES INCORPORATED+<<                                                 61,111
           3,049  REPUBLIC SERVICES INCORPORATED                                                    96,013
           6,949  RWE AG                                                                           369,883
           9,845  SCOTTISH POWER PLC<<                                                             292,790
           3,878  SEMPRA ENERGY                                                                    143,408
           1,934  SOUTH JERSEY INDUSTRIES INCORPORATED                                              99,427
           9,896  SOUTHERN COMPANY                                                                 324,490
           1,057  TEXAS GENCO HOLDINGS INCORPORATED                                                 49,520
           4,272  TXU CORPORATION                                                                  268,367
           1,467  UIL HOLDINGS CORPORATION                                                          78,426
           7,630  WASTE MANAGEMENT INCORPORATED                                                    227,450
           7,620  WILLIAMS COMPANIES INCORPORATED                                                  127,025

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                 VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
           7,369  XCEL ENERGY INCORPORATED                                                   $     133,084

                                                                                                 9,395,250
                                                                                             -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.68%
           2,226  ADVANCED FIBRE COMMUNICATIONS INCORPORATED+                                       36,395
           5,489  ADVANCED MICRO DEVICES INCORPORATED+                                             116,806
          17,193  ALCATEL SA ADR+<<                                                                267,179
           5,474  ALTERA CORPORATION+                                                              124,150
           3,877  AMERICAN POWER CONVERSION CORPORATION                                             81,960
           2,897  AMKOR TECHNOLOGY INCORPORATED+                                                    15,934
           4,885  ANALOG DEVICES INCORPORATED                                                      180,501
           3,820  ANDREW CORPORATION+<<                                                             54,244
           6,538  APPLIED MICRO CIRCUITS CORPORATION+                                               24,060
             707  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                            26,838
             773  ARTISAN COMPONENTS INCORPORATED+                                                  26,669
           7,046  ASML HOLDING NV NY SHARES+                                                       107,452
           1,297  ATMI INCORPORATED+                                                                29,857
           2,051  AVX CORPORATION                                                                   25,822
           1,329  BENCHMARK ELECTRONICS INCORPORATED+                                               46,581
           3,549  BROADCOM CORPORATION CLASS A+<<                                                  115,414
           1,885  C&D TECHNOLOGIES INCORPORATED                                                     32,667
           4,239  CANON INCORPORATED ADR                                                           212,671
             494  CERADYNE INCORPORATED+<<                                                          24,404
          11,617  CHARTERED SEMICONDUCTOR+<<                                                        72,258
           3,509  COMVERSE TECHNOLOGY INCORPORATED+                                                 74,636
           1,440  CREE INCORPORATED+<<                                                              51,523
           1,318  CYMER INCORPORATED+<<                                                             40,094
           3,055  CYPRESS SEMICONDUCTOR+                                                            30,092
             819  DITECH COMMUNICATIONS CORPORATION+                                                12,907
           1,968  DSP GROUP INCORPORATED+                                                           43,650
           1,122  DUPONT PHOTOMASKS INCORPORATED+                                                   29,598
           1,298  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                     25,207
           5,165  EMERSON ELECTRIC COMPANY                                                         345,125
           1,361  ENERGIZER HOLDINGS INCORPORATED+                                                  63,559
           2,037  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                               31,166
           6,567  GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                      35,790
         137,196  GENERAL ELECTRIC COMPANY                                                       4,851,251
           2,397  GRAFTECH INTERNATIONAL LIMITED+                                                   22,867
             834  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                     102,457
           1,180  HARRIS CORPORATION                                                                78,104
           7,387  INFINEON TECHNOLOGIES AG ADR+                                                     81,257
           1,365  INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                                          32,269
           3,599  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                        40,849
          83,952  INTEL CORPORATION                                                              1,876,327
           1,851  INTERDIGITAL COMMUNICATIONS CORPORATION+                                          37,668
          21,572  INTERNATIONAL BUSINESS MACHINES CORPORATION                                    2,032,945
           1,031  INTERNATIONAL RECTIFIER CORPORATION+                                              43,653
           3,049  INTERSIL CORPORATION CLASS A                                                      49,089
           2,986  JABIL CIRCUIT INCORPORATED+                                                       74,829
          13,825  JDS UNIPHASE CORPORATION+                                                         43,825
           2,533  KLA-TENCOR CORPORATION+<<                                                        114,137
          13,019  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES<<                           335,109
           1,343  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                          99,946
           2,886  LATTICE SEMICONDUCTOR CORPORATION+                                                15,405
           3,528  LINEAR TECHNOLOGY CORPORATION                                                    134,629
           1,024  LITTELFUSE INCORPORATED+                                                          39,957
           8,425  LSI LOGIC CORPORATION+                                                            44,568
          54,815  LUCENT TECHNOLOGIES INCORPORATED+                                                215,423
          18,069  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                               269,228

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           4,349  MAXIM INTEGRATED PRODUCTS INCORPORATED                                          $     178,135
           1,893  MAYTAG CORPORATION                                                                     38,049
           3,737  MCDATA CORPORATION CLASS A+                                                            21,114
           1,601  MERIX CORPORATION+                                                                     17,419
           3,026  MICROCHIP TECHNOLOGY INCORPORATED                                                      85,273
           7,678  MICRON TECHNOLOGY INCORPORATED+                                                        85,072
          44,788  MINEBEA COMPANY LIMITED ADR                                                           360,763
           3,414  MOLEX INCORPORATED<<                                                                   94,124
          31,243  MOTOROLA INCORPORATED                                                                 601,740
           2,791  MYKROLIS CORPORATION+                                                                  34,218
           2,424  NATIONAL PRESTO INDUSTRIES INCORPORATED                                               109,904
           4,976  NATIONAL SEMICONDUCTOR CORPORATION<<                                                   76,929
           5,011  NETWORK APPLIANCE INCORPORATED+                                                       151,132
          44,034  NOKIA OYJ ADR                                                                         712,030
           2,130  NOVELLUS SYSTEMS INCORPORATED+                                                         57,382
           2,749  NVIDIA CORPORATION+                                                                    52,588
           1,883  OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                33,593
           8,730  OMRON CORPORATION                                                                     200,002
           2,247  OPENWAVE SYSTEMS INCORPORATED+                                                         29,615
           1,410  PHOTRONICS INCORPORATED+<<                                                             26,564
           1,060  PLANTRONICS INCORPORATED                                                               43,661
           2,906  PMC-SIERRA INCORPORATED+                                                               32,082
           2,714  POLYCOM INCORPORATED+<<                                                                61,988
           2,579  POWERWAVE TECHNOLOGIES+<<                                                              20,859
           1,582  QLOGIC CORPORATION+                                                                    54,405
          21,318  QUALCOMM INCORPORATED                                                                 887,255
           2,021  RAMBUS INCORPORATED+                                                                   46,705
           4,357  RF MICRO DEVICES INCORPORATED+<<                                                       30,325
           2,972  ROCKWELL COLLINS INCORPORATED                                                         118,464
           1,017  ROGERS CORPORATION+<<                                                                  48,257
          10,522  SANMINA-SCI CORPORATION+                                                               92,909
          11,974  SANYO ELECTRIC CO LIMITED<<                                                           196,254
           2,462  SCIENTIFIC-ATLANTA INCORPORATED                                                        72,924
           1,370  SEMTECH CORPORATION+                                                                   28,044
           2,151  SILICON IMAGE INCORPORATED+                                                            36,137
             938  SILICON LABORATORIES INCORPORATED+                                                     28,271
           2,914  SKYWORKS SOLUTIONS INCORPORATED+<<                                                     28,936
           1,079  SOHU.COM INCORPORATED+                                                                 18,289
          13,480  SOLECTRON CORPORATION+                                                                 84,250
           7,559  SONY CORPORATION ADR                                                                  274,845
           3,508  SPATIALIGHT INCORPORATED+                                                              31,467
           7,718  STMICROELECTRONICS NV NY SHARES<<                                                     154,360
           2,901  TDK CORPORATION ADR                                                                   207,189
          16,773  TELEFONAKTIEBOLAGET LM ERICSSON ADR+<<                                                557,702
           7,706  TELLABS INCORPORATED+                                                                  65,886
          22,487  TEXAS INSTRUMENTS INCORPORATED                                                        543,736
           2,069  THOMAS & BETTS CORPORATION+                                                            65,463
           3,387  TRIQUINT SEMICONDUCTOR INCORPORATED+                                                   14,666
           1,122  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                39,853
           3,879  VISHAY INTERTECHNOLOGY INCORPORATED+                                                   56,672
             750  WHIRLPOOL CORPORATION                                                                  48,413
           4,507  XILINX INCORPORATED                                                                   140,709
           1,217  ZORAN CORPORATION+                                                                     14,421

                                                                                                     20,152,044
                                                                                                  -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.50%
           1,045  AFFYMETRIX INCORPORATED+<<                                                             35,478
             804  AMERICAN HEALTHCORP+<<                                                                 26,813
           2,287  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                 46,609

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
           1,948  APPLERA CORPORATION-CELERA GENOMICS GROUP+                                 $      27,428
           4,258  AXONYX INCORPORATED+                                                              31,339
           5,067  BEARINGPOINT INCORPORATED+                                                        44,083
           1,206  CDI CORPORATION                                                                   23,300
           2,306  CELGENE CORPORATION+                                                              63,231
             931  CEPHALON INCORPORATED+                                                            44,250
           2,864  CORNELL COMPANIES INCORPORATED+                                                   41,958
             866  CORPORATE EXECUTIVE BOARD COMPANY<<                                               58,091
           6,335  CURAGEN CORPORATION+<<                                                            38,200
           1,780  CV THERAPEUTICS INCORPORATED+                                                     38,590
           1,294  ERESEARCH TECHNOLOGY INCORPORATED+                                                19,074
           1,414  FLUOR CORPORATION                                                                 73,387
             747  GEN-PROBE INCORPORATED+                                                           29,805
           1,537  ICOS CORPORATION+                                                                 37,119
         191,123  INVENSYS PLC+<<                                                                  127,861
           2,055  MOODY'S CORPORATION                                                              165,941
           1,589  NAVIGANT CONSULTING INCORPORATED+                                                 37,103
           1,153  OMNICELL INCORPORATED+                                                            12,395
           4,780  PAYCHEX INCORPORATED                                                             158,505
           1,215  QUEST DIAGNOSTICS INCORPORATED                                                   113,906
             873  RESOURCES CONNECTION INCORPORATED+<<                                              39,599
          10,589  SERVICEMASTER COMPANY                                                            139,457
           1,582  TELIK INCORPORATED+<<                                                             30,232

                                                                                                 1,503,754
                                                                                             -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.36%
           1,103  AMERON INTERNATIONAL CORPORATION                                                  41,892
           1,504  BALL CORPORATION                                                                  67,274
           1,250  COMPX INTERNATIONAL INCORPORATED                                                  20,063
           1,759  CRANE COMPANY                                                                     53,227
           1,876  FORTUNE BRANDS INCORPORATED                                                      147,229
           3,523  ILLINOIS TOOL WORKS INCORPORATED                                                 331,972
           6,706  MASCO CORPORATION                                                                236,521
           1,067  METALS USA INCORPORATED+                                                          20,006
             981  NCI BUILDING SYSTEMS INCORPORATED+                                                36,395
           2,077  SNAP-ON INCORPORATED                                                              65,654
           1,518  TASER INTERNATIONAL INCORPORATED+<<                                               41,654
           1,671  WATER PIK TECHNOLOGIES INCORPORATED+                                              28,741

                                                                                                 1,090,628
                                                                                             -------------

FINANCIAL SERVICES - 0.03%
           4,932  JANUS CAPITAL GROUP INCORPORATED<<                                                81,625
                                                                                             -------------

FOOD & KINDRED PRODUCTS - 2.35%
             248  ADOLPH COORS COMPANY CLASS B                                                      18,575
           1,088  AMERICAN ITALIAN PASTA COMPANY CLASS A                                            20,955
           9,310  ANHEUSER-BUSCH COMPANIES INCORPORATED                                            466,338
           9,393  ARCHER-DANIELS-MIDLAND COMPANY                                                   199,132
           9,517  CADBURY SCHWEPPES PLC ADR<<                                                      342,612
           4,471  CAMPBELL SOUP COMPANY                                                            127,558
          27,122  COCA COLA COMPANY                                                              1,066,166
           4,143  COCA COLA ENTERPRISES INCORPORATED                                                86,174
           7,404  CONAGRA FOODS INCORPORATED                                                       200,278
           2,015  DEL MONTE FOODS COMPANY+                                                          21,863
           6,283  DIAGEO PLC ADR<<                                                                 353,984
           3,610  GENERAL MILLS INCORPORATED                                                       164,219
          17,621  GROUPE DANONE ADR                                                                313,654
             769  HANSEN NATURAL CORPORATION+                                                       25,992

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
FOOD & KINDRED PRODUCTS (continued)
           2,460  HERSHEY FOODS CORPORATION                                                  $     127,428
           4,250  HJ HEINZ COMPANY                                                                 157,930
           2,999  HORMEL FOODS CORPORATION                                                          91,799
           1,563  JM SMUCKER COMPANY                                                                71,085
           3,747  KELLOGG COMPANY                                                                  163,744
          28,187  KIRIN BREWERY COMPANY LIMITED                                                    272,005
           3,535  KRAFT FOODS INCORPORATED CLASS A                                                 120,897
           2,931  MCCORMICK & COMPANY INCORPORATED                                                 106,835
           1,701  MGP INGREDIENTS INCORPORATED                                                      15,887
          12,671  NESTLE SA ADR                                                                    814,278
           3,290  PEPSI BOTTLING GROUP INCORPORATED                                                 92,186
           3,445  PEPSIAMERICAS INCORPORATED                                                        72,724
          21,794  PEPSICO INCORPORATED                                                           1,087,738
          10,933  SARA LEE CORPORATION                                                             256,707
           4,474  TYSON FOODS INCORPORATED CLASS A                                                  73,329
           2,240  WM WRIGLEY JR COMPANY<<                                                          154,112

                                                                                                 7,086,184
                                                                                             -------------

FOOD STORES - 0.62%
           5,159  ALBERTSON'S INCORPORATED<<                                                       130,523
          10,134  COLES MYER LIMITED ADR                                                           631,247
          12,798  KONINKLIJKE AHOLD NV ADR+                                                         93,937
           9,968  KROGER COMPANY+                                                                  161,282
           5,646  STARBUCKS CORPORATION+                                                           317,644
          25,880  TESCO PLC ADR<<                                                                  447,452
             930  WHOLE FOODS MARKET INCORPORATED                                                   84,416
           3,083  WINN-DIXIE STORES INCORPORATED+<<                                                 12,332

                                                                                                 1,878,833
                                                                                             -------------

FORESTRY - 0.06%
           2,946  WEYERHAEUSER COMPANY                                                             194,436
                                                                                             -------------

FURNITURE & FIXTURES - 0.15%
           1,928  HERMAN MILLER INCORPORATED                                                        47,357
           1,221  HILLENBRAND INDUSTRIES INCORPORATED                                               67,155
           1,477  HNI CORPORATION                                                                   62,610
           1,454  HOOKER FURNITURE CORPORATION                                                      33,951
           3,982  LEGGETT & PLATT INCORPORATED                                                     118,863
           4,086  NEWELL RUBBERMAID INCORPORATED                                                    94,305
           1,613  SELECT COMFORT CORPORATION+<<                                                     31,437

                                                                                                   455,678
                                                                                             -------------

GENERAL MERCHANDISE STORES - 0.57%
           3,110  BIG LOTS INCORPORATED+                                                            36,076
           5,264  DOLLAR GENERAL CORPORATION                                                       103,964
           2,855  FAMILY DOLLAR STORES INCORPORATED                                                 83,651
           2,525  FEDERATED DEPARTMENT STORES INCORPORATED                                         138,370
           2,606  FOOT LOCKER INCORPORATED                                                          67,704
           1,721  FRED'S INCORPORATED                                                               29,825
           3,245  JC PENNEY COMPANY INCORPORATED                                                   125,257
             578  KMART HOLDING CORPORATION+<<                                                      59,436
           4,343  MAY DEPARTMENT STORES COMPANY                                                    122,125
           2,919  SEARS ROEBUCK & COMPANY                                                          151,876
          12,138  TARGET CORPORATION                                                               621,708

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                   VALUE
GENERAL MERCHANDISE STORES (continued)
           7,490  TJX COMPANIES INCORPORATED                                                 $     176,315

                                                                                                 1,716,307
                                                                                             -------------

HEALTH SERVICES - 0.56%
             452  AMEDISYS INCORPORATED+                                                            14,880
           4,553  BIOGEN IDEC INCORPORATED+                                                        267,170
           6,402  CAREMARK RX INCORPORATED+                                                        228,936
             826  COVANCE INCORPORATED+                                                             32,594
           1,425  DAVITA INCORPORATED+                                                              47,338
           1,265  ENZON PHARMACEUTICALS INCORPORATED+                                               17,128
           2,517  FIRST HEALTH GROUP CORPORATION+                                                   44,853
           6,410  HCA INCORPORATED                                                                 252,682
           4,215  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                93,109
           3,414  HUMAN GENOME SCIENCES INCORPORATED+                                               37,554
           2,117  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                      101,510
             909  LCA-VISION INCORPORATED                                                           29,815
           1,553  LINCARE HOLDINGS INCORPORATED+<<                                                  59,930
           1,486  MANOR CARE INCORPORATED                                                           51,193
           1,064  NEIGHBORCARE INCORPORATED+                                                        29,888
             905  ODYSSEY HEALTHCARE INCORPORATED+                                                  12,082
             559  PEDIATRIX MEDICAL GROUP INCORPORATED+                                             34,826
           1,523  RENAL CARE GROUP INCORPORATED+                                                    50,716
           2,273  SELECT MEDICAL CORPORATION                                                        39,664
             524  SIERRA HEALTH SERVICES INCORPORATED+                                              29,150
           6,266  TENET HEALTHCARE CORPORATION+<<                                                   67,986
           1,265  TRIAD HOSPITALS INCORPORATED+                                                     46,413
           1,149  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                              45,351
           1,054  UNIVERSAL HEALTH SERVICES CLASS B                                                 47,978

                                                                                                 1,682,746
                                                                                             -------------

HOLDING & OTHER INVESTMENT OFFICES - 1.50%
           1,762  4KIDS ENTERTAINMENT INCORPORATED+<<                                               35,998
           3,536  ACADIA REALTY TRUST                                                               53,570
           1,616  AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                     52,908
           5,364  ARCHSTONE-SMITH TRUST                                                            195,786
           2,461  BEDFORD PROPERTY INVESTORS                                                        68,662
           2,351  BOSTON PROPERTIES INCORPORATED                                                   141,483
           1,665  CAPITAL TRUST INCORPORATED NY CLASS A                                             54,695
           2,923  CAPSTEAD MORTGAGE CORPORATION<<                                                   32,036
           3,661  CEDAR SHOPPING CENTERS INCORPORATED                                               49,790
           2,356  CORPORATE OFFICE PROPERTIES TRUST SBI MD                                          65,450
           2,018  CORRECTIONAL PROPERTIES TRUST                                                     57,372
           5,109  CRESCENT REAL ESTATE EQUITIES COMPANY                                             92,473
           4,923  DUKE REALTY CORPORATION                                                          170,090
           1,414  EASTGROUP PROPERTIES INCORPORATED                                                 53,195
           2,123  ENTERTAINMENT PROPERTIES TRUST                                                    91,098
           2,526  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                          91,643
           5,834  EQUITY OFFICE PROPERTIES TRUST                                                   160,143
           4,653  EQUITY RESIDENTIAL                                                               156,853
           3,155  FELCOR LODGING TRUST INCORPORATED+                                                40,826
           3,539  GENERAL GROWTH PROPERTIES INCORPORATED                                           121,423
             980  HEADWATERS INCORPORATED+                                                          31,389
           2,272  HERITAGE PROPERTY INVESTMENT TRUST                                                72,931
           8,033  HOST MARRIOTT CORPORATION                                                        125,797
           1,915  IMPAC MORTGAGE HOLDINGS INCORPORATED                                              44,868
           3,190  ISTAR FINANCIAL INCORPORATED                                                     140,041
           1,714  KILROY REALTY CORPORATION                                                         69,280
           3,071  KIMCO REALTY CORPORATION                                                         174,678

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                 VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
           3,945  KRAMONT REALTY TRUST                                                       $      79,373
           1,602  LASALLE HOTEL PROPERTIES                                                          49,181
           2,773  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                   109,423
          45,147  MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED ADR<<                              427,993
           1,723  NATIONAL HEALTH INVESTORS INCORPORATED                                            49,881
             823  NOVASTAR FINANCIAL INCORPORATED<<                                                 36,204
           1,418  PARKWAY PROPERTIES INCORPORATED                                                   71,042
           1,965  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                         80,074
           4,204  PLUM CREEK TIMBER COMPANY                                                        155,548
           2,674  PUBLIC STORAGE INCORPORATED                                                      142,738
           1,904  RAIT INVESTMENT TRUST                                                             53,312
           2,239  RAMCO-GERSHENSON PROPERTIES                                                       68,133
             658  REDWOOD TRUST INCORPORATED                                                        38,315
           1,634  SAUL CENTERS INCORPORATED                                                         59,559
           2,908  SIMON PROPERTY GROUP INCORPORATED                                                180,529
           1,598  SOVRAN SELF STORAGE INCORPORATED                                                  67,499
           1,663  TANGER FACTORY OUTLET CENTERS INCORPORATED                                        83,333
           2,893  TOWN & COUNTRY TRUST                                                              81,583
           3,691  U.S. RESTAURANT PROPERTIES INCORPORATED                                           66,992
           2,423  VORNADO REALTY TRUST                                                             178,090

                                                                                                 4,523,280
                                                                                             -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.20%
           4,143  BED BATH & BEYOND INCORPORATED+<<                                                165,422
           3,712  BEST BUY COMPANY INCORPORATED                                                    209,283
           3,004  CIRCUIT CITY STORES INCORPORATED                                                  46,832
           1,069  COST PLUS INCORPORATED+                                                           33,973
           2,664  RADIO SHACK CORPORATION                                                           84,102
           1,467  WILLIAMS-SONOMA INCORPORATED+<<                                                   53,707

                                                                                                   593,319
                                                                                             -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.21%
           2,277  EMPIRE RESORTS INCORPORATED+<<                                                    24,501
           7,778  HILTON HOTELS CORPORATION                                                        160,693
             805  MANDALAY RESORT GROUP                                                             56,108
           2,912  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                      165,547
           1,502  MGM MIRAGE+<<                                                                     87,567
           2,902  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                 151,746

                                                                                                   646,162
                                                                                             -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.49%
           9,988  3M COMPANY                                                                       794,945
           1,091  ACTUANT CORPORATION CLASS A+                                                      51,299
           2,625  AMERICAN STANDARD COMPANIES INCORPORATED+                                        102,217
           5,208  APPLE COMPUTER INCORPORATED+                                                     349,196
          22,138  APPLIED MATERIALS INCORPORATED+                                                  368,376
           4,536  BAKER HUGHES INCORPORATED                                                        201,081
           1,190  BLACK & DECKER CORPORATION                                                       100,067
             855  BLACK BOX CORPORATION                                                             36,491
           6,171  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                      42,765
           2,166  BROOKS AUTOMATION INCORPORATED+                                                   33,248
             895  CASCADE CORPORATION                                                               28,721
           4,284  CATERPILLAR INCORPORATED                                                         392,200
           1,134  CDW CORPORATION                                                                   74,526
          88,371  CISCO SYSTEMS INCORPORATED+                                                    1,653,421
           1,082  COOPER CAMERON CORPORATION+                                                       56,470
           3,294  DEERE & COMPANY                                                                  236,279

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                 VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          33,158  DELL INCORPORATED+                                                         $   1,343,562
           1,137  DIEBOLD INCORPORATED                                                              60,488
           1,669  DOT HILL SYSTEMS CORPORATION+                                                     11,015
           2,906  DOVER CORPORATION                                                                117,548
          31,888  EMC CORPORATION+                                                                 427,937
           2,706  EMULEX CORPORATION+                                                               38,263
             596  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                           32,780
             665  EQUINIX INCORPORATED+<<                                                           25,855
           2,272  FLOWSERVE CORPORATION+                                                            57,300
           7,604  GATEWAY INCORPORATED+                                                             51,783
           4,333  GRANT PRIDECO INCORPORATED+                                                       93,376
           3,067  HITACHI LIMITED ADR<<                                                            197,208
           1,439  JOY GLOBAL INCORPORATED                                                           58,553
           7,255  JUNIPER NETWORKS INCORPORATED+                                                   199,730
          11,336  KOMATSU LIMITED ADR                                                              309,219
           2,459  LAM RESEARCH CORPORATION+<<                                                       63,959
           1,604  LEXMARK INTERNATIONAL INCORPORATED+                                              136,180
           1,957  LINDSAY MANUFACTURING COMPANY                                                     55,070
          32,684  MAKITA CORPORATION                                                               508,563
           1,240  MANITOWOC COMPANY INCORPORATED                                                    46,314
          25,869  NEC CORPORATION ADR                                                              142,538
           1,464  NORDSON CORPORATION                                                               55,720
           3,026  PALL CORPORATION                                                                  81,974
           1,080  PALMONE INCORPORATED+<<                                                           37,843
           1,737  PARKER HANNIFIN CORPORATION                                                      129,928
           2,315  PENTAIR INCORPORATED                                                              92,646
           2,735  PITNEY BOWES INCORPORATED                                                        119,711
           2,107  ROBBINS & MYERS INCORPORATED<<                                                    50,863
           2,549  SANDISK CORPORATION+                                                              57,556
           1,873  SCIENTIFIC GAMES CORPORATION CLASS A+                                             44,765
           7,802  SIEMENS AG<<                                                                     622,756
           1,804  SMITH INTERNATIONAL INCORPORATED+<<                                              109,268
           1,443  SPX CORPORATION                                                                   59,322
           1,281  STANLEY WORKS                                                                     59,900
           2,411  STORAGE TECHNOLOGY CORPORATION+                                                   70,257
           4,304  SYMBOL TECHNOLOGIES INCORPORATED                                                  65,249
           1,390  TENNANT COMPANY                                                                   55,600
           1,140  TEREX CORPORATION+                                                                52,258
             520  TORO COMPANY                                                                      37,700
             711  TRANSACT TECHNOLOGIES INCORPORATED+                                               15,891
           2,378  VARIAN MEDICAL SYSTEMS INCORPORATED+                                             100,066
           4,518  WESTERN DIGITAL CORPORATION+                                                      44,141
           1,123  ZEBRA TECHNOLOGIES CORPORATION CLASS A+<<                                         56,464

                                                                                                10,518,421
                                                                                             -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.31%
           4,803  AON CORPORATION                                                                  101,439
           1,257  HILB, ROGAL & HAMILTON COMPANY                                                    43,605
           1,577  JEFFERSON-PILOT CORPORATION                                                       77,573
             973  LABONE INCORPORATED+<<                                                            29,336
           7,413  MARSH & MCLENNAN COMPANIES INCORPORATED                                          211,938
           3,840  MEDCO HEALTH SOLUTIONS INCORPORATED+                                             144,845
           5,750  METLIFE INCORPORATED                                                             224,250
           1,288  NATIONAL FINANCIAL PARTNERS CORPORATION                                           44,745
           3,315  UNUMPROVIDENT CORPORATION<<                                                       51,614

                                                                                                   929,345
                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                 VALUE
INSURANCE CARRIERS - 3.29%
          13,083  AEGON NV<<                                                                 $     162,094
           2,007  AETNA INCORPORATED                                                               237,850
           6,886  AFLAC INCORPORATED                                                               259,051
             148  ALLEGHANY CORPORATION+                                                            41,820
          17,718  ALLIANZ AG ADR                                                                   221,829
           1,375  ALLMERICA FINANCIAL CORPORATION+                                                  44,756
           8,902  ALLSTATE CORPORATION                                                             449,551
           1,342  AMBAC FINANCIAL GROUP INCORPORATED                                               109,145
          29,980  AMERICAN INTERNATIONAL GROUP INCORPORATED                                      1,899,233
           1,198  AMERICAN MEDICAL SECURITY GROUP INCORPORATED+                                     38,731
           1,029  AMERICAN NATIONAL INSURANCE COMPANY                                              104,598
           1,833  ANTHEM INCORPORATED+                                                             185,738
          16,220  AXA ADR<<                                                                        380,359
             885  CENTENE CORPORATION+                                                              47,347
           2,299  CHUBB CORPORATION                                                                175,207
           1,720  CIGNA CORPORATION                                                                120,434
           3,122  CINCINNATI FINANCIAL CORPORATION                                                 139,866
           2,746  FIDELITY NATIONAL FINANCIAL INCORPORATED                                         117,776
           3,923  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                   251,072
           2,339  HEALTH NET INCORPORATED+                                                          63,668
          18,464  ING GROEP NV ADR<<                                                               506,468
           1,319  KANSAS CITY LIFE INSURANCE COMPANY                                                65,211
             754  LANDAMERICA FINANCIAL GROUP INCORPORATED                                          40,264
           2,330  LINCOLN NATIONAL CORPORATION                                                     107,227
           2,449  LOEWS CORPORATION                                                                171,210
             222  MARKEL CORPORATION+<<                                                             71,484
           1,832  MBIA INCORPORATED                                                                109,847
           1,200  MERCURY GENERAL CORPORATION                                                       68,040
           1,202  MGIC INVESTMENT CORPORATION                                                       81,736
           2,724  MILLEA HOLDINGS INCORPORATED                                                     193,050
           4,063  OLD REPUBLIC INTERNATIONAL CORPORATION                                           101,534
           1,080  PACIFICARE HEALTH SYSTEMS INCORPORATED+<<                                         52,272
             953  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                    65,042
           1,533  PMI GROUP INCORPORATED                                                            63,129
           4,050  PRINCIPAL FINANCIAL GROUP INCORPORATED                                           152,604
           2,925  PROGRESSIVE CORPORATION                                                          266,146
           7,375  PRUDENTIAL FINANCIAL INCORPORATED                                                361,006
           1,870  RADIAN GROUP INCORPORATED                                                         95,837
           1,986  SAFECO CORPORATION                                                                96,261
           8,899  ST. PAUL COMPANIES INCORPORATED                                                  324,636
             531  STANCORP FINANCIAL GROUP INCORPORATED                                             41,976
           2,006  STEWART & STEVENSON SERVICES CORPORATION                                          40,120
           3,931  SWISS REINSURANCE COMPANY ADR                                                    263,068
           2,042  TORCHMARK CORPORATION                                                            112,126
             820  TRANSATLANTIC HOLDING INCORPORATED                                                47,839
           8,760  UNITEDHEALTH GROUP INCORPORATED                                                  725,766
           1,719  UNITRIN INCORPORATED                                                              81,893
           1,179  W.R. BERKLEY CORPORATION                                                          53,468
           2,085  WELLPOINT HEALTH NETWORKS INCORPORATED+                                          260,833
             701  ZENITH NATIONAL INSURANCE CORPORATION                                             32,225
          15,181  ZURICH FINANCIAL SERVICES AG ADR+                                                234,006

                                                                                                 9,936,449
                                                                                             -------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.03%
           1,196  CORRECTIONS CORPORATION OF AMERICA+                                               47,242
           1,890  GEO GROUP INCORPORATED+                                                           43,564

                                                                                                    90,806
                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                VALUE
LEATHER & LEATHER PRODUCTS - 0.06%
             902  BROWN SHOE COMPANY INCORPORATED                                                         $      25,725
           2,963  COACH INCORPORATED+                                                                           147,676

                                                                                                                173,401
                                                                                                          -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.08%
           2,255  COACHMEN INDUSTRIES INCORPORATED                                                               36,238
           3,575  GEORGIA-PACIFIC CORPORATION                                                                   130,881
           1,320  LOUISIANA-PACIFIC CORPORATION                                                                  32,300
           1,230  SKYLINE CORPORATION                                                                            50,860

                                                                                                                250,279
                                                                                                          -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.17%
           1,007  ABAXIS INCORPORATED+                                                                           12,628
             890  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                        37,006
             857  ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+<<                                               30,938
          14,916  ADVANTEST CORPORATION ADR                                                                     278,482
           7,081  AGILENT TECHNOLOGIES INCORPORATED+                                                            162,084
           2,055  ALIGN TECHNOLOGY INCORPORATED+                                                                 21,721
           1,859  ALLERGAN INCORPORATED                                                                         136,637
           3,469  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                   71,115
             599  ARMOR HOLDINGS INCORPORATED+<<                                                                 25,859
             701  ARTHROCARE CORPORATION+                                                                        21,219
             932  BAUSCH & LOMB INCORPORATED                                                                     54,876
           8,132  BAXTER INTERNATIONAL INCORPORATED                                                             257,378
           1,149  BECKMAN COULTER INCORPORATED                                                                   75,214
           3,654  BECTON DICKINSON & COMPANY                                                                    200,166
           3,793  BIOMET INCORPORATED                                                                           181,571
           8,896  BOSTON SCIENTIFIC CORPORATION+                                                                309,670
           1,748  C.R. BARD INCORPORATED                                                                        104,723
           2,486  CREDENCE SYSTEMS CORPORATION+<<                                                                18,993
             841  CYBERONICS INCORPORATED+                                                                       15,617
             920  CYBEROPTICS CORPORATION+                                                                       12,935
           3,339  DANAHER CORPORATION<<                                                                         189,922
           4,061  EASTMAN KODAK COMPANY                                                                         132,835
             737  FARO TECHNOLOGIES INCORPORATED+                                                                20,046
           1,385  FEI COMPANY+<<                                                                                 29,625
           1,668  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                94,309
           9,050  FUJI PHOTO FILM COMPANY LIMITED ADR                                                           318,741
           4,074  GUIDANT CORPORATION                                                                           264,117
           1,451  HOLOGIC INCORPORATED+<<                                                                        36,261
           1,094  INTEGRA LIFESCIENCES HOLDINGS+<<                                                               37,185
           1,121  INTUITIVE SURGICAL INCORPORATED+                                                               40,278
             496  INVISION TECHNOLOGIES INCORPORATED+                                                            24,046
           1,084  KEITHLEY INSTRUMENTS INCORPORATED                                                              20,509
             673  KENSEY NASH CORPORATION+<<                                                                     21,038
             727  LASERSCOPE+<<                                                                                  23,642
           1,126  MEASUREMENT SPECIALTIES INCORPORATED+                                                          28,724
          15,643  MEDTRONIC INCORPORATED                                                                        751,646
           1,377  MENTOR CORPORATION                                                                             42,494
             836  MILLIPORE CORPORATION                                                                          40,730
             801  OCULAR SCIENCES INCORPORATED+                                                                  38,700
           8,507  OLYMPUS CORPORATION ADR                                                                       164,355
           2,508  PERKINELMER INCORPORATED                                                                       53,496
           1,019  PHOTON DYNAMICS INCORPORATED+                                                                  22,469
             900  POSSIS MEDICAL INCORPORATED+                                                                   10,386
           5,810  RAYTHEON COMPANY                                                                              234,375
             883  RESMED INCORPORATED+<<                                                                         44,203
           2,261  RICOH COMPANY LIMITED ADR                                                                     198,968

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
           2,883  ROCKWELL AUTOMATION INCORPORATED                                                        $      136,366
           4,802  ST. JUDE MEDICAL INCORPORATED+                                                                 183,148
           4,162  STRYKER CORPORATION                                                                            183,086
           1,724  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                         59,202
           1,125  TECHNE CORPORATION+                                                                             41,794
           1,762  TEKTRONIX INCORPORATED                                                                          55,274
           3,038  TERADYNE INCORPORATED+                                                                          51,828
           3,189  THERMO ELECTRON CORPORATION+                                                                    96,467
           7,055  THERMOGENESIS+                                                                                  42,824
           1,572  TRIMBLE NAVIGATION LIMITED+<<                                                                   49,628
           1,109  UNITED INDUSTRIAL CORPORATION NEW YORK                                                          43,251
           1,350  VARIAN INCORPORATED+                                                                            50,558
           1,572  VIASYS HEALTHCARE INCORPORATED+                                                                 29,271
             917  VISX INCORPORATED+                                                                              23,714
           1,999  WATERS CORPORATION+                                                                             93,273
           1,227  WRIGHT MEDICAL GROUP INCORPORATED+                                                              32,454
          12,128  XEROX CORPORATION+<<                                                                           185,801
           3,213  ZIMMER HOLDINGS INCORPORATED+                                                                  262,181
             737  ZOLL MEDICAL CORPORATION+                                                                       25,006

                                                                                                               6,557,058
                                                                                                          --------------

MEDICAL EQUIPMENT & SUPPLIES - 0.01%
           1,938  WILSON GREATBATCH TECHNOLOGIES INCORPORATED+<<                                                  38,857
                                                                                                          --------------

MEDICAL MANAGEMENT SERVICES - 0.02%
           1,274  COVENTRY HEALTH CARE INCORPORATED+                                                              63,229
                                                                                                          --------------

MEMBERSHIP ORGANIZATIONS - 0.01%
           1,202  BRIGHTPOINT INCORPORATED+                                                                       22,970
                                                                                                          --------------

METAL MINING - 0.36%
             361  CLEVELAND CLIFFS INCORPORATED<<                                                                 34,981
           2,433  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                             95,203
           5,290  NEWMONT MINING CORPORATION                                                                     250,482
           1,403  PHELPS DODGE CORPORATION                                                                       136,273
           4,092  RIO TINTO PLC ADR<<                                                                            481,178
           2,107  ROYAL GOLD INCORPORATED<<                                                                       37,336
             671  SOUTHERN PERU COPPER CORPORATION                                                                31,886
           2,009  STILLWATER MINING COMPANY+                                                                      23,827

                                                                                                               1,091,166
                                                                                                          --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
           1,754  VULCAN MATERIALS COMPANY                                                                        90,945
                                                                                                          --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.26%
           2,086  EATON CORPORATION                                                                              140,597
           4,376  HASBRO INCORPORATED                                                                             83,275
          40,020  HEWLETT-PACKARD COMPANY                                                                        800,400
           1,382  ITT INDUSTRIES INCORPORATED                                                                    117,636
           1,125  JAKKS PACIFIC INCORPORATED+                                                                     20,948
          38,032  JOHNSON & JOHNSON                                                                            2,294,090
           1,875  LEAPFROG ENTERPRISES INCORPORATED+<<                                                            26,250
           6,354  MATTEL INCORPORATED                                                                            120,408
             799  RC2 CORPORATION+                                                                                25,001
           2,572  RUSS BERRIE AND COMPANY INCORPORATED                                                            58,487
           1,230  STEINWAY MUSICAL INSTRUMENTS+                                                                   34,772

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
           2,469  TIFFANY & COMPANY                                                          $      75,551

                                                                                                 3,797,415
                                                                                             -------------

MISCELLANEOUS RETAIL - 1.33%
           2,333  ACTION PERFORMANCE COMPANIES INCORPORATED<<                                       25,173
           4,471  AMAZON.COM INCORPORATED+<<                                                       177,409
           1,486  BLAIR CORPORATION                                                                 52,010
           6,231  COSTCO WHOLESALE CORPORATION                                                     302,827
           5,341  CVS CORPORATION                                                                  242,321
             878  DICK'S SPORTING GOODS INCORPORATED+                                               31,608
           1,111  DILLARDS INCORPORATED CLASS A                                                     27,975
           2,315  DOLLAR TREE STORES INCORPORATED+<<                                                64,426
           1,312  EXPRESS SCRIPTS INCORPORATED+                                                     94,412
           2,118  HANCOCK FABRICS INCORPORATED<<                                                    21,095
           2,498  MICHAELS STORES INCORPORATED                                                      68,270
           6,049  OFFICE DEPOT INCORPORATED+                                                        99,204
             512  OVERSTOCK.COM INCORPORATED+<<                                                     36,485
           2,736  PETSMART INCORPORATED<<                                                           93,763
           1,315  PRICELINE.COM INCORPORATED+<<                                                     31,389
          11,227  RITE AID CORPORATION+                                                             41,203
           7,466  STAPLES INCORPORATED                                                             238,240
           2,943  TOYS R US INCORPORATED+<<                                                         56,918
          32,875  WAL-MART STORES INCORPORATED                                                   1,711,473
          13,228  WALGREEN COMPANY                                                                 505,045
             857  WORLD FUEL SERVICES CORPORATION                                                   35,308
           1,511  ZALE CORPORATION+<<                                                               44,197

                                                                                                 4,000,751
                                                                                             -------------

MISCELLANEOUS SERVICES - 0.09%
          14,635  ADECCO SA ADR                                                                    182,791
           1,457  D&B CORPORATION+                                                                  86,488

                                                                                                   269,279
                                                                                             -------------

MOTION PICTURES - 0.74%
          42,876  LIBERTY MEDIA CORPORATION CLASS A+                                               442,909
           1,369  MACROVISION CORPORATION+                                                          36,347
          57,770  TIME WARNER INCORPORATED+                                                      1,023,107
          26,933  WALT DISNEY COMPANY                                                              723,959

                                                                                                 2,226,322
                                                                                             -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.32%
             998  ARKANSAS BEST CORPORATION                                                         43,034
           1,349  CNF INCORPORATED                                                                  63,066
           1,146  FORWARD AIR CORPORATION+                                                          53,117
           1,240  HUNT (J.B.) TRANSPORT SERVICES INCORPORATED                                       49,848
           1,208  LANDSTAR SYSTEM INCORPORATED+                                                     85,176
           1,335  SCS TRANSPORTATION INCORPORATED+                                                  28,235
           7,193  UNITED PARCEL SERVICE INCORPORATED CLASS B                                       605,291
           1,040  USF CORPORATION                                                                   38,449

                                                                                                   966,216
                                                                                             -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.49%
             679  ACCREDITED HOME LENDERS HOLDING COMPANY+                                          29,163
          14,637  AMERICAN EXPRESS COMPANY                                                         815,427

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                   VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
           2,354  AMERICREDIT CORPORATION+                                                   $      49,293
           3,237  CAPITAL ONE FINANCIAL CORPORATION                                                254,363
           3,372  CIT GROUP INCORPORATED                                                           144,153
           7,527  COUNTRYWIDE FINANCIAL CORPORATION                                                249,972
          12,537  FANNIE MAE                                                                       861,292
           1,793  FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C<<                               40,629
           1,243  FINANCIAL FEDERAL CORPORATION+                                                    47,806
           8,925  FREDDIE MAC                                                                      609,220
          15,545  MBNA CORPORATION                                                                 412,875
           8,065  ORIX CORPORATION ADR<<                                                           514,305
           5,295  PROVIDIAN FINANCIAL CORPORATION+                                                  84,985
           5,886  SLM CORPORATION                                                                  301,187
             449  STUDENT LOAN CORPORATION                                                          79,208

                                                                                                 4,493,878
                                                                                             -------------

OIL & GAS EXTRACTION - 2.18%
           3,518  ANADARKO PETROLEUM CORPORATION                                                   244,853
           4,638  APACHE CORPORATION                                                               250,730
           2,594  BJ SERVICES COMPANY                                                              131,438
           5,632  BURLINGTON RESOURCES INCORPORATED                                                261,381
           1,347  CABOT OIL AND GAS CORPORATION<<                                                   65,168
           1,891  CAL DIVE INTERNATIONAL INCORPORATED+<<                                            81,426
           2,455  CALLON PETROLEUM COMPANY+                                                         34,395
           1,154  CHENIERE ENERGY INCORPORATED+                                                     65,616
           3,166  CHESAPEAKE ENERGY CORPORATION                                                     56,988
           1,717  CIMAREX ENERGY COMPANY+                                                           68,989
           2,447  DENBURY RESOURCES INCORPORATED+                                                   70,841
           5,642  DEVON ENERGY CORPORATION                                                         233,692
           1,733  DIAMOND OFFSHORE DRILLING INCORPORATED<<                                          64,918
           2,037  EDGE PETROLEUM CORPORATION+                                                       31,166
           1,569  ENCORE ACQUISITION COMPANY+                                                       55,244
           2,185  ENERGY PARTNERS LTD+                                                              42,323
           6,551  ENI SPA ADR<<                                                                    807,411
           3,434  ENSCO INTERNATIONAL INCORPORATED                                                 107,519
           1,947  EOG RESOURCES INCORPORATED                                                       146,161
           2,068  EQUITABLE RESOURCES INCORPORATED                                                 123,046
           3,170  FX ENERGY INCORPORATED+<<                                                         31,827
           6,460  HALLIBURTON COMPANY                                                              267,121
           2,993  HANOVER COMPRESSOR COMPANY+                                                       43,698
           1,403  KERR-MCGEE CORPORATION                                                            87,309
           5,336  OCCIDENTAL PETROLEUM CORPORATION                                                 321,281
           1,586  PATINA OIL & GAS CORPORATION                                                      52,655
           1,019  QUICKSILVER RESOURCES INCORPORATED+                                               35,054
           1,500  REMINGTON OIL & GAS CORPORATION+                                                  43,425
          18,966  REPSOL YPF SA ADR<<                                                              462,012
           2,165  ROWAN COMPANIES INCORPORATED+                                                     56,073
           1,328  SEACOR SMIT INCORPORATED+                                                         73,704
           9,470  SHELL TRANSPORT & TRADING COMPANY PLC ADR<<                                      479,371
           1,112  SOUTHWESTERN ENERGY COMPANY+                                                      61,049
           1,009  SPINNAKER EXPLORATION COMPANY+                                                    36,596
           1,449  ST. MARY LAND & EXPLORATION COMPANY<<                                             62,293
             905  STONE ENERGY CORPORATION+                                                         43,422
           1,304  SWIFT ENERGY COMPANY+<<                                                           39,563
           1,291  TIDEWATER INCORPORATED                                                            43,804
           2,373  TODCO+                                                                            41,551
           8,850  TOTAL SA ADR<<                                                                   969,960
           3,799  UNOCAL CORPORATION                                                               174,906
           2,870  VARCO INTERNATIONAL INCORPORATED+                                                 85,354

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
OIL & GAS EXTRACTION (continued)
           3,363  XTO ENERGY INCORPORATED                                                    $     122,245

                                                                                                 6,577,578
                                                                                             -------------

PAPER & ALLIED PRODUCTS - 0.57%
           2,142  BEMIS COMPANY INCORPORATED                                                        59,633
           1,146  BOWATER INCORPORATED                                                              46,425
           6,439  BUNZL PLC ADR                                                                    279,453
           1,017  GREIF INCORPORATED CLASS A                                                        49,182
           6,267  INTERNATIONAL PAPER COMPANY                                                      260,206
           6,074  KIMBERLY-CLARK CORPORATION                                                       386,367
           3,479  MEADWESTVACO CORPORATION                                                         117,068
           1,557  OFFICEMAX INCORPORATED                                                            47,130
           3,614  PACTIV CORPORATION+                                                               89,808
           1,897  POPE & TALBOT INCORPORATED                                                        31,870
           4,491  REXAM PLC ADR<<                                                                  199,400
           3,387  SONOCO PRODUCTS COMPANY                                                           96,326
             735  TEMPLE-INLAND INCORPORATED                                                        43,799

                                                                                                 1,706,667
                                                                                             -------------

PERSONAL SERVICES - 0.14%
           1,858  ANGELICA CORPORATION                                                              47,100
           2,473  CINTAS CORPORATION                                                               110,593
           1,185  G & K SERVICES INCORPORATED CLASS A                                               48,680
           2,305  H & R BLOCK INCORPORATED                                                         109,948
           1,151  REGIS CORPORATION                                                                 51,392
           4,394  SERVICE CORPORATION INTERNATIONAL US+                                             31,022
           1,161  UNIFIRST CORPORATION                                                              32,090

                                                                                                   430,825
                                                                                             -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.18%
           1,085  AMERADA HESS CORPORATION                                                          96,402
             971  ASHLAND INCORPORATED                                                              57,435
          22,469  BP PLC ADR                                                                     1,378,473
          27,660  CHEVRONTEXACO CORPORATION                                                      1,510,236
           8,928  CONOCOPHILLIPS                                                                   812,359
          84,316  EXXON MOBIL CORPORATION                                                        4,321,195
           1,433  FRONTIER OIL CORPORATION                                                          38,189
             885  GIANT INDUSTRIES INCORPORATED+                                                    24,780
           4,916  MARATHON OIL CORPORATION                                                         193,887
           1,465  MURPHY OIL CORPORATION                                                           124,979
          12,466  ROYAL DUTCH PETROLEUM COMPANY                                                    713,803
           1,185  SUNOCO INCORPORATED                                                               97,834
           1,461  TESORO PETROLEUM CORPORATION+                                                     48,388
           3,782  VALERO ENERGY CORPORATION                                                        176,960

                                                                                                 9,594,920
                                                                                             -------------

PRIMARY METAL INDUSTRIES - 0.61%
          11,424  ALCOA INCORPORATED                                                               388,187
           2,359  ALLEGHENY TECHNOLOGIES INCORPORATED                                               51,898
             738  CARPENTER TECHNOLOGY CORPORATION<<                                                43,136
           1,303  COMMSCOPE INCORPORATED+                                                           25,174
             745  CURTISS-WRIGHT CORPORATION                                                        44,402
           2,770  ENGELHARD CORPORATION                                                             82,795
           2,242  IMCO RECYCLING INCORPORATED+<<                                                    36,231
           6,981  JOHNSON MATTHEY PLC ADR                                                          270,219

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                 VALUE
PRIMARY METAL INDUSTRIES (continued)
          12,402  KUBOTA CORPORATION ADR                                                     $     307,818
             990  LONE STAR TECHNOLOGIES INCORPORATED+                                              31,086
           1,150  MAVERICK TUBE CORPORATION+                                                        36,455
           1,316  MUELLER INDUSTRIES INCORPORATED                                                   40,441
           1,059  NS GROUP INCORPORATED+                                                            23,467
           2,108  NUCOR CORPORATION                                                                111,513
           1,116  OREGON STEEL MILLS INCORPORATED+                                                  20,066
           1,244  PRECISION CASTPARTS CORPORATION                                                   80,661
             868  QUANEX CORPORATION                                                                51,212
           1,045  STEEL DYNAMICS INCORPORATED                                                       42,354
             937  TEXAS INDUSTRIES INCORPORATED                                                     56,220
           1,559  UNITED STATES STEEL CORPORATION                                                   81,629

                                                                                                 1,824,964
                                                                                             -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.93%
           3,826  BELO CORPORATION CLASS A                                                          96,492
             879  CONSOLIDATED GRAPHICS INCORPORATED+                                               41,577
           1,490  CSS INDUSTRIES INCORPORATED                                                       47,874
           1,257  DOW JONES & COMPANY INCORPORATED                                                  53,737
           1,700  ENNIS INCORPORATED                                                                33,745
             680  EW SCRIPPS COMPANY CLASS A                                                        31,783
           3,342  GANNETT COMPANY INCORPORATED                                                     275,682
             959  KNIGHT-RIDDER INCORPORATED                                                        65,298
             715  MCCLATCHY COMPANY CLASS A                                                         50,121
           2,121  MCGRAW-HILL COMPANIES INCORPORATED                                               186,075
             952  MEDIA GENERAL INCORPORATED CLASS A                                                59,214
           1,224  MEREDITH CORPORATION                                                              64,529
           2,066  NEW YORK TIMES COMPANY CLASS A                                                    84,706
           1,105  PULITZER INCORPORATED                                                             70,289
           3,309  READERS DIGEST ASSOCIATION INCORPORATED                                           47,319
           8,593  REED ELSEVIER NV ADR<<                                                           231,066
           3,088  RR DONNELLEY & SONS COMPANY                                                      107,154
           5,432  TOPPAN PRINTING COMPANY LIMITED ADR                                              282,975
           3,468  TRIBUNE COMPANY                                                                  150,407
           1,569  VALASSIS COMMUNICATIONS INCORPORATED+                                             53,267
          19,820  VIACOM INCORPORATED CLASS B                                                      687,754
              88  WASHINGTON POST COMPANY CLASS B                                                   82,544

                                                                                                 2,803,608
                                                                                             -------------

RAILROAD TRANSPORTATION - 0.24%
           4,995  BURLINGTON NORTHERN SANTA FE CORPORATION                                         224,975
           3,236  CSX CORPORATION<<                                                                123,389
           5,820  NORFOLK SOUTHERN CORPORATION                                                     199,800
           2,866  UNION PACIFIC CORPORATION                                                        181,819

                                                                                                   729,983
                                                                                             -------------

REAL ESTATE - 0.24%
           2,815  CATELLUS DEVELOPMENT CORPORATION                                                  88,391
          88,492  CITY DEVELOPMENTS LIMITED                                                        378,471
             791  CONSOLIDATED-TOMOKA LAND CO                                                       31,735
           1,478  JONES LANG LASALLE INCORPORATED+                                                  53,060
             979  NEW CENTURY FINANCIAL CORPORATION+<<                                              61,932
           1,837  ST. JOE COMPANY                                                                  100,760

                                                                                                   714,349
                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                 VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.25%
           1,039  APPLIED FILMS CORPORATION+                                                 $      23,024
           5,872  BRIDGESTONE CORPORATION                                                          213,070
           1,161  COOPER TIRE & RUBBER COMPANY                                                      23,708
           3,661  GOODYEAR TIRE & RUBBER COMPANY<<                                                  46,202
             966  JARDEN CORPORATION+                                                               37,065
           2,328  NIKE INCORPORATED CLASS B                                                        197,089
           1,699  SEALED AIR CORPORATION+                                                           87,346
             602  TREX COMPANY INCORPORATED+<<                                                      28,264
           3,036  TUPPERWARE CORPORATION                                                            56,834
           1,380  WEST PHARMACEUTICAL SERVICES INCORPORATED                                         32,264

                                                                                                   744,866
                                                                                             -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.39%
           1,608  AG EDWARDS INCORPORATED                                                           62,873
           4,250  AMERITRADE HOLDING CORPORATION+                                                   59,202
           1,200  BEAR STEARNS COMPANIES INCORPORATED                                              117,096
           1,304  BKF CAPITAL GROUP INCORPORATED                                                    41,989
             850  BLACKROCK INCORPORATED                                                            63,376
          17,943  CHARLES SCHWAB CORPORATION                                                       193,426
             448  CHICAGO MERCANTILE EXCHANGE                                                       87,678
          11,987  CREDIT SUISSE GROUP ADR+                                                         468,212
           7,675  E*TRADE FINANCIAL CORPORATION+                                                   106,376
           2,246  FRANKLIN RESOURCES INCORPORATED                                                  147,405
           1,737  FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A                               33,211
             951  GABELLI ASSET MANAGEMENT INCORPORATED CLASS A<<                                   46,028
           3,964  GOLDMAN SACHS GROUP INCORPORATED                                                 415,269
           1,257  JEFFERIES GROUP INCORPORATED                                                      51,059
           1,615  LEGG MASON INCORPORATED                                                          110,046
           3,559  LEHMAN BROTHERS HOLDINGS INCORPORATED                                            298,173
          11,952  MERRILL LYNCH & COMPANY INCORPORATED                                             665,846
          14,281  MORGAN STANLEY                                                                   724,761
          16,453  NOMURA HOLDINGS INCORPORATED ADR<<                                               229,355
           2,107  NUVEEN INVESTMENTS CLASS A                                                        75,220
             711  PIPER JAFFRAY COMPANIES INCORPORATED+                                             32,713
           1,272  STIFEL FINANCIAL CORPORATION+                                                     30,592
           2,071  T ROWE PRICE GROUP INCORPORATED                                                  122,520

                                                                                                 4,182,426
                                                                                             -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.47%
             966  CABOT MICROELECTRONICS CORPORATION+<<                                             35,694
          18,310  CORNING INCORPORATED+                                                            230,340
           1,222  GENTEX CORPORATION<<                                                              39,495
           7,056  HANSON PLC ADR                                                                   283,792
          17,900  HOLCIM LIMITED ADR                                                               513,608
          10,826  LAFARGE SA ADR<<                                                                 255,169
           2,408  OWENS-ILLINOIS INCORPORATED+                                                      50,375

                                                                                                 1,408,473
                                                                                             -------------

TEXTILE MILL PRODUCTS - 0.04%
             953  MOHAWK INDUSTRIES INCORPORATED+                                                   83,578
             893  OXFORD INDUSTRIES INCORPORATED                                                    36,434

                                                                                                   120,012
                                                                                             -------------

TOBACCO PRODUCTS - 0.81%
          25,232  ALTRIA GROUP INCORPORATED                                                      1,450,588

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
TOBACCO PRODUCTS (continued)
           9,042  BRITISH AMERICAN TOBACCO PLC ADR                                           $     301,641
           6,495  IMPERIAL TOBACCO GROUP PLC ADR                                                   339,234
           1,849  LOEWS CORPORATION - CAROLINA GROUP                                                54,360
           1,756  REYNOLDS AMERICAN INCORPORATED                                                   132,806
           2,635  UST INCORPORATED                                                                 116,019
           3,084  VECTOR GROUP LIMITED<<                                                            50,578

                                                                                                 2,445,226
                                                                                             -------------

TRANSPORTATION BY AIR - 0.33%
           1,282  ALASKA AIR GROUP INCORPORATED+                                                    40,037
           4,162  AMR CORPORATION+<<                                                                37,583
           1,407  EGL INCORPORATED+<<                                                               47,472
           4,125  FEDEX CORPORATION                                                                391,999
          16,934  JAPAN AIRLINES SYSTEM ADR+<<                                                     240,514
           1,902  JETBLUE AIRWAYS CORPORATION+<<                                                    45,667
          11,469  SOUTHWEST AIRLINES COMPANY                                                       180,407

                                                                                                   983,679
                                                                                             -------------

TRANSPORTATION EQUIPMENT - 2.17%
           1,569  AUTOLIV INCORPORATED                                                              73,335
          15,460  BAE SYSTEMS PLC ADR                                                              289,903
          10,907  BOEING COMPANY                                                                   584,288
           1,843  BRUNSWICK CORPORATION                                                             89,975
           8,383  DAIMLERCHRYSLER AG<<                                                             375,642
           2,568  DANA CORPORATION                                                                  41,987
          11,562  DELPHI CORPORATION                                                               104,058
           1,033  DUCOMMUN INCORPORATED+                                                            26,187
          19,888  FIAT SPA ADR                                                                     146,972
          24,071  FORD MOTOR COMPANY<<                                                             341,327
           2,471  GENERAL DYNAMICS CORPORATION                                                     267,758
           5,695  GENERAL MOTORS CORPORATION                                                       219,770
           3,251  GENUINE PARTS COMPANY                                                            141,126
           1,745  GOODRICH CORPORATION                                                              55,404
           2,042  GREENBRIER COS INCORPORATED                                                       60,729
           1,131  GROUP 1 AUTOMOTIVE INCORPORATED+                                                  33,376
           3,995  HARLEY-DAVIDSON INCORPORATED<<                                                   230,991
           2,096  HEICO CORPORATION                                                                 44,854
          15,438  HONDA MOTOR COMPANY LIMITED ADR                                                  369,740
          11,513  HONEYWELL INTERNATIONAL INCORPORATED                                             406,754
           2,542  JOHNSON CONTROLS INCORPORATED                                                    156,079
           1,001  LEAR CORPORATION                                                                  58,058
           4,637  LOCKHEED MARTIN CORPORATION                                                      282,115
             759  MONACO COACH CORPORATION                                                          15,104
           1,157  NAVISTAR INTERNATIONAL CORPORATION+<<                                             47,611
           4,396  NORTHROP GRUMMAN CORPORATION                                                     247,627
           2,528  PACCAR INCORPORATED                                                              197,437
             947  POLARIS INDUSTRIES INCORPORATED                                                   62,407
           1,471  TENNECO AUTOMOTIVE INCORPORATED+                                                  22,800
           1,915  TEXTRON INCORPORATED                                                             139,067
           9,131  TOYOTA MOTOR CORPORATION ADR<<                                                   682,177
           1,475  TRINITY INDUSTRIES INCORPORATED                                                   52,141
           1,154  TRIUMPH GROUP INCORPORATED+                                                       46,806
           6,364  UNITED TECHNOLOGIES CORPORATION                                                  620,999
             884  WABASH NATIONAL CORPORATION+                                                      21,985

                                                                                                 6,556,589
                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
TRANSPORTATION SERVICES - 0.07%
           2,382  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                        $     126,865
           1,490  GATX CORPORATION<<                                                                43,866
           2,037  SABRE HOLDINGS CORPORATION                                                        47,014

                                                                                                   217,745
                                                                                             -------------

WATER TRANSPORTATION - 0.15%
           5,940  CARNIVAL PLC ADR<<                                                               333,175
           1,503  KIRBY CORPORATION+                                                                68,416
             722  OVERSEAS SHIPHOLDING GROUP INCORPORATED                                           47,428

                                                                                                   449,019
                                                                                             -------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.64%
           1,441  AMERISOURCE-BERGEN CORPORATION                                                    84,933
           1,160  BROWN-FORMAN CORPORATION CLASS B                                                  55,703
           5,732  CARDINAL HEALTH INCORPORATED                                                     299,669
           2,713  DEAN FOODS COMPANY+                                                               85,921
           1,478  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                     43,631
           4,029  MCKESSON CORPORATION                                                             119,057
           1,325  PERRY ELLIS INTERNATIONAL INCORPORATED+                                           25,294
           6,412  SAFEWAY INCORPORATED+                                                            123,623
           5,315  SMURFIT-STONE CONTAINER CORPORATION+                                              95,457
           2,406  STANDARD COMMERCIAL CORPORATION                                                   45,281
           2,512  SUPERVALU INCORPORATED                                                            79,354
           8,370  SYSCO CORPORATION                                                                290,857
           1,170  TRACTOR SUPPLY COMPANY+                                                           37,112
           4,868  UNILEVER NV                                                                      306,684
           6,663  UNILEVER PLC ADR<<                                                               246,598

                                                                                                 1,939,174
                                                                                             -------------

WHOLESALE TRADE-DURABLE GOODS - 0.76%
           2,404  ARROW ELECTRONICS INCORPORATED+                                                   58,970
           3,214  AVNET INCORPORATED+                                                               59,138
           1,091  BORGWARNER INCORPORATED                                                           54,615
           2,744  CYTYC CORPORATION+                                                                73,649
             851  DREW INDUSTRIES INCORPORATED+                                                     28,347
             666  IMAGISTICS INTERNATIONAL INCORPORATED+                                            23,843
           1,791  INGRAM MICRO INCORPORATED CLASS A+                                                34,459
           1,986  INSIGHT ENTERPRISES INCORPORATED+<<                                               40,177
           2,899  INTAC INTERNATIONAL+                                                              28,004
           2,799  KYOCERA CORPORATION ADR                                                          196,742
          11,999  MITSUBISHI CORPORATION ADR                                                       304,191
           1,683  MITSUI & COMPANY LIMITED ADR                                                     292,000
          11,074  NISSAN MOTOR COMPANY LIMITED ADR<<                                               232,222
           1,903  OMNICARE INCORPORATED                                                             61,676
           1,844  PATTERSON COMPANIES INCORPORATED+<<                                               75,346
           1,682  PEP BOYS-MANNY, MOE & JACK<<                                                      26,492
           1,937  RYERSON TULL INCORPORATED<<                                                       31,341
           1,394  SCP POOL CORPORATION                                                              43,953
          62,246  SUMITOMO MITSUI FINANCIAL                                                        432,958
           5,047  SYCAMORE NETWORKS INCORPORATED+                                                   18,926
           1,262  TECH DATA CORPORATION+                                                            57,282
           4,266  VISTEON CORPORATION                                                               36,090

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK FUNDS                          NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
           1,424  W.W. GRAINGER INCORPORATED                                                 $      88,089

                                                                                                 2,298,510
                                                                                             -------------

TOTAL COMMON STOCK (COST $201,687,169)                                                         224,631,902
                                                                                             -------------

PRINCIPAL                                                     INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES - 7.09%

US TREASURY NOTES - 7.09%
$      5,490,000  US TREASURY NOTE<<                                 2.63%      05/15/2008       5,356,181
       3,700,000  US TREASURY NOTE<<                                 3.13       09/15/2008       3,656,063
       2,000,000  US TREASURY NOTE<<                                 3.38       12/15/2008       1,989,062
       2,400,000  US TREASURY NOTE<<                                 2.63       03/15/2009       2,309,155
       6,020,000  US TREASURY NOTE<<                                 4.00       06/15/2009       6,109,830
       1,800,000  US TREASURY NOTE<<                                 3.38       09/15/2009       1,775,601
         200,000  US TREASURY NOTE                                   3.50       11/15/2009         198,188

                                                                                                21,394,080
                                                                                             -------------

TOTAL US TREASURY SECURITIES (COST $21,398,665)                                                 21,394,080
                                                                                             -------------

COLLATERAL FOR SECURITIES LENDING - 17.17%
                  COLLATERAL FOR SECURITY LENDING                                               51,797,658

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $51,797,658)                                      51,797,658
                                                                                             -------------

SHORT-TERM INVESTMENTS - 1.26%

US TREASURY BILLS - 1.26%
       3,818,000  US TREASURY BILL^                                 1.96       12/23/2004        3,813,427
                                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,813,427)                                                   3,813,427
                                                                                             -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $278,696,919)*                                     100.00%                             $ 301,637,067
                                                         ------                              -------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


27





ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                    CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Outlook Today Fund, Wells Fargo Outlook 2010 Fund, Wells Fargo Outlook 2020 Fund, Wells Fargo Outlook 2030 Fund and Wells Fargo Outlook 2040 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 21, 2005


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Outlook Today Fund, Wells Fargo Outlook 2010 Fund, Wells Fargo Outlook 2020 Fund, Wells Fargo Outlook 2030 Fund and Wells Fargo Outlook 2040 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 21, 2005


/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Wells Fargo Funds Trust


                                           By: /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President


                                           By: /s/ Stacie D. DeAngelo

                                               Stacie D. DeAngelo
                                               Treasurer

Date: January 21, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                              Wells Fargo Funds Trust
\

                                              By: /s/ Karla M. Rabusch

                                                  Karla M. Rabusch
                                                  President


                                              By: /s/ Stacie D. DeAngelo

                                                  Stacie D. DeAngelo
                                                  Treasurer

Date: January 21, 2005